UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07175

Name of Registrant:	Vanguard Tax-Managed Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2022—December 31, 2022

Item 1: Reports to Shareholders

Annual Report  |  December 31, 2022
Vanguard Tax-Managed Funds®
Vanguard Tax-Managed Balanced Fund
Vanguard Tax-Managed Capital Appreciation Fund
Vanguard Tax-Managed Small-Cap Fund

Contents
Your Fund’s Performance at a Glance	1
About Your Fund's Expenses	2
Tax-Managed Balanced Fund	4
Tax-Managed Capital Appreciation Fund	66
Tax-Managed Small-Cap Fund	85
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	Despite some relief in midsummer and late fall, the 12 months ended December 31, 2022, were a volatile, challenging period for financial markets. Returns for the Vanguard Tax-Managed Funds ranged from –19.06% for Admiral Shares of the Tax-Managed Capital Appreciation Fund to –12.66% for Admiral Shares of the Tax-Managed Balanced Fund. The returns were roughly in line with their respective benchmarks.
•	Overall, the economic backdrop deteriorated as inflation soared to multidecade highs, driven by government spending during the pandemic as well as higher energy and food prices in the wake of Russia’s invasion of Ukraine. That prompted aggressive tightening by many central banks to bring inflation back in check, which weighed on bond prices and increased fears of recession.
•	While value stocks held up better than their growth counterparts, the decline in equities was almost universal across investment styles and market caps. Small-cap stocks fared modestly better than large-caps but somewhat worse than mid-caps. Among sectors, only energy had robust positive returns.
•	U.S. taxable bonds broadly had their worst calendar year ever on record, with returns in double-digit negative territory. Munis fared much better; the Bloomberg 1–15 Year Municipal Bond Index returned –5.95%.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-19.13%	7.35%	9.13%
Russell 2000 Index (Small-caps)	-20.44	3.10	4.13
Russell 3000 Index (Broad U.S. market)	-19.21	7.07	8.79
FTSE All-World ex US Index (International)	-15.49	0.61	1.28
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-13.07%	-2.67%	0.06%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-8.53	-0.77	1.25
FTSE Three-Month U.S. Treasury Bill Index	1.50	0.70	1.24
CPI
Consumer Price Index	6.45%	4.92%	3.78%

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2022
	Beginning Account Value 6/30/2022	Ending Account Value 12/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Tax-Managed Balanced Fund	$1,000.00	$1,017.70	$0.46
Tax-Managed Capital Appreciation Fund
Admiral™ Shares	$1,000.00	$1,023.40	$0.46
Institutional Shares	1,000.00	1,023.50	0.31
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,033.30	$0.46
Institutional Shares	1,000.00	1,033.40	0.31
Based on Hypothetical 5% Yearly Return
Tax-Managed Balanced Fund	$1,000.00	$1,024.75	$0.46
Tax-Managed Capital Appreciation Fund
Admiral Shares	$1,000.00	$1,024.75	$0.46
Institutional Shares	1,000.00	1,024.90	0.31
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,024.75	$0.46
Institutional Shares	1,000.00	1,024.90	0.31
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Tax-Managed Balanced Fund, 0.09%; for the Tax-Managed Capital Appreciation Fund, 0.09% for Admiral Shares and 0.06% for Institutional Shares; and for the Tax-Managed Small-Cap Fund, 0.09% for Admiral Shares and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Tax-Managed Balanced Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2012, Through December 31, 2022
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Tax-Managed Balanced Fund	-12.66%	5.42%	7.16%	$19,965
Tax-Managed Balanced Composite Index	-12.14	5.84	7.45	20,522
Bloomberg Municipal Bond Index	-8.53	1.25	2.13	12,348
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	31,151
Tax-Managed Balanced Composite Index: 50% Russell 1000 Index and 50% Bloomberg 1–15 Year Municipal Bond Index.
See Financial Highlights for dividend and capital gains information.

Tax-Managed Balanced Fund
Fund Allocation
As of December 31, 2022
Investment Exposure
Basic Materials	0.9%
Consumer Discretionary	6.4
Consumer Staples	2.9
Energy	2.5
Financials	5.4
Health Care	6.9
Industrials	6.5
Other	0.1
Real Estate	1.5
Technology	11.3
Telecommunications	1.2
Utilities	1.7
Tax-Exempt Municipal Bonds	52.7
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Tax-Managed Balanced Fund
Financial Statements
Schedule of Investments
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (46.9%)
Basic Materials (0.9%)
	Linde plc	49,800	16,244
	Air Products and Chemicals Inc.	24,262	7,479
	Freeport-McMoRan Inc.	141,389	5,373
	Newmont Corp.	96,774	4,568
	Alcoa Corp.	70,034	3,184
	Nucor Corp.	23,200	3,058
	Ecolab Inc.	20,366	2,964
	Albemarle Corp.	11,200	2,429
	Element Solutions Inc.	120,371	2,190
	Celanese Corp. Class A	14,628	1,496
	Dow Inc.	29,022	1,462
	CF Industries Holdings Inc.	16,859	1,436
	Reliance Steel & Aluminum Co.	6,900	1,397
	Avery Dennison Corp.	6,958	1,259
	Mosaic Co.	28,447	1,248
	FMC Corp.	9,098	1,135
	International Flavors & Fragrances Inc.	10,371	1,087
	Westlake Corp.	9,894	1,014
	Fastenal Co.	21,246	1,005
	Huntsman Corp.	27,900	767
	Ashland Inc.	6,198	666
	Eastman Chemical Co.	7,819	637
	Valvoline Inc.	17,015	556
	LyondellBasell Industries NV Class A	5,638	468
	United States Steel Corp.	18,000	451
	Royal Gold Inc.	3,900	440
	Timken Co.	5,841	413
	Steel Dynamics Inc.	4,100	401
	SSR Mining Inc.	23,163	363
*	Cleveland-Cliffs Inc.	20,900	337
	Scotts Miracle-Gro Co.	4,442	216
	Olin Corp.	3,700	196
	NewMarket Corp.	390	121
			66,060
Consumer Discretionary (6.3%)
*	Amazon.com Inc.	867,877	72,902
	Home Depot Inc.	103,869	32,808
*	Tesla Inc.	231,260	28,487
	Costco Wholesale Corp.	47,442	21,657
	Walmart Inc.	142,023	20,137
	McDonald's Corp.	75,745	19,961
*	Walt Disney Co.	201,029	17,465
	NIKE Inc. Class B	131,911	15,435
	Lowe's Cos. Inc.	75,512	15,045
*	Netflix Inc.	46,551	13,727
	Starbucks Corp.	113,970	11,306
	TJX Cos. Inc.	106,628	8,488
	General Motors Co.	239,986	8,073
*	Booking Holdings Inc.	3,778	7,614
	Target Corp.	49,525	7,381
*	O'Reilly Automotive Inc.	8,103	6,839
	Dollar General Corp.	25,991	6,400
	Estee Lauder Cos. Inc. Class A	23,407	5,808
	Activision Blizzard Inc.	74,215	5,681
*	AutoZone Inc.	2,094	5,164
		Shares	Market Value• ($000)
*	Lululemon Athletica Inc.	15,881	5,088
*	Uber Technologies Inc.	201,304	4,978
*	Chipotle Mexican Grill Inc. Class A	3,292	4,568
*	Copart Inc.	70,826	4,313
	Marriott International Inc. Class A	27,645	4,116
	Ross Stores Inc.	35,144	4,079
	Yum! Brands Inc.	31,728	4,064
	Hilton Worldwide Holdings Inc.	30,445	3,847
	Electronic Arts Inc.	29,573	3,613
	Lennar Corp. Class A	39,160	3,544
*	Dollar Tree Inc.	24,352	3,444
	DR Horton Inc.	37,302	3,325
	eBay Inc.	79,233	3,286
	Ford Motor Co.	279,400	3,249
*	Aptiv plc	33,624	3,131
*	Capri Holdings Ltd.	53,000	3,038
*	Delta Air Lines Inc.	85,800	2,819
	Tractor Supply Co.	12,514	2,815
*	Ulta Beauty Inc.	5,996	2,813
*	NVR Inc.	569	2,625
*	Airbnb Inc. Class A	28,987	2,478
	Genuine Parts Co.	13,080	2,270
*	Live Nation Entertainment Inc.	31,845	2,221
	Interpublic Group of Cos. Inc.	65,000	2,165
	LKQ Corp.	36,460	1,947
	MGM Resorts International	57,046	1,913
*	Etsy Inc.	15,395	1,844
*	AutoNation Inc.	16,312	1,750
*	Warner Bros Discovery Inc.	181,590	1,721
	Best Buy Co. Inc.	21,281	1,707
*	Rivian Automotive Inc. Class A	92,499	1,705
*	Southwest Airlines Co.	49,854	1,679
	Domino's Pizza Inc.	4,261	1,476
*	Deckers Outdoor Corp.	3,623	1,446
	U-Haul Holding Co.	25,983	1,429
*	Trade Desk Inc. Class A	31,790	1,425
	Fox Corp. Class B	50,000	1,423
*	United Airlines Holdings Inc.	37,444	1,412
	Madison Square Garden Sports Corp.	7,548	1,384
	Service Corp. International	19,876	1,374
	Paramount Global Class A	68,800	1,349
*	Liberty Media Corp.-Liberty SiriusXM Class A	33,257	1,307
	Lear Corp.	10,522	1,305
*	Liberty Media Corp.-Liberty Formula One Class C	21,777	1,302
*	Burlington Stores Inc.	6,403	1,298
*	CarMax Inc.	21,065	1,283
	Tempur Sealy International Inc.	37,140	1,275
*	Skechers USA Inc. Class A	28,459	1,194
	Advance Auto Parts Inc.	8,065	1,186
	PulteGroup Inc.	25,300	1,152
	Sirius XM Holdings Inc.	196,880	1,150
*	Take-Two Interactive Software Inc.	10,964	1,142
*	Expedia Group Inc.	13,009	1,140
	Toll Brothers Inc.	22,801	1,138
	News Corp. Class A	62,267	1,133
*	JetBlue Airways Corp.	173,504	1,124
*	Las Vegas Sands Corp.	22,700	1,091
	Gentex Corp.	39,660	1,082

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
*	ROBLOX Corp. Class A	37,400	1,064
	Dick's Sporting Goods Inc.	8,512	1,024
	Pool Corp.	3,229	976
*	Floor & Decor Holdings Inc. Class A	13,773	959
*	Grand Canyon Education Inc.	8,837	934
*	Five Below Inc.	5,244	928
	Thor Industries Inc.	11,633	878
*	Royal Caribbean Cruises Ltd.	17,632	872
	Rollins Inc.	23,436	856
*	Carnival Corp.	102,640	827
	Williams-Sonoma Inc.	7,089	815
*	RH	3,017	806
*	American Airlines Group Inc.	61,900	787
*	Mattel Inc.	44,075	786
	Bath & Body Works Inc.	17,500	737
	PVH Corp.	10,390	733
*	TripAdvisor Inc.	39,291	706
	Hasbro Inc.	11,400	696
	BorgWarner Inc.	17,234	694
*	Bright Horizons Family Solutions Inc.	10,066	635
*	Planet Fitness Inc. Class A	8,000	630
	New York Times Co. Class A	19,014	617
*	IAA Inc.	15,278	611
	Garmin Ltd.	6,170	569
	Wendy's Co.	24,919	564
	Harley-Davidson Inc.	13,400	557
	Aramark	13,199	546
*	Norwegian Cruise Line Holdings Ltd.	44,350	543
*	Alaska Air Group Inc.	12,000	515
*	QuantumScape Corp. Class A	90,000	510
*	Liberty Media Corp.-Liberty SiriusXM Class C	11,800	462
	Macy's Inc.	20,000	413
	Lennar Corp. Class B	5,464	409
*	Copa Holdings SA Class A	4,762	396
*	Wynn Resorts Ltd.	4,199	346
*	YETI Holdings Inc.	8,300	343
	Nexstar Media Group Inc. Class A	1,900	333
*	Avis Budget Group Inc.	2,000	328
	Ralph Lauren Corp. Class A	3,073	325
	Vail Resorts Inc.	1,300	310
*	Hyatt Hotels Corp. Class A	3,344	302
*	BJ's Wholesale Club Holdings Inc.	4,528	300
*	Liberty Media Corp.-Liberty Formula One Class A	5,563	297
*	Ollie's Bargain Outlet Holdings Inc.	6,100	286
*	Wayfair Inc. Class A	7,668	252
	Kohl's Corp.	9,200	232
*	GameStop Corp. Class A	11,500	212
*	Mister Car Wash Inc.	21,906	202
*	AMC Entertainment Holdings Inc. Class A	42,900	175
	U-Haul Holding Co.	2,887	174
*	Peloton Interactive Inc. Class A	21,115	168
	Darden Restaurants Inc.	880	122
	Lithia Motors Inc. Class A	500	102
	Nordstrom Inc.	5,800	94
	Wyndham Hotels & Resorts Inc.	1,038	74
	Choice Hotels International Inc.	444	50
	Paramount Global Class B	1,873	32
	Columbia Sportswear Co.	183	16
	Whirlpool Corp.	82	12
*	Spotify Technology SA	55	4
*	Under Armour Inc. Class C	92	1
*	Carvana Co. Class A	31	—
			488,700
Consumer Staples (2.9%)
	Procter & Gamble Co.	247,101	37,451
	PepsiCo Inc.	136,299	24,624
	Coca-Cola Co.	360,881	22,956
		Shares	Market Value• ($000)
	CVS Health Corp.	123,145	11,476
	Philip Morris International Inc.	110,149	11,148
	Mondelez International Inc. Class A	148,238	9,880
*	Monster Beverage Corp.	78,323	7,952
	Colgate-Palmolive Co.	100,341	7,906
	Kroger Co.	143,634	6,403
	McKesson Corp.	15,695	5,887
	Constellation Brands Inc. Class A	21,543	4,993
	Kellogg Co.	68,001	4,844
	Archer-Daniels-Midland Co.	51,573	4,789
	Corteva Inc.	75,255	4,423
	Kimberly-Clark Corp.	29,921	4,062
	General Mills Inc.	48,414	4,059
	Hershey Co.	16,603	3,845
	Church & Dwight Co. Inc.	45,203	3,644
	Campbell Soup Co.	58,400	3,314
	Keurig Dr Pepper Inc.	86,182	3,073
	Sysco Corp.	38,967	2,979
*	Post Holdings Inc.	31,305	2,826
	Tyson Foods Inc. Class A	42,913	2,671
	McCormick & Co. Inc. (Non-Voting)	30,670	2,542
	AmerisourceBergen Corp.	14,106	2,337
	Kraft Heinz Co.	53,429	2,175
	Clorox Co.	14,000	1,965
	J M Smucker Co.	11,951	1,894
	Brown-Forman Corp. Class B	28,038	1,841
	Conagra Brands Inc.	46,718	1,808
	Walgreens Boots Alliance Inc.	46,018	1,719
	Altria Group Inc.	37,080	1,695
	Brown-Forman Corp. Class A	24,819	1,632
	Seaboard Corp.	325	1,227
	Molson Coors Beverage Co. Class B	21,200	1,092
	Hormel Foods Corp.	22,584	1,029
	Bunge Ltd.	10,200	1,018
*	US Foods Holding Corp.	27,376	931
	Lamb Weston Holdings Inc.	9,800	876
*	Grocery Outlet Holding Corp.	26,400	771
	Casey's General Stores Inc.	3,314	743
	Ingredion Inc.	6,341	621
*	Darling Ingredients Inc.	9,500	595
*	Boston Beer Co. Inc. Class A	1,500	494
*	Freshpet Inc.	8,500	449
*	Pilgrim's Pride Corp.	15,550	369
	Reynolds Consumer Products Inc.	12,100	363
	Spectrum Brands Holdings Inc.	5,500	335
*	Performance Food Group Co.	4,800	280
			226,006
Energy (2.5%)
	Exxon Mobil Corp.	370,158	40,828
	Chevron Corp.	176,560	31,691
	ConocoPhillips	108,509	12,804
	Devon Energy Corp.	141,993	8,734
	EOG Resources Inc.	66,056	8,556
	Schlumberger Ltd.	147,000	7,859
	Marathon Oil Corp.	225,300	6,099
	Marathon Petroleum Corp.	48,458	5,640
	Occidental Petroleum Corp.	88,690	5,587
	Cheniere Energy Inc.	31,747	4,761
	Diamondback Energy Inc.	29,914	4,092
*	Enphase Energy Inc.	15,151	4,014
	Phillips 66	37,675	3,921
	Hess Corp.	25,949	3,680
	Valero Energy Corp.	28,900	3,666
	Pioneer Natural Resources Co.	15,691	3,584
	Halliburton Co.	88,130	3,468
	Baker Hughes Co. Class A	111,247	3,285
	ChampionX Corp.	99,308	2,879

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
*	First Solar Inc.	17,966	2,691
	Texas Pacific Land Corp.	1,100	2,579
	Murphy Oil Corp.	59,729	2,569
	Coterra Energy Inc.	101,672	2,498
	Range Resources Corp.	99,510	2,490
	EQT Corp.	72,232	2,444
	Kinder Morgan Inc.	130,400	2,358
	Williams Cos. Inc.	67,705	2,227
	ONEOK Inc.	28,464	1,870
	APA Corp.	23,700	1,106
	HF Sinclair Corp.	20,892	1,084
	NOV Inc.	43,700	913
	Targa Resources Corp.	12,000	882
	Ovintiv Inc.	16,300	826
*	Antero Resources Corp.	23,700	734
	DT Midstream Inc.	8,587	474
*	Plug Power Inc.	33,600	416
	Enviva Inc.	1,700	90
*	Southwestern Energy Co.	11,300	66
	PDC Energy Inc.	83	5
			193,470
Financials (5.4%)
*	Berkshire Hathaway Inc. Class B	196,062	60,564
	JPMorgan Chase & Co.	293,672	39,381
	Bank of America Corp.	797,988	26,429
	Wells Fargo & Co.	380,901	15,727
	Charles Schwab Corp.	155,357	12,935
	S&P Global Inc.	38,135	12,773
	Morgan Stanley	142,641	12,127
	Goldman Sachs Group Inc.	33,493	11,501
	BlackRock Inc.	14,861	10,531
	Chubb Ltd.	40,099	8,846
	Progressive Corp.	64,645	8,385
	Aon plc Class A	27,728	8,322
	Marsh & McLennan Cos. Inc.	49,821	8,244
*	Arch Capital Group Ltd.	120,027	7,535
	Citigroup Inc.	151,600	6,857
	PNC Financial Services Group Inc.	37,095	5,859
	Intercontinental Exchange Inc.	52,726	5,409
	CME Group Inc.	30,318	5,098
	Webster Financial Corp.	102,257	4,841
	Moody's Corp.	16,798	4,680
	US Bancorp	101,700	4,435
	Travelers Cos. Inc.	22,581	4,234
	Allstate Corp.	30,822	4,180
	Truist Financial Corp.	97,024	4,175
	Aflac Inc.	57,474	4,135
	MSCI Inc. Class A	8,302	3,862
	Arthur J Gallagher & Co.	19,849	3,742
	First Republic Bank	30,426	3,709
	MetLife Inc.	50,516	3,656
	Pinnacle Financial Partners Inc.	48,700	3,575
	Bank of New York Mellon Corp.	78,429	3,570
	American International Group Inc.	52,900	3,345
	Willis Towers Watson plc	12,960	3,170
	Ameriprise Financial Inc.	9,883	3,077
*	Markel Corp.	2,155	2,839
	Assured Guaranty Ltd.	43,927	2,735
*	Brighthouse Financial Inc.	52,982	2,716
	State Street Corp.	34,369	2,666
	Apollo Global Management Inc.	41,474	2,646
	First Citizens BancShares Inc. Class A	3,400	2,578
	Hartford Financial Services Group Inc.	31,442	2,384
	Discover Financial Services	23,903	2,338
*	SVB Financial Group	10,056	2,314
	T. Rowe Price Group Inc.	20,474	2,233
	Blackstone Inc.	30,040	2,229
		Shares	Market Value• ($000)
	M&T Bank Corp.	14,700	2,132
	W R Berkley Corp.	28,873	2,095
	Globe Life Inc.	16,679	2,011
	KKR & Co. Inc.	42,700	1,982
	Raymond James Financial Inc.	17,151	1,833
	FactSet Research Systems Inc.	4,244	1,703
	White Mountains Insurance Group Ltd.	1,198	1,694
	Wintrust Financial Corp.	19,700	1,665
	Fifth Third Bancorp	50,575	1,659
	Reinsurance Group of America Inc.	11,595	1,648
	East West Bancorp Inc.	23,855	1,572
	Zions Bancorp NA	30,699	1,509
	Brown & Brown Inc.	26,238	1,495
	Nasdaq Inc.	24,069	1,477
	Regions Financial Corp.	66,902	1,442
	Signature Bank	12,348	1,423
	Voya Financial Inc.	22,512	1,384
	RenaissanceRe Holdings Ltd.	7,451	1,373
	Ally Financial Inc.	55,354	1,353
	LPL Financial Holdings Inc.	5,733	1,239
	Broadridge Financial Solutions Inc.	9,131	1,225
	MarketAxess Holdings Inc.	4,131	1,152
	Equitable Holdings Inc.	39,438	1,132
	Prudential Financial Inc.	11,212	1,115
	Cboe Global Markets Inc.	8,725	1,095
*	Credit Acceptance Corp.	2,161	1,025
	KeyCorp	57,018	993
	Stifel Financial Corp.	16,631	971
	Tradeweb Markets Inc. Class A	14,600	948
	Hanover Insurance Group Inc.	6,939	938
	Citizens Financial Group Inc.	23,681	932
	Commerce Bancshares Inc.	13,606	926
	Everest Re Group Ltd.	2,700	894
*	Coinbase Global Inc. Class A	24,800	878
	Interactive Brokers Group Inc. Class A	11,697	846
	Cincinnati Financial Corp.	8,191	839
*	Robinhood Markets Inc. Class A	100,000	814
	Corebridge Financial Inc.	37,368	750
	Assurant Inc.	5,942	743
	Jefferies Financial Group Inc.	21,416	734
	Affiliated Managers Group Inc.	4,560	723
	Popular Inc.	10,841	719
	Western Alliance Bancorp	10,730	639
	Carlyle Group Inc.	21,300	636
	Northern Trust Corp.	6,923	613
	Huntington Bancshares Inc.	42,792	603
	SEI Investments Co.	9,913	578
	Lincoln National Corp.	16,530	508
	MGIC Investment Corp.	35,128	457
	BOK Financial Corp.	4,040	419
	Morningstar Inc.	1,882	408
*	Ryan Specialty Holdings Inc. Class A	9,751	405
	Unum Group	9,127	375
*	Upstart Holdings Inc.	26,020	344
	FNB Corp.	24,770	323
	Primerica Inc.	2,200	312
	Bank OZK	6,200	248
	Synovus Financial Corp.	6,525	245
	Erie Indemnity Co. Class A	872	217
	OneMain Holdings Inc.	4,339	145
	SLM Corp.	6,800	113
	CNA Financial Corp.	2,393	101
	First Horizon Corp.	3,430	84
	Franklin Resources Inc.	1,525	40
	Loews Corp.	29	2
			417,483

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
Health Care (6.9%)
	UnitedHealth Group Inc.	92,196	48,880
	Johnson & Johnson	261,187	46,139
	Eli Lilly & Co.	83,598	30,583
	Merck & Co. Inc.	249,121	27,640
	AbbVie Inc.	170,449	27,546
	Pfizer Inc.	533,807	27,352
	Thermo Fisher Scientific Inc.	40,787	22,461
	Abbott Laboratories	174,022	19,106
	Danaher Corp.	67,315	17,867
	Bristol-Myers Squibb Co.	207,384	14,921
	Amgen Inc.	52,569	13,807
	Cigna Corp.	37,282	12,353
	Elevance Health Inc.	23,239	11,921
*	Intuitive Surgical Inc.	37,734	10,013
	Gilead Sciences Inc.	105,335	9,043
	Medtronic plc	109,146	8,483
*	Regeneron Pharmaceuticals Inc.	11,003	7,939
*	Vertex Pharmaceuticals Inc.	27,220	7,861
	Zoetis Inc. Class A	52,768	7,733
	Stryker Corp.	30,849	7,542
	Humana Inc.	13,882	7,110
	HCA Healthcare Inc.	27,941	6,705
*	Boston Scientific Corp.	141,573	6,551
*	Biogen Inc.	23,174	6,417
*	Moderna Inc.	35,303	6,341
	Becton Dickinson & Co.	24,312	6,183
*	IQVIA Holdings Inc.	28,360	5,811
*	Edwards Lifesciences Corp.	73,834	5,509
*	IDEXX Laboratories Inc.	12,149	4,956
*	Centene Corp.	56,374	4,623
*	Dexcom Inc.	39,416	4,463
	Agilent Technologies Inc.	29,707	4,446
	Laboratory Corp. of America Holdings	15,797	3,720
*	Acadia Healthcare Co. Inc.	33,932	2,793
*	Horizon Therapeutics plc	23,362	2,659
	PerkinElmer Inc.	18,423	2,583
*	Alnylam Pharmaceuticals Inc.	10,820	2,571
	Zimmer Biomet Holdings Inc.	19,270	2,457
*	Illumina Inc.	12,010	2,428
	West Pharmaceutical Services Inc.	10,302	2,425
	ResMed Inc.	11,300	2,352
*	Hologic Inc.	31,353	2,346
*	Molina Healthcare Inc.	7,010	2,315
*	Align Technology Inc.	10,578	2,231
*	Sarepta Therapeutics Inc.	15,900	2,060
	Quest Diagnostics Inc.	12,819	2,005
*	Incyte Corp.	23,850	1,916
	Baxter International Inc.	35,102	1,789
*	Charles River Laboratories International Inc.	8,059	1,756
	Bio-Techne Corp.	20,524	1,701
	Cooper Cos. Inc.	5,136	1,698
*	Insulet Corp.	5,722	1,685
*	Elanco Animal Health Inc.	135,969	1,662
	STERIS plc	8,945	1,652
*	Syneos Health Inc.	43,400	1,592
*	United Therapeutics Corp.	5,593	1,555
*	Neurocrine Biosciences Inc.	12,964	1,548
*	BioMarin Pharmaceutical Inc.	14,800	1,532
	Royalty Pharma plc Class A	37,700	1,490
*	Veeva Systems Inc. Class A	8,933	1,442
*	Bio-Rad Laboratories Inc. Class A	3,402	1,431
*	Seagen Inc.	10,763	1,383
*	DaVita Inc.	17,119	1,278
*	Catalent Inc.	27,491	1,237
*	QIAGEN NV	23,457	1,170
*	Envista Holdings Corp.	34,520	1,162
		Shares	Market Value• ($000)
*	Jazz Pharmaceuticals plc	6,900	1,099
	Universal Health Services Inc. Class B	7,709	1,086
*	Repligen Corp.	6,300	1,067
	Viatris Inc.	93,514	1,041
*	Masimo Corp.	6,349	939
*	Penumbra Inc.	4,163	926
*	Integra LifeSciences Holdings Corp.	15,889	891
*	Enovis Corp.	15,396	824
*	Tenet Healthcare Corp.	14,400	703
	Chemed Corp.	1,300	664
*	Avantor Inc.	30,448	642
	Cardinal Health Inc.	8,345	641
	Teleflex Inc.	2,532	632
*	Ionis Pharmaceuticals Inc.	16,500	623
*	Signify Health Inc. Class A	18,700	536
*	Ultragenyx Pharmaceutical Inc.	10,900	505
	Organon & Co.	17,672	494
*	Tandem Diabetes Care Inc.	10,900	490
*	Azenta Inc.	8,300	483
	Premier Inc. Class A	12,944	453
	Bruker Corp.	5,700	390
*	Exact Sciences Corp.	7,786	385
*	agilon health Inc.	21,800	352
*	ICU Medical Inc.	2,000	315
	DENTSPLY SIRONA Inc.	9,085	289
*	Mirati Therapeutics Inc.	4,300	195
*	Exelixis Inc.	12,103	194
*	Sotera Health Co.	17,800	148
*	Globus Medical Inc. Class A	1,500	111
*	10X Genomics Inc. Class A	2,400	87
*	Guardant Health Inc.	2,038	55
	Encompass Health Corp.	716	43
*	Ginkgo Bioworks Holdings Inc. Class A	19	—
*	Enhabit Inc.	8	—
			531,232
Industrials (6.4%)
	Visa Inc. Class A	168,985	35,108
	Mastercard Inc. Class A	86,386	30,039
	Accenture plc Class A	66,106	17,640
	Honeywell International Inc.	69,897	14,979
	Deere & Co.	32,002	13,721
	Union Pacific Corp.	64,593	13,375
	Raytheon Technologies Corp.	130,588	13,179
	Lockheed Martin Corp.	26,092	12,694
	United Parcel Service Inc. Class B	72,434	12,592
	Caterpillar Inc.	52,418	12,557
*	Boeing Co.	58,781	11,197
	Automatic Data Processing Inc.	42,008	10,034
	American Express Co.	63,198	9,338
	General Electric Co.	104,437	8,751
*	Fiserv Inc.	76,439	7,726
	Northrop Grumman Corp.	13,646	7,445
	CSX Corp.	239,766	7,428
*	PayPal Holdings Inc.	103,097	7,343
	Sherwin-Williams Co.	29,142	6,916
	Illinois Tool Works Inc.	30,730	6,770
	Capital One Financial Corp.	71,192	6,618
	AMETEK Inc.	46,011	6,429
	Norfolk Southern Corp.	24,666	6,078
	Eaton Corp. plc	31,645	4,967
	Emerson Electric Co.	49,169	4,723
	Cintas Corp.	10,373	4,685
*	Mettler-Toledo International Inc.	3,121	4,511
	Vulcan Materials Co.	25,110	4,397
*	United Rentals Inc.	12,074	4,291
	Quanta Services Inc.	30,093	4,288
	Howmet Aerospace Inc.	105,166	4,145

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	TransDigm Group Inc.	6,285	3,957
*	Block Inc. Class A	62,408	3,922
*	Keysight Technologies Inc.	21,308	3,645
	Paychex Inc.	31,200	3,605
	Martin Marietta Materials Inc.	10,626	3,591
	Trane Technologies plc	21,310	3,582
	Fortive Corp.	55,223	3,548
	FedEx Corp.	19,937	3,453
	PACCAR Inc.	34,414	3,406
	L3Harris Technologies Inc.	16,017	3,335
	Global Payments Inc.	33,367	3,314
	Otis Worldwide Corp.	41,684	3,264
	General Dynamics Corp.	13,091	3,248
	Carrier Global Corp.	74,958	3,092
	AECOM	35,745	3,036
	Parker-Hannifin Corp.	10,202	2,969
	DuPont de Nemours Inc.	42,214	2,897
	PPG Industries Inc.	22,949	2,886
	Rockwell Automation Inc.	10,862	2,798
	Fidelity National Information Services Inc.	41,140	2,791
*	Middleby Corp.	20,834	2,790
	Xylem Inc.	25,125	2,778
	Old Dominion Freight Line Inc.	9,621	2,730
*	Waters Corp.	7,833	2,683
*	Teledyne Technologies Inc.	6,564	2,625
	Berry Global Group Inc.	43,393	2,622
	Verisk Analytics Inc. Class A	14,847	2,619
	Textron Inc.	36,284	2,569
	Ingersoll Rand Inc.	48,482	2,533
	Eagle Materials Inc.	18,979	2,521
	Equifax Inc.	12,823	2,492
	IDEX Corp.	10,462	2,389
	3M Co.	18,285	2,193
	Johnson Controls International plc	33,078	2,117
	Cummins Inc.	8,721	2,113
	HEICO Corp. Class A	17,003	2,038
	Nordson Corp.	8,492	2,019
	AGCO Corp.	13,710	1,901
	Jacobs Solutions Inc.	15,658	1,880
	Expeditors International of Washington Inc.	17,757	1,845
	Crown Holdings Inc.	21,861	1,797
	Amcor plc	150,000	1,787
	Valmont Industries Inc.	5,396	1,784
	Synchrony Financial	53,889	1,771
	Ball Corp.	34,225	1,750
*	Kirby Corp.	27,000	1,737
*	Zebra Technologies Corp. Class A	6,410	1,644
	BWX Technologies Inc.	27,902	1,621
	Dover Corp.	11,410	1,545
	JB Hunt Transport Services Inc.	8,852	1,543
	WW Grainger Inc.	2,682	1,492
	Huntington Ingalls Industries Inc.	6,396	1,475
	ITT Inc.	18,189	1,475
	A O Smith Corp.	25,732	1,473
	Toro Co.	13,011	1,473
*	Gates Industrial Corp. plc	115,169	1,314
	Allegion plc	12,151	1,279
*	Trimble Inc.	24,487	1,238
*	Fair Isaac Corp.	2,040	1,221
	Owens Corning	13,342	1,138
	TransUnion	19,883	1,128
	Lennox International Inc.	4,681	1,120
	Masco Corp.	23,716	1,107
	Oshkosh Corp.	12,558	1,107
	Tetra Tech Inc.	7,440	1,080
	Fortune Brands Innovations Inc.	18,587	1,062
*	Axon Enterprise Inc.	6,300	1,045
		Shares	Market Value• ($000)
	Landstar System Inc.	6,235	1,016
*	FleetCor Technologies Inc.	5,368	986
	Silgan Holdings Inc.	18,967	983
	Jack Henry & Associates Inc.	5,432	954
	Packaging Corp. of America	7,444	952
*	GXO Logistics Inc.	20,942	894
*	Axalta Coating Systems Ltd.	32,960	840
	RPM International Inc.	8,489	827
	Carlisle Cos. Inc.	3,333	785
*	WEX Inc.	4,740	776
	Sensata Technologies Holding plc	18,883	763
	Knight-Swift Transportation Holdings Inc. Class A	14,300	749
*	Paylocity Holding Corp.	3,800	738
	Booz Allen Hamilton Holding Corp. Class A	6,943	726
	Esab Corp.	15,396	722
	Donaldson Co. Inc.	12,229	720
	Sealed Air Corp.	13,116	654
*	MasTec Inc.	7,279	621
	Genpact Ltd.	13,265	614
*	WESCO International Inc.	4,845	607
	Westinghouse Air Brake Technologies Corp.	6,010	600
	Air Lease Corp. Class A	15,591	599
	AptarGroup Inc.	5,445	599
	CH Robinson Worldwide Inc.	6,311	578
	Regal Rexnord Corp.	4,625	555
	MKS Instruments Inc.	6,515	552
	Lincoln Electric Holdings Inc.	3,765	544
*	FTI Consulting Inc.	3,400	540
*	Mohawk Industries Inc.	5,272	539
	Stanley Black & Decker Inc.	6,796	511
	Graco Inc.	7,412	499
	Snap-on Inc.	2,097	479
	Robert Half International Inc.	6,400	473
	Armstrong World Industries Inc.	6,812	467
	Pentair plc	10,087	454
*	Euronet Worldwide Inc.	4,592	433
	nVent Electric plc	10,087	388
*	XPO Inc.	11,342	378
	Littelfuse Inc.	1,673	368
	Graphic Packaging Holding Co.	15,800	352
	Curtiss-Wright Corp.	2,100	351
	Flowserve Corp.	10,413	319
	Cognex Corp.	6,625	312
	Schneider National Inc. Class B	13,062	306
	Vontier Corp.	15,682	303
	MDU Resources Group Inc.	9,950	302
	Brunswick Corp.	3,628	262
	ADT Inc.	28,622	260
	Hubbell Inc. Class B	1,100	258
	Woodward Inc.	2,500	242
	Acuity Brands Inc.	1,392	231
	Advanced Drainage Systems Inc.	2,500	205
	ManpowerGroup Inc.	2,450	204
*	RXO Inc.	11,342	195
	HEICO Corp.	1,087	167
*	Bill.com Holdings Inc.	1,500	163
	Westrock Co.	4,229	149
*	Masterbrand Inc.	18,587	140
*	Generac Holdings Inc.	74	7
			496,177
Other (0.1%)
[1]	Vanguard Tax-Exempt Bond Index ETF	200,000	9,898
Real Estate (1.4%)
	Prologis Inc.	97,898	11,036
	American Tower Corp.	40,789	8,642
	Crown Castle Inc.	48,938	6,638

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Equinix Inc.	9,692	6,349
*	CBRE Group Inc. Class A	64,501	4,964
	SBA Communications Corp. Class A	15,794	4,427
	Mid-America Apartment Communities Inc.	26,679	4,188
	Public Storage	12,184	3,414
	Equity Residential	56,350	3,325
	Simon Property Group Inc.	28,200	3,313
	Iron Mountain Inc.	65,797	3,280
*	CoStar Group Inc.	40,887	3,160
	Camden Property Trust	26,100	2,920
	Essex Property Trust Inc.	13,773	2,919
	Host Hotels & Resorts Inc.	167,796	2,693
	VICI Properties Inc.	82,099	2,660
	AvalonBay Communities Inc.	15,928	2,573
	Extra Space Storage Inc.	16,800	2,473
	American Homes 4 Rent Class A	76,425	2,303
	Rexford Industrial Realty Inc.	40,854	2,232
*	Jones Lang LaSalle Inc.	13,112	2,090
	UDR Inc.	53,495	2,072
	Welltower Inc.	26,763	1,754
*	Howard Hughes Corp.	22,500	1,719
	Digital Realty Trust Inc.	15,838	1,588
	Equity LifeStyle Properties Inc.	22,346	1,444
	Boston Properties Inc.	19,681	1,330
	Alexandria Real Estate Equities Inc.	8,330	1,213
	Healthpeak Properties Inc.	46,267	1,160
	Cousins Properties Inc.	43,000	1,087
	Weyerhaeuser Co.	34,146	1,059
	Americold Realty Trust Inc.	36,000	1,019
	Life Storage Inc.	9,713	957
	Douglas Emmett Inc.	59,590	934
	Realty Income Corp.	14,500	920
	First Industrial Realty Trust Inc.	18,521	894
	Sun Communities Inc.	5,255	751
	Lamar Advertising Co. Class A	7,467	705
	Invitation Homes Inc.	21,907	649
	Apartment Income REIT Corp. Class A	17,807	611
	EastGroup Properties Inc.	3,900	577
*	Zillow Group Inc. Class A	17,624	550
	Medical Properties Trust Inc.	47,579	530
*	Zillow Group Inc. Class C	15,191	489
	Ventas Inc.	10,000	451
	Hudson Pacific Properties Inc.	39,600	385
	CubeSmart	9,500	382
	Federal Realty Investment Trust	3,019	305
	Rayonier Inc.	5,100	168
	SL Green Realty Corp.	3,825	129
	National Storage Affiliates Trust	2,600	94
	STORE Capital Corp.	1,277	41
	Kilroy Realty Corp.	52	2
	Park Hotels & Resorts Inc.	50	1
	Healthcare Realty Trust Inc. Class A	28	1
*	Opendoor Technologies Inc.	54	—
*	WeWork Inc.	44	—
			111,570
Technology (11.2%)
	Apple Inc.	1,519,732	197,459
	Microsoft Corp.	763,790	183,172
*	Alphabet Inc. Class A	638,300	56,317
*	Alphabet Inc. Class C	532,931	47,287
	NVIDIA Corp.	252,960	36,968
*	Meta Platforms Inc. Class A	220,172	26,495
	Broadcom Inc.	36,419	20,363
*	Adobe Inc.	49,324	16,599
	Texas Instruments Inc.	89,493	14,786
	Oracle Corp.	163,205	13,340
	QUALCOMM Inc.	115,210	12,666
		Shares	Market Value• ($000)
	International Business Machines Corp.	89,574	12,620
	Intuit Inc.	31,226	12,154
*	Advanced Micro Devices Inc.	183,479	11,884
*	Salesforce Inc.	83,085	11,016
	Intel Corp.	341,036	9,014
	Applied Materials Inc.	91,615	8,921
	Analog Devices Inc.	44,426	7,287
*	ServiceNow Inc.	17,873	6,940
	Micron Technology Inc.	131,310	6,563
	Roper Technologies Inc.	14,570	6,296
	Lam Research Corp.	13,410	5,636
*	Synopsys Inc.	17,230	5,501
*	Cadence Design Systems Inc.	33,815	5,432
	Amphenol Corp. Class A	65,560	4,992
	KLA Corp.	12,017	4,531
*	Palo Alto Networks Inc.	31,821	4,440
*	Autodesk Inc.	23,262	4,347
	Marvell Technology Inc.	109,086	4,041
	Microchip Technology Inc.	57,040	4,007
*	Workday Inc. Class A	23,847	3,990
*	ON Semiconductor Corp.	58,609	3,655
*	Snowflake Inc. Class A	23,841	3,422
	Cognizant Technology Solutions Corp. Class A	59,718	3,415
*	Fortinet Inc.	68,410	3,345
	HP Inc.	119,671	3,216
*	Gartner Inc.	8,596	2,889
*	ANSYS Inc.	11,769	2,843
	CDW Corp.	15,357	2,742
*	VeriSign Inc.	11,971	2,459
*	Atlassian Corp. Class A	18,259	2,350
*	Western Digital Corp.	73,832	2,329
*	Guidewire Software Inc.	36,386	2,276
	Corning Inc.	68,131	2,176
	Hewlett Packard Enterprise Co.	132,202	2,110
*	Paycom Software Inc.	6,751	2,095
*	EPAM Systems Inc.	6,326	2,073
	Teradyne Inc.	22,732	1,986
*	MongoDB Inc. Class A	9,694	1,908
*	Arrow Electronics Inc.	17,906	1,872
*	Palantir Technologies Inc. Class A	288,794	1,854
*	DocuSign Inc. Class A	33,325	1,847
*	Tyler Technologies Inc.	5,591	1,803
*	Akamai Technologies Inc.	20,801	1,754
*	CACI International Inc. Class A	5,700	1,713
*	Cloudflare Inc. Class A	36,520	1,651
*	Pinterest Inc. Class A	66,500	1,615
*	Qorvo Inc.	17,365	1,574
	Gen Digital Inc.	73,096	1,566
	Skyworks Solutions Inc.	17,100	1,558
*	Black Knight Inc.	22,712	1,402
*	GoDaddy Inc. Class A	17,857	1,336
*	Wolfspeed Inc.	18,851	1,301
*	PTC Inc.	10,669	1,281
*	Ceridian HCM Holding Inc.	19,578	1,256
*	Pure Storage Inc. Class A	44,805	1,199
	Dell Technologies Inc. Class C	27,664	1,113
*	SentinelOne Inc. Class A	68,200	995
*	Elastic NV	19,218	990
*	Toast Inc. Class A	52,000	938
	Leidos Holdings Inc.	8,850	931
*	DoorDash Inc. Class A	18,520	904
*	Wix.com Ltd.	11,700	899
*	Lattice Semiconductor Corp.	13,583	881
*	F5 Inc.	5,875	843
*	IAC Inc.	18,445	819
*	Unity Software Inc.	28,537	816
*	Match Group Inc.	19,392	805

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
*	Manhattan Associates Inc.	6,606	802
	Monolithic Power Systems Inc.	2,244	794
*	Teradata Corp.	22,886	770
*	Coupa Software Inc.	9,600	760
*	Splunk Inc.	8,565	737
*	NCR Corp.	30,903	723
*	Confluent Inc. Class A	31,400	698
	Amdocs Ltd.	7,600	691
*	Smartsheet Inc. Class A	17,000	669
*	New Relic Inc.	11,000	621
	Concentrix Corp.	4,500	599
*	DXC Technology Co.	22,250	590
	Dolby Laboratories Inc. Class A	8,275	584
*	Crowdstrike Holdings Inc. Class A	5,500	579
*	Dropbox Inc. Class A	25,560	572
	Jabil Inc.	8,300	566
*	Nutanix Inc. Class A	21,590	562
*	Zscaler Inc.	4,830	540
	NetApp Inc.	8,971	539
	Vertiv Holdings Co. Class A	39,400	538
*	Okta Inc. Class A	7,716	527
*	Thoughtworks Holding Inc.	45,700	466
	Pegasystems Inc.	13,568	465
	Universal Display Corp.	4,186	452
*	Jamf Holding Corp.	20,000	426
*	HubSpot Inc.	1,358	393
*	Informatica Inc. Class A	23,700	386
*	Definitive Healthcare Corp. Class A	33,900	373
	SS&C Technologies Holdings Inc.	6,447	336
*	Kyndryl Holdings Inc.	28,580	318
*	Globant SA	1,376	231
	Entegris Inc.	3,165	208
*	Dynatrace Inc.	4,970	190
*	Twilio Inc. Class A	3,865	189
*	Clarivate plc	19,500	163
	TD SYNNEX Corp.	1,700	161
*	DoubleVerify Holdings Inc.	6,000	132
*	GLOBALFOUNDRIES Inc.	2,100	113
*	Zoom Video Communications Inc. Class A	1,471	100
	National Instruments Corp.	2,211	82
*	IPG Photonics Corp.	621	59
*	Datadog Inc. Class A	86	6
*	VMware Inc. Class A	38	5
*	Aspen Technology Inc.	15	3
*	Cirrus Logic Inc.	22	2
	Bentley Systems Inc. Class B	52	2
*	Procore Technologies Inc.	33	2
*	RingCentral Inc. Class A	30	1
*	Coherent Corp.	4	—
			868,594
Telecommunications (1.2%)
	Cisco Systems Inc.	419,841	20,001
	Verizon Communications Inc.	409,107	16,119
	Comcast Corp. Class A	409,383	14,316
*	T-Mobile US Inc.	85,420	11,959
	AT&T Inc.	463,884	8,540
*	Charter Communications Inc. Class A	15,628	5,299
*	Arista Networks Inc.	33,504	4,066
	Motorola Solutions Inc.	15,378	3,963
*	Liberty Broadband Corp. Class C	24,122	1,840
*	Frontier Communications Parent Inc.	71,650	1,826
*	Ciena Corp.	14,679	748
	Ubiquiti Inc.	1,484	406
*	DISH Network Corp. Class A	24,833	349
*	Liberty Broadband Corp. Class A	4,398	333
*	Viasat Inc.	4,300	136
	Cable One Inc.	40	28
				Shares	Market Value• ($000)
*		Roku Inc. Class A		16	1
		Lumen Technologies Inc.		11	—
					89,930
Utilities (1.7%)
		NextEra Energy Inc.		209,240	17,492
		American Water Works Co. Inc.		47,656	7,264
		Southern Co.		98,416	7,028
		CMS Energy Corp.		100,427	6,360
		Duke Energy Corp.		59,772	6,156
		Consolidated Edison Inc.		58,005	5,528
		Waste Management Inc.		33,651	5,279
		DTE Energy Co.		39,575	4,651
		Public Service Enterprise Group Inc.		75,559	4,630
		Exelon Corp.		105,472	4,560
		WEC Energy Group Inc.		44,759	4,197
		American Electric Power Co. Inc.		43,400	4,121
*		PG&E Corp.		251,400	4,088
		Sempra Energy		26,229	4,053
*		Clean Harbors Inc.		31,700	3,618
		Constellation Energy Corp.		39,233	3,382
		Xcel Energy Inc.		42,684	2,993
		FirstEnergy Corp.		61,869	2,595
		Dominion Energy Inc.		37,509	2,300
		Eversource Energy		27,087	2,271
		Republic Services Inc. Class A		16,510	2,130
		CenterPoint Energy Inc.		61,954	1,858
		AES Corp.		62,769	1,805
		NiSource Inc.		65,649	1,800
		Essential Utilities Inc.		37,086	1,770
		Atmos Energy Corp.		14,145	1,585
		National Fuel Gas Co.		23,728	1,502
		Evergy Inc.		22,835	1,437
*		Stericycle Inc.		28,177	1,406
		Edison International		21,417	1,363
		UGI Corp.		36,661	1,359
		Alliant Energy Corp.		24,226	1,338
		Vistra Corp.		51,991	1,206
		Entergy Corp.		10,412	1,171
		Ameren Corp.		11,042	982
		NRG Energy Inc.		28,315	901
		OGE Energy Corp.		19,986	790
		Pinnacle West Capital Corp.		10,000	760
*		Sunrun Inc.		21,200	509
		Avangrid Inc.		2,345	101
		PPL Corp.		16	—
					128,339
Total Common Stocks (Cost $1,688,469)					3,627,459
		Coupon	Maturity Date	Face Amount ($000)
Tax-Exempt Municipal Bonds (52.3%)
Alabama (1.7%)
	Alabama Economic Settlement Authority BP Settlement Revenue	4.000%	9/15/33	500	500
	Alabama Federal AID Highway Finance Authority SO Revenue ETM	5.000%	9/1/25	3,525	3,745
	Alabama State Corrections Institution Finance Authority Revenue	5.000%	7/1/31	1,100	1,251
	Alabama State Public School & College Authority Capital Improvement & Refunding Bonds Revenue	5.000%	1/1/27	5,000	5,175

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alabama State Public School & College Authority Capital Improvement & Refunding Bonds Revenue	5.000%	11/1/39	2,500	2,781
	Alabama State Public School & College Authority Tax-Exempt Capital Improvement & Refunding Bonds Revenue	4.000%	11/1/36	3,690	3,739
	Auburn AL GO	5.000%	8/1/38	1,000	1,119
	Birmingham-Jefferson AL Civic Center Authority Special Tax Revenue	5.000%	7/1/31	1,125	1,220
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23	1,555	1,556
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/25	845	836
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	6/1/28	4,985	5,236
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.500%	12/1/28	1,000	1,049
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	6/1/29	13,590	14,167
[2]	Black Belt Energy Gas District Alabama Gas Project Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	4.310%	10/1/27	3,750	3,564
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 5) PUT	4.000%	10/1/26	155	153
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 6) PUT	4.000%	12/1/26	1,580	1,561
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 7) PUT	4.000%	12/1/26	8,095	7,996
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 8) PUT	4.000%	12/1/29	6,840	6,621
[3]	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/27	3,275	3,252
[3]	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	12/1/31	12,675	12,352
	Huntsville AL Electric System Revenue	5.000%	12/1/30	510	558
	Huntsville AL GO	5.000%	5/1/35	1,125	1,225
	Huntsville AL GO	5.000%	5/1/38	1,860	2,036
	Huntsville AL Health Care Authority Revenue	5.000%	6/1/35	780	842
	Huntsville AL Water System Revenue	5.000%	11/1/27	1,070	1,185
	Jefferson County AL Revenue	5.000%	9/15/29	1,470	1,593
	Jefferson County AL Revenue	5.000%	9/15/33	1,000	1,070
	Jefferson County AL Sewer Revenue	5.000%	10/1/23	500	507
[4]	Jefferson County AL Sewer Revenue	0.000%	10/1/25	500	451
	Lower AL Gas District Gas Project Revenue	5.000%	9/1/34	2,000	2,127
	Lower AL Gas District Gas Project Revenue PUT	4.000%	12/1/25	3,255	3,229
	Montgomery AL GO	4.000%	12/1/36	400	405
	Montgomery AL GO	4.000%	12/1/39	450	445
	Orange Beach AL Water Sewer & Fire Protection Authority Revenue	4.000%	5/15/38	3,500	3,488
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pell City AL Special Care Facilities Financing Authority Revenue (Noland Health Services Inc.)	5.000%	12/1/30	2,000	2,140
	Pell City AL Special Care Facilities Financing Authority Revenue (Noland Health Services Inc.)	4.000%	12/1/34	2,000	1,980
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	4/1/24	6,680	6,670
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	6/1/24	1,515	1,510
	Southeast Energy Authority AL Commodity Supply Revenue (Project No. 3) PUT	5.500%	12/1/29	1,000	1,059
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 1) PUT	4.000%	10/1/28	805	788
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 2) PUT	4.000%	12/1/31	4,765	4,596
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 4) PUT	5.000%	8/1/28	6,800	6,980
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/27	530	570
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/28	1,090	1,170
	University of Alabama General Revenue	3.000%	7/1/36	1,085	970
[4]	University of South Alabama University Facilities Revenue	5.000%	11/1/23	740	752
[4]	University of South Alabama University Facilities Revenue	5.000%	11/1/34	2,265	2,401
					128,620
Alaska (0.1%)
	Alaska Housing Finance Corp. Revenue	5.000%	12/1/35	1,500	1,650
	Alaska Housing Finance Corp. State Capital Project Revenue	5.000%	6/1/31	1,095	1,244
	Alaska Housing Finance Corp. State Capital Project Revenue	5.000%	6/1/34	1,285	1,418
	Alaska Municipal Bond Bank Authority GO	5.000%	12/1/37	3,000	3,288
	Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/31	1,345	1,399
	Municipality of Anchorage GO	4.000%	9/1/36	785	806
	Northern Tobacco Securitization Corp. AK Revenue	4.000%	6/1/38	1,000	933
					10,738
Arizona (0.8%)
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/30	675	709
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/31	545	562
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/34	755	880
	Arizona COP ETM	5.000%	10/1/26	2,000	2,170
	Arizona Excise Taxes Obligations Revenue	1.500%	7/1/29	600	527
	Arizona Excise Taxes Obligations Revenue	2.100%	7/1/36	1,000	772
[5]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.375%	7/1/25	180	126

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.500%	7/1/26	100	70
[5]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.625%	7/1/27	265	186
[5]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.750%	7/1/28	305	214
	Arizona Industrial Development Authority Revenue (Greathearts Arizona Projects)	3.000%	7/1/37	695	582
	Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	11/1/28	1,290	1,432
	Arizona Industrial Development Authority Revenue (Phoenix Children's Hospital)	5.000%	2/1/36	1,765	1,972
[6]	Arizona Sports & Tourism Authority Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/31	3,000	3,375
	Arizona State Transportation Board Highway Revenue	5.000%	7/1/28	2,500	2,695
	Arizona State University Revenue	5.000%	7/1/40	1,000	1,077
	Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/36	1,620	1,696
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23	2,155	2,177
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/24	2,110	2,180
	Arizona Transportation Board Highway Revenue	5.000%	7/1/33	1,000	1,068
	Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/27	1,000	1,038
	Glendale City AZ Excise Tax Refunding Obligations Revenue	5.000%	7/1/28	1,785	1,959
	La Paz County AZ Industrial Development Authority Education Facility Lease Revenue (Harmony Public Schools Project)	5.000%	2/15/31	100	103
	Maricopa County AZ Elementary School District No. 14 (Creighton) GO	3.000%	7/1/32	1,000	986
[5]	Maricopa County AZ Industrial Development Authority Education Revenue (Legacy Traditional Schools Projects)	3.000%	7/1/31	650	559
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/33	830	901
	Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	2.400%	6/1/35	1,000	759
	Maricopa County AZ School District No. 83 Revenue	3.000%	10/1/39	1,000	773
	Maricopa County AZ Unified School District No. 4 (Mesa) GO	5.000%	7/1/24	1,730	1,786
[7,8]	Phoenix AZ Civic Improvement Corp. Distribution Revenue	5.500%	7/1/42	1,500	1,818
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/27	1,295	1,396
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	4.000%	7/1/28	2,015	2,053
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/23	2,040	2,061
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/26	2,520	2,606
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/35	1,900	2,022
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Phoenix AZ Civic Improvement Corp. Water System Revenue	4.000%	7/1/41	1,000	983
	Phoenix AZ GO	5.000%	7/1/31	1,500	1,758
[5]	Phoenix AZ Industrial Development Authority Education Revenue (Legacy Traditional Schools Project)	5.000%	7/1/36	1,000	971
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/27	300	310
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/28	250	259
[5]	Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Project)	4.000%	6/15/31	1,050	976
	Pima County AZ Industrial Development Authority Revenue (Tucson Medical Center)	4.000%	4/1/38	1,040	990
	Pima County AZ Sewer System Revenue	5.000%	7/1/24	1,105	1,142
	Pima County AZ Sewer System Revenue	5.000%	7/1/25	1,000	1,010
	Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County Public Transportation)	5.250%	7/1/24	1,125	1,166
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/36	1,540	1,654
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	910	929
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	640	672
	Salt Verde AZ Financial Corp. Gas Revenue	5.000%	12/1/37	855	869
					58,979
Arkansas (0.2%)
	Arkansas Development Finance Authority Health Care Revenue Baptist Memorial Health Care Corp.	5.000%	9/1/32	2,000	2,127
	Arkansas Federal Highway Revenue GO	3.000%	4/1/24	5,000	4,999
	Pulaski County AR Hospital Revenue (Arkansas Children's Hospital)	5.000%	3/1/29	1,075	1,140
	Rogers AR Arkansas Sales Tax Revenue	4.000%	11/1/32	1,090	1,121
[6]	Springdale AR Sales & Use Revenue	5.000%	4/1/37	1,000	1,019
	Springdale AR School District No. 50 GO	3.000%	6/1/32	1,000	954
	University of Arkansas Revenue	5.000%	11/1/24	850	883
	University of Arkansas Revenue	5.000%	11/1/30	775	823
	University of Arkansas Revenue	5.000%	4/1/38	1,000	1,114
					14,180
California (4.5%)
[4]	ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30	1,135	1,245
[9]	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30	740	565
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/37	1,000	1,022
	Antelope Valley CA Community College District Election GO	0.000%	8/1/35	650	380

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bakersfield CA Wastewater Revenue	5.000%	9/15/27	300	319
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/37	820	836
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) Prere.	5.000%	4/1/23	1,000	1,005
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	2,950	2,875
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25	985	976
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26	2,000	1,960
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26	1,010	999
[2]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.300%	3.960%	4/1/27	1,000	972
[2]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.410%	4.070%	4/1/28	1,000	970
[2]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.900%	4.560%	5/1/23	1,000	1,000
[10]	Bay Area Water Supply & Conservation Agency CA Revenue (Capital Cost Recovery Prepayment Program)	5.000%	10/1/33	1,000	1,204
[9]	Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project AB)	0.000%	8/1/29	1,000	798
	California Community Choice Financing Authority Revenue PUT	4.000%	12/1/27	3,325	3,338
	California Community Choice Financing Authority Revenue PUT	4.000%	8/1/28	3,170	3,154
[10]	California Community Choice Financing Authority Revenue PUT	5.000%	8/1/29	1,225	1,277
	California Community Choice Financing Authority Revenue PUT	4.000%	8/1/31	3,260	3,208
	California Educational Facilities Authority Revenue	5.000%	6/1/43	1,995	2,309
	California GO	5.000%	9/1/23	1,750	1,774
	California GO	5.000%	11/1/23	1,155	1,176
	California GO	5.000%	4/1/24	2,000	2,055
	California GO	5.000%	10/1/24	2,000	2,079
	California GO	5.000%	12/1/24	2,000	2,087
	California GO	5.000%	3/1/26	660	694
	California GO	5.000%	4/1/26	2,000	2,154
	California GO	5.000%	4/1/27	2,000	2,198
	California GO	5.000%	4/1/27	1,000	1,099
	California GO	3.500%	8/1/27	1,515	1,546
	California GO	5.000%	4/1/28	5,125	5,731
	California GO	5.000%	4/1/28	1,000	1,118
	California GO	5.000%	4/1/29	1,000	1,139
	California GO	5.000%	9/1/29	455	493
	California GO	5.000%	9/1/29	1,000	1,147
	California GO	5.000%	11/1/29	1,700	1,731
	California GO	5.000%	11/1/29	5,000	5,752
	California GO	5.000%	4/1/31	1,000	1,175
	California GO	4.000%	8/1/31	1,675	1,742
	California GO	5.000%	4/1/32	2,500	2,835
	California GO	5.000%	10/1/32	1,875	1,942
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	4.000%	8/1/33	1,520	1,569
	California GO	5.000%	8/1/33	2,865	3,084
	California GO	4.000%	9/1/33	2,000	2,066
	California GO	3.000%	10/1/34	2,725	2,559
	California GO	5.000%	11/1/34	1,340	1,533
	California GO	5.000%	3/1/35	2,000	2,252
	California GO	5.000%	4/1/35	210	232
	California GO	3.000%	10/1/35	1,815	1,671
	California GO	5.000%	11/1/35	5,000	5,652
	California GO	4.000%	3/1/36	2,000	2,060
	California GO	4.000%	10/1/36	1,155	1,191
	California GO	5.000%	9/1/41	5,000	5,539
	California GO	4.000%	10/1/41	1,000	995
	California GO	4.000%	4/1/42	1,000	994
	California GO	5.000%	4/1/42	500	532
	California Health Facilities Financing Authority Revenue Prere.	5.000%	10/1/25	795	847
	California Health Facilities Financing Authority Revenue PUT	5.000%	10/1/25	895	944
	California Health Facilities Financing Authority Revenue PUT	5.000%	11/1/29	6,250	7,089
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/23	1,325	1,328
	California Health Facilities Financing Authority Revenue (Adventist Health System/West) PUT	5.000%	9/1/28	1,000	1,087
	California Health Facilities Financing Authority Revenue (Cedars-Sinai Health System)	5.000%	8/15/41	1,890	2,072
	California Health Facilities Financing Authority Revenue (Common Spirit Health)	4.000%	4/1/37	1,000	968
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	4.000%	10/1/24	1,195	1,216
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/36	1,000	1,049
	California Housing Finance Agency Municipal Certificates Revenue	4.000%	3/20/33	1,907	1,842
	California Housing Finance Agency Municipal Certificates Revenue	3.750%	3/25/35	2,462	2,413
	California Housing Finance Agency Municipal Certificates Revenue	3.500%	11/20/35	976	882
	California Housing Finance Agency Municipal Certificates Revenue	3.250%	8/20/36	2,460	2,126
[8]	California Infrastructure & Economic Development Bank Revenue (Bay Area Toll Bridges Seismic Retrofit) Prere.	5.000%	1/1/28	500	555
[2]	California Infrastructure & Economic Development Bank Revenue (California Academy of Sciences) PUT, SIFMA Municipal Swap Index Yield + 0.350%	4.010%	8/1/24	1,000	986
	California Infrastructure & Economic Development Bank Revenue (County Museum of Art Project) PUT	1.200%	6/1/28	1,000	873
	California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/30	965	1,028
	California Public Works Board Lease Revenue (Davidson Library) Prere.	5.000%	3/1/23	20	20
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/26	1,200	1,248

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/28	300	301
[4]	California School Facilities Financing Authority Revenue (Los Angeles County)	0.000%	8/1/49	1,145	285
	California State Department of Water Resources Central Valley Project Revenue	5.000%	12/1/30	5,425	6,385
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/29	1,000	1,149
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/30	1,000	1,167
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/34	340	395
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/36	2,000	2,281
	California State University Systemwide Revenue	5.000%	11/1/32	1,000	1,077
	California State University Systemwide Revenue	5.000%	11/1/32	2,815	3,094
	California State University Systemwide Revenue	5.000%	11/1/35	2,000	2,164
	California State University Systemwide Revenue	5.000%	11/1/37	1,000	1,050
	California State University Systemwide Revenue	5.000%	11/1/41	1,400	1,462
	California State University Systemwide Revenue Prere.	5.000%	11/1/24	40	42
	California State University Systemwide Revenue Prere.	5.000%	11/1/24	165	172
	California State University Systemwide Revenue Prere.	5.000%	11/1/24	1,970	2,053
	California Statewide Communities Development Authority Pollution Control Revenue (Southern Edison Co.)	1.750%	9/1/29	1,000	825
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	5.000%	11/1/29	2,250	2,552
[5]	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/28	400	409
[4]	Centinela Valley CA Union High School District GO	4.000%	8/1/29	1,035	1,080
	Chabot-Las Positas CA Community College District GO Prere.	5.000%	8/1/23	1,000	1,012
	Chaffey CA Community College District GO	5.000%	6/1/23	850	857
[4]	Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/30	800	852
	Chino Valley Unified School District GO	0.000%	8/1/31	600	446
[11]	Citrus CA Community College District GO, 5.000% coupon rate effective 2/1/2023 Prere.	0.000%	2/1/24	1,000	1,018
	Contra Costa CA Community College District GO Prere.	5.000%	8/1/23	1,000	1,012
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/33	1,000	1,015
[5]	CSCDA Community Improvement Authority Revenue	2.650%	12/1/46	1,500	1,116
[5]	CSCDA Community Improvement Authority Revenue	2.450%	2/1/47	900	653
[5]	CSCDA Community Improvement Authority Revenue	3.500%	5/1/47	500	404
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	East Bay CA Municipal Utility District Wastewater System Revenue	5.000%	6/1/34	1,375	1,454
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/42	2,875	3,063
[4]	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/32	1,000	980
	East Side CA Union High School District Santa Clara County GO	2.000%	8/1/33	1,000	855
[2]	Eastern Municipal Water & Wastewater Revenue PUT, SIFMA Municipal Swap Index Yield + 0.100%	3.760%	7/1/24	300	298
[11]	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 6.200% coupon rate effective 1/15/2024	0.000%	1/15/29	1,390	1,470
	Gavilan CA Joint Community College District GO	5.000%	8/1/28	1,000	1,060
	Golden State Tobacco Securitization Corp. California Revenue ETM	5.000%	6/1/25	500	530
[9]	Golden State Tobacco Securitization Corp. California Revenue ETM	0.000%	6/1/27	2,070	1,831
	Golden State Tobacco Securitization Corp. California Revenue Prere.	5.000%	6/1/25	1,140	1,206
	Grossmont CA Healthcare District GO	4.000%	7/15/40	2,000	1,981
	La Quinta CA Redevelopment Agency Tax Allocation Revenue Prere.	5.000%	9/1/23	1,500	1,521
	La Quinta CA Redevelopment Agency Tax Allocation Revenue Prere.	5.000%	9/1/24	1,000	1,038
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/23	435	440
[7]	Long Beach CA Unified School District GO	0.000%	8/1/24	1,290	1,231
	Los Angeles CA Community College District GO	5.000%	8/1/24	1,015	1,053
	Los Angeles CA Community College District GO Prere.	4.000%	8/1/23	2,000	2,013
	Los Angeles CA Community College District GO Prere.	4.000%	8/1/24	1,000	1,022
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/27	1,670	1,834
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/31	2,000	2,295
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35	400	464
	Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/36	2,000	2,036
	Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/36	370	378
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/39	1,000	1,112
	Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/40	2,055	2,065
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/41	1,400	1,542
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	5,000	5,726
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	1,375	1,503

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	1,330	1,467
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,000	1,054
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,695	1,860
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	2,500	2,867
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,000	1,150
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,000	1,068
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,145	1,246
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	500	532
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	2,550	2,772
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	2,635	2,969
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	1,005	1,129
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	1,880	2,098
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/42	2,000	2,070
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,400	1,524
	Los Angeles CA Unified School District GO	4.000%	7/1/35	2,250	2,325
	Los Angeles CA Unified School District GO	4.000%	7/1/40	1,000	991
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	1,755	1,897
	Los Angeles County CA Community Facilities District No. 2021-01	5.000%	9/1/42	1,800	1,827
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/39	1,000	1,128
[6]	Los Angeles County CA School District GO	5.000%	7/1/36	1,000	1,077
	Metropolitan Water District of Southern California Waterworks Revenue	5.000%	10/1/29	1,000	1,161
[2]	Metropolitan Water District of Southern California Waterworks Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	3.800%	5/21/24	500	497
[2]	Metropolitan Water District of Southern California Waterworks Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	3.800%	5/21/24	500	497
[2]	Metropolitan Water District of Southern California Waterworks Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	3.800%	5/21/24	500	497
	Milpitas CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,130	1,192
	M-S-R CA Energy Authority Gas Revenue	6.500%	11/1/39	555	664
	Napa Valley CA Community College District GO	4.000%	8/1/32	1,090	1,129
	Napa Valley CA Unified School District GO Prere.	4.000%	8/1/23	1,690	1,701
	Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	495
[6]	Oakland CA Unified School District GO	4.000%	8/1/39	1,000	1,001
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Palomar Pomerado Health California GO	0.000%	8/1/26	1,040	925
[7]	Palomar Pomerado Health California GO	0.000%	8/1/30	2,000	1,520
[7]	Palomar Pomerado Health California GO	0.000%	8/1/32	740	515
	Peninsula Corridor Joint Powers Board CA Measure RR Sales Tax Revenue (Green Bonds - Climate Bond Certified)	5.000%	6/1/42	1,530	1,684
	Peralta CA Community College District Election GO	5.250%	8/1/42	1,000	1,118
[4]	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,375	1,484
	Regents of the University of California Medical Center Pooled Revenue	5.000%	5/15/37	2,000	2,243
	Regents of the University of California Medical Center Pooled Revenue	5.000%	5/15/39	2,000	2,225
	Riverside CA Electric Revenue	5.000%	10/1/32	1,830	2,074
	Riverside County CA Transportation Commission Sales Tax Revenue Prere.	5.250%	6/1/23	1,000	1,010
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/30	2,415	1,792
	Riverside County CA Transportation Commission Toll Revenue	4.000%	6/1/38	320	313
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/23	340	340
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/25	325	332
[12]	Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	1,815	1,380
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/25	495	526
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/27	575	611
	San Diego CA Community College District GO Prere.	5.000%	8/1/23	1,000	1,013
[11]	San Diego CA Community College District GO 6.230% coupon rate effective 8/1/2032	0.000%	8/1/41	8,000	4,518
	San Diego CA Public Facilities Financing Authority Revenue	5.000%	5/15/39	1,925	2,192
[4]	San Diego CA Unified School District GO	5.500%	7/1/27	520	588
	San Diego CA Unified School District GO	0.000%	7/1/28	370	314
	San Diego CA Unified School District GO	0.000%	7/1/29	240	196
	San Diego CA Unified School District GO	0.000%	7/1/30	250	197
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	320	281
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	80	70
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	100	88
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	70	60
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	60	51
	San Diego CA Unified School District GO ETM	0.000%	7/1/29	60	50
	San Diego CA Unified School District GO ETM	0.000%	7/1/29	200	165

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/34	1,000	1,139
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/35	205	229
	San Diego County CA Regional Transportation Commission Sales Tax Revenue Prere.	4.750%	4/1/24	1,305	1,337
	San Diego County CA Water Authority Revenue	5.000%	5/1/28	1,000	1,058
	San Francisco CA Bay Area Rapid Transit District GO	4.000%	8/1/30	3,645	3,964
	San Francisco CA City & County COP	5.000%	4/1/28	1,635	1,739
	San Francisco CA City & County COP	4.000%	4/1/33	1,000	1,020
	San Francisco CA City & County COP	4.000%	4/1/39	1,000	1,000
	San Francisco CA City & County GO	5.000%	6/15/28	1,000	1,130
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/34	1,000	1,117
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	1.000%	10/1/25	4,355	4,054
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31	1,700	1,850
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32	1,000	1,054
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35	1,500	1,605
	San Francisco CA City & County Public Utilities Commission Water Revenue Prere.	5.000%	11/1/24	1,865	1,944
	San Mateo Foster City School District GO	3.000%	8/1/40	750	630
[9]	San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	1,475	992
	Santa Clara CA Financing Authority Revenue	3.000%	5/1/39	1,155	959
	Santa Clara CA Unified School District GO	3.000%	7/1/34	1,000	943
	Santa Paula CA Special Tax Harvest Community Facilities Bonds	4.000%	9/1/42	600	541
	Southern California Public Power Authority Revenue	5.000%	7/1/30	3,000	3,060
	State Center California Community College District GO	5.000%	8/1/29	1,000	1,063
[6]	Stockton Public Financing Authority Revenue	5.000%	9/1/29	1,000	1,029
	Tahoe-Truckee CA Unified School District GO	5.000%	8/1/34	1,030	1,107
[12]	Union CA Elementary School District GO	0.000%	9/1/28	1,080	908
	Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/30	1,635	1,729
	University of California Revenue	5.000%	5/15/28	690	695
	University of California Revenue	4.000%	5/15/33	1,000	1,025
	University of California Revenue	4.000%	5/15/34	1,000	1,042
	University of California Revenue	4.000%	5/15/34	1,770	1,794
[10]	University of California Revenue	5.000%	5/15/34	1,000	1,194
	University of California Revenue	4.000%	5/15/35	2,000	2,067
	University of California Revenue	5.000%	5/15/35	1,620	1,786
	University of California Revenue	5.000%	5/15/35	1,165	1,282
	University of California Revenue	5.000%	5/15/36	2,000	2,302
	University of California Revenue	5.000%	5/15/38	2,275	2,586
	University of California Revenue	4.000%	5/15/39	5,000	5,013
	University of California Revenue	4.000%	5/15/41	1,740	1,729
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California Revenue Prere.	5.000%	5/15/23	310	312
	University of California Revenue PUT	5.000%	5/15/23	1,000	1,007
[4,8]	West Contra Costa CA Unified School District GO	0.000%	8/1/32	1,155	822
[12]	West Contra Costa CA Unified School District GO	0.000%	8/1/34	1,225	790
[6]	West Kern Community College District CA GO	4.000%	11/1/32	2,700	2,856
					348,173
Colorado (0.9%)
[13]	Adams & Weld County CO School District No. 27J GO	5.000%	12/1/34	1,435	1,513
	Adams County CO COP	5.000%	12/1/31	650	686
	Board of Governors of the Colorado State University System Enterprise Revenue	5.000%	3/1/43	1,500	1,686
	Board of Governors of the Colorado State University System Enterprise Revenue ETM	5.000%	3/1/23	300	301
	Broomfield CO Water Activity Enterprise Revenue	4.000%	12/1/39	1,000	1,012
	Broomfield CO Water Activity Enterprise Revenue	4.000%	12/1/43	1,000	986
	Colorado COP	4.000%	12/15/33	1,235	1,281
	Colorado COP	4.000%	12/15/34	1,800	1,853
	Colorado COP	6.000%	12/15/36	1,000	1,212
	Colorado COP	4.000%	3/15/40	6,035	5,881
	Colorado Educational & Cultural Facilities Authority Revenue (Aspen View Academy Project)	4.000%	5/1/36	175	159
	Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/30	500	514
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	5.000%	11/15/37	1,000	1,082
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	4.000%	11/15/38	1,000	979
[10]	Colorado Health Facilities Authority Hospital Revenue (Frasier Project)	4.000%	5/15/36	825	689
	Colorado Health Facilities Authority Retirement Facilities Revenue (Liberty Heights Project) ETM	0.000%	7/15/24	1,430	1,365
	Colorado Health Facilities Authority Revenue Prere.	5.000%	11/19/26	95	103
	Colorado Health Facilities Authority Revenue PUT	5.000%	11/19/26	935	990
	Colorado Health Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/32	2,250	2,391
	Colorado Health Facilities Authority Revenue (Intermountain Healthcare) PUT	5.000%	8/17/26	800	858
	Colorado Health Facilities Authority Revenue (Intermountain Healthcare) PUT	5.000%	8/15/28	1,170	1,294
	Colorado Health Facilities Authority Revenue (NCMC Inc.) Prere.	4.000%	5/15/26	1,500	1,565
	Colorado Housing & Finance Authority Revenue (Single Family Mortgage)	3.000%	5/1/50	1,900	1,855
	Denver CO City & County Airport Revenue	5.000%	11/15/24	1,200	1,249
	Denver CO City & County Airport Revenue	5.000%	12/1/26	775	840
	Denver CO City & County Airport Revenue	4.000%	12/1/38	400	394

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denver CO City & County Airport Revenue	5.000%	11/15/40	575	633
	Denver CO City & County COP	5.000%	6/1/37	1,685	1,774
[3]	Denver CO City & County COP VRDO	3.650%	1/3/23	3,430	3,430
	Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/29	500	392
	Denver CO City & County GO	5.000%	8/1/23	1,535	1,554
	Denver CO City & County GO	5.000%	8/1/38	4,665	5,320
	Denver CO City & County Revenue	4.000%	8/1/38	1,500	1,528
	Denver CO City & County School District GO	4.000%	12/1/31	1,000	1,036
	Denver CO City & County School District GO	5.000%	12/1/36	2,000	2,136
	Denver CO City & County School District No. 1 GO	5.000%	12/1/35	1,000	1,156
[12]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23	1,010	989
[12]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29	2,000	1,603
[12]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/32	1,000	708
[2]	E-470 Public Highway Authority Colorado Revenue PUT, SOFR + 0.350%	3.231%	9/1/24	210	208
	El Paso County CO School District No. 20 Academy GO	5.000%	12/15/30	2,400	2,599
	Garfield, Pitkin, & Eagle County CO School District GO Prere.	4.000%	12/15/25	1,000	1,040
	Greeley CO Water Revenue	5.000%	8/1/26	2,910	3,146
	Jefferson County CO School District No. R-1 GO	5.000%	12/15/36	3,395	3,731
[4]	Midcities Metropolitan District No. 2 Revenue Refunding Bonds	4.000%	12/1/46	925	859
	Regional Transportation District of Colorado COP	5.000%	6/1/31	535	597
	Sterling Ranch CO Community Authority Board Supported Revenue	6.500%	12/1/42	1,000	1,004
	University of Colorado Enterprise System Revenue	4.000%	6/1/32	1,590	1,641
	University of Colorado Enterprise System Revenue PUT	2.000%	10/15/25	500	485
	Weld County CO School District No. RE 002 GO	5.000%	12/1/36	2,325	2,565
					72,872
Connecticut (0.7%)
	Connecticut GO	5.000%	2/15/25	1,000	1,047
	Connecticut GO	5.000%	5/15/25	2,345	2,470
	Connecticut GO	5.000%	7/15/25	1,625	1,718
	Connecticut GO	5.000%	9/1/26	1,000	1,038
	Connecticut GO	5.000%	2/15/27	1,000	1,088
	Connecticut GO	5.000%	4/15/28	1,000	1,109
	Connecticut GO	5.000%	3/1/32	2,950	3,025
	Connecticut GO	3.000%	1/15/33	270	255
	Connecticut GO	4.000%	1/15/35	1,000	1,037
	Connecticut GO	4.000%	3/15/35	5,000	5,068
	Connecticut GO	3.000%	1/15/38	2,345	2,030
	Connecticut GO	4.000%	6/15/39	300	294
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/31	1,000	1,045
	Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	4.000%	7/1/36	1,750	1,713
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/29	1,255	1,346
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University)	5.000%	7/1/31	850	942
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/35	150	145
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/36	300	286
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/37	200	188
	Connecticut Health & Educational Facilities Authority Revenue (University of Hartford)	5.000%	7/1/31	575	584
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/1/23	3,400	3,406
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.250%	2/9/24	1,000	961
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.375%	7/12/24	1,500	1,424
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.100%	2/11/25	950	898
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.100%	2/11/25	915	865
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	7/1/26	500	474
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/23	1,360	1,379
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/28	1,805	2,001
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/29	500	561
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/32	1,580	1,847
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/34	1,000	1,104
	Connecticut Special Tax Revenue (Transportation Infrastructure)	4.000%	5/1/37	2,410	2,423
	Connecticut Special Tax Revenue (Transportation Infrastructure)	4.000%	11/1/38	3,120	3,109
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/41	2,000	2,205
[5]	Harbor Point CT Infrastructure Improvement District Revenue	5.000%	4/1/30	1,500	1,508
	Hartford County CT Metropolitan District GO	4.000%	7/15/38	2,025	2,004
	University of Connecticut GO	5.000%	2/15/27	635	663
	University of Connecticut Revenue	5.000%	11/1/27	1,000	1,103
					54,363
Delaware (0.1%)
	Delaware GO	5.000%	2/1/25	1,010	1,059
	Delaware Health Facilities Authority Revenue (Beebe Medical Center Project)	5.000%	6/1/30	600	645
	Delaware Health Facilities Authority Revenue (Christiana Care Health System)	5.000%	10/1/37	1,000	1,068
	Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/28	500	554
	Delaware River & Bay Authority Delaware Revenue	3.000%	1/1/38	1,495	1,308
	Delaware State Economic Development Authority Revenue (NRG Energy Projects) PUT	1.250%	10/1/25	650	602

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Delaware Bonds Revenue	5.000%	11/1/34	440	514
	University of Delaware Bonds Revenue	5.000%	11/1/35	500	583
	University of Delaware Bonds Revenue	5.000%	11/1/37	1,700	1,858
	University of Delaware Bonds Revenue	5.000%	11/1/40	500	571
					8,762
District of Columbia (0.5%)
	District of Columbia GO	5.000%	6/1/25	1,235	1,304
	District of Columbia GO	5.000%	6/1/29	3,780	3,898
	District of Columbia GO	5.000%	6/1/32	1,000	1,071
	District of Columbia GO	5.000%	6/1/34	1,320	1,415
	District of Columbia GO	4.000%	2/1/37	725	737
	District of Columbia GO	4.000%	2/1/40	1,250	1,232
	District of Columbia Hospital Revenue (Children's Hospital Obligated Group)	5.000%	7/15/35	1,000	1,029
	District of Columbia Income Tax Revenue	5.000%	12/1/31	2,500	2,941
	District of Columbia Revenue Bonds (Gallaudet University Project)	3.000%	4/1/39	1,460	1,176
	District of Columbia Revenue Bonds (Latin American Montessori Bilingual Public Charter School)	5.000%	6/1/40	1,000	944
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/33	2,175	2,364
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/36	5,030	5,294
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/39	1,125	1,179
	District of Columbia Water & Sewer Authority Public Utility Revenue PUT	3.000%	10/1/27	1,000	978
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/30	2,325	2,691
[7]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Capital Appreciation Bonds)	0.000%	10/1/36	525	286
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/33	2,240	2,438
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,300	621
[6]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,915	982
[6]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,000	488
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	4.000%	10/1/39	1,000	933
	Washington Convention & Sports Authority Revenue	5.000%	10/1/26	1,090	1,179
	Washington Convention & Sports Authority Revenue	4.000%	10/1/34	1,115	1,148
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Metropolitan Area Transit Authority Revenue	5.000%	7/15/25	1,000	1,056
	Washington Metropolitan Area Transit Authority Revenue	5.000%	7/15/34	2,825	3,213
					40,597
Florida (2.4%)
	Alachua County FL Health Facilities Authority Revenue (Oak Hammock)	4.000%	10/1/31	290	263
	Alachua County FL Health Facilities Authority Revenue (Oak Hammock)	4.000%	10/1/31	615	558
[4]	Bay County FL School Board COP	4.000%	7/1/38	1,285	1,278
	Bay County FL School Board COP	5.500%	7/1/41	1,450	1,612
[10]	Brevard County FL Health Facilities Authority Revenue (Health First Obligated Group)	5.000%	4/1/31	1,415	1,536
	Brevard County FL Health Facilities Authority Revenue (Health First Obligated Group)	5.000%	4/1/40	1,000	1,056
	Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,009
	Broward County FL Airport System Revenue Prere.	5.500%	10/1/23	1,000	1,019
	Broward County FL Convention Center Hotel First Tier Revenue	5.000%	1/1/38	3,460	3,835
	Broward County FL School COP	5.000%	7/1/36	1,000	1,128
	Broward County FL Water & Sewer Utility Revenue	5.000%	10/1/39	1,000	1,088
	Capital Projects Finance Authority FL Student Housing Revenue (Projects Loan Program)	5.000%	10/1/33	540	540
[5]	Capital Trust Agency Florida Educational Facilities Revenue (Academir Charter Schools Project)	2.500%	7/1/31	495	401
	Capital Trust Agency Florida Educational Facilities Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/29	400	410
	Central FL Expressway Authority Revenue	4.000%	7/1/32	1,015	1,037
[4]	Central FL Expressway Authority Revenue	4.000%	7/1/35	1,000	1,027
[4]	Central FL Expressway Authority Revenue	4.000%	7/1/38	1,000	1,011
[4]	Central FL Expressway Authority Revenue	2.500%	7/1/40	1,000	753
	Duval County FL School Board COP	5.000%	7/1/32	1,250	1,309
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/34	925	1,011
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/35	1,075	1,167
[3,5]	Eclipse Funding Trust GO VRDO	3.250%	1/3/23	9,900	9,900
	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/39	1,525	1,555
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/24	625	631
	Florida Capital Improvement Revenue (Student Housing Project)	5.000%	7/1/29	1,310	1,462
[5]	Florida Development Finance Corp. Educational Facilities Revenue (Global Outreach Charter Academy Projects)	4.000%	6/30/29	205	189

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/29	400	413
	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/30	475	489
	Florida Development Finance Corp. Educational Facilities Revenue (River City Science Academy Projects)	4.000%	7/1/30	220	215
	Florida GO	4.000%	6/1/27	1,455	1,464
	Florida GO	5.000%	7/1/27	1,440	1,556
	Florida Gulf Coast University Financing Corp. Capital Improvement Revenue	4.000%	2/1/38	770	732
	Florida Higher Educational Facilities Financial Authority Revenue (Rollins College Projects)	4.000%	12/1/36	1,750	1,705
	Florida Municipal Power Agency Revenue	4.000%	10/1/30	2,775	2,897
	Florida Municipal Power Agency Revenue	5.000%	10/1/30	1,200	1,307
	Florida Municipal Power Agency Revenue	3.000%	10/1/33	1,000	932
	Florida State Department of Transportation Right of Way Acquisition GO	5.000%	7/1/26	5,000	5,401
	Florida State Department of Transportation Right of Way Acquisition Revenue	5.000%	7/1/26	1,000	1,080
	Florida State Department of Transportation Turnpike Authority Revenue	4.000%	7/1/39	1,000	981
	Florida State Department of Transportation Turnpike Authority Revenue	4.000%	7/1/42	1,000	983
	Florida State Turnpike Authority Revenue	2.000%	7/1/41	1,470	969
[4]	Florida State Utility Authority Revenue (North Fort Myers Utility System)	4.000%	10/1/37	1,040	1,037
	Florida Turnpike Authority Revenue	4.000%	7/1/34	1,000	1,020
	Florida Turnpike Authority Revenue	4.000%	7/1/34	1,385	1,420
	Halifax Hospital Medical Center FL Hospital Revenue	3.750%	6/1/41	210	185
	Hillsborough County FL Aviation Authority Tampa International Airport Revenue	4.000%	10/1/42	1,000	972
	Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General Hospital Projects)	3.600%	10/1/28	500	499
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/26	1,005	1,083
	Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/37	1,955	1,922
	Jacksonville FL Electric Authority Electric System Revenue Prere.	5.000%	10/1/23	1,160	1,177
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	1,905	2,097
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	1,465	1,613
	Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	4.000%	8/15/37	1,250	1,251
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/30	1,085	1,146
	Jacksonville FL Special Revenue	5.000%	10/1/24	1,200	1,246
	Jacksonville FL Special Revenue	5.000%	10/1/27	1,500	1,647
	Jacksonville FL Special Revenue	5.000%	10/1/28	1,640	1,831
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jacksonville FL Special Revenue	5.000%	10/1/32	1,000	1,180
	Jacksonville FL Special Revenue	5.000%	10/1/38	1,410	1,517
	Jacksonville FL Transportation Authority Local Option Gas Tax Revenue	5.000%	8/1/34	1,000	1,046
	Jacksonville FL Transportation Revenue	5.000%	10/1/28	1,200	1,265
	Jacksonville FL Water & Sewer Revenue	4.000%	10/1/35	1,655	1,681
	JEA FL Electric System Revenue	4.000%	10/1/36	3,000	2,993
	JEA FL Electric System Revenue	5.000%	10/1/37	2,000	2,002
	Key West FL Utility Board Electricity Revenue	5.000%	10/1/37	1,030	1,104
	Lakeland FL Energy System Revenue	4.000%	10/1/37	1,000	981
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/26	1,475	1,568
	Lee County FL Industrial Development Authority Healthcare Facilities Revenue	4.000%	11/15/30	465	443
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/39	1,655	1,723
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/27	1,000	1,023
	Miami Beach FL Resort Tax Revenue	5.000%	9/1/34	1,020	1,061
	Miami Beach FL Water & Sewer Revenue	5.000%	10/1/30	1,500	1,584
	Miami Beach FL Water & Sewer Revenue	5.000%	10/1/38	1,000	1,078
[4,5]	Miami FL SO Street & Sidewalk Improvement Program Revenue	5.000%	1/1/30	1,325	1,462
[4,5]	Miami FL SO Street & Sidewalk Improvement Program Revenue	5.000%	1/1/35	1,000	1,079
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/33	1,850	1,950
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/34	1,000	1,050
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.000%	10/1/36	1,000	990
	Miami-Dade County FL Building Better Communities GO	5.000%	7/1/36	1,160	1,223
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/34	705	729
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/24	860	882
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/25	830	852
	Miami-Dade County FL GO	5.000%	7/1/24	1,000	1,031
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children's Hospital) Prere.	5.000%	8/1/23	1,000	1,012
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Niklaus Children's Hospital Project)	4.000%	8/1/33	1,290	1,310
	Miami-Dade County FL School Board COP	5.000%	2/1/26	3,035	3,226
	Miami-Dade County FL School Board GO Prere.	5.000%	3/15/23	3,155	3,168
	Miami-Dade County FL Seaport Revenue	4.000%	10/1/39	395	389
	Miami-Dade County FL Seaport Revenue	4.000%	10/1/40	1,605	1,559

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL Seaport Revenue Prere.	5.750%	10/1/23	1,500	1,530
	Miami-Dade County FL SO Revenue	0.000%	10/1/34	1,000	610
	Miami-Dade County FL SO Revenue	5.000%	4/1/37	1,255	1,365
	Miami-Dade County FL SO Revenue	0.000%	10/1/39	3,015	1,361
	Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/31	1,400	1,454
	Miami-Dade County FL Transit System Sales Surtax Revenue	4.000%	7/1/38	2,155	2,162
	North Brevard County FL Hospital District Revenue	5.000%	1/1/34	1,000	1,043
	North Sumter County FL Utility Dependent District Utility Revenue	5.000%	10/1/37	2,505	2,761
	Okaloosa County FL School Board COP	5.000%	10/1/26	785	845
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,510	1,590
	Orange County FL School Board COP	5.000%	8/1/33	6,105	6,451
	Orange County FL Water & Wastewater Utility Revenue	5.000%	10/1/26	1,400	1,520
[4]	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/28	1,535	1,691
	Orlando FL Utilities Commission System Revenue PUT	1.250%	10/1/28	1,335	1,136
	Osceola County FL Transportation Revenue	5.000%	10/1/28	500	516
	Osceola County FL Transportation Revenue	0.000%	10/1/34	2,000	1,104
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group) Prere.	5.000%	12/1/24	560	580
	Palm Beach County FL Health Facilities Authority Hospital Revenue (Jupiter Medical Center Project)	5.000%	11/1/33	360	381
	Palm Beach County FL Public Improvement Revenue	5.000%	5/1/33	1,245	1,326
	Palm Beach County FL School Board COP	5.000%	8/1/29	1,540	1,618
	Palm Beach County FL School Board COP	5.000%	8/1/32	1,500	1,573
	Palm Beach County Health Facilities Authority Revenue (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion)	4.000%	6/1/36	260	217
	Panama City Beach FL Capital Improvement Revenue	5.000%	11/1/32	375	426
	Reedy Creek FL Improvement District GO	4.000%	6/1/34	1,190	1,227
	Reedy Creek FL Improvement District GO	4.000%	6/1/35	1,000	1,000
	Sarasota County FL Utility System Revenue	5.000%	10/1/40	2,500	2,709
	Sarasota County FL Utility System Revenue	5.250%	10/1/42	1,685	1,903
	South Broward FL Hospital District Revenue	4.000%	5/1/33	1,020	1,032
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/33	1,180	1,196
	St. Johns County FL Industrial Development Authority Revenue (Vicars Landing Project)	4.000%	12/15/36	1,000	840
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24	1,110	1,061
	Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program) Prere.	5.000%	9/1/23	1,000	1,014
	Tallahassee FL Energy System Revenue	5.000%	10/1/35	1,000	1,031
	Tallahassee FL Health Facilities System Revenue (Memorial Healthcare Projects)	5.000%	12/1/40	1,000	1,008
	Tallahassee FL Utility System Revenue	5.000%	10/1/29	1,015	1,052
	Tallahassee FL Utility System Revenue	5.000%	10/1/30	750	777
	Tallahassee FL Utility System Revenue	5.000%	10/1/34	1,265	1,306
	Tampa Bay FL Water Utility System Revenue	5.000%	10/1/37	2,040	2,161
	Tampa FL Non-AD Valorem Improvement Revenue (Sustainable Bonds)	3.000%	10/1/35	2,000	1,844
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/30	200	220
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/31	250	275
	Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/32	1,000	1,051
	Village Community FL Development District No. 13 Florida Assessment Revenue	2.850%	5/1/36	1,000	759
	Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/29	860	922
	Volusia County FL School Board COP	5.000%	8/1/25	1,025	1,056
	Volusia County FL School Board COP	5.000%	8/1/25	1,650	1,740
[6]	Wildwood FL Utility Dependent District Revenue (South Sumter Utility Project)	5.000%	10/1/34	1,410	1,608
					184,268
Georgia (1.4%)
	Athens-Clarke County GA Unified Government Water & Sewerage Revenue	4.000%	1/1/32	1,000	1,021
	Atlanta GA Airport Passenger Facility Charge Subordinate Lien General Revenue	5.000%	7/1/40	1,500	1,653
	Atlanta GA Airport Revenue	5.000%	1/1/33	2,000	2,036
	Atlanta GA Airport Revenue	4.000%	7/1/41	2,015	1,956
	Atlanta GA GO	5.000%	12/1/40	7,000	7,894
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	1,290	1,359
	Atlanta GA Water & Wastewater Revenue	4.000%	11/1/36	500	506
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/36	1,320	1,422
	Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/27	410	447
	Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation) ETM	5.000%	7/1/27	100	109
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/24	400	402

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Coweta County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/36	1,060	1,122
	Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/31	810	866
	Dalton GA Utilities Revenue	4.000%	3/1/37	1,450	1,407
	DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	500	500
	Fulton County GA Development Authority Revenue (Children's Healthcare of Atlanta Obligated Group)	5.000%	7/1/38	1,500	1,622
[5]	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Canterbury Court Project)	4.000%	4/1/41	1,050	765
	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	4.000%	2/15/40	1,000	948
	Georgia GO	5.000%	7/1/24	1,500	1,550
	Georgia GO	5.000%	7/1/24	1,000	1,033
	Georgia GO	5.000%	7/1/25	1,100	1,164
	Georgia GO	5.000%	7/1/28	1,080	1,215
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/33	1,335	1,463
	Georgia Ports Authority Revenue	5.000%	7/1/38	1,250	1,419
	Georgia State Ports Authority Revenue	4.000%	7/1/37	1,100	1,110
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/25	600	623
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/31	350	372
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/33	1,575	1,661
	Gwinnett County GA School District GO	5.000%	8/1/26	2,000	2,167
	Gwinnett County GA School District GO	5.000%	2/1/28	500	524
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	4.000%	12/1/29	2,760	2,684
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/33	500	519
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/37	250	256
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/38	500	511
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	4.000%	5/15/39	350	316
[3]	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/23	6,210	6,208
[3]	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/23	6,245	6,240
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/2/24	1,225	1,225
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/26	3,195	3,150
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/28	4,040	3,945
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	5.000%	6/1/29	2,490	2,571
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Main Street Natural Gas Inc. Georgia Gas Supply Revenue PUT	4.000%	9/1/27	1,215	1,205
	Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax Revenue	3.000%	7/1/41	2,665	2,184
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/31	1,410	1,520
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/33	1,835	1,908
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/33	5,210	5,541
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	3.000%	7/1/39	2,050	1,738
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	3.000%	7/1/40	2,500	2,084
	Milledgeville & Baldwin County GA Development Authority Revenue (Georgia College & State University Projects)	5.000%	6/15/31	600	684
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	1,510	1,589
[6]	Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	1,495	1,588
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/29	1,795	1,937
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/30	1,000	1,055
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	1,715	1,748
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/38	1,000	1,050
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/39	1,215	1,244
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/28	580	621
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/30	810	861
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/34	800	837
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/32	500	537
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/33	180	192
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/36	600	625
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/39	2,000	2,039
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	7/1/41	1,190	1,210
	Private Colleges & University Authority of Georgia Revenue (Emory University)	4.000%	9/1/36	2,000	2,035
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/36	795	874

Tax-Managed Balanced Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Private Colleges & University Authority of Georgia Revenue (Savannah College of Art & Design Projects)	5.000%	4/1/30	550	609
Walton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	1,145	1,127
				106,603
Guam (0.1%)
Guam Government Business Privilege Tax Revenue	5.000%	11/15/26	735	757
Guam Government Business Privilege Tax Revenue	5.000%	11/15/29	865	889
Guam Government Business Privilege Tax Revenue	4.000%	1/1/36	650	607
Guam Government Business Privilege Tax Revenue	4.000%	1/1/42	500	436
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.250%	7/1/23	1,000	1,004
Guam Government Waterworks Authority Water & Waste Water System Revenue Prere.	5.250%	7/1/23	1,305	1,319
Guam Power Authority Revenue	5.000%	10/1/30	2,060	2,222
Guam Power Authority Revenue	5.000%	10/1/32	1,000	1,081
				8,315
Hawaii (0.4%)
Hawaii Airports System Revenue	5.000%	7/1/29	1,785	2,019
Hawaii Airports System Revenue	5.000%	7/1/30	1,000	1,148
Hawaii Airports System Revenue	4.000%	7/1/38	2,500	2,463
Hawaii GO	5.000%	10/1/25	1,575	1,673
Hawaii GO	5.000%	8/1/29	595	616
Hawaii GO	5.000%	1/1/36	4,115	4,476
Hawaii GO Prere.	5.000%	8/1/24	1,500	1,552
Hawaii GO Prere.	5.000%	8/1/24	235	243
Honolulu HI City & County GO	5.000%	7/1/24	2,000	2,067
Honolulu HI City & County GO	5.000%	11/1/27	1,000	1,108
Honolulu HI City & County GO	5.000%	10/1/28	1,000	1,063
Honolulu HI City & County GO	5.000%	10/1/29	4,000	4,247
Honolulu HI City & County Wastewater System Revenue Prere.	5.000%	7/1/25	2,000	2,114
Honolulu HI City & County Wastewater System Revenue Prere.	5.000%	7/1/25	1,000	1,057
Kauai County HI Community Facilities District Special Tax Revenue	4.375%	5/15/42	1,100	960
Maui County HI GO	2.000%	3/1/41	1,000	683
University of Hawaii Revenue Bonds	4.000%	10/1/33	1,200	1,276
				28,765
Idaho (0.1%)
Idaho Airport Revenue & Refunding Bonds	5.000%	9/1/35	1,040	1,164
Idaho Health Facilities Authority Revenue (St. Luke's Health System Project)	5.000%	3/1/28	1,595	1,714
Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/31	585	680
Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/34	550	639
				4,197
Illinois (2.9%)
Chicago IL Board of Education GO	5.000%	12/1/23	1,000	1,009
Chicago IL Board of Education GO	5.000%	12/1/24	700	713
Chicago IL Board of Education GO	5.000%	12/1/24	1,500	1,527
Chicago IL Board of Education GO	7.000%	12/1/26	500	536
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[12]	Chicago IL Board of Education GO	0.000%	12/1/28	1,000	785
	Chicago IL Board of Education GO	5.000%	12/1/28	1,150	1,178
[12]	Chicago IL Board of Education GO	0.000%	12/1/29	520	390
[12]	Chicago IL Board of Education GO	0.000%	12/1/30	1,350	964
[4]	Chicago IL Board of Education GO	5.000%	12/1/30	1,250	1,313
	Chicago IL Board of Education GO	5.000%	12/1/30	500	512
[12]	Chicago IL Board of Education GO	0.000%	12/1/31	1,550	1,053
	Chicago IL Board of Education GO	5.000%	12/1/33	725	739
	Chicago IL Board of Education GO	5.250%	12/1/35	1,225	1,226
	Chicago IL Board of Education GO	5.000%	4/1/36	1,270	1,284
	Chicago IL Board of Education GO	4.000%	12/1/37	1,000	890
	Chicago IL Board of Education GO	4.000%	12/1/38	1,000	880
	Chicago IL Board of Education GO	4.000%	12/1/42	2,000	1,676
	Chicago IL GO	5.000%	1/1/24	520	526
	Chicago IL GO	5.000%	1/1/26	335	340
	Chicago IL GO	5.000%	1/1/28	1,090	1,135
	Chicago IL GO	5.000%	1/1/31	1,500	1,580
[10]	Chicago IL GO	4.000%	1/1/35	500	472
[10]	Chicago IL GO	5.250%	1/1/38	1,000	1,034
[10]	Chicago IL GO	5.500%	1/1/39	1,000	1,050
[10]	Chicago IL GO	5.500%	1/1/40	1,000	1,047
	Chicago IL Housing Authority Revenue	5.000%	1/1/33	1,000	1,076
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/30	620	716
	Chicago IL Midway Airport Revenue	5.000%	1/1/26	240	240
	Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24	200	200
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	1,010	1,053
	Chicago IL O'Hare International Airport Revenue	5.500%	1/1/26	1,000	1,007
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	3,330	3,457
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	1,140	1,208
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	1,000	1,059
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	1,060	1,100
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	500	503
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	1,000	1,034
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	2,430	2,684
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/35	3,000	3,017
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/35	2,000	2,011
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	1,855	1,935
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	2,835	3,101
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/36	1,000	1,104
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/38	1,000	974
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/38	1,080	1,141
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/39	1,000	1,050
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/43	1,000	945
[6]	Chicago IL Park District GO	5.000%	1/1/29	1,000	1,088
[6]	Chicago IL Park District GO	5.000%	1/1/32	1,225	1,281
[6]	Chicago IL Park District GO	5.000%	1/1/33	1,000	1,075
	Chicago IL Transit Authority Revenue (Sales Tax Receipts)	5.250%	12/1/49	1,500	1,515

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,000	1,044
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/29	1,580	1,597
[12]	Chicago IL Wastewater Transmission Revenue	5.500%	1/1/30	1,220	1,317
	Chicago IL Water Revenue	5.000%	11/1/39	1,000	1,009
	Chicago IL Waterworks Revenue	5.000%	11/1/30	1,000	1,023
	Chicago Park District GO	5.000%	1/1/31	460	467
	Chicago Park District GO Prere.	5.000%	1/1/24	540	550
	Cook County IL Community College District GO	5.250%	12/1/32	1,000	1,003
[4]	Cook County IL GO	5.000%	11/15/26	1,545	1,663
	Cook County IL Sales Tax Revenue	5.000%	11/15/38	1,665	1,786
[4]	Cook County IL School District No. 87 Berkeley GO	3.000%	12/1/37	500	419
	Cook Kane Lake & McHenry Counties IL Community College District No. 512 (William Rainey Harper College) GO	3.000%	12/15/35	2,500	2,324
	Illinois Finance Authority Revenue	5.000%	10/1/35	1,060	1,110
	Illinois Finance Authority Revenue (Advocate Health Care Network) Prere.	5.000%	8/1/24	1,550	1,598
	Illinois Finance Authority Revenue (Advocate Health Care Network) Prere.	5.000%	8/1/24	2,550	2,629
	Illinois Finance Authority Revenue (Advocate Health Care Network) Prere.	5.000%	8/1/24	2,000	2,062
	Illinois Finance Authority Revenue (Benedictine University)	4.000%	10/1/33	500	465
	Illinois Finance Authority Revenue (Centegra Health System) Prere.	5.000%	9/1/24	1,300	1,346
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	1/1/26	1,580	1,687
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	1/1/31	1,000	1,056
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/31	1,000	1,081
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/33	1,000	1,052
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/34	1,000	1,049
	Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group) Prere.	5.000%	1/1/27	1,000	1,079
	Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.000%	5/15/37	1,000	956
	Illinois Finance Authority Revenue (Lake Zurick Community Unit School District No. 95 Project)	4.000%	1/15/27	1,745	1,822
	Illinois Finance Authority Revenue (Lake Forest College)	5.000%	10/1/35	500	492
	Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/28	1,000	1,019
	Illinois Finance Authority Revenue (Northshore-Edward-Elmhurst Health Credit Group)	5.000%	8/15/41	4,000	4,293
[3]	Illinois Finance Authority Revenue (Northshore-Edward-Elmhurst Health Credit Group) VRDO	3.650%	1/3/23	7,900	7,900
	Illinois Finance Authority Revenue (Northwest Community Hospital) Prere.	5.000%	7/1/26	1,000	1,078
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	3.000%	7/15/40	1,000	831
	Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	11/15/33	1,000	1,005
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Revenue (Presence Health Network)	5.000%	2/15/41	3,370	3,464
	Illinois Finance Authority Revenue (Rehabilitation Institute of Chicago)	5.500%	7/1/28	2,000	2,006
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/33	1,050	1,079
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/33	1,500	1,752
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/35	1,000	1,030
	Illinois GO	5.000%	2/1/23	540	541
	Illinois GO	5.000%	3/1/23	750	752
	Illinois GO	5.000%	11/1/23	1,000	1,010
	Illinois GO	4.000%	3/1/24	750	752
	Illinois GO	5.500%	7/1/24	1,100	1,109
	Illinois GO	5.000%	10/1/24	1,470	1,497
	Illinois GO	5.000%	11/1/24	1,785	1,819
	Illinois GO	5.000%	2/1/28	1,690	1,737
	Illinois GO	5.000%	10/1/28	2,000	2,067
	Illinois GO	5.000%	11/1/28	1,000	1,028
	Illinois GO	5.000%	11/1/29	1,000	1,024
	Illinois GO	5.250%	2/1/30	1,900	1,915
	Illinois GO	5.250%	7/1/31	1,000	1,003
	Illinois GO	4.000%	11/1/34	1,000	927
	Illinois GO	4.125%	10/1/36	500	461
	Illinois GO	4.000%	10/1/40	700	604
	Illinois Housing Development Authority Revenue	3.000%	10/1/50	4,315	4,194
	Illinois Housing Development Authority Revenue	4.500%	10/1/52	1,995	2,038
	Illinois Housing Development Authority Revenue	5.250%	10/1/52	1,080	1,139
[4,14]	Illinois Regional Transportation Authority Revenue	6.250%	7/1/23	500	508
[6]	Illinois Sales Tax Revenue	5.000%	6/15/28	1,000	1,048
	Illinois Sales Tax Revenue	5.000%	6/15/36	1,000	1,020
	Illinois Sales Tax Revenue	5.000%	6/15/37	1,000	1,018
	Illinois Sports Facilities Authority Revenue (State Tax Supported)	5.000%	6/15/29	1,075	1,092
	Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,000	1,002
	Illinois Toll Highway Authority Revenue	5.000%	1/1/31	1,600	1,778
	Illinois Toll Highway Authority Revenue	5.000%	1/1/32	500	501
	Illinois Toll Highway Authority Revenue	5.000%	1/1/34	1,200	1,262
	Illinois Toll Highway Authority Revenue	5.000%	1/1/37	1,200	1,266
	Illinois Toll Highway Authority Revenue	5.000%	1/1/38	3,715	3,795
	Illinois Toll Highway Authority Revenue	5.000%	1/1/41	3,365	3,553
	Illinois Toll Highway Authority Revenue	5.000%	1/1/41	3,095	3,288
	Illinois Toll Highway Authority Revenue	4.000%	1/1/42	2,705	2,590
[6]	Joliet IL GO	5.250%	12/15/39	1,500	1,675
[6]	Joliet IL GO	5.500%	12/15/42	1,000	1,132
[4]	Kane County IL School District No. 131 (Aurora East Side) GO	4.000%	12/1/33	250	262
[4]	Kendall Kane & Will Counties IL Community Unit School District No. 308 GO	0.000%	2/1/28	5,090	4,274
	Lake County IL GO	4.000%	11/30/27	2,620	2,740
[4]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26	910	804

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27	1,195	1,014
[12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.500%	6/15/29	2,505	2,687
[12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29	2,205	1,673
[12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/38	2,075	975
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/27	710	734
[4,8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.500%	6/15/29	400	431
[12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/31	1,540	1,088
[12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/31	360	249
[12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/32	1,215	815
[12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/33	1,130	719
[12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/33	6,790	4,217
[12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/35	3,500	1,971
[12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/37	830	405
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/37	1,000	481
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/38	1,000	466
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	4.000%	12/15/42	2,500	2,175
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/26	1,070	1,153
[6]	Northern Illinois University Auxiliary Facilities System Revenue	4.000%	10/1/34	500	498
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/26	1,570	1,670
	Regional Transportation Authority Illinois GO	5.000%	6/1/31	1,785	1,907
	Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/28	1,000	1,002
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/29	1,500	1,624
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/33	3,000	3,319
[6]	Sangamon County Springfield School District No. 186 GO ETM	5.000%	2/1/23	445	446
[6]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/29	360	389
[6]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/30	425	462
[6]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/31	625	684
[6]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/32	550	601
	Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services Inc.)	5.000%	2/15/28	1,000	1,075
	Southwestern Illinois Development Authority Revenue	5.000%	4/15/30	1,275	1,445
[4]	Springfield IL Electric Revenue	4.000%	3/1/40	2,000	1,936
	University of Illinois Auxiliary Facilities System Revenue	4.000%	4/1/31	120	121
	University of Illinois Auxiliary Facilities System Revenue	4.000%	4/1/33	10	10
[6]	University of Illinois Auxiliary Facilities System Revenue	3.000%	4/1/39	3,935	3,147
[6]	Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/29	1,000	807
	Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/30	1,200	1,200
[6]	Winnebago & Boone Counties IL School District No. 205 GO	5.000%	2/1/31	1,305	1,460
					223,857
Indiana (0.6%)
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/32	425	460
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/34	1,110	1,198
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/35	1,450	1,558
	Carmel IN Local Public Improvement Bond Bank Revenue (Special Program Bonds)	4.000%	1/15/35	1,000	1,020
	Duneland IN School Building Corp. Ad Valorem Property Tax First Mortgage Bonds Revenue	5.000%	1/15/24	495	505
	Duneland IN School Building Corp. Ad Valorem Property Tax First Mortgage Bonds Revenue	5.000%	7/15/24	850	878
	Duneland IN School Building Corp. Ad Valorem Property Tax First Mortgage Bonds Revenue	5.000%	1/15/25	485	506
[6]	Evansville IN Waterworks District Revenue	5.000%	7/1/39	1,000	1,104
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/29	790	867
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/33	1,390	1,449
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/27	700	759
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/30	450	511

Tax-Managed Balanced Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Indiana Finance Authority Midwestern Disaster Relief Revenue (Ohio Valley Electric Corp.)	4.250%	11/1/30	500	483
Indiana Finance Authority Revenue (Butler University Project)	5.000%	2/1/29	1,020	1,113
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/29	1,175	1,285
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/30	1,520	1,662
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/31	1,130	1,226
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/35	1,685	1,696
Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/24	1,645	1,660
Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/25	650	659
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/30	1,075	1,132
Indiana Finance Authority Revenue (Stadium Project)	4.000%	2/1/34	1,000	1,053
Indiana Finance Authority Revenue (State Revolving Fund) Prere.	5.000%	2/1/23	500	501
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	3.000%	10/1/41	1,000	816
Indiana Municipal Power Agency Revenue	5.000%	1/1/34	1,415	1,497
Indiana Municipal Power Agency Revenue	5.000%	1/1/36	1,000	1,084
Indiana Municipal Power Agency Revenue	5.000%	1/1/39	4,575	4,800
Indianapolis Department of Public Utilities Water System Revenue	5.000%	10/1/35	1,460	1,574
Indianapolis Local Public Improvement Bond Bank Revenue (Cityway 1 Project)	5.000%	2/1/32	1,345	1,366
Indianapolis Local Public Improvement Bond Revenue	5.000%	6/1/31	2,500	2,814
Indianapolis Public School GO	5.000%	1/15/27	500	541
IPS Multi-School Building Corp. IN Revenue	5.000%	7/15/28	1,390	1,445
Ivy IN Tech Community College Revenue	5.000%	7/1/32	870	948
Ivy IN Tech Community College Revenue	5.000%	7/1/33	880	957
Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/24	720	732
Seymour IN Elementary School Building Corp. Ad Valorem Property Tax First Mortgage Bonds Revenue	5.000%	7/15/35	750	858
Silver Creek IN School Building Corp. Revenue (Valorem Property)	3.000%	1/15/35	1,200	1,120
Tippecanoe County IN School Building Corp. Revenue	4.000%	7/15/32	1,070	1,123
				44,960
Iowa (0.2%)
Iowa Board of Regents Hospital Revenue (University of Iowa Hospitals and Clinics)	3.000%	9/1/39	2,000	1,695
Iowa City IA Community School District GO	3.000%	6/1/30	3,725	3,600
Iowa Finance Authority Health Facilities Revenue (Mercy Medical Center Project)	5.000%	8/15/27	1,435	1,436
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project) PUT	4.000%	12/1/32	1,000	957
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project) PUT	5.000%	12/1/42	2,500	2,405
	Iowa Higher Education Loan Authority Revenue (Des Moines University Projects)	5.000%	10/1/35	1,250	1,290
	Iowa Tobacco Settlement Authority Revenue	4.000%	6/1/36	1,000	948
	Iowa Tobacco Settlement Authority Revenue	4.000%	6/1/49	2,600	2,557
	Xenia IA Rural Water District Revenue	5.000%	12/1/28	1,000	1,063
					15,951
Kansas (0.2%)
[4]	Ellis County KS Unified School District No. 489 Hays GO	5.000%	9/1/37	525	586
	Johnson County KS Public Building Commission (Courthouse & Medical Examiners Facilities) Revenue	4.000%	9/1/27	1,000	1,039
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/26	700	726
	Kansas Development Finance Authority Hospital Revenue (Adventhealth Obligated Group) Prere.	5.000%	11/15/28	70	78
	Kansas Development Finance Authority Hospital Revenue (Adventhealth Obligated Group) PUT	5.000%	11/15/28	505	547
	Kansas Development Finance Authority Hospital Revenue (Adventhealth Obligated Group) PUT	5.000%	11/15/31	1,000	1,108
	Kansas Development Finance Authority Revenue Prere.	5.000%	4/1/23	1,325	1,331
	Kansas Development Finance Authority Revenue Prere.	5.000%	5/1/23	1,585	1,595
	Kansas Development Finance Authority Revenue Prere.	5.000%	5/1/23	1,345	1,354
	Lyon County KS Unified School District No 253. GO	4.000%	9/1/32	350	363
	Sedgwick County KS Unified School District No. 266 (Maize) GO	5.000%	9/1/23	1,565	1,586
	Sedgwick County KS Unified School District No. 266 (Maize) GO	3.000%	9/1/33	2,090	1,964
	Shawnee County KS Unified School District No. 437 (Auburn - Washburn) GO	5.000%	9/1/39	1,500	1,685
	University of Kansas Hospital Authority Health Facilities Refunding & Improvement Bonds Revenue	4.000%	9/1/40	475	468
	Wyandotte County KS Unified School District No. 500 GO Prere.	4.000%	9/1/26	4,000	4,195
					18,625
Kentucky (0.6%)
	Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	1,000	910
[3,5]	Eclipse Funding Trust Revenue VRDO	3.300%	1/3/23	7,540	7,540
	Kentucky Bond Development Corp. Educational Facilities Revenue (Centre College)	4.000%	6/1/34	225	226
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corp. Project)	5.000%	9/1/29	1,980	2,194

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[12]	Kentucky Economic Development Finance Authority Health System Revenue (Norton Healthcare Inc. & Affiliates)	0.000%	10/1/25	1,220	1,106
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/31	1,575	1,671
[12]	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/29	1,000	1,050
[6]	Kentucky Property & Building Commission Revenue	5.000%	5/1/34	1,000	1,086
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	4/1/24	9,220	9,204
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	1/1/25	6,655	6,606
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25	775	768
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25	3,095	3,066
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/26	1,895	1,876
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	2/1/28	2,275	2,230
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	8/1/30	1,380	1,337
[2]	Kentucky Public Energy Authority Gas Supply Revenue PUT, SOFR + 1.200%	4.081%	8/1/30	2,000	1,885
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project) Prere.	5.000%	7/1/23	1,000	1,010
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Projects)	5.000%	7/1/31	250	290
	Louisville & Jefferson County KY Metropolitan Government Revenue (Gas & Electric Co. Project)	2.000%	10/1/33	1,500	1,160
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29	500	455
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29	1,000	909
	University of Kentucky Revenue	3.500%	4/1/30	1,380	1,419
	Warren County KY Hospital Revenue (Bowling Green-Warren County Community Hospital Corp. Project) Prere.	5.000%	4/1/23	1,050	1,055
					49,053
Louisiana (0.4%)
	Bossier City LA Utilities Revenue	5.000%	10/1/23	595	603
	East Baton Rouge LA Sewerage Commission Revenue PUT	1.300%	2/1/28	1,000	859
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	1,065	1,140
	Louisiana Gasoline & Fuel Tax Revenue	3.000%	5/1/41	500	409
	Louisiana Gasoline & Fuel Tax Revenue PUT	0.600%	5/1/23	1,000	988
[2]	Louisiana Gasoline & Fuel Tax Revenue PUT, SOFR + 0.500%	3.510%	5/1/26	495	483
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/32	2,315	2,473
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/34	1,885	1,990
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/36	3,930	4,107
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/37	3,970	4,134
[6]	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/29	1,315	1,458
	Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children's Medical Center)	5.000%	6/1/36	1,250	1,306
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	4/1/37	1,270	1,348
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Projects) PUT	5.000%	5/15/25	460	476
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/24	1,000	1,009
	Louisiana State University Revenue	5.000%	7/1/23	455	459
[4]	New Orleans LA Aviation Board Revenue	5.000%	10/1/27	875	957
	St. John the Baptish Parish LA Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	715	693
	St. John the Baptish Parish LA Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	725	670
	Tangipahoa Parish LA Hospital Service District No. 1 Revenue (North Oaks Health System Project)	4.000%	2/1/36	2,000	1,903
					27,465
Maine (0.1%)
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/29	445	481
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/30	600	644
[4]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	4.000%	7/1/36	150	152
[4]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.500%	7/1/38	500	560
[4]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.500%	7/1/42	750	826
	Maine Municipal Bond Bank Revenue	4.000%	11/1/38	800	791
	Maine Turnpike Authority Revenue	4.000%	7/1/38	1,145	1,124
	Portland ME General Airport Revenue	4.000%	1/1/39	820	772
	Portland ME General Airport Revenue	4.000%	1/1/40	1,155	1,078
					6,428
Maryland (1.0%)
	Anne Arundel County MD GO	5.000%	4/1/23	1,190	1,196
	Anne Arundel County MD GO	5.000%	4/1/25	3,145	3,308

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Anne Arundel County MD GO	5.000%	10/1/27	1,455	1,548
	Anne Arundel County MD GO	5.000%	4/1/33	1,000	1,050
	Baltimore County MD GO	4.000%	3/1/30	1,200	1,265
	Baltimore County MD GO	5.000%	3/1/33	3,035	3,435
	Baltimore MD Project Revenue	5.000%	7/1/24	2,095	2,162
	Harford County MD GO	5.000%	10/1/25	2,000	2,128
	Harford County MD GO	5.000%	10/1/26	1,250	1,358
	Howard County MD Housing Commission General Revenue (Columbia Landing Apartments)	1.600%	6/1/29	1,000	902
	Maryland Community Development Administration Department of Housing & Community Development Residential Revenue	2.100%	9/1/41	1,350	919
	Maryland Department of Transportation Revenue	5.000%	12/1/24	80	84
	Maryland Department of Transportation Revenue	5.000%	12/1/25	60	64
	Maryland Department of Transportation Revenue	5.000%	12/1/26	65	71
	Maryland Department of Transportation Revenue	5.000%	12/1/27	65	72
	Maryland Department of Transportation Revenue	5.000%	12/1/28	65	73
	Maryland Department of Transportation Revenue	5.000%	12/1/29	65	75
	Maryland Department of Transportation Revenue	4.000%	12/15/29	1,365	1,381
	Maryland Department of Transportation Revenue	3.000%	10/1/30	2,620	2,590
	Maryland Economic Development Corp. Student Housing Revenue	5.375%	7/1/38	1,250	1,330
	Maryland GO	5.000%	3/15/23	1,145	1,150
	Maryland GO	5.000%	8/1/23	1,920	1,943
	Maryland GO	5.000%	8/1/23	1,670	1,690
	Maryland GO	5.000%	8/1/25	9,380	9,942
	Maryland GO	5.000%	3/15/26	1,235	1,327
	Maryland GO	4.000%	8/1/26	1,970	1,986
	Maryland GO	5.000%	3/15/28	4,280	4,692
	Maryland GO	3.250%	8/1/30	1,000	1,000
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.500%	1/1/31	1,950	2,080
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare)	5.000%	1/1/28	165	173
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/31	750	792
[2,5]	Maryland Health & Higher Educational Facilities Authority Revenue (Maryland Medical System) PUT, SIFMA Municipal Swap Index Yield + 0.540%	4.200%	12/8/27	3,505	3,505
	Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center Inc.)	5.000%	7/1/33	1,215	1,243
	Maryland Health & Higher Educational Facilities Authority Revenue (Stevenson University)	5.000%	6/1/29	270	288
	Maryland Health & Higher Educational Facilities Authority Revenue (University of Pittsburgh Medical Center)	4.000%	4/15/38	1,000	966
	Maryland State Stadium Authority Built Learn Revenue	5.000%	6/1/32	1,000	1,160
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland State Stadium Authority Built Learn Revenue	4.000%	6/1/36	1,000	1,006
	Maryland State Stadium Authority Built Learn Revenue	4.000%	6/1/40	1,200	1,163
	Maryland State Stadium Authority Hagerstown Multi-Use Sports & Events Facility Lease Revenue	5.000%	6/1/39	1,885	2,111
	Maryland State Stadium Authority Revenue Prere.	5.000%	5/1/26	3,390	3,648
	Maryland Transportation Authority Facilities Projects Revenue	2.000%	7/1/35	1,500	1,160
	Montgomery County MD GO	4.000%	11/1/28	2,390	2,540
	Montgomery County MD GO Prere.	4.000%	11/1/24	1,000	1,023
	Montgomery County MD GO Prere.	5.000%	11/1/24	1,000	1,041
	Prince Georges County MD Public Improvement Bonds GO	5.000%	7/1/23	3,375	3,410
	Washington MD Suburban Sanitary Commission GO	4.000%	6/15/33	1,000	1,044
					77,094
Massachusetts (1.1%)
	Massachusetts Bay Transportation Authority Revenue	5.000%	7/1/27	2,635	2,844
	Massachusetts Bay Transportation Authority Revenue Prere.	5.000%	7/1/26	245	265
[12]	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/25	2,530	2,706
[12]	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/26	410	450
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	955	1,121
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/34	1,285	1,576
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/37	1,000	1,009
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	3,290	3,552
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	1,915	1,869
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	1,125	1,207
	Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/39	1,110	1,110
	Massachusetts Development Finance Agency Revenue (Beth Isreal Lahey Health Inc.)	5.000%	7/1/31	1,500	1,632
	Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/37	1,750	1,864
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/29	1,225	1,328
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/38	1,085	1,140
[2,5]	Massachusetts Development Finance Agency Revenue (General Brigham Inc.) PUT, SIFMA Municipal Swap Index Yield + 0.600%	4.260%	1/29/26	1,000	986
	Massachusetts Development Finance Agency Revenue (Green Bonds)	5.000%	11/15/32	1,625	1,954
	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	10/15/29	5,000	5,751
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/34	500	539

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/37	800	817
	Massachusetts Development Finance Agency Revenue (Southcoast Health System)	5.000%	7/1/28	200	216
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/25	1,275	1,320
	Massachusetts Development Finance Agency Revenue (UMass Student Housing Project)	5.000%	10/1/32	525	515
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/32	1,105	1,146
	Massachusetts GO	5.250%	8/1/23	525	532
	Massachusetts GO	5.000%	12/1/23	1,520	1,550
	Massachusetts GO	5.000%	9/1/25	3,850	4,088
	Massachusetts GO	5.000%	9/1/28	5,530	6,219
	Massachusetts GO	5.000%	10/1/30	6,000	6,991
	Massachusetts GO	5.000%	5/1/31	1,675	1,687
	Massachusetts GO	5.000%	10/1/31	1,000	1,182
	Massachusetts GO	5.250%	1/1/34	2,665	3,021
	Massachusetts GO	5.000%	7/1/35	1,000	1,046
	Massachusetts GO	3.500%	5/1/37	2,000	1,930
	Massachusetts GO	5.000%	5/1/40	2,275	2,453
	Massachusetts GO	2.000%	3/1/41	1,000	670
	Massachusetts GO	5.000%	11/1/43	2,500	2,757
	Massachusetts Port Authority Revenue	5.000%	7/1/35	2,400	2,669
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/31	610	645
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.750%	8/15/32	1,335	1,395
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/37	1,860	1,933
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	2/15/24	1,500	1,534
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	1,010	1,070
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	355	375
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	890	943
[12]	Massachusetts SO Dedicated Tax Revenue	5.500%	1/1/26	510	548
	Massachusetts Transportation Fund Revenue	4.000%	6/1/35	1,040	1,067
[12]	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/29	890	720
	Massachusetts Water Resources Authority Revenue Prere.	4.000%	8/1/24	1,000	1,019
	Massachusetts Water Resources Authority Revenue Prere.	5.000%	8/1/26	3,000	3,245
					88,206
Michigan (1.3%)
[15]	Battle Creek MI School District GO	5.000%	5/1/25	535	563
[15]	Chippewa Valley MI Schools GO	5.000%	5/1/33	1,000	1,046
[15]	Dearborn MI School District GO Prere.	5.000%	11/1/23	1,200	1,220
[4,15]	Detroit MI City School District GO	5.250%	5/1/28	615	688
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/35	1,120	1,140
[4]	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/34	1,050	1,138
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/27	1,840	2,005
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/28	1,205	1,330
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/29	1,200	1,326
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/31	1,645	1,756
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/37	1,000	1,065
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.250%	7/1/41	2,400	2,639
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/28	1,030	1,097
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/29	1,420	1,578
[4]	Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/33	1,000	1,028
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/33	1,310	1,457
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/36	1,000	1,046
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/37	1,000	1,101
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/38	1,250	1,370
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/40	500	538
[15]	Hudsonville MI Public Schools GO	5.000%	5/1/31	420	459
	Ingham County MI Building Authority Revenue	3.000%	5/1/34	3,900	3,654
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/29	970	1,047
[15]	Lake Orion MI Community School District GO	5.000%	5/1/38	4,070	4,494
[4,15]	Lincoln MI Consolidated School District GO	5.000%	5/1/24	1,000	1,028
[15]	Marysville MI Public Schools District GO	5.000%	5/1/28	1,630	1,746
	Michigan Building Authority Revenue	5.000%	4/15/33	1,000	1,048
	Michigan Building Authority Revenue	5.000%	4/15/36	1,235	1,304
	Michigan Environmental Program GO	4.000%	5/1/28	1,000	1,036
	Michigan Finance Authority Hospital Revenue Bonds (Beaumontt Health Credit Group) Prere.	5.000%	8/1/24	1,500	1,549
	Michigan Finance Authority Hospital Revenue Bonds (Beaumontt-Spectrum Consolidation)	5.000%	4/15/29	1,000	1,120
	Michigan Finance Authority Hospital Revenue Bonds (Beaumontt-Spectrum Consolidation)	5.000%	4/15/31	2,000	2,297
	Michigan Finance Authority Hospital Revenue Bonds (Beaumontt-Spectrum Consolidation)	5.000%	4/15/36	1,000	1,125
	Michigan Finance Authority Hospital Revenue Bonds (Beaumontt-Spectrum Consolidation)	5.000%	4/15/37	1,000	1,115

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group)	5.000%	12/1/31	1,000	1,086
	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group)	5.000%	12/1/35	2,250	2,478
[2]	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group) PUT, SIFMA Municipal Swap Index Yield + 0.850%	4.510%	12/1/24	1,500	1,503
[2]	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group) PUT, SIFMA Municipal Swap Index Yield + 0.900%	4.560%	12/1/25	500	498
	Michigan Finance Authority Revenue	5.000%	11/1/28	1,055	1,177
	Michigan Finance Authority Revenue	4.000%	11/1/32	1,740	1,845
	Michigan Finance Authority Revenue	5.000%	10/1/34	2,565	2,844
	Michigan Finance Authority Revenue (Calvin University)	5.000%	9/1/35	605	659
[4]	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/23	1,000	1,009
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28	750	778
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29	1,500	1,537
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33	1,000	1,023
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/26	1,210	1,292
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/26	850	904
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/27	965	1,039
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/34	1,700	1,844
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/36	2,000	2,197
	Michigan Finance Authority Revenue (Tobacco Settlement Asset-Backed)	5.000%	6/1/33	1,000	1,044
	Michigan Finance Authority Revenue (Tobacco Settlement Asset-Backed)	4.000%	6/1/37	1,000	924
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	3.500%	12/1/50	5,120	5,058
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	5.000%	6/1/53	980	1,021
	Michigan State Trunk Line Fund Revenue (Rebuilding Michigan Program)	4.000%	11/15/39	2,995	2,929
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	4.000%	11/15/40	2,005	1,958
	Oakland University MI Revenue	5.000%	3/1/30	1,250	1,317
	Oakland University MI Revenue	5.000%	3/1/31	1,000	1,137
	Oakland University MI Revenue	5.000%	3/1/35	1,475	1,637
	Portage MI Public Schools GO	5.000%	11/1/34	1,250	1,317
[15]	Roseville MI School District GO Prere.	5.000%	5/1/25	1,665	1,753
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital) Prere.	5.000%	3/1/24	1,450	1,485
[15]	Saginaw City School District GO	4.000%	5/1/34	1,030	1,062
[15]	Saline MI Area Schools GO	5.000%	5/1/23	1,100	1,107
	University of Michigan Revenue	5.000%	4/1/25	35	37
	University of Michigan Revenue	5.000%	4/1/29	20	21
	University of Michigan Revenue	5.000%	4/1/29	20	22
	University of Michigan Revenue	5.000%	4/1/30	25	27
	University of Michigan Revenue	5.000%	4/1/31	30	33
	University of Michigan Revenue	5.000%	4/1/32	2,050	2,242
[4]	University of Michigan Revenue	5.000%	11/15/32	590	667
[4]	University of Michigan Revenue	5.000%	11/15/33	200	226
	University of Michigan Revenue Prere.	5.000%	4/1/26	25	27
	University of Michigan Revenue Prere.	5.000%	4/1/26	40	43
	University of Michigan Revenue Prere.	5.000%	4/1/26	30	32
	Wayne County MI Airport Authority Revenue	5.000%	12/1/25	870	918
	Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,300	1,375
					101,285
Minnesota (0.7%)
	Duluth MN Economic Development Authority Revenue (Benedictine Health System)	4.000%	7/1/31	1,625	1,496
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/27	365	392
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/28	350	381
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/26	450	480
	Minneapolis MN GO	5.000%	12/1/33	2,000	2,289
	Minneapolis MN Special School District No. 1 COP	5.000%	2/1/26	1,855	1,858
	Minnesota GO	5.000%	4/1/23	1,115	1,120
	Minnesota GO	5.000%	8/1/24	1,615	1,672
	Minnesota GO	5.000%	8/1/25	1,500	1,591
	Minnesota GO	5.000%	8/1/25	2,170	2,302
	Minnesota GO	5.000%	8/1/27	1,005	1,064
	Minnesota GO	5.000%	9/1/30	5,000	5,837
	Minnesota GO	5.000%	8/1/36	1,365	1,582
	Minnesota GO	5.000%	4/1/38	2,000	2,196
	Minnesota GO	5.000%	8/1/40	1,000	1,130
	Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/35	595	606
	Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	10/1/40	1,000	965
	Minnesota Housing Finance Agency Residential Housing Revenue	2.800%	12/1/47	682	646
	Minnesota Housing Finance Agency Revenue (Housing Infrastructure)	4.000%	8/1/36	1,500	1,527
[3]	Minnesota Municipal Gas Agency Commodity Supply Revenue PUT	4.000%	12/1/27	2,255	2,261
[2,3]	Minnesota Municipal Gas Agency Commodity Supply Revenue PUT, SOFR + 1.000%	3.881%	12/1/27	1,000	965
	Minnesota Public Facilities Authority Revolving Fund Revenue	5.000%	3/1/25	2,480	2,602
	Minnesota Public Facilities Authority Revolving Fund Revenue	5.000%	3/1/31	8,000	8,565

Tax-Managed Balanced Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Osseo MN Independent School District No. 279 GO	5.000%	2/1/28	1,000	1,090
Owatonna MN Independent School District No. 761 GO	3.000%	2/1/32	1,190	1,167
St. Francis MN Independent School District No. 15 GO	5.000%	2/1/26	385	386
St. Francis MN Independent School District No. 15 GO	5.000%	2/1/27	485	486
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/29	515	515
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/30	550	550
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/32	775	775
West St. Paul MN Independent School District No. 197 Revenue (Mendota Heights-Eagan)	4.000%	2/1/28	1,000	1,052
White Bear Lake MN Independent School District No. 624 GO	3.000%	2/1/30	1,150	1,142
				50,690
Mississippi (0.2%)
Lowndes County MS Solid Waste Disposal & Pollution Control Revenue PUT	2.650%	4/1/27	1,000	934
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron USA Inc. Project) VRDO	3.550%	1/3/23	100	100
Mississippi Development Bank SO Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/26	1,335	1,417
Mississippi Development Bank SO Revenue (Rankin County School District)	5.000%	6/1/27	500	542
Mississippi Development Bank SO Revenue (Rankin County School District)	5.000%	6/1/30	1,765	1,904
Mississippi Gaming Tax Revenue	5.000%	10/15/29	1,000	1,098
Mississippi Gaming Tax Revenue	5.000%	10/15/36	1,500	1,607
Mississippi GO Prere.	5.000%	11/1/25	1,000	1,065
Mississippi GO Prere.	5.000%	11/1/26	115	125
Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/29	830	895
Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/30	625	676
Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/30	260	281
Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/27	1,000	1,073
Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/34	1,000	1,015
Mississippi State Gaming Tax Revenue	5.000%	10/15/32	2,000	2,185
Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/30	575	626
Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/31	515	559
Mississippi State University Educational Building Corp. Revenue Prere.	5.000%	8/1/23	1,000	1,012
				17,114
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Missouri (0.6%)
Bi-State Development Agency MO Illinois Metropolitan District Sales Tax Appropriation Revenue	4.000%	10/1/35	1,790	1,835
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue (St. Francis Healthcare System)	4.000%	6/1/37	1,680	1,654
Jackson County MO School District No. 4 GO (Blue Springs)	6.000%	3/1/38	1,000	1,174
Jackson County MO SO Revenue (Truman Sports Complex Project)	5.000%	12/1/26	1,215	1,258
Jackson County MO SO Revenue (Truman Sports Complex Project)	5.000%	12/1/31	1,500	1,548
Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/32	1,020	1,127
Kansas City MO SO Bonds Revenue (Missouri Projects)	5.000%	4/1/34	1,000	1,125
Kansas City MO SO Bonds Revenue (Missouri Projects)	5.000%	9/1/35	3,215	3,568
Little Blue Valley MO Sewer District Revenue	3.000%	9/1/33	1,505	1,415
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/34	525	571
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	4.000%	5/1/41	4,145	4,193
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/30	1,000	1,016
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/34	880	894
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System) Prere.	5.000%	6/1/24	1,480	1,517
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	12/1/31	1,050	1,131
Missouri Health & Educational Facilities Authority Revenue	4.000%	7/1/37	1,000	976
Missouri Health & Educational Facilities Authority Revenue PUT	4.000%	5/1/26	1,500	1,546
Missouri Health & Educational Facilities Authority Revenue PUT	5.000%	5/1/28	1,425	1,557
Missouri Health & Educational Facilities Authority Revenue (BJC Health System)	4.500%	1/1/39	2,865	2,870
Missouri Health & Educational Facilities Authority Revenue (Children's Mercy Hospital)	5.000%	5/15/36	1,100	1,133
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/34	1,500	1,538
Missouri Highways & Transportation Commission Road Revenue	5.000%	2/1/23	1,000	1,002
Missouri Housing Development Commission Revenue	5.000%	5/1/53	1,000	1,044
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	12/1/34	1,425	1,470
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/34	1,010	1,054
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/40	1,655	1,706

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	St Louis County MO Industrial Development Authority Senior Living Facilities Revenue	5.000%	9/1/38	1,225	1,104
[5,9]	St Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/26	1,260	1,108
[5,9]	St Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/26	1,455	1,280
[4]	St. Louis MO Parking Revenue	5.000%	12/15/23	715	728
	St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	1,000	1,041
					45,183
Montana (0.0%)
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/32	825	861
Multiple States (0.1%)
[3,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	9/15/30	1,515	1,312
[5,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.600%	9/15/33	1,925	1,591
[3,5,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.625%	6/15/35	1,895	1,557
[5,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/35	1,355	1,116
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.400%	1/25/36	471	429
[3,5,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/36	1,270	1,026
					7,031
Nebraska (0.3%)
	Central Plains Energy Project Nebraska Gas Project Revenue PUT	5.000%	1/1/24	280	282
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/27	1,000	1,046
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/42	1,000	1,003
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 5) PUT	5.000%	10/1/29	340	349
[3]	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	4.000%	8/1/25	8,015	7,994
	Nebraska Public Power District Revenue	5.000%	1/1/23	1,500	1,500
	Nebraska Public Power District Revenue	5.000%	1/1/38	2,595	2,859
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/29	1,420	1,517
	Omaha NE Sewer Revenue	5.000%	11/15/29	2,500	2,596
	Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/35	1,000	1,050
	Sarpy County NE Schools District GO	5.000%	12/15/27	1,000	1,062
	Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/24	1,785	1,806
	University of Nebraska Facilities Corp. Revenue	5.000%	7/15/27	1,100	1,214
					24,278
Nevada (0.6%)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/26	560	588
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/28	1,220	1,290
	Clark County NV Airport Improvement Revenue	5.000%	7/1/30	2,095	2,366
	Clark County NV GO	4.000%	6/1/32	1,505	1,564
	Clark County NV GO	4.000%	7/1/32	2,190	2,278
	Clark County NV GO	4.000%	6/1/33	1,000	1,057
	Clark County NV GO	5.000%	7/1/33	1,000	1,001
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/31	1,575	1,623
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/36	1,075	1,152
	Clark County NV Passenger Facility Charge Revenue	5.000%	7/1/32	1,000	1,118
	Clark County NV Pollution Control Refunding Revenue (Southern California Edison Co.)	2.100%	6/1/31	1,000	806
[4]	Clark County NV School District GO	5.000%	6/15/27	3,000	3,273
[4]	Clark County NV School District GO	4.000%	6/15/33	1,820	1,877
[6]	Clark County NV School District GO	3.000%	6/15/34	1,000	937
[6]	Clark County NV School District GO	3.000%	6/15/37	1,000	850
	Clark County NV School District GO	3.000%	6/15/38	1,000	819
	Clark County NV School District GO	3.000%	6/15/40	1,600	1,264
[4]	Clark County NV School District GO	4.000%	6/15/40	850	838
	Las Vegas Valley NV Water District GO	5.000%	6/1/26	1,000	1,077
	Las Vegas Valley NV Water District GO	4.000%	6/1/41	3,500	3,486
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	1,190	1,226
	Las Vegas Valley Water District Nevada GO	5.000%	12/1/27	1,990	2,097
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	1,870	1,981
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/38	1,000	1,093
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/41	3,045	3,176
	Nevada GO	5.000%	11/1/23	1,465	1,490
	Nevada GO	5.000%	11/1/25	1,015	1,067
	Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/32	1,660	1,731
[5]	North Las Vegas NV Local Improvement Special Bonds	5.500%	6/1/37	750	740
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/27	250	265
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/28	250	267
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/32	250	268
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/33	250	267
	Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/34	1,510	1,604
					46,536
New Hampshire (0.2%)
	National Finance Authority NH Revenue	5.000%	8/15/30	1,500	1,688
	National Finance Authority NH Revenue	4.125%	1/20/34	4,414	4,280
	National Finance Authority NH Revenue (Dickinson College Project)	5.000%	11/1/42	1,475	1,593
	National NH Finance Authority Municipal Certificates Revenue	4.375%	9/20/36	995	961

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	New Hampshire Health & Education Facilities Authority Revenue VRDO	3.650%	1/3/23	1,000	1,000
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)	4.000%	8/1/43	2,855	2,635
					12,157
New Jersey (1.9%)
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/27	1,400	1,412
	Cape May County NJ GO	2.000%	9/15/30	2,605	2,308
	Cherry Hill Township NJ School District Board of Education GO	3.000%	8/1/32	3,000	2,909
[4]	Clifton NJ Board of Education School Bonds Revenue	2.000%	8/15/34	1,500	1,225
	Hudson County NJ General Improvement Bonds GO	3.000%	11/15/31	2,615	2,563
	Hudson County NJ General Improvement Bonds GO	2.125%	11/15/36	1,000	768
	Hudson County NJ Improvement Authority Lease Revenue (Courthouse Projects)	4.000%	10/1/40	2,010	1,977
[6]	Lindenwold Boro NJ School District Bonds GO	3.125%	2/1/36	1,390	1,250
	New Jersey Covid 19 Emergency Bonds GO	5.000%	6/1/25	1,000	1,053
	New Jersey Covid 19 Emergency Bonds GO	4.000%	6/1/30	4,115	4,370
	New Jersey Covid 19 Emergency Bonds GO	4.000%	6/1/31	3,500	3,716
	New Jersey Covid 19 Emergency Bonds GO	3.000%	6/1/32	3,000	2,890
	New Jersey Economic Development Authority Revenue	5.000%	6/15/23	1,000	1,007
[5]	New Jersey Economic Development Authority Revenue	5.250%	9/1/23	2,000	2,025
	New Jersey Economic Development Authority Revenue	5.250%	6/15/27	560	585
	New Jersey Economic Development Authority Revenue	5.000%	6/15/33	1,100	1,198
	New Jersey Economic Development Authority Revenue	4.000%	6/15/35	500	494
	New Jersey Economic Development Authority Revenue	5.000%	6/15/35	2,000	2,093
	New Jersey Economic Development Authority Revenue Prere.	5.500%	12/15/26	2,000	2,224
[12]	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26	405	429
[12]	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge) ETM	5.250%	7/1/26	95	103
	New Jersey Economic Development Authority Revenue (Portal North Bridge Project)	5.250%	11/1/40	4,000	4,270
	New Jersey Economic Development Authority Revenue (Portal North Bridge Project)	5.250%	11/1/41	5,000	5,323
[12]	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27	1,000	1,102
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/35	700	744
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Revenue (School Facilities Construction) Prere.	5.000%	3/1/23	2,095	2,101
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	3/1/25	5,000	5,254
	New Jersey Educational Facilities Authority Revenue (Princeton University)	2.000%	3/1/37	1,000	741
[4]	New Jersey Educational Facilities Authority Revenue (Ramapo College)	5.000%	7/1/35	400	449
	New Jersey GO	2.000%	6/1/31	1,295	1,135
	New Jersey GO	2.000%	6/1/32	1,230	1,053
	New Jersey GO	2.000%	6/1/35	1,000	777
	New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/24	500	506
	New Jersey Health Care Facilities Financing Authority Revenue (Atlanticare Health System)	3.000%	7/1/40	145	118
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	4.000%	7/1/38	1,000	1,002
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph's Healthcare System)	5.000%	7/1/27	1,000	1,035
	New Jersey Health Care Facilities Financing Authority Revenue (Valley Health System)	5.000%	7/1/29	1,385	1,507
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/25	1,300	1,355
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	2,380	2,510
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	620	654
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29	1,400	1,476
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/31	1,000	1,107
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/33	1,000	1,104
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/34	600	656
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/35	1,000	1,085
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	4.000%	6/15/37	1,000	949
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	4.000%	6/15/37	1,000	949
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/40	1,000	1,043
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	4.000%	6/15/41	1,750	1,578
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/27	1,000	1,077
[4]	New Jersey Transportation Trust Fund Authority Revenue	0.000%	12/15/29	700	545

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/30	1,285	1,392
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/31	1,000	1,078
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33	1,115	1,191
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34	1,115	1,181
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/35	1,015	1,067
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	5.000%	6/15/30	2,000	2,204
[12]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/30	1,420	1,039
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	5.000%	6/15/31	1,000	1,107
[12,17]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/31	265	192
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	5.000%	6/15/32	1,000	1,102
[4]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/32	1,000	679
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	5.000%	12/15/32	1,000	1,074
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/34	1,000	589
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/34	1,310	772
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	4.000%	6/15/35	500	494
[9]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/35	1,490	833
[9]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/36	500	263
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/33	1,500	1,554
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/36	2,125	2,133
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/23	605	617
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/24	1,000	1,035
[9]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26	2,000	1,740
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/27	5,260	5,664
[12]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31	2,000	1,393
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32	700	717
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/39	2,175	938
	New Jersey Turnpike Authority Revenue	5.000%	1/1/28	500	537
	New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,100
	New Jersey Turnpike Authority Revenue	4.000%	1/1/33	1,070	1,106
	New Jersey Turnpike Authority Revenue	4.000%	1/1/34	2,500	2,573
	New Jersey Turnpike Authority Revenue	5.000%	1/1/35	1,000	1,068
	New Jersey Turnpike Authority Revenue	5.000%	1/1/37	1,000	1,067
	New Jersey Turnpike Authority Revenue	4.000%	1/1/42	2,000	1,956
	New Jersey Turnpike Authority Revenue Prere.	5.000%	1/1/23	1,190	1,190
	New Jersey Turnpike Authority Revenue Prere.	5.000%	1/1/23	1,185	1,185
[6]	Newark NJ Board of Education School Energy Savings Obligation Refunding Bonds GO	5.000%	7/15/29	375	415
[4]	North Hudson Sewerage Authority Revenue	5.000%	6/1/36	1,320	1,535
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/39	1,025	1,009
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/26	1,825	1,887
	Tobacco Settlement Financing Corp. New Jersey Revenue	3.200%	6/1/27	5	5
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/27	3,200	3,337
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/30	835	877
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/31	1,000	1,049
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/32	1,000	1,047
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/35	920	951
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/36	1,500	1,542
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/37	1,000	1,023
	Toms River NJ Board of Education GO	3.000%	7/15/30	3,000	2,953
	Toms River NJ Board of Education GO	3.000%	7/15/33	3,570	3,353
	Toms River NJ General Improvement Bonds GO	4.000%	6/1/39	1,760	1,739
					146,356
New Mexico (0.3%)
	Albuquerque NM GO	5.000%	7/1/23	6,000	6,062
	Albuquerque NM GO	5.000%	7/1/26	4,035	4,356
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/23	265	268
	Farmington NM Pollution Control Revenue (Edison Co. Four Corners Project)	1.800%	4/1/29	1,000	837
	Farmington NM Pollution Control Revenue (Edison Co. Four Corners Project)	1.800%	4/1/29	1,550	1,297
	Farmington NM Pollution Control Revenue (San Juan & Four Corners Projects)	2.150%	4/1/33	2,675	2,177
	Farmington NM Pollution Control Revenue (Southern California Edison Co.)	1.800%	4/1/29	1,000	837

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Mexico Finance Authority Revenue	5.000%	6/1/23	1,210	1,220
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/27	1,045	1,079
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services) Prere.	5.000%	8/1/25	1,520	1,602
[3]	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	5.000%	5/1/25	805	825
	New Mexico State Severance Tax Bonds Revenue	5.000%	7/1/24	1,000	1,033
	New Mexico State Severance Tax Bonds Revenue	5.000%	7/1/25	1,000	1,056
					22,649
New York (6.9%)
	Battery Park City NY Authority Revenue	5.000%	11/1/38	750	826
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	5.000%	7/15/30	700	709
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/32	1,430	875
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/33	1,500	867
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/35	470	240
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	5.000%	7/15/42	690	654
[4]	Broome County NY Local Development Corp. Revenue (United Health Services Hospitals Inc. Project)	5.000%	4/1/29	2,100	2,270
	Build NY Resource Corp. Revenue	5.000%	7/1/32	325	343
[10]	Build NY Resource Corp. Revenue	5.000%	7/1/34	415	449
[10]	Build NY Resource Corp. Revenue	5.000%	7/1/35	550	585
	Dutchess County NY Local Development Corp. Revenue	5.000%	7/1/32	1,110	1,166
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/31	425	455
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/33	200	205
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/34	240	246
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	4.000%	7/1/37	555	513
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	4.000%	7/1/41	650	576
	Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/30	500	551
	Genesee County NY Funding Corp. Revenue (Rochester Regional Health Project)	5.000%	12/1/35	700	728
[4]	Hempstead NY GO	4.000%	4/1/29	1,420	1,466
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/31	1,550	1,690
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/36	1,500	1,612
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/37	520	557
	Hudson Yards Infrastructure Corp. New York Revenue	4.000%	2/15/42	1,000	935
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/35	1,095	1,190
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/38	1,465	1,629
	Long Island NY Power Authority Electric System Revenue PUT	1.500%	9/1/26	1,360	1,264
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/27	1,000	1,039
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/28	2,075	2,118
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/29	1,115	1,155
	Metropolitan Transportation Authority NY Revenue	5.250%	11/15/30	3,440	3,735
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/33	1,500	1,550
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/34	2,500	2,704
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/40	810	714
[4]	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/40	1,000	1,044
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/41	2,170	1,892
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/43	500	486
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/43	1,475	1,434
	Metropolitan Transportation Authority NY Revenue PUT	5.000%	5/15/24	7,000	7,128
[2,4]	Metropolitan Transportation Authority NY Revenue PUT, SOFR + 0.550%	3.431%	4/1/24	500	494
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/31	1,970	2,140
	Monroe County NY Industrial Development Corp. Revenue (Rochester Regional Health)	4.000%	12/1/39	2,120	1,920
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/37	1,540	1,656
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Projects)	5.000%	12/1/28	555	591
	Nassau County NY GO	5.000%	4/1/23	1,000	1,005
	New York City NY GO	5.000%	8/1/23	400	401
	New York City NY GO	5.000%	8/1/23	1,505	1,522
	New York City NY GO	5.000%	8/1/24	1,000	1,035
	New York City NY GO	5.000%	8/1/25	1,245	1,317
	New York City NY GO	5.000%	8/1/25	1,310	1,386
	New York City NY GO	5.000%	8/1/25	1,000	1,058
	New York City NY GO	5.000%	6/1/26	2,450	2,577
	New York City NY GO	5.000%	8/1/26	1,000	1,001
	New York City NY GO	5.000%	8/1/26	80	80
	New York City NY GO	5.000%	8/1/28	5,000	5,582
	New York City NY GO	5.000%	8/1/30	1,000	1,010
	New York City NY GO	5.000%	8/1/32	1,000	1,180
	New York City NY GO	5.000%	12/1/32	1,755	1,886
	New York City NY GO	5.000%	12/1/32	1,000	1,115
	New York City NY GO	5.000%	12/1/33	1,775	1,903
	New York City NY GO	5.000%	8/1/34	1,000	1,127
	New York City NY GO	5.000%	10/1/34	1,940	2,159

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City NY GO	4.000%	8/1/35	1,000	1,018
	New York City NY GO	5.000%	12/1/35	1,120	1,192
	New York City NY GO	4.000%	8/1/36	1,000	1,007
	New York City NY GO	5.000%	10/1/36	3,875	4,102
	New York City NY GO	4.000%	8/1/37	2,000	1,991
	New York City NY GO	4.000%	10/1/37	2,690	2,678
	New York City NY GO	5.000%	9/1/39	5,000	5,470
	New York City NY GO	3.000%	3/1/41	1,210	993
	New York City NY GO	5.250%	5/1/41	1,250	1,389
	New York City NY GO	4.000%	8/1/42	2,500	2,394
	New York City NY GO	5.250%	10/1/42	1,000	1,113
	New York City NY GO Prere.	5.000%	3/1/23	1,490	1,495
[3]	New York City NY GO VRDO	3.600%	1/3/23	7,135	7,135
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.700%	11/1/38	1,915	1,788
[18]	New York City NY Housing Development Corp. Multi-Family Housing Revenue	2.350%	11/1/40	2,000	1,412
	New York City NY Housing Development Corp. Multi-Family Housing Revenue Prere.	5.250%	7/3/23	1,000	1,011
[18]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.700%	5/1/25	400	372
[18]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.600%	7/1/25	2,000	1,847
[18]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.900%	1/1/26	800	731
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26	1,000	988
[18]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.400%	12/22/26	1,000	999
[18]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.400%	12/22/26	1,000	1,000
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood Bonds)	3.000%	11/1/39	1,000	830
[4]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Project)	4.000%	3/1/31	1,250	1,316
[4]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Project)	3.000%	3/1/38	2,000	1,668
[4]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Projects)	3.000%	3/1/36	2,000	1,757
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/27	4,560	4,873
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/33	1,000	1,100
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	2,000	2,109
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/37	3,140	3,394
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38	1,000	1,065
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	2,075	2,158
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	2,500	2,693
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue Prere.	5.000%	6/15/25	1,350	1,425
[3]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	3.630%	1/3/23	2,900	2,900
[3]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	3.630%	1/3/23	6,400	6,400
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/28	1,730	1,823
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/29	2,000	2,105
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/30	1,045	1,111
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/35	1,635	1,770
	New York City NY Transitional Finance Authority Building AID Revenue	4.000%	7/15/38	1,750	1,711
	New York City NY Transitional Finance Authority Building AID Revenue ETM	5.000%	7/15/24	3,430	3,548
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/28	1,325	1,405
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29	850	855
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/30	500	501
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31	2,445	2,602
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	1,370	1,412
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	1,500	1,584
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	1,450	1,492
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	1,710	1,827
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	1,565	1,649
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	4,000	4,148
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35	1,525	1,645
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/35	2,500	2,530
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35	1,745	1,834

Tax-Managed Balanced Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	11/1/35	1,000	1,173
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/36	1,580	1,689
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/36	1,235	1,241
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/36	1,000	1,004
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37	1,680	1,794
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/38	8,000	8,183
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/38	1,250	1,220
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/42	3,000	3,060
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/25	2,230	2,376
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/28	1,600	1,803
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/30	2,000	2,327
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/35	2,015	2,204
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/35	1,200	1,359
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/36	110	124
New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/36	1,000	1,001
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/36	2,325	2,520
New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	11/1/36	2,800	2,800
New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/37	250	247
New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/38	200	195
New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/38	5,000	4,881
New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/38	1,120	1,093
New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/39	2,500	2,432
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/39	1,020	1,120
New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	5/1/39	2,000	1,945
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/39	1,330	1,436
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/40	545	595
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	3.000%	8/1/40	1,500	1,193
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/40	3,500	3,690
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/40	1,540	1,638
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/41	1,545	1,680
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	3.000%	8/1/41	1,000	791
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.250%	11/1/41	8,000	8,907
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/42	510	553
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	11/1/43	1,000	945
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/35	1,500	1,641
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/36	5,710	6,188
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/38	1,675	1,792
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/39	1,335	1,441
	New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts Inc.)	5.000%	12/1/26	1,350	1,457
	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	3.000%	2/15/42	500	388
[6]	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	3.000%	2/15/42	2,000	1,569
	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	4.000%	2/15/43	1,000	927
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	1.900%	11/15/31	1,500	1,194
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.100%	11/15/32	1,900	1,552
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.200%	11/15/33	1,440	1,165
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.300%	11/15/34	1,500	1,194
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.400%	11/15/35	1,400	1,097
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.500%	11/15/36	950	737
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.750%	11/15/41	2,050	1,485

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Liberty Development Corp. Revenue (7 World Trade Center Project)	3.000%	9/15/43	405	317
	New York Liberty Development Corp. Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/69	815	729
	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	1,140	1,252
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	2,180	2,237
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	1,135	1,176
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28	1,675	1,739
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/31	1,445	1,405
	New York Metropolitan Transportation Authority Revenue Prere.	5.000%	5/15/23	570	574
	New York Metropolitan Transportation Authority Revenue PUT	5.000%	5/15/30	2,500	2,648
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/32	1,000	679
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33	1,545	1,574
	New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51	4,250	4,250
[4]	New York Power Authority Green Transmission Revenue	4.000%	11/15/41	3,540	3,494
[9]	New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/24	500	518
[9]	New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/27	500	557
[6]	New York State Dormitory Authority Revenue	5.000%	10/1/31	1,000	1,155
	New York State Dormitory Authority Revenue	5.000%	7/1/32	2,000	2,198
	New York State Dormitory Authority Revenue	3.000%	10/1/32	1,000	964
	New York State Dormitory Authority Revenue	5.000%	7/1/33	730	797
	New York State Dormitory Authority Revenue	4.000%	5/1/40	1,260	1,207
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	1,000	1,043
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	1,000	1,037
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	9/1/27	1,895	1,956
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/29	550	566
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/28	2,040	2,132
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	1,085	1,135
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	5,000	5,674
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	1,555	1,765
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	2,000	2,049
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/31	2,455	2,562
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/33	1,975	2,046
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/34	1,895	1,955
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	2,000	2,046
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	8,000	8,422
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/35	1,000	1,021
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	3,000	3,341
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	5,000	5,194
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/37	3,000	3,157
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/37	3,000	2,967
New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/38	3,400	2,930
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/38	1,000	981
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/38	3,500	3,434
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/39	2,000	1,950
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39	2,000	2,101
New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/39	3,000	2,544
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/39	2,235	2,179
New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/40	3,000	2,501
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/40	1,250	1,214
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/40	1,000	971
New York State Dormitory Authority Revenue (Personal Income Tax) ETM	5.000%	2/15/25	1,500	1,576
New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	4.000%	9/15/25	1,700	1,765
New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	4.000%	2/15/27	10	11
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/29	195	220
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/30	205	234
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/31	225	260
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/32	235	270
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/33	255	292
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	1,230	1,303
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	1,480	1,602
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,795	1,937
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	1,420	1,495
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	2,000	2,144
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,500	1,621

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,160	2,317
	New York State Dormitory Authority Sales Tax Revenue ETM	5.000%	3/15/25	1,295	1,359
	New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	3.500%	10/1/29	1,000	987
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/23	1,000	1,010
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/34	1,500	1,630
	New York State Homeowner Mortgage Agency Revenue	2.200%	4/1/36	1,550	1,177
	New York State Housing Finance Agency Revenue	2.200%	11/1/36	875	669
	New York State Housing Finance Agency Revenue PUT	2.500%	5/1/27	1,510	1,441
	New York State Housing Finance Agency Revenue PUT	2.500%	5/1/27	900	860
[18]	New York State Housing Finance Agency Revenue PUT	3.100%	11/1/27	1,500	1,466
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69	5,700	5,106
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69	2,505	2,233
	New York State Mortgage Agency Homeowner Revenue	3.250%	10/1/50	2,265	2,223
	New York State Thruway Authority General Revenue	4.000%	1/1/41	1,000	954
	New York State Thruway Authority General Revenue	4.000%	1/1/42	2,000	1,900
	New York State Thruway Authority General Revenue	4.000%	1/1/42	1,000	950
	New York State Thruway Authority Revenue	5.000%	1/1/35	1,130	1,182
	New York State Thruway Authority Revenue	5.000%	1/1/36	1,045	1,126
	New York State Thruway Authority Revenue	5.000%	3/15/40	1,325	1,444
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24	1,325	1,359
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/25	2,810	2,953
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	2,000	2,006
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	1,420	1,501
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	2,010	2,134
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	1,485	1,489
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/34	5,000	5,186
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/36	2,000	2,128
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/37	2,000	2,115
New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/39	5,000	4,874
New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/40	1,590	1,537
New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/41	1,000	957
New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/42	1,490	1,419
New York State Urban Development Corp. Revenue (Personal Income Tax) ETM	5.000%	3/15/25	20	21
New York State Urban Development Corp. Revenue (Personal Income Tax) Prere.	5.000%	3/15/24	1,930	1,980
New York State Urban Development Corp. Sales Tax Revenue	4.000%	3/15/39	3,000	2,955
New York State Urban Development Corp. Sales Tax Revenue	3.000%	3/15/41	3,000	2,507
New York State Urban Development Corp. Sales Tax Revenue	3.000%	3/15/42	4,000	3,308
New York State Urban Development Corp. Sales Tax Revenue	4.000%	3/15/43	225	216
New York Transportation Development Corporation Special Facility Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/42	1,400	1,272
Port Authority of New York & New Jersey Revenue	5.000%	9/1/26	1,805	1,866
Port Authority of New York & New Jersey Revenue	3.000%	12/1/32	2,000	1,984
Port Authority of New York & New Jersey Revenue	5.000%	9/1/36	1,230	1,336
Port Authority of New York & New Jersey Revenue	5.000%	11/1/36	2,295	2,517
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/27	1,370	1,403
Suffolk County NY Refunding Bonds GO	5.000%	6/15/29	745	839
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/29	1,870	1,942
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/34	1,760	1,801
Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/30	450	425
Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/31	460	429
Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/32	285	263
Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/27	5,000	5,490
Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/27	1,000	1,103
Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/29	2,000	2,270

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/30	2,000	2,304
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	3.000%	5/15/32	490	483
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/32	1,000	1,182
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	0.000%	11/15/36	1,000	553
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/40	1,000	1,096
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue PUT	2.000%	5/15/26	1,000	913
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue PUT	2.000%	5/15/28	1,500	1,345
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/23	1,500	1,527
	Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/32	1,130	782
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	2,000	2,101
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	1,900	2,042
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/36	1,000	1,069
[2]	Triborough Bridge & Tunnel Authority New York Revenue PUT, SOFR + 0.380%	3.261%	2/1/24	150	148
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/37	1,320	1,393
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/40	1,000	915
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/35	1,945	2,058
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/36	2,450	2,588
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/38	5,000	5,725
[5]	Westchester County NY Local Development Corp. Revenue (Purchase Senior Learning Community Inc.)	3.200%	7/1/28	250	236
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	1,085	1,107
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/28	1,400	1,458
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/33	1,500	1,550
[4]	Yonkers NY GO	5.000%	3/15/31	500	577
[6]	Yonkers NY GO	5.000%	11/15/38	500	549
					530,549
North Carolina (0.4%)
	Charlotte NC Water & Sewer System Revenue	5.000%	7/1/34	1,000	1,213
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	5.000%	1/15/34	1,500	1,569
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue PUT	1.950%	11/1/29	1,625	1,455
	Durham County NC GO	4.000%	6/1/25	2,460	2,540
	Mecklenburg County NC GO	5.000%	3/1/26	1,085	1,165
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mecklenburg County NC Public Improvement GO	5.000%	12/1/26	1,775	1,935
	North Carolina GAN Revenue	5.000%	3/1/25	1,055	1,104
	North Carolina GAN Revenue	5.000%	3/1/27	1,015	1,062
	North Carolina GO	3.000%	5/1/33	1,000	957
	North Carolina Housing Finance Agency Homeownership Revenue	3.000%	7/1/51	2,615	2,543
	North Carolina Medical Care Commission Health Care Facilities Revenue (Presbyterian Homes Obligated)	4.000%	10/1/40	800	681
	North Carolina State Limited Obligation Revenue	5.000%	5/1/25	3,590	3,779
[4]	North Carolina Turnpike Authority Revenue	5.000%	1/1/38	30	31
	North Carolina Turnpike Authority Revenue	4.000%	1/1/39	2,000	1,892
	University of North Carolina at Charlotte Revenue	4.000%	10/1/35	400	407
	University of North Carolina at Charlotte Revenue	3.000%	10/1/36	1,600	1,434
	University of North Carolina at Charlotte Revenue	4.000%	10/1/37	1,000	996
	University of North Carolina at Charlotte Revenue	4.000%	10/1/40	325	316
	Wake County NC GO	5.000%	3/1/23	2,145	2,152
	Wake County NC GO	4.000%	5/1/30	2,000	2,009
	Western California University General Revenue	3.000%	4/1/36	1,480	1,332
	Winston-Salem State University NC General Revenue	5.000%	4/1/29	440	482
	Winston-Salem State University NC General Revenue	4.000%	4/1/33	530	532
					31,586
North Dakota (0.0%)
	Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/25	1,210	1,259
	Grand Forks ND Health Care System Revenue (Altru Health System)	5.000%	12/1/29	445	480
[4]	Grand Forks ND Health Care System Revenue (Altru Health System)	3.000%	12/1/39	1,000	808
					2,547
Ohio (1.3%)
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	12/1/40	1,200	1,124
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/29	1,300	1,423
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/37	2,200	2,171
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/31	1,000	1,140
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	4.000%	2/15/38	1,045	1,024
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/26	1,025	1,087
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects) PUT	1.000%	8/15/24	385	369
	Bowling Green State University Ohio Revenue	5.000%	6/1/26	400	428
	Bowling Green State University Ohio Revenue	5.000%	6/1/27	260	282

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/34	1,150	1,213
	Buckeye OH Tobacco Settlement Financing Authority Revenue	4.000%	6/1/39	1,000	931
	Butler County OH Hospital Facilities Revenue	5.000%	11/15/32	2,015	2,139
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/26	725	721
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/27	380	375
	Cleveland OH Municipal School District GO Prere.	5.000%	6/1/23	1,000	1,008
	Cleveland Ohio Income Tax Revenue	3.000%	10/1/34	335	319
	Cleveland-Cuyahoga County OH Port Authority Cultural Facilities Revenue (Cleveland Museum of Natural History Project)	4.000%	7/1/38	365	367
	Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue)	5.000%	8/1/37	1,000	1,057
[4]	Columbus OH City School District GO	0.000%	12/1/29	1,000	797
	Columbus OH GO	4.000%	8/15/26	1,730	1,792
	Columbus OH GO	5.000%	4/1/30	4,500	5,184
	Columbus OH Metropolitan Housing Authority Revenue	4.000%	8/1/36	1,000	991
	Columbus OH Sewer Revenue Prere.	5.000%	12/1/24	4,000	4,168
	Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project) Prere.	5.000%	12/1/23	510	520
	Cuyahoga County OH Hospital Revenue (Metro Health System)	5.000%	2/15/32	1,000	1,042
	Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.125%	6/15/33	615	614
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/28	1,680	1,737
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/30	680	719
	Franklin County OH Revenue (Trinity Health Corp.)	5.000%	12/1/31	1,100	1,238
	Franklin County OH Sales Tax Revenue	5.000%	6/1/28	830	928
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	9/15/28	625	673
	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/36	1,000	1,043
[3]	Lancaster OH Port Authority Gas Supply Revenue PUT	5.000%	2/1/25	400	407
	Miami Valley OH Career Technology Center GO	5.000%	12/1/25	880	939
	Montgomery County OH Hospital Facilities Improvement & Refunding Revenue (Kettering Health Network)	3.000%	8/1/34	900	812
	Montgomery County OH Hospital Facilities Revenue (Premier Health Partners Obligated Group)	4.000%	11/15/38	1,000	930
	Montgomery County OH Hospital Facilities Revenue (Premier Health Partners Obligated Group)	4.000%	11/15/42	1,000	891
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/31	2,290	2,440
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/37	2,590	2,673
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
North Royalton OH City School District GO	5.000%	12/1/26	300	316
North Royalton OH City School District GO	5.000%	12/1/28	1,400	1,473
Northeast Ohio Regional Sewer District Wastewater Revenue Prere.	5.000%	5/15/23	1,000	1,007
Ohio Air Quality Development Authority Revenue PUT	4.000%	6/1/27	500	499
Ohio Air Quality Development Authority Revenue (Duke Energy Corp.) PUT	4.000%	6/1/27	730	727
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/33	1,605	1,749
Ohio Capital Facilities Lease-Appropriation Revenue (Transportation Building Fund Projects)	5.000%	4/1/30	1,155	1,208
Ohio Community Learning Centers Income Tax Revenue	4.000%	12/1/26	375	393
Ohio GO	5.000%	5/1/23	1,870	1,882
Ohio GO	5.000%	8/1/24	500	518
Ohio GO	5.000%	11/1/24	1,675	1,744
Ohio GO	5.000%	2/1/27	1,000	1,069
Ohio GO	5.000%	5/1/33	1,010	1,115
Ohio GO	5.000%	3/1/35	1,000	1,077
Ohio GO	5.000%	5/1/35	770	890
Ohio GO	5.000%	3/15/36	1,005	1,027
Ohio GO	5.000%	5/1/36	600	686
Ohio GO	5.000%	5/1/37	600	680
Ohio GO	5.000%	3/1/38	2,000	2,133
Ohio GO Prere.	5.000%	3/15/23	3,425	3,438
Ohio Higher Education GO	5.000%	5/1/30	5,015	5,265
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/25	2,450	2,612
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/28	1,020	1,096
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/35	1,320	1,456
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/37	2,240	2,446
Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/26	925	992
Ohio State Common Schools GO	5.000%	6/15/23	500	505
Ohio State Higher Educational Facility Commission Revenue	5.000%	1/15/33	1,260	1,285
Ohio State Hospital Revenue (Premier Health Partners Obligated Group)	5.000%	11/15/33	105	112
Ohio State Hospital Revenue (University Hospitals Health System)	5.000%	1/15/35	500	532
Ohio State University General Receipts Revenue	4.000%	12/1/40	1,760	1,726
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	1,030	1,032
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/35	1,310	1,431
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/39	1,390	1,567
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/25	5,050	5,332
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/26	1,850	2,017
				100,753

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oklahoma (0.2%)
	Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/25	1,160	1,193
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/28	1,245	1,291
	Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/26	1,145	1,179
	Oklahoma Capitol Improvement Authority Facilities Revenue	4.000%	7/1/38	1,000	990
	Oklahoma City OK GO	5.000%	3/1/24	525	526
	Oklahoma City OK GO	4.000%	3/1/28	5,605	5,950
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/28	1,500	1,487
	Oklahoma State University Agricultural Mechanical Revenue	4.000%	9/1/35	460	466
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/37	2,020	2,126
	Tulsa County OK Independent School District No. 4 Bixby GO	4.000%	7/1/23	2,000	2,010
	Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	4.000%	9/1/31	1,500	1,591
	Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/23	280	281
					19,090
Oregon (0.5%)
	Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/33	1,140	1,240
	Deschutes & Jefferson Counties OR School District No. 2J GO	0.000%	6/15/31	750	547
	Deschutes County OR Public Library District GO	4.000%	6/1/23	575	577
	Hospital Facilities Authority of Multnomah County Oregon Revenue	4.000%	12/1/36	1,000	869
	Multnomah County OR School District GO	5.000%	6/15/29	1,015	1,070
	Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25	1,380	1,418
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/42	5,125	5,554
	Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/33	1,000	1,047
	Oregon Facilities Authority Revenue (Reed College Projects) Prere.	4.000%	7/1/27	450	472
	Oregon Facilities Authority Revenue (Reed College Projects) Prere.	4.000%	7/1/27	450	472
	Oregon GO	5.000%	5/1/23	500	500
	Oregon GO	4.000%	6/1/23	790	794
[3]	Oregon GO VRDO	3.620%	1/3/23	2,600	2,600
	Oregon Housing & Community Services Department Mortgage Revenue	4.000%	7/1/51	975	977
	Oregon State Department Administrative Services Lottery Revenue	5.000%	4/1/39	5,625	6,311
	Oregon State Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/30	1,535	1,706
	Port of Portland OR International Airport Passenger Facility Charge Revenue	5.000%	7/1/31	500	572
	Portland OR Water System Revenue	2.000%	5/1/42	2,000	1,326
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/33	540	536
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/38	500	488
	Tri-County Metropolitan Transportation District of Oregon Revenue	4.000%	9/1/40	2,895	2,905
	Tri-County Metropolitan Transportation District of Oregon Revenue Prere.	4.000%	9/1/25	2,750	2,840
	Union County OR Hospital Facility Authority Revenue	5.000%	7/1/38	1,580	1,615
	Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/32	200	237
	Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/36	1,305	1,402
	Washington County OR School District No. 48J Beaverton GO	0.000%	6/15/37	2,443	1,288
					39,363
Pennsylvania (3.0%)
	Allegheny County PA GO	4.000%	11/1/30	1,025	1,065
[2]	Allegheny County PA Higher Education Building Authority Revenue (Carnegie Mellon University) PUT, SOFR + 0.290%	3.300%	8/1/27	500	480
[3]	Allegheny County PA Higher Education Building Authority Revenue (Carnegie Mellon University) VRDO	3.550%	1/3/23	1,400	1,400
	Allegheny County PA Higher Education Building Authority Revenue (Chatham University)	5.250%	9/1/34	550	557
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/27	1,010	1,078
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/32	1,000	1,073
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/33	1,000	1,070
	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/38	500	482
[2]	Allegheny County PA Hospital Development Authority Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	4.360%	5/15/27	3,630	3,527
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/27	1,000	1,084
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh)	5.000%	10/15/29	1,470	1,643
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	6/1/39	470	460
[5]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/27	250	251
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/29	300	314
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/30	1,260	1,318
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/31	500	523
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/32	450	470
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/35	1,035	1,061

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.375%	5/1/42	2,000	1,919
[6]	Allentown PA School District GO	5.000%	6/1/31	1,000	1,062
[6]	Armstrong PA School District GO	5.000%	3/15/27	995	1,083
	Bethel Park PA School District GO	4.000%	8/1/34	1,100	1,135
[2]	Bethlehem PA Area School District Authority Revenue (Northampton & Lehigh Counties) PUT, SOFR + 0.350%	3.231%	11/1/25	100	97
[2]	Bethlehem PA Area School District Authority Revenue (Northampton & Lehigh Counties) PUT, SOFR + 0.350%	3.231%	11/1/25	100	97
[2]	Bethlehem PA Area School District Authority Revenue (Northampton & Lehigh Counties) PUT, SOFR + 0.350%	3.231%	11/1/25	100	97
	Bucks County PA Industrial Development Authority Revenue (Delaware Valley University Project)	5.000%	11/1/30	1,735	1,793
	Bucks County PA Industrial Development Authority Revenue (Grand View Hospital Project)	5.000%	7/1/30	750	772
	Centennial PA School District Bucks County GO	5.000%	12/15/29	1,450	1,635
	Chester County Industrial Development Authority Revenue	4.000%	12/1/39	3,000	2,944
[6]	Coatesville PA Area School District Building GO	0.000%	10/1/34	450	272
[6]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/26	335	337
[6]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/27	365	367
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/26	500	530
	Commonwealth of Pennsylvania GO	5.000%	10/1/34	5,000	5,762
	Commonwealth of Pennsylvania GO	5.000%	10/1/35	2,500	2,856
[5]	Dauphin County PA General Authority Revenue (Harrisburg University of Science & Technology)	5.000%	10/15/30	840	819
	Delaware River PA Joint Toll Bridge Commission System Revenue	5.000%	7/1/34	225	244
[9]	Delaware Valley PA Regional Finance Authority Revenue	5.500%	8/1/28	1,260	1,416
[2]	Delaware Valley PA Regional Finance Authority Revenue PUT, SIFMA Municipal Swap Index Yield + 0.400%	4.060%	3/1/26	1,000	983
[2]	Delaware Valley PA Regional Finance Authority Revenue PUT, SOFR + 0.490%	3.371%	3/1/27	1,000	941
	East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project) Prere.	5.000%	7/1/24	1,000	1,030
[6,9]	Erie PA Sewer Authority Revenue	0.000%	12/1/25	85	76
[6,9]	Erie PA Sewer Authority Revenue ETM	0.000%	12/1/25	1,165	1,073
[6]	Gateway PA School District Alleghany County GO	3.000%	10/15/37	1,000	865
	Geisinger Authority PA Health System Revenue (Geisinger Health System)	5.000%	4/1/35	1,000	1,070
	Geisinger Authority PA Health System Revenue (Geisinger Health System)	4.000%	4/1/39	1,000	968
[4]	Hempfield PA Area School District (Westmoreland Country) GO	5.000%	3/15/36	1,610	1,810
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Hempfield PA Area School District (Westmoreland Country) GO	4.000%	3/15/37	3,400	3,457
[3]	Lancaster County PA Hospital Authority Revenue (Masonic Homes) VRDO	3.700%	1/3/23	3,100	3,100
	Lancaster County PA Hospital Authority Revenue (Penn State Health)	5.000%	11/1/41	1,000	1,037
	Lancaster County PA Hospital Authority Revenue (St. Anne's Retirement Community Incorporated Project)	5.000%	3/1/29	1,085	1,046
	Lancaster PA Higher Education Authority Revenue (Elizabethtown College Project)	5.000%	10/1/37	3,000	3,025
	Latrobe PA Industrial Development Authority University Revenue (Siton Hill University)	4.000%	3/1/40	225	191
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29	1,220	1,283
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29	2,400	2,623
[4]	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/25	1,000	1,059
	Manheim Township PA School District GO	4.000%	5/1/35	550	566
	Manheim Township PA School District GO Prere.	5.000%	8/1/25	830	876
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/40	1,250	1,161
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/41	2,000	1,832
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/32	1,515	1,649
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	5/1/35	700	689
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network) ETM	5.000%	1/15/23	1,015	1,016
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network) ETM	5.000%	1/15/25	1,000	1,041
	Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/38	1,000	1,051
	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke's Hospital Project)	5.000%	8/15/25	1,275	1,333
	Pennsylvania COP	5.000%	7/1/26	500	536
	Pennsylvania COP	5.000%	7/1/27	500	544
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	3/15/29	1,060	1,131
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/30	1,510	1,639

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/15/32	740	837
[2]	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group) PUT, SIFMA Municipal Swap Index Yield + 0.700%	4.360%	5/15/27	1,000	970
	Pennsylvania Economic Development Financing Authority Revenue (Waste Management Project) PUT	0.950%	12/1/26	1,000	867
	Pennsylvania GO	5.000%	8/15/23	2,265	2,294
	Pennsylvania GO	5.000%	1/1/24	1,500	1,532
	Pennsylvania GO	5.000%	8/15/24	500	518
	Pennsylvania GO	5.000%	1/1/26	3,295	3,511
	Pennsylvania GO	5.000%	9/15/26	1,500	1,620
	Pennsylvania GO	5.000%	5/15/27	3,000	3,275
	Pennsylvania GO	4.000%	1/1/29	3,000	3,135
[4]	Pennsylvania GO	4.000%	8/15/30	1,000	1,025
	Pennsylvania GO	5.000%	3/15/32	8,000	8,319
	Pennsylvania GO	5.000%	10/15/32	1,000	1,014
[4]	Pennsylvania GO	4.000%	3/1/33	1,110	1,150
	Pennsylvania GO	4.000%	5/15/33	2,080	2,188
[4]	Pennsylvania GO	4.000%	3/1/34	1,670	1,726
	Pennsylvania GO	4.000%	3/1/36	1,000	1,005
	Pennsylvania GO	3.000%	5/15/36	1,000	893
	Pennsylvania GO	4.000%	3/1/37	1,000	988
[6]	Pennsylvania GO	4.000%	3/1/37	1,000	1,019
	Pennsylvania GO	2.000%	5/15/38	1,390	1,002
	Pennsylvania GO	2.000%	5/15/39	1,000	703
	Pennsylvania GO	2.000%	5/15/40	1,540	1,048
	Pennsylvania GO	2.000%	5/15/41	1,430	959
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/31	1,000	1,122
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/38	650	638
	Pennsylvania Housing Finance Agency Revenue	4.000%	10/1/37	2,205	2,140
	Pennsylvania Housing Finance Agency Revenue	2.450%	10/1/41	1,500	1,078
	Pennsylvania Housing Finance Agency Revenue	4.250%	10/1/52	1,185	1,199
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/32	1,000	1,091
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/24	1,050	1,072
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/28	630	683
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	4.000%	12/1/41	1,000	971
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	1,980	2,031
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	1,690	1,800
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,960	2,071
[4]	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,635	1,762
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	750	806
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	2,255	2,392
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,570	1,728
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,100	1,157
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	1,500	1,600
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	1,250	1,374
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	2,000	2,327
[4]	Pennsylvania Turnpike Commission Revenue	6.250%	6/1/33	1,760	1,962
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	1,500	1,572
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/36	1,650	1,642
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	1,000	1,052
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	2,545	2,805
	Pennsylvania Turnpike Commission Revenue	6.375%	12/1/38	1,300	1,468
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/39	1,250	1,223
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	1,520	1,644
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	1,000	1,021
	Philadelphia PA Airport Revenue	5.000%	7/1/34	1,500	1,661
	Philadelphia PA Authority for Industrial Development Hospital Revenue	4.000%	7/1/35	2,000	2,031
	Philadelphia PA Authority for Industrial Development Revenue (Charter School Project)	4.000%	6/1/31	705	657
	Philadelphia PA Authority for Industrial Development Revenue (Science University)	5.000%	11/1/42	1,000	1,012
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/24	1,015	1,041
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/27	1,000	1,045
	Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/36	1,000	1,045
	Philadelphia PA Gas Works Revenue	5.000%	10/1/25	1,625	1,707
	Philadelphia PA Gas Works Revenue	5.000%	10/1/26	1,000	1,069
	Philadelphia PA Gas Works Revenue	5.000%	8/1/36	1,300	1,374
	Philadelphia PA GO	4.000%	5/1/39	3,000	2,897
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/25	1,000	1,033
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/32	1,610	1,668
[4]	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/37	1,000	1,073
	Philadelphia PA School District GO	5.000%	9/1/31	940	983
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/26	1,000	1,031
	Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/35	1,110	1,122
	Philadelphia PA Water & Wastewater Revenue	5.000%	6/1/38	1,500	1,650

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/42	3,000	3,167
[4]	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Hotel Room Excise Tax Revenue	5.000%	2/1/30	1,000	1,108
[4]	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Sales Tax Revenue	5.000%	2/1/31	1,000	1,098
	Pittsburgh PA School District GO	4.000%	9/1/35	1,670	1,707
[4]	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/33	1,000	1,117
[2,4]	Pittsburgh PA Water & Sewer Authority Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	4.310%	12/1/23	350	350
[4]	Reading PA School District GO	5.000%	3/1/25	955	995
[4]	River Valley School District PA GO	4.000%	3/15/28	1,145	1,203
[4]	River Valley School District PA GO	4.000%	3/15/33	1,810	1,901
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/25	815	863
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/26	770	829
	School District of Philadelphia GO	5.000%	9/1/30	1,000	1,120
	School District of Philadelphia GO	5.000%	9/1/30	1,465	1,641
	Seneca Valley PA School District GO	3.000%	4/1/34	2,125	2,029
	Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/27	1,135	1,207
	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) Prere.	5.000%	6/1/24	1,085	1,118
[3]	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) VRDO	3.630%	1/3/23	11,200	11,200
[6]	State Public School Building Authority Pennsylvania College Revenue (Community College of Allegheny County Project)	4.000%	6/15/29	1,075	1,113
[6]	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/24	1,535	1,576
[4]	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/26	1,650	1,758
	Westmoreland County PA Industrial Development Authority Revenue	4.000%	5/15/41	1,000	784
	Wilkes-Barre PA Finance Authority Revenue (University of Scranton)	4.000%	11/1/29	2,205	2,244
					233,050
Puerto Rico (0.6%)
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/35	500	477
	Puerto Rico GO	5.250%	7/1/23	180	180
	Puerto Rico GO	0.000%	7/1/24	668	619
	Puerto Rico GO	5.375%	7/1/25	5,127	5,166
	Puerto Rico GO	5.625%	7/1/27	5,997	6,110
	Puerto Rico GO	5.625%	7/1/29	6,383	6,531
	Puerto Rico GO	5.750%	7/1/31	4,093	4,232
	Puerto Rico GO	0.000%	7/1/33	2,668	1,442
	Puerto Rico GO	4.000%	7/1/33	1,140	989
	Puerto Rico GO	4.000%	7/1/35	1,135	955
	Puerto Rico Housing Finance Authority Capital Fund Modernization Program Revenue (Puerto Rico Public Housing Projects)	5.000%	12/1/27	1,000	1,076
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Revenue	5.000%	7/1/33	215	234
[4,7]	Puerto Rico Public Finance Corp. Revenue ETM	6.000%	8/1/26	1,000	1,103
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	95	89
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	1,763	1,426
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	2,338	1,704
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/31	145	94
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	10,173	9,164
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	1,786	1,609
	Puerto Rico Sales Tax Financing Corp. Revenue	4.550%	7/1/40	65	60
	Puerto Rico Sales Tax Financing Corp. Revenue	4.550%	7/1/40	1,565	1,436
					44,696
Rhode Island (0.1%)
	Narragansett RI Commission Wastewater System Revenue Prere.	5.000%	2/1/25	1,950	2,042
	Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/30	500	525
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue	5.000%	11/1/29	200	222
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue	5.000%	11/1/36	200	222
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/25	500	528
	Rhode Island Health and Educational Building Corp. Public School Revenue (City of East Providence Issue)	4.000%	5/15/37	1,200	1,197
	Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Revenue	3.750%	10/1/49	885	881
					5,617
South Carolina (0.8%)
	Beaufort County SC School District GO	5.000%	3/1/23	1,500	1,505
	Charleston County SC Airport District System Revenue	5.000%	7/1/34	250	277
	Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/23	590	602
	Charleston SC Hospitality Tax Revenue	5.000%	9/1/30	400	462
	Charleston SC Hospitality Tax Revenue	5.000%	9/1/35	825	933
	Columbia SC Waterworks & Sewer System Revenue	3.000%	2/1/35	875	811
	Georgetown County SC School District GO	3.000%	3/1/31	1,665	1,633
	Greenville County SC Special Source Revenue	4.000%	4/1/38	250	249
	Lancaster County SC School District GO	4.000%	3/1/32	1,000	1,043

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/25	1,000	1,049
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/34	1,500	1,561
	Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25	1,030	1,062
	Orangeburg County School District Revenue	5.000%	6/1/41	1,810	1,846
[3]	Patriots Energy Group Finance Authority SC Gas Supply Revenue PUT	4.000%	2/1/24	1,895	1,893
	Patriots Energy Group SC Gas System Improvement & Refunding Revenue	4.000%	6/1/36	825	815
[12]	Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24	1,600	1,546
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/31	2,500	2,662
	Piedmont SC Municipal Power Agency Revenue	4.000%	1/1/33	2,000	2,040
	South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/26	1,420	1,487
	South Carolina GO	5.000%	4/1/27	1,160	1,274
	South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health) Prere.	5.250%	8/1/23	1,000	1,013
	South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/37	1,500	1,548
	South Carolina Jobs-Economic Development Authority Hospital Facilities Revenue	5.000%	10/1/35	1,000	1,109
	South Carolina Jobs-Economic Development Authority Revenue	5.000%	10/1/37	1,000	1,090
	South Carolina Public Service Authority Revenue	5.000%	12/1/26	1,140	1,177
	South Carolina Public Service Authority Revenue	5.000%	12/1/31	1,200	1,316
	South Carolina Public Service Authority Revenue	5.000%	12/1/31	410	454
	South Carolina Public Service Authority Revenue	4.000%	12/1/33	1,000	995
	South Carolina Public Service Authority Revenue	4.000%	12/1/34	1,000	987
	South Carolina Public Service Authority Revenue	5.250%	12/1/34	1,500	1,668
	South Carolina Public Service Authority Revenue	4.000%	12/1/35	1,500	1,463
	South Carolina Public Service Authority Revenue	5.000%	12/1/35	805	860
	South Carolina Public Service Authority Revenue	4.000%	12/1/36	1,500	1,437
	South Carolina Public Service Authority Revenue	5.000%	12/1/36	815	861
	South Carolina Public Service Authority Revenue	4.000%	12/1/37	1,000	952
	South Carolina Public Service Authority Revenue	5.000%	12/1/37	2,430	2,474
	South Carolina Public Service Authority Revenue	5.000%	12/1/37	1,095	1,117
	South Carolina Public Service Authority Revenue	4.000%	12/1/38	1,000	947
	South Carolina Public Service Authority Revenue	4.000%	12/1/38	1,220	1,155
	South Carolina Public Service Authority Revenue	4.000%	12/1/39	1,000	941
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Public Service Authority Revenue	4.000%	12/1/42	1,000	912
	South Carolina Public Service Authority Revenue	4.000%	12/1/42	6,465	5,898
	South Carolina Transportation Infrastructure Revenue	5.000%	10/1/32	1,290	1,425
[4]	Spartanburg SC Regional Health Services District Revenue	5.000%	4/15/34	510	557
	Spartanburg SC Regional Health Services District Revenue	5.000%	4/15/35	1,160	1,258
[6]	Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	5.000%	12/1/26	1,000	1,057
					59,421
South Dakota (0.1%)
	Educational Enhancement Funding Corp. South Dakota Tobacco Settlement Revenue Prere.	5.000%	6/1/23	2,000	2,016
	Lincoln County SD Economic Development Revenue (Augustana College Association Project)	4.000%	8/1/41	2,660	2,251
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/32	2,915	3,088
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	4.000%	9/1/34	2,125	2,141
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	3.000%	11/1/52	1,000	964
					10,460
Tennessee (1.3%)
	Chattanooga TN Electric System Revenue	5.000%	9/1/31	1,000	1,054
	Chattanooga TN Health Educational & Housing Facility Board Revenue (Catholic Health Initiatives) Prere.	5.000%	1/1/23	1,500	1,500
	Chattanooga TN Health Educational & Housing Facility Board Revenue (Common Spirit Health)	5.000%	8/1/29	2,880	3,144
	Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/27	1,035	1,059
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/27	1,590	1,694
	Jackson TN Hospital Project Revenue	5.000%	4/1/38	3,620	3,649
	Jackson TN Hospital Project Revenue Prere.	5.000%	10/1/28	190	212
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/36	1,000	1,037
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/27	925	966
	Memphis TN GO	4.000%	6/1/31	1,000	1,033
	Memphis TN GO	4.000%	5/1/35	5,685	5,820
	Memphis-Shelby County TN Airport Authority Revenue	5.000%	7/1/34	500	554
	Memphis-Shelby County TN Industrial Development Board Revenue	5.000%	11/1/27	1,000	1,079

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/36	1,525	1,566
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue	4.000%	10/1/31	215	205
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University Medical Center)	5.000%	7/1/31	280	312
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/39	1,430	1,517
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/40	860	926
[11]	New Memphis Arena Public Building Authority of Memphis & Shelby County TN Local Government Public Improvement Bonds Revenue (City of Memphis Project), 4.000% coupon rate effective 4/1/2026	0.000%	4/1/31	300	261
[3,4]	Shelby County TN Health Educational & Housing Facilities Board Revenue VRDO	3.630%	1/3/23	24,370	24,370
	Sumner County TN Public Improvement Refunding Bonds GO	5.000%	6/1/23	7,245	7,301
[3]	Tennergy Corp. TN Gas Revenue PUT	5.000%	10/1/24	5,340	5,418
	Tennergy Corp. TN Gas Revenue PUT	4.000%	9/1/28	6,465	6,318
	Tennergy Corp. TN Gas Revenue PUT	5.500%	12/1/30	3,135	3,316
	Tennessee Energy Acquisition Corp. Commodity Project Revenue PUT	5.000%	11/1/31	5,550	5,744
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	1,930	1,942
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25	915	927
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	1,035	1,069
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	1,185	1,214
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	5/1/23	4,040	4,047
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	11/1/25	520	516
	Tennessee GO	4.000%	8/1/28	4,850	5,010
	Tennessee GO Prere.	5.000%	8/1/25	1,000	1,059
	Tennessee Housing Development Agency Finance Program Revenue	3.750%	7/1/52	1,020	1,012
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/33	50	55
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program) Prere.	5.000%	11/1/25	10	11
	Williamson County TN GO Prere.	4.000%	5/1/23	1,320	1,324
					98,241
Texas (6.0%)
	Alamo TX Community College District Maintenance Tax Notes GO	5.000%	2/15/28	1,000	1,108
	Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27	1,280	1,347
[19]	Allen TX Independent School District GO	5.000%	2/15/26	1,035	1,106
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[19]	Arlington TX Higher Education Finance Corp. Revenue (Riverwalk Education Foundation Inc.)	4.000%	8/15/33	600	617
[19]	Arlington TX Independent School District (Unlimited Tax) GO	5.000%	2/15/26	1,090	1,142
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/27	420	455
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/28	305	336
[6]	Arlington TX Special Tax Revenue	5.000%	2/15/32	1,160	1,259
	Atascosa County TX Industrial Development Corp. Pollution Control Refunding Revenue Bonds	5.000%	12/15/37	1,435	1,503
[19]	Aubrey TX Independent School District GO	5.000%	2/15/38	2,375	2,643
	Austin TX Airport System Revenue	5.000%	11/15/26	1,120	1,213
	Austin TX Airport System Revenue	5.000%	11/15/32	1,260	1,355
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/27	1,000	1,055
	Austin TX Electric Utilities Systems Revenue	5.000%	11/15/29	5,000	5,304
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/37	1,000	1,061
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/38	1,675	1,901
[19]	Belton TX Independent School District GO	5.000%	2/15/35	1,000	1,133
	Bexar County TX GO	4.000%	6/15/36	3,070	3,104
	Bexar County TX GO Prere.	5.000%	6/15/23	3,230	3,260
	Bexar County TX GO Prere.	5.000%	6/15/24	1,145	1,181
	Brownsville TX Utility System Revenue Prere.	4.000%	9/1/23	1,000	1,007
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/24	1,015	1,035
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/25	100	93
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/25	250	256
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26	180	161
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/26	1,115	1,171
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/31	1,230	1,362
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/32	1,785	1,946
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/36	1,115	1,100
	Central Texas Regional Mobility Authority Revenue	3.375%	1/1/41	445	369
	Central Texas Regional Mobility Authority Revenue Prere.	5.000%	1/1/23	565	565
	Central Texas Regional Mobility Authority Revenue Prere.	5.000%	7/1/25	865	914
[19]	Clear Creek TX Independent School District GO	5.000%	2/15/34	910	981
[19]	Clear Creek TX Independent School District GO PUT	0.280%	8/15/24	500	472
	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/32	1,020	1,116
[19]	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/32	600	695
	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/36	750	724
[19]	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/36	700	694
	Collin County TX Community College District GO	4.000%	8/15/34	2,500	2,576
[19]	Comal TX Independent School District GO	4.000%	2/1/34	1,030	1,086

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[19]	Community TX Independent School District Bonds GO	5.000%	2/15/38	1,370	1,520
	Conroe TX GO	5.000%	11/15/41	410	453
	Conroe TX Local Government Corp. Hotel & Contract Revenue (Conroe Convention Center Hotel)	5.000%	10/1/34	260	291
	Corpus Christi TX General Improvement Refunding GO	5.000%	3/1/25	1,300	1,359
	Corpus Christi TX Utility System Junior Lien Revenue	5.000%	7/15/31	300	343
	Corpus Christi TX Utility System Junior Lien Revenue	5.000%	7/15/34	725	825
	Corpus Christi TX Utility System Revenue	5.000%	7/15/32	500	526
	Dallas College TX GO	5.000%	2/15/26	920	985
	Dallas College TX GO ETM	5.000%	2/15/26	80	86
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/32	2,065	2,348
	Dallas TX Area Rapid Transit Sales Tax Revenue Prere.	5.000%	12/1/25	2,215	2,360
	Dallas TX Area Rapid Transit Sales Tax Revenue Prere.	5.000%	12/1/25	1,670	1,779
	Dallas TX Hotel Occupancy Revenue (Kaufman & Rockall Counties)	4.000%	8/15/30	1,000	1,009
[19]	Dallas TX Independent School District GO Prere.	5.000%	2/15/25	2,200	2,301
	Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/29	1,000	1,020
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30	3,725	4,298
	Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/34	1,000	1,025
	Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/35	2,020	2,053
	Denton County TX Housing Finance Corp. Multifamily Housing Revenue PUT	5.000%	2/1/25	250	258
[19]	Dickinson TX Independent School District Revenue PUT	0.250%	8/1/23	1,000	981
[19]	Eagle Mountain & Saginaw TX Independent School District GO PUT	2.000%	8/1/24	1,035	1,017
	El Paso TX Combination Tax & Revenue Bonds GO	4.000%	8/15/33	455	474
	El Paso TX GO	5.000%	8/15/28	750	837
	El Paso TX GO	4.000%	8/15/34	1,000	1,037
	El Paso TX GO	3.000%	8/15/37	765	670
[19]	El Paso TX Independent School District Revenue	5.000%	8/15/42	5,000	5,286
[19]	El Paso TX Independent School District Unlimited Tax School Building Bonds GO	4.000%	8/15/43	1,610	1,565
	El Paso TX Water & Sewer System Revenue	5.000%	3/1/36	7,000	7,748
[19]	Forney TX Independent School District GO	5.000%	8/15/34	2,540	2,937
[6]	Fort Bend County TX Municipal Utility District No. 58 (Unlimited Tax Refunding) GO	3.000%	4/1/35	435	401
	Fort Bend County TX Unlimited Tax Road GO	5.000%	3/1/34	1,650	1,747
	Fort Bend TX Grand Parkway Toll Road Authority Ltd. Revenue	5.000%	3/1/29	250	280
	Fort Worth TX GO	5.000%	3/1/25	1,115	1,169
	Fort Worth TX Water & Sewer Revenue	2.000%	2/15/23	4,250	4,243
	Frisco TX Refunding & Improvement GO	5.000%	2/15/28	1,425	1,487
[19]	Galveston TX Independent School District GO	5.000%	2/1/36	1,500	1,669
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Garland TX Electric Utility System Revenue	5.000%	3/1/30	675	748
	Garland TX Water & Sewer System Revenue	5.000%	3/1/38	1,140	1,222
[19]	Goose Creek TX Consolidated Independent School District GO	5.000%	2/15/39	1,000	1,122
[19]	Goose Creek TX Consolidated Independent School District GO PUT	0.600%	8/17/26	400	367
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.000%	10/1/35	1,000	1,081
[11]	Grand Parkway Transportation Corp. Texas System Toll Revenue, 5.050% coupon rate effective 10/1/2023	0.000%	10/1/30	1,550	1,673
	Greater Texas Cultural Education Facilities Finance Corp. Revenue	5.000%	3/1/32	750	837
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/38	200	198
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/39	140	138
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/40	130	128
[6]	Harlandale TX Independent School District GO PUT	2.000%	8/15/24	90	88
	Harris County Cultural Education Facilities Finance Corp. Revenue	3.000%	10/1/40	1,000	836
[2]	Harris County Cultural Education Facilities Finance Corp. Revenue PUT, 1M USD LIBOR + 0.650%	3.534%	7/1/24	500	500
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/30	1,000	1,098
	Harris County TX Flood Control Improvement GO	3.000%	10/1/39	1,500	1,295
	Harris County TX GO	5.000%	10/1/36	1,200	1,258
	Harris County TX GO	5.000%	10/1/40	2,470	2,553
	Harris County TX Toll Road Revenue	5.000%	8/15/41	1,695	1,767
[12]	Harris County-Houston TX Sports Authority Revenue	0.000%	11/15/28	2,950	2,299
[12]	Harris County-Houston TX Sports Authority Revenue	0.000%	11/15/31	2,500	1,673
	Hidalgo County TX Certificates GO	4.000%	8/15/37	1,000	1,010
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	5.000%	12/1/35	840	863
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	4.000%	12/1/39	850	775
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	0.000%	12/1/44	1,000	306
	Houston TX Airport System Revenue	5.000%	7/1/26	1,160	1,246
	Houston TX Airport System Revenue	5.000%	7/1/31	195	215
	Houston TX Airport System Revenue	5.000%	7/1/37	1,720	1,828
	Houston TX GO	5.000%	3/1/27	1,000	1,087
	Houston TX GO	4.000%	3/1/35	1,500	1,537
	Houston TX Hotel Occupancy Tax & Special Convention & Entertainment Facilities Revenue	3.000%	9/1/32	500	473
	Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/24	1,070	1,103
[18]	Houston TX Housing Finance Corp. Revenue PUT	4.000%	10/1/24	1,000	1,010
[19]	Houston TX Independent School District GO	5.000%	2/15/27	1,750	1,869

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[19]	Houston TX Independent School District GO PUT	3.000%	6/1/24	300	299
	Houston TX Public Improvement Refunding Bonds GO	4.000%	3/1/34	580	615
	Houston TX Public Improvement Refunding Bonds GO	4.000%	3/1/35	660	690
	Houston TX Refunding Public Improvement Bonds GO	3.000%	3/1/36	1,010	903
	Houston TX Utility System Revenue	5.000%	5/15/25	1,160	1,194
	Houston TX Utility System Revenue	5.000%	11/15/26	1,350	1,465
	Houston TX Utility System Revenue	5.000%	11/15/26	900	976
	Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,035
	Houston TX Utility System Revenue	5.000%	11/15/35	920	999
	Houston TX Utility System Revenue	5.000%	11/15/36	2,500	2,639
	Houston TX Utility System Revenue	3.000%	11/15/40	1,150	938
[3,5]	JP Morgan Chase Putters Revenue VRDO	3.700%	1/3/23	13,840	13,840
[19]	Katy TX Independent School District GO	4.000%	2/15/27	275	275
[19]	Katy TX Independent School District GO	4.000%	2/15/28	375	376
[19]	Katy TX Independent School District GO	4.000%	2/15/42	1,020	993
[19]	Killeen TX Independent School District Unlimited Tax Building GO	5.000%	2/15/32	4,550	5,110
[19]	Klein TX Independent School District GO	5.000%	8/1/25	4,480	4,740
[19]	Klein TX Independent School District GO	5.000%	8/1/34	1,200	1,287
	Lake Houston Redevelopment Authority Tax Increment Contract Revenue	3.000%	9/1/37	525	420
[19]	Lamar TX Consolidated Independent School District GO	5.000%	2/15/26	1,360	1,424
	Laredo TX Community College District GO Prere.	5.000%	8/1/24	1,000	1,035
[19]	Laredo TX Independent School District GO	4.000%	8/1/28	1,635	1,668
[19]	Lewisville TX Independent School District (Unlimited Tax Building) GO	5.000%	8/15/25	3,820	4,034
[19]	Liberty Hill TX Independent School District (School Building Bonds) GO	4.000%	2/1/42	2,000	1,948
[19]	Liberty Hill TX Independent School District GO (School Building Bonds)	5.000%	2/1/41	4,635	5,062
	Lone Star College System Texas GO	5.000%	2/15/26	3,100	3,310
	Lone Star College System Texas GO	5.000%	2/15/28	5,500	5,846
[4]	Lower Colorado River Authority Texas Revenue	5.000%	5/15/41	1,470	1,587
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/33	1,050	1,195
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/35	1,500	1,678
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28	1,200	1,254
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28	1,000	1,025
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/34	1,120	1,219
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/36	1,085	1,189
	Lower Colorado River Authority TX Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.250%	5/15/41	1,000	1,074
[4]	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/38	1,750	1,907
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/39	1,685	1,667
[19]	Mansfield TX Independent School District GO Prere.	4.000%	2/15/23	1,265	1,266
[19]	Mansfield TX Independent School District GO Prere.	5.000%	2/15/23	1,250	1,253
	McKinney TX GO	3.750%	8/15/36	1,090	1,077
	McKinney TX GO	3.875%	8/15/38	880	860
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/31	400	461
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/41	700	773
[20]	Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue (Christian Care Centers Inc. Project)	5.000%	2/15/24	220	183
[19]	Midlothian TX Independent School District Revenue GO PUT	2.000%	8/1/24	1,005	981
	New Hope TX Cultural Education Facilities Finance Corp. First Mortgage Revenue (Morningside Ministries Project)	6.250%	1/1/33	1,640	1,640
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/26	1,060	1,076
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/27	1,000	1,013
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/28	870	877
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Windhaven Project)	4.500%	10/1/26	500	495
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/23	200	201
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/24	210	215
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/25	240	251
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/30	2,390	2,426
[6]	North Fort Bend Authority TX Water System Revenue	4.000%	12/15/33	500	534
[6]	North Fort Bend Authority TX Water System Revenue	3.000%	12/15/35	750	687
[6]	North Fort Bend Authority TX Water System Revenue	3.000%	12/15/36	585	524
	North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/23	1,555	1,568

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Municipal Water District Regional Wastewater System Revenue	4.000%	6/1/31	1,500	1,562
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/23	1,025	1,039
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/33	4,000	4,210
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/34	4,000	4,197
[7]	North Texas Tollway Authority Revenue	0.000%	1/1/32	3,055	2,178
	North Texas Tollway Authority System Revenue	5.000%	1/1/26	115	115
	North Texas Tollway Authority System Revenue	5.000%	1/1/27	2,625	2,676
[7]	North Texas Tollway Authority System Revenue	0.000%	1/1/28	1,000	843
	North Texas Tollway Authority System Revenue	5.000%	1/1/29	1,245	1,295
	North Texas Tollway Authority System Revenue	5.000%	1/1/30	575	585
	North Texas Tollway Authority System Revenue	5.000%	1/1/30	1,000	1,034
	North Texas Tollway Authority System Revenue	5.000%	1/1/32	1,820	1,878
	North Texas Tollway Authority System Revenue	5.000%	1/1/33	1,500	1,547
	North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,730	1,783
	North Texas Tollway Authority System Revenue	5.000%	1/1/35	1,060	1,090
	North Texas Tollway Authority System Revenue	4.000%	1/1/36	1,015	1,024
[4]	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,520	1,531
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,030	1,030
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,250	1,256
	North Texas Tollway Authority System Revenue	5.000%	1/1/38	1,005	1,060
	North Texas Tollway Authority System Revenue	4.000%	1/1/39	1,000	977
	North Texas Tollway Authority System Revenue	5.000%	1/1/39	1,000	1,081
	North Texas Tollway Authority System Revenue	4.125%	1/1/40	1,000	978
	North Texas Tollway Authority System Revenue	5.000%	1/1/40	1,000	1,076
	North Texas Tollway Authority System Revenue Prere.	5.000%	1/1/23	945	945
[19]	Northside TX Independent School District GO	5.000%	8/15/25	1,165	1,233
[19]	Northside TX Independent School District GO	4.000%	8/15/32	1,305	1,349
[19]	Northside TX Independent School District GO PUT	0.700%	6/1/25	1,000	942
[19]	Northside TX Independent School District GO PUT	2.000%	6/1/27	2,000	1,873
[19]	Northwest Independent School District Texas GO	5.000%	2/15/26	1,000	1,046
[19]	Northwest Independent School District Texas GO	4.000%	2/15/38	2,400	2,402
[19]	Northwest Independent School District Texas GO Prere.	5.000%	2/15/25	1,760	1,842
[19]	Palestine Independent School District GO	5.000%	2/15/29	1,860	1,975
	Pasadena TX GO	4.000%	2/15/28	1,000	1,023
	Pearland TX GO	4.000%	3/1/32	1,095	1,116
	Pearland TX GO	4.000%	3/1/33	910	926
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/32	240	245
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/33	340	346
	Pflugerville TX GO	4.000%	8/1/35	1,250	1,270
[19]	Pflugerville TX Independent School District GO	5.000%	2/15/25	1,600	1,674
[19]	Richardson Independent School District GO	5.000%	2/15/26	3,020	3,235
[19]	Richardson Independent School District GO	5.000%	2/15/36	1,590	1,835
[19]	Richardson Independent School District GO	5.000%	2/15/37	1,850	2,111
[19]	Richardson Independent School District GO	5.000%	2/15/39	4,500	5,069
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/24	1,000	1,022
	San Antonio TX Electric & Gas Systems Revenue	3.000%	2/1/30	535	521
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/30	1,000	1,074
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/30	2,500	2,838
	San Antonio TX Electric & Gas Systems Revenue	3.000%	2/1/31	1,280	1,239
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/34	1,255	1,292
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/34	2,000	2,228
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/34	1,700	1,914
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/36	1,000	1,066
	San Antonio TX Electric & Gas Systems Revenue PUT	1.125%	12/1/26	150	132
	San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/27	1,000	938
	San Antonio TX GO	5.000%	2/1/26	1,000	1,048
	San Antonio TX GO	4.000%	8/1/34	1,140	1,211
[19]	San Antonio TX Independent School District GO	5.000%	8/15/25	1,200	1,271
[19]	San Antonio TX Independent School District GO	5.000%	8/15/29	1,295	1,366
[19]	San Antonio TX Independent School District GO	5.000%	8/15/37	2,495	2,616
	San Antonio TX Municipal Facilities Corp. Lease Revenue	5.000%	9/15/35	3,000	3,384
	San Antonio TX Municipal Facilities Corp. Lease Revenue	5.000%	9/15/37	3,000	3,315
	San Antonio TX Municipal Facilities Corp. Lease Revenue (City Tower Renovation Project)	3.000%	8/1/34	2,305	2,197
	San Antonio TX Water Revenue	5.000%	5/15/34	1,000	1,073
	San Antonio TX Water Revenue	5.000%	5/15/37	1,680	1,787
	San Antonio TX Water Revenue	5.000%	5/15/38	1,440	1,543
	San Antonio TX Water Revenue	4.000%	5/15/40	3,000	2,963
[19]	Sanger TX Independent School District Unlimited Tax Building Bonds GO	5.000%	8/15/37	1,755	1,969
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	4.000%	10/1/34	1,350	1,393
[19]	Spring TX Independent School District GO	5.000%	8/15/32	1,000	1,053
[19]	Spring TX Independent School District GO	5.000%	8/15/35	1,370	1,458
	Sugar Land TX GO	5.000%	2/15/26	510	544
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Health Project) PUT	5.000%	5/15/26	1,000	1,056

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Health Project) PUT	5.000%	11/15/30	1,000	1,109
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Cook Children's Medical Center)	5.000%	12/1/25	350	371
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist Hospitals of Dallas) Prere.	5.250%	10/1/23	1,000	1,016
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue PUT	5.000%	7/1/32	2,180	2,398
	Tarrant County TX GO	5.000%	7/15/33	600	695
	Tarrant County TX GO	4.000%	7/15/41	1,000	987
	Tarrant County TX Regional Water District Revenue (Water Control and Improvement District)	5.000%	3/1/25	1,785	1,871
[19]	Texas City TX Independent School District GO	5.000%	8/15/26	3,365	3,558
	Texas Department of Housing & Community Affairs Residential Mortgage Revenue	5.750%	1/1/53	1,000	1,080
	Texas Department of Housing & Community Affairs Revenue	5.500%	9/1/52	1,000	1,069
	Texas GO	5.000%	10/1/36	3,000	3,135
	Texas GO Prere.	5.000%	4/1/24	1,330	1,366
	Texas Municipal Gas Acquisition & Supply Corp. I Revenue	5.250%	12/15/23	245	249
	Texas Municipal Gas Acquisition & Supply Corp. I Revenue	5.250%	12/15/24	580	598
	Texas Municipal Gas Acquisition & Supply Corp. I Revenue	6.250%	12/15/26	110	116
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/30	2,945	3,061
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/31	1,460	1,515
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/32	2,515	2,606
[4]	Texas Municipal Power Agency Revenue	3.000%	9/1/31	950	918
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/31	3,000	2,989
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/32	2,000	1,988
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/35	1,000	961
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/40	2,000	1,831
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	6/30/38	1,200	1,121
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	12/31/38	1,000	933
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/31	1,000	1,056
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/34	1,000	1,043
	Texas State University System Financing System Revenue	5.000%	3/15/32	1,625	1,746
	Texas Transportation Commission GO	5.000%	10/1/29	1,500	1,591
	Texas Transportation Commission GO	5.000%	4/1/32	2,000	2,140
	Texas Transportation Commission GO PUT	0.650%	4/1/26	1,575	1,433
	Texas Transportation Commission Mobility Fund GO	5.000%	10/1/34	1,705	1,854
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33	525	531
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37	2,460	2,515
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/39	1,000	1,068
	Texas Water Development Board Revenue	5.000%	8/1/25	1,350	1,430
	Texas Water Development Board Revenue	4.000%	10/15/32	1,125	1,180
	Texas Water Development Board Revenue	4.000%	10/15/33	1,650	1,727
	Texas Water Development Board Revenue	4.000%	10/15/34	1,465	1,520
	Texas Water Development Board Revenue	4.000%	10/15/35	2,895	2,963
	Texas Water Development Board Revenue	4.000%	10/15/35	1,770	1,803
	Texas Water Development Board Revenue	4.000%	10/15/36	6,130	6,305
	Texas Water Development Board Revenue	5.000%	8/1/38	5,000	5,358
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	4.000%	10/15/33	2,000	2,063
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/34	2,500	2,680
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	4.450%	10/15/36	2,250	2,403
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	3.000%	10/15/39	1,755	1,520
[19]	Tomball TX Independent School District Unlimited Tax Building Bonds GO	3.875%	2/15/43	1,000	928
	Travis TX GO	5.000%	3/1/27	1,545	1,654
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/27	1,000	1,081
	Trinity River Authority of Texas Regional Wastewater System Revenue	4.000%	8/1/32	250	270
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/37	1,235	1,338
[19]	United TX Independent School District GO Prere.	5.000%	8/15/24	2,550	2,637
	University of Houston Texas Revenue	5.000%	2/15/28	5,000	5,336
	University of Houston Texas Revenue	3.000%	2/15/31	3,090	3,067
	University of Houston Texas Revenue	5.000%	2/15/31	1,810	2,104

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Houston Texas Revenue	4.000%	2/15/33	1,840	1,883
	University of Houston Texas Revenue	5.000%	2/15/33	1,500	1,588
	University of Houston Texas Revenue	5.000%	2/15/35	4,500	4,750
	University of North Texas Revenue	4.000%	4/15/34	1,110	1,146
	University of North Texas Revenue	5.000%	4/15/36	1,275	1,360
	University of Texas Financing System Bonds Revenue	2.000%	8/15/36	750	563
	University of Texas Financing System Bonds Revenue	5.000%	8/15/40	500	573
[6]	West Travis County TX Public Utility Agency Revenue	5.000%	8/15/27	1,235	1,346
[6]	West Travis County TX Public Utility Agency Revenue	4.000%	8/15/32	270	281
	Williamson County TX GO	5.000%	2/15/23	230	230
					467,891
Utah (0.3%)
	Alpine UT School District GO	5.000%	3/15/30	1,025	1,119
	Central Utah Water Conservancy District GO	5.000%	4/1/28	6,050	6,737
	Central Utah Water Conservancy District Revenue	4.000%	10/1/32	1,000	1,049
	Duchesne School District UT Municipal Building Authority Lease Revenue	5.000%	6/1/37	1,400	1,477
	Granite UT School District Salt Lake County GO	5.000%	6/1/23	595	600
	Intermountain UT Power Agency Revenue	4.000%	7/1/36	2,310	2,382
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/38	2,000	2,225
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/42	2,500	2,737
	Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/32	750	783
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/34	750	816
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/35	850	919
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/36	1,000	1,086
	Utah Transit Authority Sales Tax Revenue Prere.	5.000%	6/15/25	1,000	1,058
	Utah Transit Authority Sales Tax Revenue Prere.	5.000%	6/15/25	1,285	1,357
[4]	Vineyard UT Redevelopment Agency Tax Increment Revenue	4.000%	5/1/33	150	158
[4]	Vineyard UT Redevelopment Agency Tax Increment Revenue	4.000%	5/1/34	125	131
	Weber School District UT GO	5.000%	6/15/26	1,050	1,132
	Weber School District UT GO	5.000%	6/15/27	1,050	1,154
					26,920
Vermont (0.1%)
	University of Vermont & State Agricultural College GO	5.000%	10/1/38	1,000	1,129
	University of Vermont Educational & Health Buildings Financing Agency Revenue	5.000%	12/1/28	1,010	1,066
	Vermont Economic Development Authority Mortgage Revenue	4.000%	5/1/33	1,000	846
	Vermont GO	5.000%	8/15/24	2,020	2,094
					5,135
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/25	45	46
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/26	115	118
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/27	170	175
					339
Virginia (0.7%)
	Arlington County VA GO	5.000%	6/15/24	4,510	4,655
[5]	Cutalong II Community Development Authority VA Special Assessment (Cutalong II Project)	4.000%	3/1/32	817	722
	Danville VA GO	4.000%	9/1/27	1,540	1,626
	Fairfax County Industrial Development Authority Health Care Revenue	5.000%	5/15/36	1,000	1,098
	Fairfax County VA GO	5.000%	10/1/23	1,255	1,275
	Hampton Roads VA Transportation Accountability Commission Revenue	5.000%	7/1/26	1,045	1,126
[5]	Hanover County VA Economic Development Authority Revenue (Covenant Woods)	4.000%	7/1/30	260	234
	James City County VA Economic Development Authority Revenue (Williamsburg Landing)	4.000%	12/1/35	225	193
	Mosaic VA District Community Development Authority Revenue	4.000%	3/1/33	750	776
	Norfolk VA GO Prere.	5.000%	9/1/24	1,090	1,130
	Norfolk VA GO Prere.	5.000%	9/1/24	1,345	1,394
	Norfolk VA Water Revenue	5.000%	11/1/34	1,155	1,270
	Richmond VA Public Utility Revenue	5.000%	1/15/28	1,000	1,068
	Stafford County VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/24	1,120	1,147
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/30	600	597
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/33	425	417
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/23	5,000	5,007
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	1,845	1,972
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35	1,500	1,406
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/42	1,000	1,110
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	5.000%	9/1/25	1,110	1,177
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	4.000%	9/1/36	2,130	2,191
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/26	1,405	1,515

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	1,280	1,315
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	1,750	1,798
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/23	740	749
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/36	5,035	5,786
	Virginia Public Building Authority Revenue	5.000%	11/1/31	95	95
	Virginia Public School Authority Revenue	5.000%	8/1/24	6,080	6,295
	Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/23	3,450	3,468
	Virginia Small Business Financing Authority Residential Care Facilities Revenue	4.000%	12/1/31	500	463
	Wise County VA Industrial development Authority Solid Waste & Sewage Disposal Revenue (Virginia Electric & Power Co. Project) PUT	0.750%	9/2/25	575	521
					53,596
Washington (1.7%)
	Bellingham WA Water & Sewer Revenue Refunding Bonds	5.000%	8/1/25	400	423
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/26	795	864
	Energy Northwest Washington Electric Revenue	5.000%	7/1/25	3,115	3,291
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31	1,225	1,289
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/38	5,895	6,482
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	4.000%	7/1/42	1,640	1,574
	Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/25	7,200	7,608
	Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/26	1,735	1,870
	King & Pierce Counties WA Wash School District No. 408 Auburn Unlimited Tax GO	3.000%	12/1/38	1,230	1,065
	King County WA GO	4.000%	12/1/32	1,500	1,553
	King County WA GO	4.000%	12/1/34	2,150	2,193
	King County WA Housing Authority Revenue	3.000%	6/1/40	1,000	808
	Port of Seattle WA Revenue	4.000%	6/1/37	3,000	3,028
[2]	Seattle WA Municipal Light & Power Refunding Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	3.910%	11/1/26	1,000	980
	Seattle WA Water System Improvement Revenue	4.000%	8/1/32	3,020	3,148
	Snohomish County WA School District No. 103 (Monroe) GO	5.000%	12/1/31	1,000	1,048
	Snoqualmie Valley WA King County School District No. 410 GO	5.000%	12/1/33	3,150	3,290
	University of Washington Revenue PUT	4.000%	8/1/27	2,435	2,526
	Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/26	5,000	5,232
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	1,000	1,044
	Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	1,500	1,536
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington Economic Development Finance Authority Lease Revenue (Washington Biomedical Research Properties 2)	5.000%	6/1/25	1,090	1,132
Washington GO	5.000%	6/1/23	2,000	2,017
Washington GO	5.000%	7/1/23	1,155	1,167
Washington GO	5.000%	7/1/25	1,500	1,550
Washington GO	5.000%	8/1/26	5,105	5,520
Washington GO	5.000%	8/1/27	1,000	1,056
Washington GO	4.000%	7/1/28	5,000	5,347
Washington GO	5.000%	7/1/28	2,000	2,087
Washington GO	4.000%	7/1/29	2,720	2,738
Washington GO	5.000%	7/1/30	1,100	1,144
Washington GO	5.000%	7/1/32	1,250	1,299
Washington GO	5.000%	8/1/34	1,750	1,833
Washington GO	5.000%	2/1/35	5,000	5,358
Washington GO	5.000%	8/1/36	2,150	2,342
Washington GO	5.000%	8/1/37	3,685	3,777
Washington GO	5.000%	2/1/38	2,205	2,464
Washington GO	5.000%	8/1/38	2,070	2,233
Washington GO	5.000%	2/1/39	2,000	2,163
Washington GO	5.000%	8/1/42	5,015	5,532
Washington GO	5.000%	8/1/43	2,000	2,115
Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/30	1,760	1,818
Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/32	1,750	1,859
Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/36	1,690	1,762
Washington Health Care Facilities Authority Revenue (CommonSpirit Health) PUT	5.000%	8/1/24	1,000	1,014
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/31	2,505	2,598
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/32	1,000	1,068
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/32	3,000	3,104
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/33	880	883
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.000%	10/1/35	1,000	1,037
Washington Higher Education Facilities Authority Revenue (Whitman College Project)	4.000%	1/1/36	1,685	1,735
Washington Higher Education Facilities Authority Revenue (Whitworth University Project)	4.000%	10/1/34	725	690
Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	4.000%	7/1/31	4,025	3,681
Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	3.000%	7/1/34	290	254
Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	5.000%	7/1/37	855	893

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington State Health Care Facilities Authority Revenue PUT	4.000%	10/1/30	3,500	3,592
	Washington State Housing Finance Commission Municipal Certificates Revenue	3.500%	12/20/35	2,632	2,319
					132,033
West Virginia (0.1%)
	West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/33	1,170	1,267
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37	1,545	1,569
	West Virginia GO	5.000%	12/1/35	1,000	1,084
	West Virginia GO	5.000%	6/1/36	1,000	1,076
	West Virginia GO	5.000%	6/1/38	2,500	2,696
	West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/37	1,315	1,401
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/29	765	803
	West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/33	845	929
					10,825
Wisconsin (1.0%)
	Madison WI Area Technical College GO	4.000%	3/1/25	1,835	1,884
	Madison WI GO	4.000%	10/1/26	1,500	1,573
	Milwaukee WI GO	5.000%	4/1/26	1,935	2,049
	Milwaukee WI GO	5.000%	4/1/29	1,110	1,224
	Public Finance Authority Health Care Facilities Revenue (Appalachian Regional Healthcare System Obligated Group)	5.000%	7/1/35	300	316
[5]	Public Finance Authority Revenue (Clover Garden School)	5.000%	6/15/32	360	352
	Public Finance Authority Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/26	1,000	1,002
	Public Finance Authority Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/30	1,160	1,167
[6]	Public Finance Authority Revenue (Eastern Michigan University Student Housing Project)	5.250%	7/1/34	1,000	1,126
	Public Finance Authority Revenue (Providence St. Joseph Health) PUT	4.000%	10/1/30	2,345	2,411
	Public Finance Authority Revenue (Texas Biomedical Research Institute Project)	5.000%	6/1/34	650	694
[4]	Wisconsin Center District Tax Revenue	0.000%	12/15/34	1,250	755
[4]	Wisconsin Center District Tax Revenue	0.000%	12/15/39	1,250	585
[10]	Wisconsin GO	5.000%	5/1/24	1,000	1,028
	Wisconsin GO	4.000%	5/1/33	1,665	1,724
	Wisconsin GO	5.000%	5/1/34	1,780	1,893
	Wisconsin GO	5.000%	5/1/34	3,880	4,310
	Wisconsin GO	5.000%	5/1/35	1,000	1,060
	Wisconsin GO	5.000%	5/1/36	2,000	2,084
	Wisconsin GO	5.000%	5/1/36	1,000	1,056
	Wisconsin GO	5.000%	5/1/38	1,740	1,866
	Wisconsin GO Prere.	5.000%	5/1/23	1,000	1,006
[2]	Wisconsin Health & Educational Facilities Authority Revenue (Advocate Aurora Health Credit Group) PUT, SIFMA Municipal Swap Index Yield + 0.550%	4.210%	7/26/23	1,000	1,000
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/31	1,065	1,129
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/34	1,540	1,559
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	5.000%	11/15/36	2,265	2,335
	Wisconsin Health & Educational Facilities Authority Revenue (Aspirus Inc. Obligated Group)	5.000%	8/15/25	1,670	1,685
	Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital Inc.)	5.000%	12/1/37	600	642
	Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital Inc.)	5.000%	12/1/41	1,875	1,958
	Wisconsin Health & Educational Facilities Authority Revenue (Children's Hospital of Wisconsin Inc.)	4.000%	8/15/31	1,010	1,029
[3]	Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.) VRDO	3.620%	1/3/23	18,600	18,600
	Wisconsin Health & Educational Facilities Authority Revenue (Oakwood Lutheran Senior Ministries)	4.000%	1/1/29	390	363
	Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	4.000%	12/15/39	1,595	1,557
	Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/32	740	761
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/28	750	805
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/30	1,085	1,127
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	4.000%	6/1/39	1,000	971
	Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/34	390	351
	Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/35	285	253
	Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/36	435	382
	Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/32	500	504
	Wisconsin Transportation Revenue	5.000%	7/1/31	1,525	1,679
	Wisconsin Transportation Revenue	5.000%	7/1/31	1,370	1,453
	Wisconsin Transportation Revenue Prere.	5.000%	7/1/24	2,755	2,845
					74,153
Wyoming (0.0%)
	Laramie County WY Hospital Revenue (Cheyenne Regional Medical Center Project)	4.000%	5/1/29	130	136

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Wyoming Municipal Power Agency Power Supply Revenue Prere.	5.000%	1/1/27	1,000	1,083
					1,219
Total Tax-Exempt Municipal Bonds (Cost $4,233,004)					4,042,695
Total Investments (99.2%) (Cost $5,921,473)					7,670,154
Other Assets and Liabilities—Net (0.8%)					58,760
Net Assets (100%)					7,728,914
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	Scheduled principal and interest payments are guaranteed by bank letter of credit.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, the aggregate value was $62,312,000, representing 0.8% of net assets.
6	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
8	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2022.
11	Step bond.
12	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13	Securities with a value of $254,000 have been segregated as initial margin for open futures contracts.
14	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
15	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
16	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
17	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
18	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
19	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
20	Non-income-producing security—security in default.
1M—1-month.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
REIT—Real Estate Investment Trust.
SIFMA—Securities Industry and Financial Markets Association.
SO—Special Obligation.
SOFR—Secured Overnight Financing Rate.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.

Tax-Managed Balanced Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2023	266	51,351	(1,035)

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Statement of Assets and Liabilities
As of December 31, 2022

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,911,752)	7,660,256
Affiliated Issuers (Cost $9,721)	9,898
Total Investments in Securities	7,670,154
Investment in Vanguard	289
Cash	23,427
Cash Collateral Pledged—Futures Contracts	2,786
Receivables for Investment Securities Sold	6,081
Receivables for Accrued Income	50,488
Receivables for Capital Shares Issued	6,225
Variation Margin Receivable—Futures Contracts	27
Total Assets	7,759,477
Liabilities
Payables for Investment Securities Purchased	19,059
Payables for Capital Shares Redeemed	11,057
Payables to Vanguard	306
Variation Margin Payable—Futures Contracts	141
Total Liabilities	30,563
Net Assets	7,728,914
At December 31, 2022, net assets consisted of:

Paid-in Capital	6,163,868
Total Distributable Earnings (Loss)	1,565,046
Net Assets	7,728,914

Net Assets
Applicable to 212,407,310 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,728,914
Net Asset Value Per Share	$36.39

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Statement of Operations

Year Ended December 31, 2022
($000)
Investment Income
Income
Dividends[1,2]	54,322
Interest	95,330
Total Income	149,652
Expenses
The Vanguard Group—Note B
Investment Advisory Services	383
Management and Administrative	6,355
Marketing and Distribution	341
Custodian Fees	10
Auditing Fees	28
Shareholders’ Reports	85
Trustees’ Fees and Expenses	3
Other Expenses	16
Total Expenses	7,221
Net Investment Income	142,431
Realized Net Gain (Loss)
Investment Securities Sold[1,3]	(115,099)
Futures Contracts	3,303
Realized Net Gain (Loss)	(111,796)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(1,168,464)
Futures Contracts	(2,807)
Change in Unrealized Appreciation (Depreciation)	(1,171,271)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,140,636)
1	Dividend income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated company of the fund were $388,000, ($2,509,000), and ($1,021,000), respectively. Purchases and sales were $155,788,000 and $198,316,000, respectively.
2	Dividends are net of foreign withholding taxes of $8,000.
3	Includes $415,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	142,431	120,069
Realized Net Gain (Loss)	(111,796)	56,006
Change in Unrealized Appreciation (Depreciation)	(1,171,271)	776,797
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,140,636)	952,872
Distributions
Total Distributions	(142,355)	(114,715)
Capital Share Transactions
Issued	1,244,824	1,671,876
Issued in Lieu of Cash Distributions	116,995	94,308
Redeemed	(1,165,577)	(647,530)
Net Increase (Decrease) from Capital Share Transactions	196,242	1,118,654
Total Increase (Decrease)	(1,086,749)	1,956,811
Net Assets
Beginning of Period	8,815,663	6,858,852
End of Period	7,728,914	8,815,663

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$42.43	$38.06	$34.25	$29.65	$30.73
Investment Operations
Net Investment Income[1]	.673	.620	.658	.701	.688
Net Realized and Unrealized Gain (Loss) on Investments	(6.040)	4.335	3.808	4.603	(1.110)
Total from Investment Operations	(5.367)	4.955	4.466	5.304	(.422)
Distributions
Dividends from Net Investment Income[2]	(.673)	(.585)	(.656)	(.704)	(.658)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.673)	(.585)	(.656)	(.704)	(.658)
Net Asset Value, End of Period	$36.39	$42.43	$38.06	$34.25	$29.65
Total Return[3]	-12.66%	13.10%	13.30%	18.01%	-1.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,729	$8,816	$6,859	$5,809	$4,370
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.78%	1.53%	1.90%	2.16%	2.22%
Portfolio Turnover Rate[4]	22%	6%	20%	12%	11%
1	Calculated based on average shares outstanding.
2	For tax purposes, nontaxable dividends represent 63%, 63%, 62%, 61%, 61%, and 61% of dividends from net investment income.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Notes to Financial Statements
Vanguard Tax-Managed Balanced Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Tax-Managed Balanced Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2022, the fund had contributed to Vanguard capital in the amount of $289,000, representing less than 0.01% of the fund’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Tax-Managed Balanced Fund
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,627,459	—	—	3,627,459
Tax-Exempt Municipal Bonds	—	4,042,695	—	4,042,695
Total	3,627,459	4,042,695	—	7,670,154

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	1,035	—	—	1,035
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	421
Total Distributable Earnings (Loss)	(421)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	1,283
Undistributed Ordinary Income	464
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(185,790)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	1,749,089
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2022 Amount ($000)	2021 Amount ($000)
Tax-Exempt Income	90,007	72,217
Ordinary Income	52,348	42,498
Long-Term Capital Gains	—	—
Total	142,355	114,715

Tax-Managed Balanced Fund
As of December 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,921,065
Gross Unrealized Appreciation	1,989,619
Gross Unrealized Depreciation	(240,530)
Net Unrealized Appreciation (Depreciation)	1,749,089
E.  During the year ended December 31, 2022, the fund purchased $2,292,871,000 of investment securities and sold $1,745,255,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $2,989,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2022, such purchases were $249,916,000 and sales were $485,804,000, resulting in net realized gain of $45,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital shares issued and redeemed were:
	Year Ended December 31,
	2022	2021
	Shares (000)	Shares (000)
Issued	32,460	41,347
Issued in Lieu of Cash Distributions	3,174	2,319
Redeemed	(31,005)	(16,078)
Net Increase (Decrease) in Shares Outstanding	4,629	27,588
G.  Management has determined that no events or transactions occurred subsequent to December 31, 2022, that would require recognition or disclosure in these financial statements.

Tax-Managed Capital Appreciation Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2012, Through December 31, 2022
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Tax-Managed Capital Appreciation Fund Admiral Shares	-19.06%	9.21%	12.53%	$32,566
Russell 1000 Index	-19.13	9.13	12.37	32,109
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	31,151

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Tax-Managed Capital Appreciation Fund Institutional Shares	-19.04%	9.23%	12.57%	$16,333,806
Russell 1000 Index	-19.13	9.13	12.37	16,054,660
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	15,575,514
See Financial Highlights for dividend and capital gains information.

Tax-Managed Capital Appreciation Fund
Fund Allocation
As of December 31, 2022
Basic Materials	2.1%
Consumer Discretionary	13.6
Consumer Staples	6.1
Energy	5.3
Financials	11.7
Health Care	14.5
Industrials	13.7
Real Estate	3.2
Technology	24.2
Telecommunications	2.4
Utilities	3.2
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Tax-Managed Capital Appreciation Fund
Financial Statements
Schedule of Investments
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (2.1%)
	Linde plc	205,547	67,045
	Freeport-McMoRan Inc.	587,143	22,312
	Albemarle Corp.	98,961	21,461
	Air Products and Chemicals Inc.	63,253	19,498
	FMC Corp.	138,121	17,238
	Alcoa Corp.	363,851	16,544
	Ecolab Inc.	113,298	16,492
	Newmont Corp.	314,138	14,827
	Fastenal Co.	261,986	12,397
	Mosaic Co.	259,163	11,370
	LyondellBasell Industries NV Class A	122,525	10,173
	Celanese Corp. Class A	96,133	9,829
	Nucor Corp.	73,100	9,635
	Reliance Steel & Aluminum Co.	45,502	9,211
	Southern Copper Corp.	151,825	9,169
	Dow Inc.	121,066	6,101
	Steel Dynamics Inc.	61,902	6,048
	International Flavors & Fragrances Inc.	41,799	4,382
	CF Industries Holdings Inc.	45,426	3,870
*	Cleveland-Cliffs Inc.	214,392	3,454
	Element Solutions Inc.	178,298	3,243
	Scotts Miracle-Gro Co.	48,965	2,379
	Hexcel Corp.	34,752	2,045
	Westlake Corp.	18,450	1,892
	Eastman Chemical Co.	18,581	1,513
*	Univar Solutions Inc.	46,786	1,488
	Avery Dennison Corp.	7,027	1,272
	International Paper Co.	35,745	1,238
*	MP Materials Corp.	37,534	911
	Royal Gold Inc.	7,388	833
	United States Steel Corp.	24,784	621
	Ashland Inc.	2,950	317
	Sylvamo Corp.	3,516	171
	Timken Co.	248	18
	Valvoline Inc.	549	18
	Olin Corp.	307	16
	NewMarket Corp.	39	12
	Huntsman Corp.	376	10
	Chemours Co.	273	8
			309,061
Consumer Discretionary (13.6%)
*	Amazon.com Inc.	3,659,609	307,407
*	Tesla Inc.	1,048,383	129,140
	Home Depot Inc.	401,901	126,944
	Walmart Inc.	600,158	85,096
	Costco Wholesale Corp.	185,713	84,778
	McDonald's Corp.	277,959	73,251
*	Walt Disney Co.	756,811	65,752
	Lowe's Cos. Inc.	294,102	58,597
	NIKE Inc. Class B	457,419	53,523
*	Netflix Inc.	181,437	53,502
	Starbucks Corp.	477,271	47,345
*	AutoZone Inc.	17,302	42,670
*	O'Reilly Automotive Inc.	48,562	40,988
*	Copart Inc.	622,264	37,890
		Shares	Market Value• ($000)
	TJX Cos. Inc.	413,488	32,914
*	Booking Holdings Inc.	14,861	29,949
	Estee Lauder Cos. Inc. Class A	120,274	29,841
	Marriott International Inc. Class A	187,115	27,860
	Activision Blizzard Inc.	322,821	24,712
	Ross Stores Inc.	209,421	24,308
	Target Corp.	161,353	24,048
	Dollar General Corp.	80,381	19,794
	DR Horton Inc.	219,890	19,601
	General Motors Co.	576,445	19,392
*	Uber Technologies Inc.	765,166	18,923
	Ford Motor Co.	1,603,761	18,652
	Yum! Brands Inc.	142,313	18,227
*	Dollar Tree Inc.	122,634	17,345
*	NVR Inc.	3,412	15,738
*	Capri Holdings Ltd.	272,263	15,606
	eBay Inc.	353,246	14,649
*	Chipotle Mexican Grill Inc. Class A	10,446	14,494
	Electronic Arts Inc.	113,009	13,807
	Tempur Sealy International Inc.	387,514	13,303
*	Airbnb Inc. Class A	154,969	13,250
	Lennar Corp. Class A	135,883	12,297
	Yum China Holdings Inc.	220,892	12,072
*	Lululemon Athletica Inc.	35,930	11,511
	Hilton Worldwide Holdings Inc.	85,474	10,801
	PulteGroup Inc.	225,049	10,246
*	Delta Air Lines Inc.	307,256	10,096
	Darden Restaurants Inc.	69,471	9,610
*	Southwest Airlines Co.	284,152	9,567
*	Aptiv plc	100,452	9,355
*	Warner Bros Discovery Inc.	978,936	9,280
	Interpublic Group of Cos. Inc.	260,110	8,664
*	CarMax Inc.	141,087	8,591
	Gentex Corp.	304,013	8,290
*	AutoNation Inc.	75,516	8,103
	PVH Corp.	111,051	7,839
*	Trade Desk Inc. Class A	173,822	7,792
*	Live Nation Entertainment Inc.	110,419	7,701
	Advance Auto Parts Inc.	51,534	7,577
*	Take-Two Interactive Software Inc.	69,744	7,262
*	Hyatt Hotels Corp. Class A	77,726	7,030
*	Ulta Beauty Inc.	14,835	6,959
*	Las Vegas Sands Corp.	137,692	6,619
	MGM Resorts International	181,356	6,081
*	Expedia Group Inc.	67,567	5,919
*	Liberty Media Corp.-Liberty Formula One Class C	91,472	5,468
*	Liberty Media Corp.-Liberty SiriusXM Class C	136,009	5,322
*	ROBLOX Corp. Class A	182,268	5,187
*	United Airlines Holdings Inc.	135,198	5,097
	Tractor Supply Co.	22,460	5,053
*	Burlington Stores Inc.	24,710	5,010
	Toll Brothers Inc.	95,872	4,786
	Hasbro Inc.	77,134	4,706
*	Spotify Technology SA	58,081	4,586
*	Royal Caribbean Cruises Ltd.	92,760	4,585
	BorgWarner Inc.	113,602	4,572
*	BJ's Wholesale Club Holdings Inc.	67,123	4,441
*	American Airlines Group Inc.	339,925	4,324

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Omnicom Group Inc.	50,701	4,136
*	Rivian Automotive Inc. Class A	220,577	4,065
	Fox Corp. Class A	128,594	3,905
	Vail Resorts Inc.	16,007	3,815
*	Liberty Media Corp.-Liberty SiriusXM Class A	90,822	3,570
	Best Buy Co. Inc.	43,840	3,516
*	Wynn Resorts Ltd.	42,329	3,491
*	Floor & Decor Holdings Inc. Class A	48,673	3,389
	LKQ Corp.	59,159	3,160
*	Five Below Inc.	17,579	3,109
	Sirius XM Holdings Inc.	530,118	3,096
	Lear Corp.	24,522	3,041
*	IAA Inc.	73,720	2,949
*	Norwegian Cruise Line Holdings Ltd.	239,315	2,929
	News Corp. Class A	153,012	2,785
	Genuine Parts Co.	15,989	2,774
	Nexstar Media Group Inc. Class A	15,477	2,709
*	Liberty Media Corp.-Liberty Formula One Class A	48,561	2,595
	Ralph Lauren Corp. Class A	24,166	2,554
*	Planet Fitness Inc. Class A	32,390	2,552
	Paramount Global Class B	143,037	2,414
	VF Corp.	86,213	2,380
*	Skechers USA Inc. Class A	55,679	2,336
	Polaris Inc.	23,114	2,335
	Foot Locker Inc.	60,495	2,286
	Harley-Davidson Inc.	54,931	2,285
	New York Times Co. Class A	68,276	2,216
	Pool Corp.	7,246	2,191
*	Mattel Inc.	118,231	2,109
*	Etsy Inc.	16,913	2,026
	Aramark	46,461	1,921
	U-Haul Holding Co.	34,200	1,880
*	Caesars Entertainment Inc.	44,463	1,850
*	GameStop Corp. Class A	98,684	1,822
*	Bright Horizons Family Solutions Inc.	27,448	1,732
	Domino's Pizza Inc.	4,900	1,697
	Fox Corp. Class B	59,280	1,687
*	Grand Canyon Education Inc.	14,445	1,526
*	Alaska Air Group Inc.	35,228	1,513
*	Lucid Group Inc.	219,892	1,502
	Madison Square Garden Sports Corp.	7,890	1,446
*	Coty Inc. Class A	165,907	1,420
	Hanesbrands Inc.	202,225	1,286
	World Wrestling Entertainment Inc. Class A	17,870	1,224
*	Ollie's Bargain Outlet Holdings Inc.	25,862	1,211
	Carter's Inc.	15,864	1,184
*	TripAdvisor Inc.	65,674	1,181
*	Hertz Global Holdings Inc.	69,735	1,073
*	SiteOne Landscape Supply Inc.	8,907	1,045
	Thor Industries Inc.	13,531	1,021
	News Corp. Class B	50,143	925
	Williams-Sonoma Inc.	7,893	907
*	Carnival Corp.	108,650	876
*	AMC Entertainment Holdings Inc. Class A	213,761	870
*	JetBlue Airways Corp.	132,922	861
	Lennar Corp. Class B	10,972	821
*	Under Armour Inc. Class C	83,204	742
*	Avis Budget Group Inc.	3,600	590
	Kohl's Corp.	19,433	491
*	Copa Holdings SA Class A	5,903	491
*	Lyft Inc. Class A	43,861	483
	Nordstrom Inc.	28,246	456
*	Leslie's Inc.	37,152	454
*	Playtika Holding Corp.	42,885	365
	Paramount Global Class A	16,937	332
*	DraftKings Inc. Class A	29,042	331
*	Under Armour Inc. Class A	30,184	307
		Shares	Market Value• ($000)
	Garmin Ltd.	3,130	289
*	Wayfair Inc. Class A	8,312	273
	U-Haul Holding Co.	3,800	229
	Service Corp. International	3,239	224
	Wendy's Co.	9,127	207
*	Petco Health & Wellness Co. Inc. Class A	17,166	163
*	Qurate Retail Inc. Class A	66,349	108
*	Deckers Outdoor Corp.	239	95
*	Driven Brands Holdings Inc.	2,623	72
*	YETI Holdings Inc.	1,583	65
*	Mister Car Wash Inc.	6,310	58
*	Six Flags Entertainment Corp.	2,181	51
*	Victoria's Secret & Co.	1,402	50
*	Figs Inc. Class A	6,157	41
*	Carvana Co. Class A	8,455	40
	Boyd Gaming Corp.	720	39
	Churchill Downs Inc.	180	38
	Rollins Inc.	985	36
	Lithia Motors Inc. Class A	130	27
	Choice Hotels International Inc.	227	26
	Dick's Sporting Goods Inc.	200	24
	Columbia Sportswear Co.	235	21
	Wyndham Hotels & Resorts Inc.	241	17
	Penske Automotive Group Inc.	140	16
	Marriott Vacations Worldwide Corp.	109	15
	Tapestry Inc.	268	10
	H&R Block Inc.	250	9
	Gap Inc.	674	8
	Travel + Leisure Co.	213	8
	Whirlpool Corp.	49	7
	Leggett & Platt Inc.	188	6
	Newell Brands Inc.	352	5
			2,034,213
Consumer Staples (6.1%)
	Procter & Gamble Co.	966,761	146,522
	PepsiCo Inc.	549,475	99,268
	Coca-Cola Co.	1,448,534	92,141
	Philip Morris International Inc.	553,688	56,039
	CVS Health Corp.	442,664	41,252
	Mondelez International Inc. Class A	593,003	39,524
*	Monster Beverage Corp.	296,947	30,149
	Colgate-Palmolive Co.	376,028	29,627
	McKesson Corp.	69,291	25,992
	Archer-Daniels-Midland Co.	236,468	21,956
	Constellation Brands Inc. Class A	79,903	18,518
	Kroger Co.	412,774	18,401
	Hershey Co.	78,828	18,254
	AmerisourceBergen Corp.	108,183	17,927
	Corteva Inc.	285,638	16,790
	Altria Group Inc.	361,990	16,547
	McCormick & Co. Inc. (Non-Voting)	173,197	14,356
	Sysco Corp.	180,105	13,769
	Church & Dwight Co. Inc.	170,662	13,757
	Kimberly-Clark Corp.	98,134	13,322
	Keurig Dr Pepper Inc.	355,111	12,663
	General Mills Inc.	148,430	12,446
	Brown-Forman Corp. Class B	186,683	12,261
	Hormel Foods Corp.	225,258	10,260
	Tyson Foods Inc. Class A	164,318	10,229
	Walgreens Boots Alliance Inc.	267,713	10,002
	Clorox Co.	69,726	9,785
	J M Smucker Co.	48,718	7,720
	Spectrum Brands Holdings Inc.	111,492	6,792
	Lamb Weston Holdings Inc.	71,576	6,396
	Casey's General Stores Inc.	27,851	6,248
	Campbell Soup Co.	103,939	5,899
	Bunge Ltd.	56,862	5,673

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Ingredion Inc.	55,014	5,388
*	Darling Ingredients Inc.	78,771	4,930
*	Performance Food Group Co.	81,676	4,769
	Molson Coors Beverage Co. Class B	72,858	3,754
	Kraft Heinz Co.	83,527	3,400
*	US Foods Holding Corp.	96,293	3,276
*	Post Holdings Inc.	36,003	3,250
	Albertsons Cos. Inc. Class A	126,210	2,618
*	Boston Beer Co. Inc. Class A	6,705	2,209
	Kellogg Co.	27,247	1,941
*	Pilgrim's Pride Corp.	75,106	1,782
	Seaboard Corp.	352	1,329
*	Freshpet Inc.	24,373	1,286
	Brown-Forman Corp. Class A	18,956	1,247
*	Grocery Outlet Holding Corp.	36,693	1,071
*	Olaplex Holdings Inc.	128,903	672
	Flowers Foods Inc.	8,974	258
	Conagra Brands Inc.	4,077	158
	Reynolds Consumer Products Inc.	413	12
			903,835
Energy (5.3%)
	Exxon Mobil Corp.	1,581,338	174,422
	Chevron Corp.	733,703	131,692
	ConocoPhillips	516,224	60,914
	Occidental Petroleum Corp.	608,144	38,307
	Devon Energy Corp.	509,073	31,313
	Schlumberger Ltd.	583,237	31,180
	EOG Resources Inc.	235,646	30,521
	Cheniere Energy Inc.	178,438	26,759
	Marathon Petroleum Corp.	225,731	26,273
	Pioneer Natural Resources Co.	91,866	20,981
	Valero Energy Corp.	164,848	20,913
	EQT Corp.	497,639	16,835
	Phillips 66	160,889	16,745
	Hess Corp.	112,281	15,924
	Halliburton Co.	396,957	15,620
	NOV Inc.	695,715	14,533
*	Enphase Energy Inc.	53,459	14,164
	Diamondback Energy Inc.	90,915	12,435
	Marathon Oil Corp.	396,765	10,740
	Baker Hughes Co. Class A	349,011	10,306
	APA Corp.	206,479	9,638
	Williams Cos. Inc.	279,777	9,205
	Coterra Energy Inc.	369,433	9,077
*	First Solar Inc.	48,418	7,253
	Targa Resources Corp.	91,406	6,718
	Texas Pacific Land Corp.	2,411	5,652
*	Antero Resources Corp.	121,578	3,768
	Ovintiv Inc.	70,964	3,599
	HF Sinclair Corp.	56,712	2,943
	Range Resources Corp.	108,753	2,721
*	Southwestern Energy Co.	460,309	2,693
	DT Midstream Inc.	40,621	2,245
*	Plug Power Inc.	179,709	2,223
	PDC Energy Inc.	30,692	1,948
	ONEOK Inc.	18,367	1,207
	Antero Midstream Corp.	96,938	1,046
	New Fortress Energy Inc.	11,602	492
*	Fluence Energy Inc. Class A	4,896	84
	Kinder Morgan Inc.	312	6
			793,095
Financials (11.7%)
*	Berkshire Hathaway Inc. Class B	751,785	232,226
	JPMorgan Chase & Co.	1,169,087	156,775
	Bank of America Corp.	3,107,121	102,908
	Morgan Stanley	860,182	73,133
		Shares	Market Value• ($000)
	Wells Fargo & Co.	1,571,233	64,876
	Charles Schwab Corp.	633,859	52,775
	S&P Global Inc.	136,371	45,676
	Goldman Sachs Group Inc.	131,448	45,137
	MSCI Inc. Class A	88,052	40,959
	Aon plc Class A	122,730	36,836
	Progressive Corp.	273,358	35,457
	Citigroup Inc.	778,874	35,228
	BlackRock Inc.	48,984	34,712
	Marsh & McLennan Cos. Inc.	173,872	28,772
	Chubb Ltd.	127,383	28,101
	Intercontinental Exchange Inc.	255,235	26,185
	Ameriprise Financial Inc.	80,662	25,116
	Aflac Inc.	311,417	22,403
	Moody's Corp.	77,633	21,630
	American International Group Inc.	327,648	20,720
	Nasdaq Inc.	319,797	19,620
	Brown & Brown Inc.	341,058	19,430
*	Arch Capital Group Ltd.	303,617	19,061
	PNC Financial Services Group Inc.	116,652	18,424
	CME Group Inc.	109,349	18,388
	Discover Financial Services	185,147	18,113
	W R Berkley Corp.	244,930	17,775
	Travelers Cos. Inc.	94,766	17,768
	US Bancorp	389,971	17,007
	Allstate Corp.	108,743	14,746
	Truist Financial Corp.	340,772	14,663
	Raymond James Financial Inc.	132,707	14,180
	Prudential Financial Inc.	140,884	14,012
	First Republic Bank	104,501	12,738
	Globe Life Inc.	102,186	12,319
	State Street Corp.	157,461	12,214
	MetLife Inc.	160,593	11,622
	Commerce Bancshares Inc.	158,595	10,796
	SLM Corp.	646,586	10,733
*	Markel Corp.	8,076	10,640
	M&T Bank Corp.	72,268	10,483
	Fifth Third Bancorp	314,536	10,320
	KKR & Co. Inc.	222,095	10,310
	Popular Inc.	153,668	10,191
	T. Rowe Price Group Inc.	90,620	9,883
	Arthur J Gallagher & Co.	51,171	9,648
	Assurant Inc.	76,527	9,570
	Principal Financial Group Inc.	109,328	9,175
	East West Bancorp Inc.	134,007	8,831
	White Mountains Insurance Group Ltd.	6,215	8,790
	Zions Bancorp NA	171,375	8,425
	Reinsurance Group of America Inc.	59,104	8,398
	Apollo Global Management Inc.	125,719	8,020
	Citizens Financial Group Inc.	203,567	8,014
	Broadridge Financial Solutions Inc.	57,129	7,663
	Willis Towers Watson plc	31,075	7,600
	KeyCorp	411,095	7,161
	SEI Investments Co.	122,255	7,127
	Bank of New York Mellon Corp.	154,389	7,028
	Hanover Insurance Group Inc.	48,707	6,582
	Blackstone Inc.	84,743	6,287
	Cullen/Frost Bankers Inc.	46,483	6,215
	Voya Financial Inc.	97,876	6,018
	LPL Financial Holdings Inc.	27,341	5,910
	Loews Corp.	99,510	5,804
*	Brighthouse Financial Inc.	112,962	5,792
	Hartford Financial Services Group Inc.	71,498	5,422
	Wintrust Financial Corp.	61,743	5,219
*	SVB Financial Group	22,385	5,152
	Signature Bank	38,546	4,441
	OneMain Holdings Inc.	127,507	4,247

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Lincoln National Corp.	137,596	4,227
	Huntington Bancshares Inc.	295,471	4,166
	American Financial Group Inc.	29,602	4,064
	BOK Financial Corp.	38,778	4,025
	Interactive Brokers Group Inc. Class A	55,424	4,010
	First Citizens BancShares Inc. Class A	4,710	3,572
	Rithm Capital Corp.	426,170	3,482
	Webster Financial Corp.	73,560	3,482
	First Horizon Corp.	139,824	3,426
	RenaissanceRe Holdings Ltd.	18,039	3,323
	Jefferies Financial Group Inc.	95,564	3,276
	MGIC Investment Corp.	202,775	2,636
	CNA Financial Corp.	62,286	2,633
	Northern Trust Corp.	29,195	2,583
	MarketAxess Holdings Inc.	9,103	2,539
	Pinnacle Financial Partners Inc.	29,964	2,199
	Stifel Financial Corp.	37,286	2,176
	Starwood Property Trust Inc.	111,103	2,036
	FNB Corp.	141,348	1,845
*	Credit Acceptance Corp.	3,496	1,658
	Western Alliance Bancorp	22,469	1,338
	Bank of Hawaii Corp.	15,884	1,232
	Fidelity National Financial Inc.	29,762	1,120
*	Coinbase Global Inc. Class A	26,900	952
	Ally Financial Inc.	38,372	938
	TFS Financial Corp.	60,552	873
	Assured Guaranty Ltd.	13,487	840
	Lazard Ltd. Class A	18,791	651
	FactSet Research Systems Inc.	1,331	534
	Cboe Global Markets Inc.	4,214	529
	Morningstar Inc.	2,283	494
	New York Community Bancorp Inc.	50,648	436
	Affiliated Managers Group Inc.	2,288	362
	Rocket Cos. Inc. Class A	33,000	231
	Kemper Corp.	4,492	221
	Primerica Inc.	1,168	166
	Erie Indemnity Co. Class A	316	79
	Corebridge Financial Inc.	2,779	56
	Tradeweb Markets Inc. Class A	683	44
*	F&G Annuities & Life Inc.	2,023	40
	Everest Re Group Ltd.	52	17
	Cincinnati Financial Corp.	125	13
	Evercore Inc. Class A	113	12
	Prosperity Bancshares Inc.	163	12
	Bank OZK	264	11
	Unum Group	264	11
	Regions Financial Corp.	466	10
	Axis Capital Holdings Ltd.	190	10
	Ares Management Corp. Class A	140	10
	First American Financial Corp.	166	9
	Old Republic International Corp.	371	9
	Synovus Financial Corp.	234	9
	Comerica Inc.	114	8
	First Hawaiian Inc.	319	8
	Invesco Ltd.	453	8
	Carlyle Group Inc.	269	8
	Franklin Resources Inc.	280	7
	PacWest Bancorp	319	7
	Virtu Financial Inc. Class A	339	7
	Umpqua Holdings Corp.	390	7
	Janus Henderson Group plc	213	5
	AGNC Investment Corp.	283	3
	Annaly Capital Management Inc.	130	3
	Equitable Holdings Inc.	2	—
			1,740,298
Health Care (14.5%)
	UnitedHealth Group Inc.	365,129	193,584
		Shares	Market Value• ($000)
	Johnson & Johnson	1,037,615	183,295
	Eli Lilly & Co.	320,049	117,087
	Merck & Co. Inc.	982,793	109,041
	Pfizer Inc.	2,097,770	107,490
	AbbVie Inc.	626,702	101,281
	Thermo Fisher Scientific Inc.	152,047	83,731
	Abbott Laboratories	636,917	69,927
	Danaher Corp.	259,597	68,902
	Bristol-Myers Squibb Co.	892,947	64,248
	Amgen Inc.	237,310	62,327
	Cigna Corp.	157,932	52,329
	Elevance Health Inc.	101,440	52,036
	Gilead Sciences Inc.	454,489	39,018
*	Intuitive Surgical Inc.	144,524	38,349
	Zoetis Inc. Class A	250,784	36,752
	Medtronic plc	472,509	36,723
*	Boston Scientific Corp.	745,087	34,475
*	Vertex Pharmaceuticals Inc.	115,911	33,473
	Humana Inc.	64,083	32,823
	Becton Dickinson & Co.	124,469	31,652
	Agilent Technologies Inc.	203,098	30,394
*	Regeneron Pharmaceuticals Inc.	40,725	29,383
	Stryker Corp.	114,791	28,065
*	Moderna Inc.	130,007	23,352
	HCA Healthcare Inc.	87,355	20,962
*	Centene Corp.	239,059	19,605
*	Biogen Inc.	68,088	18,855
*	Edwards Lifesciences Corp.	247,248	18,447
	Laboratory Corp. of America Holdings	69,185	16,292
*	Charles River Laboratories International Inc.	74,470	16,227
*	Dexcom Inc.	143,156	16,211
*	IQVIA Holdings Inc.	74,231	15,209
	PerkinElmer Inc.	106,930	14,994
	Bio-Techne Corp.	180,604	14,968
	Cooper Cos. Inc.	41,909	13,858
*	IDEXX Laboratories Inc.	32,934	13,436
*	Alnylam Pharmaceuticals Inc.	55,289	13,139
*	Illumina Inc.	60,634	12,260
	Zimmer Biomet Holdings Inc.	95,477	12,173
*	QIAGEN NV	227,726	11,357
	Bruker Corp.	164,181	11,222
	Cardinal Health Inc.	142,982	10,991
	Quest Diagnostics Inc.	69,413	10,859
*	Horizon Therapeutics plc	90,775	10,330
*	Henry Schein Inc.	123,189	9,839
*	Hologic Inc.	130,395	9,755
	ResMed Inc.	45,887	9,550
	Teleflex Inc.	37,695	9,410
	Baxter International Inc.	180,128	9,181
*	Veeva Systems Inc. Class A	53,563	8,644
*	Seagen Inc.	66,982	8,608
	Universal Health Services Inc. Class B	59,942	8,445
*	Molina Healthcare Inc.	24,479	8,083
*	Incyte Corp.	92,035	7,392
*	Insulet Corp.	24,894	7,329
*	BioMarin Pharmaceutical Inc.	70,394	7,285
*	United Therapeutics Corp.	22,086	6,142
*	Sarepta Therapeutics Inc.	46,100	5,974
*	Align Technology Inc.	27,285	5,754
	STERIS plc	31,012	5,728
*	Avantor Inc.	249,262	5,257
*	Bio-Rad Laboratories Inc. Class A	11,752	4,942
	West Pharmaceutical Services Inc.	17,994	4,235
*	Acadia Healthcare Co. Inc.	46,732	3,847
*	Penumbra Inc.	16,898	3,759
*	Exact Sciences Corp.	72,536	3,591
*	Repligen Corp.	20,703	3,505

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	Neurocrine Biosciences Inc.	29,271	3,496
*	Jazz Pharmaceuticals plc	21,746	3,464
*	Ionis Pharmaceuticals Inc.	86,428	3,264
	DENTSPLY SIRONA Inc.	89,184	2,840
	Organon & Co.	98,840	2,761
*	DaVita Inc.	36,846	2,751
*	Catalent Inc.	57,307	2,579
*	Novocure Ltd.	32,388	2,376
*	Masimo Corp.	15,705	2,324
	Viatris Inc.	206,750	2,301
*	Tenet Healthcare Corp.	43,940	2,144
*	Exelixis Inc.	131,511	2,109
*	Envista Holdings Corp.	61,734	2,079
	Royalty Pharma plc Class A	49,228	1,946
*	Integra LifeSciences Holdings Corp.	31,728	1,779
*	Globus Medical Inc. Class A	23,719	1,762
*	QuidelOrtho Corp.	20,474	1,754
*	Elanco Animal Health Inc.	131,740	1,610
*	Syneos Health Inc.	43,760	1,605
*	Teladoc Health Inc.	62,004	1,466
*	Enovis Corp.	21,071	1,128
*	Amedisys Inc.	13,268	1,108
	Chemed Corp.	1,985	1,013
	Premier Inc. Class A	23,831	834
	Embecta Corp.	30,882	781
*	ICU Medical Inc.	4,530	713
*	Maravai LifeSciences Holdings Inc. Class A	44,546	637
*	Tandem Diabetes Care Inc.	13,826	622
*	Ginkgo Bioworks Holdings Inc. Class A	339,520	574
*	Novavax Inc.	46,500	478
*	Mirati Therapeutics Inc.	7,000	317
*	Oak Street Health Inc.	14,604	314
	Encompass Health Corp.	4,985	298
*	Guardant Health Inc.	6,582	179
*	Signify Health Inc. Class A	5,826	167
	Perrigo Co. plc	4,469	152
*	Natera Inc.	2,900	117
*	Zimvie Inc.	7,776	73
*	Ultragenyx Pharmaceutical Inc.	1,517	70
*	agilon health Inc.	3,158	51
*	Certara Inc.	3,035	49
*	Enhabit Inc.	2,492	33
*	Azenta Inc.	488	28
*	Sotera Health Co.	3,096	26
			2,163,559
Industrials (13.6%)
	Visa Inc. Class A	683,104	141,922
	Mastercard Inc. Class A	357,470	124,303
	Accenture plc Class A	258,904	69,086
	Union Pacific Corp.	254,904	52,783
	Honeywell International Inc.	229,942	49,277
	Raytheon Technologies Corp.	457,310	46,152
	Deere & Co.	97,500	41,804
*	Boeing Co.	217,573	41,445
	Caterpillar Inc.	169,239	40,543
	United Parcel Service Inc. Class B	230,234	40,024
	American Express Co.	267,257	39,487
	General Electric Co.	454,373	38,072
	Northrop Grumman Corp.	68,694	37,480
*	Mettler-Toledo International Inc.	24,927	36,031
*	PayPal Holdings Inc.	491,690	35,018
	Old Dominion Freight Line Inc.	123,305	34,991
	Cintas Corp.	74,348	33,577
*	Fiserv Inc.	319,684	32,310
	CSX Corp.	998,551	30,935
	Illinois Tool Works Inc.	136,669	30,108
	Sherwin-Williams Co.	124,801	29,619
		Shares	Market Value• ($000)
	Norfolk Southern Corp.	117,015	28,835
	Lockheed Martin Corp.	56,668	27,568
	Automatic Data Processing Inc.	115,159	27,507
	General Dynamics Corp.	110,221	27,347
	TransDigm Group Inc.	40,774	25,673
	Verisk Analytics Inc. Class A	138,233	24,387
	3M Co.	192,318	23,063
*	Waters Corp.	62,836	21,526
*	Keysight Technologies Inc.	125,516	21,472
	Global Payments Inc.	214,821	21,336
	AMETEK Inc.	151,988	21,236
	Eaton Corp. plc	129,381	20,306
	Parker-Hannifin Corp.	65,817	19,153
	FedEx Corp.	109,576	18,979
	IDEX Corp.	77,994	17,808
	Jacobs Solutions Inc.	140,836	16,910
	Fidelity National Information Services Inc.	244,766	16,607
	L3Harris Technologies Inc.	78,249	16,292
	Martin Marietta Materials Inc.	47,278	15,979
	Toro Co.	140,216	15,872
	Vulcan Materials Co.	88,751	15,541
	Emerson Electric Co.	161,076	15,473
	AGCO Corp.	104,696	14,520
	PACCAR Inc.	145,164	14,367
	Equifax Inc.	72,898	14,168
	Expeditors International of Washington Inc.	135,919	14,125
	Carlisle Cos. Inc.	58,725	13,839
	JB Hunt Transport Services Inc.	78,035	13,606
	WW Grainger Inc.	23,844	13,263
	Carrier Global Corp.	307,603	12,689
	Landstar System Inc.	77,810	12,675
	Cummins Inc.	51,256	12,419
	Otis Worldwide Corp.	154,499	12,099
	Crown Holdings Inc.	142,174	11,688
	Eagle Materials Inc.	87,864	11,673
*	Block Inc. Class A	179,560	11,284
	Ball Corp.	211,487	10,815
	DuPont de Nemours Inc.	153,582	10,540
	Textron Inc.	144,654	10,241
	Huntington Ingalls Industries Inc.	43,737	10,089
	Xylem Inc.	89,582	9,905
*	Zebra Technologies Corp. Class A	37,966	9,735
	Fortive Corp.	148,709	9,555
	Capital One Financial Corp.	101,944	9,477
	Lennox International Inc.	39,471	9,443
	Quanta Services Inc.	63,452	9,042
	Genpact Ltd.	194,732	9,020
	Jack Henry & Associates Inc.	51,317	9,009
	Valmont Industries Inc.	27,229	9,004
*	United Rentals Inc.	24,859	8,835
	Owens Corning	102,139	8,712
	BWX Technologies Inc.	144,342	8,383
*	Teledyne Technologies Inc.	20,579	8,230
	Trane Technologies plc	48,051	8,077
	Westinghouse Air Brake Technologies Corp.	72,508	7,237
	Oshkosh Corp.	79,990	7,054
	Johnson Controls International plc	110,027	7,042
	Synchrony Financial	208,945	6,866
	Robert Half International Inc.	91,429	6,750
	Ingersoll Rand Inc.	127,975	6,687
	Graco Inc.	99,359	6,683
	Armstrong World Industries Inc.	91,138	6,251
	Donaldson Co. Inc.	101,876	5,997
	ITT Inc.	69,239	5,615
*	FleetCor Technologies Inc.	29,279	5,378
*	Axon Enterprise Inc.	28,116	4,665
	Paychex Inc.	40,215	4,647

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Sealed Air Corp.	92,139	4,596
	ManpowerGroup Inc.	52,638	4,380
	HEICO Corp.	28,466	4,374
	Rockwell Automation Inc.	16,634	4,284
	Howmet Aerospace Inc.	108,701	4,284
	PPG Industries Inc.	33,974	4,272
*	WillScot Mobile Mini Holdings Corp.	86,113	3,890
*	Fair Isaac Corp.	6,340	3,795
	AECOM	42,351	3,597
	Packaging Corp. of America	27,608	3,531
	MSC Industrial Direct Co. Inc. Class A	41,833	3,418
*	Builders FirstSource Inc.	52,228	3,389
*	Trimble Inc.	64,624	3,267
*	Bill.com Holdings Inc.	29,578	3,223
	Tetra Tech Inc.	22,037	3,200
	CH Robinson Worldwide Inc.	34,925	3,198
	Berry Global Group Inc.	52,116	3,149
*	Mohawk Industries Inc.	29,588	3,024
	Flowserve Corp.	88,132	2,704
	Allison Transmission Holdings Inc.	63,742	2,652
*	Generac Holdings Inc.	25,765	2,593
	MDU Resources Group Inc.	80,878	2,454
*	Axalta Coating Systems Ltd.	91,354	2,327
	Nordson Corp.	9,571	2,275
	Stanley Black & Decker Inc.	29,402	2,209
*	MasTec Inc.	24,670	2,105
*	Paylocity Holding Corp.	10,479	2,036
*	GXO Logistics Inc.	43,966	1,877
*	Euronet Worldwide Inc.	19,654	1,855
	Sensata Technologies Holding plc	45,484	1,837
*	FTI Consulting Inc.	11,497	1,826
*	Middleby Corp.	12,825	1,717
*	WEX Inc.	9,801	1,604
	Dover Corp.	10,881	1,473
	Acuity Brands Inc.	8,642	1,431
	Cognex Corp.	29,135	1,373
	Spirit AeroSystems Holdings Inc. Class A	45,036	1,333
	Allegion plc	12,560	1,322
*	Kirby Corp.	19,315	1,243
	Vontier Corp.	59,035	1,141
*	WESCO International Inc.	8,900	1,114
	TransUnion	18,646	1,058
*	Mercury Systems Inc.	23,195	1,038
	Esab Corp.	21,096	990
	Booz Allen Hamilton Holding Corp. Class A	8,916	932
*	AZEK Co. Inc. Class A	41,338	840
*	Trex Co. Inc.	17,798	753
*	XPO Inc.	18,318	610
	Silgan Holdings Inc.	11,464	594
	RPM International Inc.	5,644	550
	MKS Instruments Inc.	5,873	498
	Littelfuse Inc.	1,812	399
*	Gates Industrial Corp. plc	31,536	360
	AptarGroup Inc.	3,262	359
*	RXO Inc.	18,318	315
	Brunswick Corp.	3,917	282
	Sonoco Products Co.	2,778	169
	HEICO Corp. Class A	992	119
	Ardagh Metal Packaging SA	23,385	112
*	Shift4 Payments Inc. Class A	1,086	61
*	Core & Main Inc. Class A	2,932	57
	Curtiss-Wright Corp.	317	53
*	TopBuild Corp.	321	50
*	Hayward Holdings Inc.	4,948	46
	Woodward Inc.	366	35
	Knight-Swift Transportation Holdings Inc. Class A	584	31
	Regal Rexnord Corp.	247	30
		Shares	Market Value• ($000)
	Advanced Drainage Systems Inc.	348	29
*	Affirm Holdings Inc. Class A	2,812	27
	MSA Safety Inc.	165	24
	Schneider National Inc. Class B	995	23
	Graphic Packaging Holding Co.	974	22
	Lincoln Electric Holdings Inc.	143	21
	ADT Inc.	2,106	19
	Hubbell Inc. Class B	77	18
	Louisiana-Pacific Corp.	303	18
	Pentair plc	369	17
	Air Lease Corp. Class A	423	16
	A O Smith Corp.	273	16
	nVent Electric plc	424	16
	Crane Holdings Co.	164	16
	Fortune Brands Innovations Inc.	261	15
	Snap-on Inc.	60	14
	Masco Corp.	287	13
	Watsco Inc.	47	12
	Westrock Co.	333	12
	Ryder System Inc.	128	11
	Amcor plc	685	8
	Western Union Co.	339	5
*	Masterbrand Inc.	261	2
			2,035,323
Real Estate (3.2%)
	Prologis Inc.	390,088	43,975
	American Tower Corp.	196,690	41,671
	SBA Communications Corp. Class A	105,666	29,619
	Equinix Inc.	39,349	25,775
	Crown Castle Inc.	164,987	22,379
*	CBRE Group Inc. Class A	266,149	20,483
	Public Storage	65,984	18,488
*	CoStar Group Inc.	173,645	13,419
	Equity LifeStyle Properties Inc.	192,195	12,416
	Extra Space Storage Inc.	80,265	11,813
	Welltower Inc.	179,910	11,793
	VICI Properties Inc.	348,140	11,280
	Realty Income Corp.	177,321	11,248
	Digital Realty Trust Inc.	110,826	11,113
	American Homes 4 Rent Class A	342,614	10,326
	Alexandria Real Estate Equities Inc.	70,540	10,276
	Weyerhaeuser Co.	320,823	9,946
	Mid-America Apartment Communities Inc.	62,574	9,824
	Simon Property Group Inc.	82,364	9,676
	AvalonBay Communities Inc.	54,525	8,807
	Equity Residential	146,175	8,624
	Invitation Homes Inc.	261,545	7,752
	Sun Communities Inc.	53,697	7,679
*	Jones Lang LaSalle Inc.	47,645	7,593
	Essex Property Trust Inc.	33,068	7,008
	Ventas Inc.	149,709	6,744
	Host Hotels & Resorts Inc.	372,421	5,977
*	Howard Hughes Corp.	71,084	5,432
	Camden Property Trust	45,420	5,082
	Lamar Advertising Co. Class A	49,778	4,699
	Rexford Industrial Realty Inc.	84,015	4,591
	UDR Inc.	116,501	4,512
*	Zillow Group Inc. Class C	133,971	4,315
	Kimco Realty Corp.	183,756	3,892
	Apartment Income REIT Corp. Class A	104,636	3,590
	Americold Realty Trust Inc.	126,016	3,568
	Healthcare Realty Trust Inc. Class A	170,557	3,287
	CubeSmart	76,750	3,089
	First Industrial Realty Trust Inc.	63,027	3,042
	EastGroup Properties Inc.	19,802	2,932
*	Zillow Group Inc. Class A	91,767	2,864
	Life Storage Inc.	28,822	2,839

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Park Hotels & Resorts Inc.	240,229	2,832
	Medical Properties Trust Inc.	227,761	2,537
	STORE Capital Corp.	74,605	2,392
	Rayonier Inc.	72,264	2,382
	Kilroy Realty Corp.	46,946	1,815
	Cousins Properties Inc.	58,986	1,492
*	Opendoor Technologies Inc.	1,275,096	1,479
*	WeWork Inc.	892,848	1,277
	Iron Mountain Inc.	23,721	1,183
	EPR Properties	30,812	1,162
	Douglas Emmett Inc.	70,307	1,102
	JBG SMITH Properties	49,278	935
	Federal Realty Investment Trust	8,239	832
	Hudson Pacific Properties Inc.	63,001	613
	SL Green Realty Corp.	7,810	263
	Brixmor Property Group Inc.	356	8
	Regency Centers Corp.	135	8
	National Retail Properties Inc.	158	7
	Healthpeak Properties Inc.	291	7
	Boston Properties Inc.	87	6
	Gaming & Leisure Properties Inc.	124	6
	WP Carey Inc.	82	6
	Spirit Realty Capital Inc.	144	6
	Highwoods Properties Inc.	172	5
	Omega Healthcare Investors Inc.	127	4
	Vornado Realty Trust	165	3
			475,800
Technology (24.1%)
	Apple Inc.	6,371,344	827,829
	Microsoft Corp.	3,123,911	749,176
*	Alphabet Inc. Class A	2,512,460	221,674
*	Alphabet Inc. Class C	2,251,014	199,732
	NVIDIA Corp.	977,320	142,826
*	Meta Platforms Inc. Class A	951,417	114,494
	Broadcom Inc.	133,638	74,721
*	Adobe Inc.	197,695	66,530
	Texas Instruments Inc.	356,982	58,981
	Oracle Corp.	664,786	54,340
*	Salesforce Inc.	400,958	53,163
*	Cadence Design Systems Inc.	316,655	50,867
	QUALCOMM Inc.	456,665	50,206
	Applied Materials Inc.	514,963	50,147
	Intuit Inc.	125,342	48,786
*	Synopsys Inc.	151,031	48,223
*	Advanced Micro Devices Inc.	646,926	41,901
	Intel Corp.	1,551,541	41,007
	Lam Research Corp.	93,570	39,327
	International Business Machines Corp.	263,114	37,070
	KLA Corp.	91,136	34,361
*	ServiceNow Inc.	80,391	31,213
	Analog Devices Inc.	179,001	29,362
	Amphenol Corp. Class A	349,011	26,574
*	Autodesk Inc.	135,680	25,355
	Roper Technologies Inc.	53,739	23,220
	Teradyne Inc.	259,429	22,661
*	Fortinet Inc.	441,595	21,590
	Micron Technology Inc.	414,454	20,714
*	Snowflake Inc. Class A	127,284	18,270
*	Palo Alto Networks Inc.	119,784	16,715
*	Gartner Inc.	45,914	15,434
	Corning Inc.	449,200	14,347
	Cognizant Technology Solutions Corp. Class A	239,083	13,673
*	Workday Inc. Class A	79,539	13,309
	Hewlett Packard Enterprise Co.	712,810	11,376
*	ON Semiconductor Corp.	180,561	11,262
*	Arrow Electronics Inc.	103,474	10,820
*	VMware Inc. Class A	86,975	10,677
		Shares	Market Value• ($000)
	Microchip Technology Inc.	126,882	8,913
*	Crowdstrike Holdings Inc. Class A	82,421	8,678
*	VeriSign Inc.	41,429	8,511
	HP Inc.	314,733	8,457
	NetApp Inc.	137,113	8,235
	Dolby Laboratories Inc. Class A	116,172	8,195
	Marvell Technology Inc.	218,502	8,093
*	Datadog Inc. Class A	105,235	7,735
*	ANSYS Inc.	31,274	7,555
*	Atlassian Corp. Class A	54,443	7,006
*	Paycom Software Inc.	20,709	6,426
*	EPAM Systems Inc.	18,415	6,035
*	Black Knight Inc.	97,137	5,998
	Gen Digital Inc.	267,673	5,736
*	Pinterest Inc. Class A	226,703	5,504
*	Zoom Video Communications Inc. Class A	78,400	5,311
*	HubSpot Inc.	18,185	5,258
*	MongoDB Inc. Class A	26,442	5,205
*	Match Group Inc.	121,596	5,045
*	Splunk Inc.	58,261	5,016
*	Akamai Technologies Inc.	59,114	4,983
*	GoDaddy Inc. Class A	65,133	4,873
	SS&C Technologies Holdings Inc.	92,885	4,836
	Avnet Inc.	106,031	4,409
*	Western Digital Corp.	131,077	4,135
*	Manhattan Associates Inc.	33,371	4,051
*	Palantir Technologies Inc. Class A	629,028	4,038
*	PTC Inc.	32,482	3,899
*	F5 Inc.	26,288	3,773
*	Lattice Semiconductor Corp.	56,117	3,641
*	Zscaler Inc.	31,649	3,542
*	Qorvo Inc.	38,017	3,446
*	ZoomInfo Technologies Inc. Class A	114,204	3,439
	CDW Corp.	17,522	3,129
	Dell Technologies Inc. Class C	75,945	3,055
*	Tyler Technologies Inc.	9,077	2,927
	Skyworks Solutions Inc.	31,988	2,915
*	Wolfspeed Inc.	41,213	2,845
	Leidos Holdings Inc.	25,301	2,661
*	Cloudflare Inc. Class A	58,700	2,654
*	CACI International Inc. Class A	8,282	2,489
*	Aspen Technology Inc.	11,948	2,454
*	NCR Corp.	99,313	2,325
*	Guidewire Software Inc.	34,659	2,168
*	DXC Technology Co.	79,394	2,104
*	DocuSign Inc. Class A	37,710	2,090
*	Okta Inc. Class A	30,391	2,077
*	IAC Inc.	44,781	1,988
*	Twilio Inc. Class A	38,961	1,908
*	Ceridian HCM Holding Inc.	28,978	1,859
*	Teradata Corp.	52,950	1,782
	Monolithic Power Systems Inc.	4,851	1,715
*	Pure Storage Inc. Class A	63,380	1,696
	Universal Display Corp.	15,466	1,671
*	Globant SA	9,758	1,641
*	Clarivate plc	190,230	1,587
	Dun & Bradstreet Holdings Inc.	104,194	1,277
*	Unity Software Inc.	43,089	1,232
*	Alteryx Inc. Class A	24,065	1,219
	Amdocs Ltd.	12,261	1,115
*	Nutanix Inc. Class A	42,407	1,105
*	Dynatrace Inc.	27,571	1,056
*	IPG Photonics Corp.	10,945	1,036
*	DoorDash Inc. Class A	18,306	894
	Bentley Systems Inc. Class B	24,059	889
*	Five9 Inc.	12,094	821
	Xerox Holdings Corp.	54,007	788

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	Allegro MicroSystems Inc.	23,935	719
*	Kyndryl Holdings Inc.	63,602	707
*	Dropbox Inc. Class A	17,999	403
*	Coherent Corp.	9,230	324
	Entegris Inc.	4,789	314
*	Smartsheet Inc. Class A	6,965	274
*	RingCentral Inc. Class A	7,454	264
*	Elastic NV	4,330	223
	Pegasystems Inc.	4,160	142
*	Vimeo Inc.	38,120	131
*	Coupa Software Inc.	1,284	102
*	Toast Inc. Class A	5,141	93
*	Cirrus Logic Inc.	1,137	85
*	New Relic Inc.	1,139	64
*	Procore Technologies Inc.	1,058	50
*	Paycor HCM Inc.	1,956	48
*	DoubleVerify Holdings Inc.	2,149	47
*	GLOBALFOUNDRIES Inc.	864	47
*	Jamf Holding Corp.	1,915	41
	Jabil Inc.	588	40
*	Informatica Inc. Class A	2,356	38
*	AppLovin Corp. Class A	3,354	35
*	nCino Inc.	1,324	35
	Concentrix Corp.	239	32
*	Thoughtworks Holding Inc.	3,110	32
*	Definitive Healthcare Corp. Class A	2,711	30
	TD SYNNEX Corp.	281	27
	Science Applications International Corp.	203	23
	National Instruments Corp.	281	10
			3,599,462
Telecommunications (2.4%)
	Cisco Systems Inc.	1,586,308	75,572
	Verizon Communications Inc.	1,608,258	63,365
	Comcast Corp. Class A	1,796,701	62,831
	AT&T Inc.	2,534,393	46,658
*	T-Mobile US Inc.	294,307	41,203
*	Charter Communications Inc. Class A	46,104	15,634
*	Arista Networks Inc.	100,496	12,195
	Motorola Solutions Inc.	40,433	10,420
	Juniper Networks Inc.	274,434	8,771
*	Liberty Broadband Corp. Class C	51,393	3,920
*	Frontier Communications Parent Inc.	101,230	2,579
*	Ciena Corp.	47,751	2,434
*	Roku Inc. Class A	49,590	2,018
	Cable One Inc.	2,422	1,724
*	Lumentum Holdings Inc.	28,695	1,497
*	DISH Network Corp. Class A	102,301	1,436
*	Viasat Inc.	31,710	1,004
*	Liberty Broadband Corp. Class A	12,284	932
*	Altice USA Inc. Class A	86,559	398
	Ubiquiti Inc.	102	28
	Lumen Technologies Inc.	386	2
			354,621
Utilities (3.2%)
	NextEra Energy Inc.	820,860	68,624
	Duke Energy Corp.	309,026	31,827
*	PG&E Corp.	1,584,081	25,757
	Southern Co.	338,705	24,187
	Waste Management Inc.	146,048	22,912
	Sempra Energy	133,030	20,558
	Dominion Energy Inc.	324,271	19,884
		Shares	Market Value• ($000)
	American Water Works Co. Inc.	123,293	18,792
	WEC Energy Group Inc.	199,959	18,748
	Exelon Corp.	386,906	16,726
	Xcel Energy Inc.	225,840	15,834
	Eversource Energy	181,883	15,249
	Atmos Energy Corp.	129,145	14,473
	CMS Energy Corp.	212,061	13,430
	American Electric Power Co. Inc.	135,933	12,907
	Consolidated Edison Inc.	133,236	12,699
	Constellation Energy Corp.	140,113	12,079
	AES Corp.	385,856	11,097
	DTE Energy Co.	80,769	9,493
	Ameren Corp.	106,579	9,477
	Public Service Enterprise Group Inc.	151,716	9,296
	Essential Utilities Inc.	194,378	9,278
	FirstEnergy Corp.	215,613	9,043
	Edison International	139,937	8,903
	CenterPoint Energy Inc.	260,871	7,823
	NiSource Inc.	277,058	7,597
	Alliant Energy Corp.	92,022	5,081
	Entergy Corp.	43,203	4,860
	Evergy Inc.	67,666	4,258
	Republic Services Inc. Class A	32,062	4,136
	PPL Corp.	123,450	3,607
	NRG Energy Inc.	99,120	3,154
	UGI Corp.	83,440	3,093
*	Stericycle Inc.	47,965	2,393
*	Clean Harbors Inc.	20,775	2,371
	National Fuel Gas Co.	36,286	2,297
	IDACORP Inc.	16,591	1,789
*	Sunrun Inc.	48,098	1,155
	Hawaiian Electric Industries Inc.	253	11
	Vistra Corp.	465	11
	OGE Energy Corp.	211	8
	Pinnacle West Capital Corp.	103	8
	Avangrid Inc.	198	8
	Brookfield Renewable Corp. Class A	262	7
			484,940
Total Common Stocks (Cost $5,793,371)			14,894,207
Preferred Stock (0.0%)
	Qurate Retail Inc. Pfd., 8.000%, 9/15/25 (Cost $293)	7,649	262
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund, 4.334% (Cost $21,390)	214,021	21,400
Total Investments (99.9%) (Cost $5,815,054)			14,915,869
Other Assets and Liabilities—Net (0.1%)			12,227
Net Assets (100%)			14,928,096
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Tax-Managed Capital Appreciation Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2023	181	34,942	(1,458)

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Statement of Assets and Liabilities
As of December 31, 2022

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,793,664)	14,894,469
Affiliated Issuers (Cost $21,390)	21,400
Total Investments in Securities	14,915,869
Investment in Vanguard	577
Cash	391
Cash Collateral Pledged—Futures Contracts	1,922
Receivables for Accrued Income	12,073
Receivables for Capital Shares Issued	6,914
Total Assets	14,937,746
Liabilities
Payables for Investment Securities Purchased	212
Payables for Capital Shares Redeemed	8,777
Payables to Vanguard	564
Variation Margin Payable—Futures Contracts	97
Total Liabilities	9,650
Net Assets	14,928,096
At December 31, 2022, net assets consisted of:

Paid-in Capital	6,280,881
Total Distributable Earnings (Loss)	8,647,215
Net Assets	14,928,096

Admiral Shares—Net Assets
Applicable to 64,936,805 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,846,017
Net Asset Value Per Share—Admiral Shares	$197.82

Institutional Shares—Net Assets
Applicable to 21,184,454 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,082,079
Net Asset Value Per Share—Institutional Shares	$98.28

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Statement of Operations

Year Ended December 31, 2022
($000)
Investment Income
Income
Dividends[1]	231,019
Interest[2]	976
Total Income	231,995
Expenses
The Vanguard Group—Note B
Investment Advisory Services	927
Management and Administrative—Admiral Shares	10,934
Management and Administrative—Institutional Shares	1,158
Marketing and Distribution—Admiral Shares	454
Marketing and Distribution—Institutional Shares	37
Custodian Fees	19
Auditing Fees	29
Shareholders’ Reports—Admiral Shares	79
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	6
Other Expenses	16
Total Expenses	13,660
Expenses Paid Indirectly	(3)
Net Expenses	13,657
Net Investment Income	218,338
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(108,136)
Futures Contracts	(13,155)
Realized Net Gain (Loss)	(121,291)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(3,618,967)
Futures Contracts	(3,205)
Change in Unrealized Appreciation (Depreciation)	(3,622,172)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,525,125)
1	Dividends are net of foreign withholding taxes of $45,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $929,000, ($32,000), less than $1,000, and $17,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $69,389,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	218,338	186,559
Realized Net Gain (Loss)	(121,291)	439,211
Change in Unrealized Appreciation (Depreciation)	(3,622,172)	3,238,336
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,525,125)	3,864,106
Distributions
Admiral Shares	(188,047)	(165,377)
Institutional Shares	(31,245)	(24,347)
Total Distributions	(219,292)	(189,724)
Capital Share Transactions
Admiral Shares	219,518	80,691
Institutional Shares	57,468	470,623
Net Increase (Decrease) from Capital Share Transactions	276,986	551,314
Total Increase (Decrease)	(3,467,431)	4,225,696
Net Assets
Beginning of Period	18,395,527	14,169,831
End of Period	14,928,096	18,395,527

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$247.92	$197.63	$165.93	$128.29	$137.30
Investment Operations
Net Investment Income[1]	2.900	2.542	2.666	2.557	2.385
Net Realized and Unrealized Gain (Loss) on Investments	(50.089)	50.328	31.640	37.603	(9.045)
Total from Investment Operations	(47.189)	52.870	34.306	40.160	(6.660)
Distributions
Dividends from Net Investment Income	(2.911)	(2.580)	(2.606)	(2.520)	(2.350)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.911)	(2.580)	(2.606)	(2.520)	(2.350)
Net Asset Value, End of Period	$197.82	$247.92	$197.63	$165.93	$128.29
Total Return[2]	-19.06%	26.87%	21.07%	31.46%	-4.97%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,846	$15,850	$12,543	$10,579	$7,951
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.37%	1.13%	1.60%	1.70%	1.69%
Portfolio Turnover Rate[4]	2%	0%	6%	5%	6%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$123.18	$98.19	$82.46	$63.75	$68.23
Investment Operations
Net Investment Income[1]	1.473	1.304	1.360	1.292	1.207
Net Realized and Unrealized Gain (Loss) on Investments	(24.895)	25.002	15.690	18.693	(4.499)
Total from Investment Operations	(23.422)	26.306	17.050	19.985	(3.292)
Distributions
Dividends from Net Investment Income	(1.478)	(1.316)	(1.320)	(1.275)	(1.188)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.478)	(1.316)	(1.320)	(1.275)	(1.188)
Net Asset Value, End of Period	$98.28	$123.18	$98.19	$82.46	$63.75
Total Return	-19.04%	26.91%	21.08%	31.51%	-4.95%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,082	$2,546	$1,627	$1,223	$952
Ratio of Total Expenses to Average Net Assets	0.06%[2]	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.40%	1.17%	1.63%	1.73%	1.72%
Portfolio Turnover Rate[3]	2%	0%	6%	5%	6%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Notes to Financial Statements
Vanguard Tax-Managed Capital Appreciation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the

Tax-Managed Capital Appreciation Fund
committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2022, the fund had contributed to Vanguard capital in the amount of $577,000, representing less than 0.01% of the fund’s net assets and 0.23% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $3,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2022, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.

Tax-Managed Capital Appreciation Fund
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	69,702
Total Distributable Earnings (Loss)	(69,702)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,569
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(455,181)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	9,100,827
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	219,292	189,724
Long-Term Capital Gains	—	—
Total	219,292	189,724
*	Includes short-term capital gains, if any.
As of December 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,815,042
Gross Unrealized Appreciation	9,542,476
Gross Unrealized Depreciation	(441,649)
Net Unrealized Appreciation (Depreciation)	9,100,827
F.  During the year ended December 31, 2022, the fund purchased $786,317,000 of investment securities and sold $429,242,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $100,137,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2022, such purchases were $3,419,000 and sales were $1,103,000, resulting in net realized gain of $70,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Tax-Managed Capital Appreciation Fund
G.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	1,139,209	5,394	1,597,362	7,167
Issued in Lieu of Cash Distributions	129,200	638	112,437	493
Redeemed	(1,048,891)	(5,025)	(1,629,108)	(7,197)
Net Increase (Decrease)—Admiral Shares	219,518	1,007	80,691	463
Institutional Shares
Issued	121,221	1,138	539,021	4,683
Issued in Lieu of Cash Distributions	14,834	147	13,873	123
Redeemed	(78,587)	(769)	(82,271)	(708)
Net Increase (Decrease)—Institutional Shares	57,468	516	470,623	4,098
H.  Management has determined that no events or transactions occurred subsequent to December 31, 2022, that would require recognition or disclosure in these financial statements.

Tax-Managed Small-Cap Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2012, Through December 31, 2022
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Tax-Managed Small-Cap Fund Admiral Shares	-16.14%	5.92%	10.79%	$27,856
S&P SmallCap 600 Index	-16.10	5.88	10.82	27,934
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	31,151

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Tax-Managed Small-Cap Fund Institutional Shares	-16.12%	5.95%	10.83%	$13,976,307
S&P SmallCap 600 Index	-16.10	5.88	10.82	13,967,101
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	15,575,514
See Financial Highlights for dividend and capital gains information.

Tax-Managed Small-Cap Fund
Fund Allocation
As of December 31, 2022
Communication Services	1.9%
Consumer Discretionary	12.7
Consumer Staples	5.2
Energy	4.6
Financials	18.2
Health Care	11.2
Industrials	17.2
Information Technology	13.0
Materials	5.6
Real Estate	7.8
Utilities	2.6
The table reflects the fund’s investments, except for short-term investments. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Tax-Managed Small-Cap Fund
Financial Statements
Schedule of Investments
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (100.0%)
Communication Services (1.9%)
	Cogent Communications Holdings Inc.	387,557	22,122
*	Yelp Inc. Class A	650,392	17,782
	Shutterstock Inc.	232,885	12,278
*	TechTarget Inc.	261,744	11,532
	Scholastic Corp.	272,603	10,757
	Telephone & Data Systems Inc.	904,846	9,492
*	Cinemark Holdings Inc.	978,311	8,472
*	Gogo Inc.	559,504	8,258
*	EW Scripps Co. Class A	525,552	6,932
*	QuinStreet Inc.	471,607	6,768
*	Cars.com Inc.	482,704	6,647
	Shenandoah Telecommunications Co.	383,725	6,094
*	Thryv Holdings Inc.	264,913	5,033
	ATN International Inc.	97,158	4,402
*	AMC Networks Inc. Class A	254,225	3,984
	Marcus Corp.	237,073	3,411
*	Gannett Co. Inc.	1,429,802	2,902
*	Consolidated Communications Holdings Inc.	696,253	2,493
			149,359
Consumer Discretionary (12.7%)
	Academy Sports & Outdoors Inc.	737,006	38,722
*	Asbury Automotive Group Inc.	200,663	35,969
*	Meritage Homes Corp.	328,018	30,243
	Signet Jewelers Ltd.	428,495	29,138
*	National Vision Holdings Inc.	702,080	27,213
	Group 1 Automotive Inc.	139,953	25,243
	American Eagle Outfitters Inc.	1,557,000	21,736
	LCI Industries	232,455	21,490
	Steven Madden Ltd.	663,851	21,217
*	Dorman Products Inc.	261,471	21,145
*	Sonos Inc.	1,169,049	19,757
*	Gentherm Inc.	302,192	19,730
	Installed Building Products Inc.	218,247	18,682
	Kontoor Brands Inc.	439,812	17,588
*	ODP Corp.	381,078	17,354
*	LGI Homes Inc.	186,750	17,293
*	Cavco Industries Inc.	76,324	17,268
*	Tri Pointe Homes Inc.	898,395	16,701
*	Boot Barn Holdings Inc.	261,614	16,356
	MDC Holdings Inc.	517,122	16,341
	Strategic Education Inc.	201,827	15,807
*	Leslie's Inc.	1,293,337	15,792
*	Frontdoor Inc.	754,867	15,701
*	Six Flags Entertainment Corp.	671,172	15,605
	Bloomin' Brands Inc.	763,896	15,370
*	Adtalem Global Education Inc.	411,689	14,615
	Winnebago Industries Inc.	276,336	14,563
*	Shake Shack Inc. Class A	338,360	14,052
*	Dave & Buster's Entertainment Inc.	380,600	13,488
	Cheesecake Factory Inc.	415,490	13,175
	Monro Inc.	285,189	12,891
	Century Communities Inc.	256,477	12,826
	Jack in the Box Inc.	187,786	12,813
*	Brinker International Inc.	399,311	12,742
	Oxford Industries Inc.	135,644	12,639
*	Vista Outdoor Inc.	504,130	12,286
*	Urban Outfitters Inc.	511,773	12,206
*	M/I Homes Inc.	263,234	12,156
*	iRobot Corp.	251,875	12,123
*	Sally Beauty Holdings Inc.	963,422	12,062
	Patrick Industries Inc.	196,652	11,917
		Shares	Market Value• ($000)
	Buckle Inc.	259,205	11,755
*	Stride Inc.	370,700	11,595
*	Abercrombie & Fitch Co. Class A	480,467	11,008
*	XPEL Inc.	178,212	10,703
	Rent-A-Center Inc.	454,303	10,245
	Dine Brands Global Inc.	142,222	9,188
	La-Z-Boy Inc.	395,559	9,027
	Hibbett Inc.	130,945	8,933
	Sonic Automotive Inc. Class A	179,812	8,859
*	Monarch Casino & Resort Inc.	113,156	8,701
*	Perdoceo Education Corp.	608,960	8,465
	Sturm Ruger & Co. Inc.	164,693	8,337
*	American Axle & Manufacturing Holdings Inc.	1,038,839	8,124
	Wolverine World Wide Inc.	714,273	7,807
	Caleres Inc.	313,493	6,985
*	Mister Car Wash Inc.	731,651	6,753
*	Golden Entertainment Inc.	173,104	6,474
	Standard Motor Products Inc.	181,076	6,301
*	MarineMax Inc.	195,256	6,096
*	Green Brick Partners Inc.	246,348	5,969
	Guess? Inc.	276,561	5,722
*	BJ's Restaurants Inc.	212,123	5,596
*	Chico's FAS Inc.	1,071,871	5,274
*	G-III Apparel Group Ltd.	383,632	5,260
*	Sleep Number Corp.	199,508	5,183
*	Genesco Inc.	112,584	5,181
	Ethan Allen Interiors Inc.	189,108	4,996
*	Chuy's Holdings Inc.	163,189	4,618
	Designer Brands Inc. Class A	461,209	4,511
	Ruth's Hospitality Group Inc.	274,924	4,256
	Movado Group Inc.	129,459	4,175
*	Children's Place Inc.	106,396	3,875
*	Liquidity Services Inc.	273,626	3,847
	Big Lots Inc.	261,112	3,838
*	America's Car-Mart Inc.	52,600	3,801
	Haverty Furniture Cos. Inc.	119,981	3,587
	Shoe Carnival Inc.	147,890	3,536
	PetMed Express Inc.	190,930	3,379
	Aaron's Co. Inc.	278,614	3,329
*	Zumiez Inc.	141,212	3,070
*	Universal Electronics Inc.	115,232	2,398
*	Motorcar Parts of America Inc.	176,080	2,088
*	WW International Inc.	536,700	2,072
	El Pollo Loco Holdings Inc.	178,084	1,774
*	Bed Bath & Beyond Inc.	686,200	1,722
			1,002,428
Consumer Staples (5.2%)
*	Simply Good Foods Co.	763,264	29,027
*	Hostess Brands Inc. Class A	1,199,886	26,925
*	elf Beauty Inc.	445,039	24,611
*	TreeHouse Foods Inc.	474,749	23,443
	WD-40 Co.	129,371	20,856
*	United Natural Foods Inc.	525,875	20,357
	J & J Snack Foods Corp.	135,805	20,331
	Edgewell Personal Care Co.	487,570	18,791
	Nu Skin Enterprises Inc. Class A	444,000	18,719
	Cal-Maine Foods Inc.	340,537	18,542
	Inter Parfums Inc.	164,107	15,840
	MGP Ingredients Inc.	137,201	14,595
	PriceSmart Inc.	224,926	13,671
	Vector Group Ltd.	1,140,901	13,531
*	Central Garden & Pet Co. Class A	349,825	12,524
*	Hain Celestial Group Inc.	769,970	12,458

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	Universal Corp.	223,958	11,827
	Medifast Inc.	99,087	11,430
	SpartanNash Co.	347,087	10,496
*	National Beverage Corp.	214,900	9,999
	Andersons Inc.	282,231	9,875
*	Chefs' Warehouse Inc.	292,846	9,746
	Fresh Del Monte Produce Inc.	278,155	7,285
	B&G Foods Inc.	624,229	6,960
	John B Sanfilippo & Son Inc.	81,253	6,608
*	USANA Health Sciences Inc.	107,184	5,702
*	Central Garden & Pet Co.	133,530	5,001
	Tootsie Roll Industries Inc.	116,370	4,954
*	Seneca Foods Corp. Class A	78,375	4,777
	Calavo Growers Inc.	158,652	4,664
			413,545
Energy (4.6%)
	Helmerich & Payne Inc.	1,075,717	53,323
	Patterson-UTI Energy Inc.	2,294,193	38,634
	SM Energy Co.	1,082,703	37,711
	Civitas Resources Inc.	470,775	27,272
	CONSOL Energy Inc.	290,233	18,865
*	Oceaneering International Inc.	1,020,537	17,849
*	Callon Petroleum Co.	445,240	16,514
*	Green Plains Inc.	509,239	15,532
	World Fuel Services Corp.	561,441	15,344
*	Nabors Industries Ltd.	87,916	13,616
*	Talos Energy Inc.	550,219	10,388
*	Par Pacific Holdings Inc.	438,079	10,185
	Core Laboratories NV	420,453	8,523
	Ranger Oil Corp.	195,429	7,901
*	US Silica Holdings Inc.	607,828	7,598
*	Laredo Petroleum Inc.	146,904	7,554
	Archrock Inc.	768,803	6,904
*	Dril-Quip Inc.	251,984	6,846
*	ProPetro Holding Corp.	625,968	6,491
	RPC Inc.	704,098	6,259
*	REX American Resources Corp.	195,783	6,238
*	Helix Energy Solutions Group Inc.	829,154	6,119
*	Bristow Group Inc. Class A	213,382	5,789
*	Oil States International Inc.	508,624	3,794
	Dorian LPG Ltd.	188,802	3,578
*	DMC Global Inc.	107,181	2,084
			360,911
Financials (18.2%)
	Assured Guaranty Ltd.	618,922	38,534
	First Bancorp	2,224,323	37,270
	Independent Bank Corp.	413,791	34,936
	Community Bank System Inc.	502,668	31,643
	United Community Banks Inc.	923,230	31,205
	American Equity Investment Life Holding Co.	669,305	30,534
	ServisFirst Bancshares Inc.	442,862	30,518
	First Hawaiian Inc.	1,157,634	30,145
	CVB Financial Corp.	1,165,121	30,002
	Ameris Bancorp	591,061	27,863
	Pacific Premier Bancorp Inc.	854,134	26,956
	WSFS Financial Corp.	576,657	26,146
	BankUnited Inc.	760,978	25,850
*	Mr Cooper Group Inc.	639,843	25,677
	Simmons First National Corp. Class A	1,146,139	24,734
*	Genworth Financial Inc. Class A	4,434,092	23,456
	Walker & Dunlop Inc.	283,294	22,233
	Columbia Banking System Inc.	711,752	21,445
	Banner Corp.	309,949	19,589
	First Financial Bancorp	808,241	19,584
*	Axos Financial Inc.	506,251	19,349
	Independent Bank Group Inc.	321,129	19,293
	Renasant Corp.	507,258	19,068
	Piper Sandler Cos.	137,902	17,953
	Park National Corp.	124,522	17,526
	Seacoast Banking Corp. of Florida	550,829	17,180
	Trustmark Corp.	491,244	17,149
	NBT Bancorp Inc.	388,398	16,864
	Lakeland Financial Corp.	226,969	16,562
		Shares	Market Value• ($000)
	Bread Financial Holdings Inc.	433,802	16,337
	Berkshire Hills Bancorp Inc.	538,909	16,113
*	NMI Holdings Inc. Class A	768,650	16,065
	Northwest Bancshares Inc.	1,123,000	15,700
*	Trupanion Inc.	318,821	15,154
*	Bancorp Inc.	507,550	14,404
	Westamerica Bancorp	244,046	14,401
	City Holding Co.	151,444	14,098
	Provident Financial Services Inc.	657,259	14,039
	BancFirst Corp.	157,959	13,929
	Veritex Holdings Inc.	489,668	13,750
	Horace Mann Educators Corp.	365,748	13,668
*	StoneX Group Inc.	143,380	13,664
	OFG Bancorp	489,877	13,501
	Virtus Investment Partners Inc.	67,590	12,939
	Hope Bancorp Inc.	1,004,338	12,866
	Eagle Bancorp Inc.	290,888	12,819
	Hilltop Holdings Inc.	415,774	12,477
	Two Harbors Investment Corp.	783,414	12,354
	Apollo Commercial Real Estate Finance Inc.	1,133,246	12,194
*	PRA Group Inc.	353,684	11,947
*	Enova International Inc.	309,786	11,887
	First Commonwealth Financial Corp.	837,002	11,693
*	Encore Capital Group Inc.	243,286	11,663
	National Bank Holdings Corp. Class A	272,687	11,472
	S&T Bancorp Inc.	333,642	11,404
	Safety Insurance Group Inc.	133,527	11,251
	Pathward Financial Inc.	261,032	11,237
	Stellar Bancorp Inc.	375,852	11,073
	FB Financial Corp.	297,644	10,757
	Stewart Information Services Corp.	251,689	10,755
*	Triumph Financial Inc.	218,364	10,671
	Employers Holdings Inc.	246,642	10,638
	Capitol Federal Financial Inc.	1,229,209	10,633
	Southside Bancshares Inc.	285,877	10,289
*	Blucora Inc.	401,033	10,238
*	Palomar Holdings Inc.	225,724	10,194
	PennyMac Mortgage Investment Trust	806,550	9,993
	Brookline Bancorp Inc.	696,844	9,860
	Brightsphere Investment Group Inc.	462,735	9,523
	Dime Community Bancshares Inc.	289,341	9,210
	Tompkins Financial Corp.	114,213	8,861
*	Donnelley Financial Solutions Inc.	226,908	8,770
	AMERISAFE Inc.	168,541	8,759
	New York Mortgage Trust Inc.	3,362,748	8,609
	ProAssurance Corp.	490,719	8,573
	Franklin BSP Realty Trust Inc.	663,068	8,554
	Preferred Bank	106,859	7,974
	Banc of California Inc.	498,761	7,945
	Ready Capital Corp.	709,242	7,901
*	PROG Holdings Inc.	449,533	7,593
*	Customers Bancorp Inc.	264,478	7,495
	Heritage Financial Corp.	241,006	7,384
	James River Group Holdings Ltd.	339,640	7,102
	Mercury General Corp.	199,563	6,825
*	Ambac Financial Group Inc.	385,211	6,718
*	Green Dot Corp. Class A	424,273	6,712
	TrustCo Bank Corp.	178,371	6,705
	Redwood Trust Inc.	962,518	6,507
	KKR Real Estate Finance Trust Inc.	450,866	6,294
	Northfield Bancorp Inc.	391,698	6,161
	ARMOUR Residential REIT Inc.	982,224	5,530
	Ellington Financial Inc.	446,936	5,529
	WisdomTree Inc.	993,879	5,417
	Central Pacific Financial Corp.	246,914	5,007
	Hanmi Financial Corp.	201,031	4,976
	B. Riley Financial Inc.	145,154	4,964
	HomeStreet Inc.	161,294	4,448
	Invesco Mortgage Capital Inc.	320,550	4,081
	United Fire Group Inc.	143,549	3,928
*	EZCORP Inc. Class A	435,668	3,551
*	World Acceptance Corp.	50,958	3,360
*	SiriusPoint Ltd.	490,757	2,895

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	HCI Group Inc.	69,006	2,732
	Granite Point Mortgage Trust Inc.	458,448	2,457
	Universal Insurance Holdings Inc.	220,302	2,333
*	LendingTree Inc.	72,075	1,537
			1,440,311
Health Care (11.2%)
	Ensign Group Inc.	500,703	47,371
*	AMN Healthcare Services Inc.	399,093	41,035
*	Cytokinetics Inc.	853,437	39,104
*	Merit Medical Systems Inc.	519,254	36,670
*	Prestige Consumer Healthcare Inc.	458,028	28,673
	CONMED Corp.	290,941	25,789
	Select Medical Holdings Corp.	1,000,599	24,845
*	Integer Holdings Corp.	316,099	21,640
*	Glaukos Corp.	437,774	19,122
*	Allscripts Healthcare Solutions Inc.	1,055,588	18,621
*	Corcept Therapeutics Inc.	868,633	17,642
*	Supernus Pharmaceuticals Inc.	490,193	17,485
*	Vir Biotechnology Inc.	688,468	17,425
*	Pacira BioSciences Inc.	426,000	16,448
*	Catalyst Pharmaceuticals Inc.	814,100	15,142
*	Ironwood Pharmaceuticals Inc. Class A	1,208,620	14,975
*	Harmony Biosciences Holdings Inc.	266,365	14,677
*	Addus HomeCare Corp.	145,435	14,469
*	Xencor Inc.	546,529	14,232
*	Owens & Minor Inc.	704,008	13,749
	Embecta Corp.	542,822	13,728
*	AdaptHealth Corp. Class A	696,400	13,385
*	Meridian Bioscience Inc.	395,769	13,143
*	CorVel Corp.	87,060	12,652
*	NuVasive Inc.	295,000	12,166
*	Avanos Medical Inc.	444,918	12,039
*	Dynavax Technologies Corp.	1,079,420	11,485
*	Vericel Corp.	433,628	11,422
*	Pediatrix Medical Group Inc.	754,749	11,216
*	Apollo Medical Holdings Inc.	367,425	10,872
*	NeoGenomics Inc.	1,169,427	10,805
*	ModivCare Inc.	119,415	10,715
*	Myriad Genetics Inc.	734,704	10,661
*	Arcus Biosciences Inc.	473,869	9,800
	US Physical Therapy Inc.	120,600	9,772
*	Ligand Pharmaceuticals Inc.	145,514	9,720
*	Amphastar Pharmaceuticals Inc.	341,766	9,576
*	NextGen Healthcare Inc.	482,739	9,066
*	Cross Country Healthcare Inc.	336,475	8,940
*	RadNet Inc.	453,997	8,549
*	uniQure NV	373,499	8,467
	Mesa Laboratories Inc.	50,267	8,355
*	Enanta Pharmaceuticals Inc.	178,756	8,316
	LeMaitre Vascular Inc.	179,281	8,251
*	Varex Imaging Corp.	394,796	8,014
*	REGENXBIO Inc.	347,831	7,889
*	Innoviva Inc.	594,218	7,873
*	Avid Bioservices Inc.	568,244	7,825
*	Cutera Inc.	161,425	7,138
*	Collegium Pharmaceutical Inc.	304,480	7,064
*	Heska Corp.	101,633	6,317
*	Enhabit Inc.	449,561	5,916
*	BioLife Solutions Inc.	317,177	5,773
*	Fulgent Genetics Inc.	188,387	5,610
*	AngioDynamics Inc.	405,245	5,580
	Simulations Plus Inc.	145,410	5,318
*	HealthStream Inc.	208,675	5,183
*	Community Health Systems Inc.	1,181,168	5,103
*	Coherus Biosciences Inc.	629,707	4,987
*	Cardiovascular Systems Inc.	362,874	4,942
*	Emergent BioSolutions Inc.	409,601	4,837
*	Artivion Inc.	381,253	4,621
*	iTeos Therapeutics Inc.	232,770	4,546
*	Surmodics Inc.	131,532	4,488
*	Inogen Inc.	227,070	4,476
*	Cara Therapeutics Inc.	409,291	4,396
*	Orthofix Medical Inc.	207,121	4,252
		Shares	Market Value• ($000)
*	ANI Pharmaceuticals Inc.	104,344	4,198
*	Nektar Therapeutics Class A	1,787,225	4,039
*	Anika Therapeutics Inc.	136,339	4,036
*	Vanda Pharmaceuticals Inc.	544,471	4,024
*	Computer Programs & Systems Inc.	129,158	3,516
*	OraSure Technologies Inc.	726,564	3,502
*	Eagle Pharmaceuticals Inc.	101,874	2,978
*	Pennant Group Inc.	255,689	2,807
	Phibro Animal Health Corp. Class A	202,367	2,714
*	OptimizeRx Corp.	146,551	2,462
*	Zimvie Inc.	219,629	2,051
	Zynex Inc.	129,946	1,808
*	Organogenesis Holdings Inc. Class A	569,981	1,533
*	Joint Corp.	92,947	1,299
*	Agiliti Inc.	22,000	359
*,1	Lantheus Holdings Inc. CVR	933,227	—
*,1	OmniAb Inc. (Earnout Shares)	121,280	—
*	OmniAb Inc.	11	—
			885,689
Industrials (17.2%)
	Exponent Inc.	467,594	46,334
	UFP Industries Inc.	569,461	45,130
	Applied Industrial Technologies Inc.	344,932	43,472
*	Aerojet Rocketdyne Holdings Inc.	681,602	38,122
	Comfort Systems USA Inc.	322,847	37,153
	Mueller Industries Inc.	514,984	30,384
	AAON Inc.	386,680	29,125
	Franklin Electric Co. Inc.	356,597	28,439
	Albany International Corp. Class A	281,971	27,799
	UniFirst Corp.	141,474	27,303
*	SPX Technologies Inc.	409,651	26,894
	Hillenbrand Inc.	629,835	26,875
	John Bean Technologies Corp.	293,196	26,778
	ABM Industries Inc.	601,845	26,734
	Forward Air Corp.	248,198	26,033
	Korn Ferry	504,700	25,548
	Federal Signal Corp.	544,914	25,322
	Encore Wire Corp.	174,696	24,031
	Boise Cascade Co.	349,682	24,013
	Arcosa Inc.	438,442	23,825
*	Atlas Air Worldwide Holdings Inc.	233,659	23,553
*	Hub Group Inc. Class A	296,015	23,530
	Moog Inc. Class A	262,612	23,047
	Matson Inc.	365,975	22,877
*	Resideo Technologies Inc.	1,364,226	22,441
	ESCO Technologies Inc.	234,369	20,517
	EnPro Industries Inc.	188,607	20,500
	Brady Corp. Class A	434,249	20,453
	Trinity Industries Inc.	687,046	20,316
*	GMS Inc.	407,405	20,289
*	AeroVironment Inc.	218,954	18,756
	Barnes Group Inc.	448,684	18,329
	Lindsay Corp.	99,291	16,170
	ArcBest Corp.	221,398	15,507
*	MYR Group Inc.	164,919	15,184
	Griffon Corp.	418,264	14,970
	Veritiv Corp.	121,999	14,848
*	NV5 Global Inc.	110,199	14,582
	Granite Construction Inc.	396,500	13,905
*	Gibraltar Industries Inc.	293,483	13,465
	Enerpac Tool Group Corp. Class A	515,683	13,124
	Alamo Group Inc.	91,727	12,989
*	KAR Auction Services Inc.	987,309	12,884
*	NOW Inc.	980,852	12,457
*	AAR Corp.	276,628	12,421
*	GEO Group Inc.	1,125,588	12,325
*	CoreCivic Inc.	1,042,515	12,051
	Standex International Corp.	108,311	11,092
	HNI Corp.	388,824	11,054
	Tennant Co.	172,364	10,612
	Marten Transport Ltd.	521,405	10,313
*	Allegiant Travel Co.	151,123	10,275
*	PGT Innovations Inc.	558,769	10,035

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	Greenbrier Cos. Inc.	297,264	9,967
	Wabash National Corp.	434,759	9,826
	Apogee Enterprises Inc.	208,800	9,283
	AZZ Inc.	225,345	9,059
*	Masterbrand Inc.	1,170,400	8,836
*	3D Systems Corp.	1,191,473	8,817
	MillerKnoll Inc.	411,904	8,654
	Quanex Building Products Corp.	360,444	8,535
	Matthews International Corp. Class A	280,064	8,525
	Astec Industries Inc.	200,073	8,135
*	SkyWest Inc.	465,771	7,690
	Deluxe Corp.	391,205	6,643
*	Titan International Inc.	430,693	6,598
*	Proto Labs Inc.	255,087	6,512
	Heartland Express Inc.	422,142	6,476
*	Triumph Group Inc.	584,491	6,149
*	TrueBlue Inc.	307,169	6,014
	Kaman Corp.	262,312	5,850
	Pitney Bowes Inc.	1,467,880	5,578
	Interface Inc. Class A	544,931	5,378
	Resources Connection Inc.	290,547	5,340
	Heidrick & Struggles International Inc.	188,275	5,266
	Kelly Services Inc. Class A	309,973	5,239
	Insteel Industries Inc.	187,883	5,171
*	Hawaiian Holdings Inc.	480,996	4,935
*	American Woodmark Corp.	99,528	4,863
*	Viad Corp.	193,986	4,731
*	Sun Country Airlines Holdings Inc.	295,200	4,682
*	Harsco Corp.	742,092	4,668
	Healthcare Services Group Inc.	351,614	4,219
*	Forrester Research Inc.	106,916	3,823
*	DXP Enterprises Inc.	134,152	3,696
	National Presto Industries Inc.	47,393	3,244
	Powell Industries Inc.	82,176	2,891
	Park Aerospace Corp.	176,514	2,367
*	CIRCOR International Inc.	98,353	2,357
			1,354,202
Information Technology (13.0%)
*	Fabrinet	331,799	42,543
*	SPS Commerce Inc.	322,485	41,417
*	Rambus Inc.	965,272	34,576
*	Diodes Inc.	416,898	31,743
*	Onto Innovation Inc.	449,549	30,610
*	Sanmina Corp.	532,965	30,534
	Badger Meter Inc.	267,452	29,160
	Advanced Energy Industries Inc.	338,968	29,077
*	Insight Enterprises Inc.	285,781	28,655
*	Plexus Corp.	257,570	26,512
*	Axcelis Technologies Inc.	301,832	23,953
	Kulicke & Soffa Industries Inc.	538,962	23,854
*	Alarm.com Holdings Inc.	455,539	22,540
*	Viavi Solutions Inc.	2,142,413	22,517
*	MaxLinear Inc. Class A	662,196	22,482
*	Perficient Inc.	321,197	22,429
*	Extreme Networks Inc.	1,162,220	21,280
*	Rogers Corp.	174,876	20,870
*	Itron Inc.	410,414	20,787
*	NetScout Systems Inc.	622,341	20,232
	EVERTEC Inc.	618,396	20,024
	Progress Software Corp.	389,885	19,670
*	Sabre Corp.	2,633,032	16,272
*	FormFactor Inc.	717,381	15,947
	CSG Systems International Inc.	274,928	15,726
	Methode Electronics Inc.	334,096	14,824
*	LiveRamp Holdings Inc.	620,980	14,556
*	Knowles Corp.	880,041	14,450
*	Ultra Clean Holdings Inc.	432,706	14,344
*	Cohu Inc.	444,388	14,243
*	Agilysys Inc.	179,755	14,226
*	TTM Technologies Inc.	920,881	13,887
	InterDigital Inc.	275,791	13,646
*	Digital Turbine Inc.	817,032	12,452
*	Digi International Inc.	339,150	12,396
		Shares	Market Value• ($000)
*	Harmonic Inc.	916,905	12,011
	ADTRAN Holdings Inc.	632,662	11,888
*	OSI Systems Inc.	147,945	11,765
	CTS Corp.	289,072	11,395
*	ePlus Inc.	246,372	10,909
*	Semtech Corp.	350,000	10,042
*	Photronics Inc.	596,554	10,040
*	Clearfield Inc.	100,798	9,489
	A10 Networks Inc.	562,951	9,362
*	Payoneer Global Inc.	1,673,933	9,156
*	Veeco Instruments Inc.	488,016	9,067
	Adeia Inc.	944,713	8,956
	Benchmark Electronics Inc.	319,080	8,516
*	Consensus Cloud Solutions Inc.	153,921	8,275
	TTEC Holdings Inc.	182,934	8,073
*	Avid Technology Inc.	301,200	8,009
*	PDF Solutions Inc.	265,970	7,585
*	Ichor Holdings Ltd.	275,405	7,386
*	Cerence Inc.	371,704	6,888
*	SMART Global Holdings Inc.	456,282	6,790
*	ScanSource Inc.	229,916	6,718
*	LivePerson Inc.	642,016	6,510
*	Alpha & Omega Semiconductor Ltd.	200,267	5,722
*	CEVA Inc.	221,808	5,674
*	FARO Technologies Inc.	179,985	5,293
*	NETGEAR Inc.	266,379	4,824
	PC Connection Inc.	101,449	4,758
*	Corsair Gaming Inc.	335,613	4,554
*	8x8 Inc.	1,034,801	4,470
	Ebix Inc.	212,987	4,251
*	OneSpan Inc.	319,983	3,581
*	Xperi Inc.	385,805	3,322
*	Unisys Corp.	635,096	3,245
	Comtech Telecommunications Corp.	250,994	3,047
*	Arlo Technologies Inc.	841,518	2,954
			1,026,959
Materials (5.6%)
	Balchem Corp.	297,036	36,271
	HB Fuller Co.	486,608	34,851
*	ATI Inc.	1,148,041	34,280
*	Livent Corp.	1,615,578	32,101
*	O-I Glass Inc.	1,406,900	23,312
	Innospec Inc.	222,097	22,845
	Quaker Chemical Corp.	123,414	20,598
	Stepan Co.	192,468	20,490
*	Arconic Corp.	920,157	19,470
	Carpenter Technology Corp.	432,979	15,994
	Minerals Technologies Inc.	259,403	15,751
	Materion Corp.	178,538	15,624
	Warrior Met Coal Inc.	449,413	15,568
	Sylvamo Corp.	299,951	14,575
	Compass Minerals International Inc.	308,658	12,655
	Kaiser Aluminum Corp.	144,550	10,980
	Mativ Holdings Inc.	498,208	10,412
	AdvanSix Inc.	249,948	9,503
*	TimkenSteel Corp.	508,514	9,240
	Hawkins Inc.	200,222	7,729
	Myers Industries Inc.	326,327	7,254
	Trinseo plc	317,111	7,202
*	Clearwater Paper Corp.	159,057	6,014
*	Rayonier Advanced Materials Inc.	579,996	5,568
	American Vanguard Corp.	252,129	5,474
	Koppers Holdings Inc.	189,613	5,347
	SunCoke Energy Inc.	601,155	5,188
*	Century Aluminum Co.	591,577	4,839
	Mercer International Inc.	366,263	4,263
	Olympic Steel Inc.	119,973	4,029
	Haynes International Inc.	79,051	3,612
	Tredegar Corp.	144,611	1,478
	FutureFuel Corp.	149,150	1,213
			443,730
Real Estate (7.8%)
	Agree Realty Corp.	790,618	56,079

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	Essential Properties Realty Trust Inc.	1,272,907	29,875
	LXP Industrial Trust	2,571,532	25,767
	Innovative Industrial Properties Inc.	253,631	25,705
	SITE Centers Corp.	1,673,986	22,867
	Outfront Media Inc.	1,209,900	20,060
	Four Corners Property Trust Inc.	728,048	18,878
	Sunstone Hotel Investors Inc.	1,858,255	17,951
	Retail Opportunity Investments Corp.	1,172,301	17,620
	Tanger Factory Outlet Centers Inc.	926,277	16,617
	CareTrust REIT Inc.	879,882	16,348
	DiamondRock Hospitality Co.	1,898,332	15,547
	Elme Communities	822,539	14,641
	Urban Edge Properties	991,944	13,976
*	Veris Residential Inc.	871,498	13,883
	Xenia Hotels & Resorts Inc.	1,032,220	13,605
	American Assets Trust Inc.	504,873	13,379
	LTC Properties Inc.	367,312	13,051
	Acadia Realty Trust	903,856	12,970
	Getty Realty Corp.	378,548	12,814
	St. Joe Co.	314,000	12,136
	Alexander & Baldwin Inc.	635,903	11,910
	Uniti Group Inc.	2,143,411	11,853
	Global Net Lease Inc.	941,511	11,835
	Easterly Government Properties Inc. Class A	822,787	11,741
*	Cushman & Wakefield plc	900,000	11,214
	Service Properties Trust	1,500,167	10,936
	Hudson Pacific Properties Inc.	999,979	9,730
	Brandywine Realty Trust	1,555,733	9,568
	NexPoint Residential Trust Inc.	217,183	9,452
	Centerspace	142,711	8,373
	Community Healthcare Trust Inc.	226,639	8,114
	Marcus & Millichap Inc.	226,990	7,820
	RPT Realty	743,023	7,460
*	Anywhere Real Estate Inc.	1,154,517	7,377
	Summit Hotel Properties Inc.	969,070	6,997
	Safehold Inc.	225,568	6,456
	Armada Hoffler Properties Inc.	543,095	6,246
	Office Properties Income Trust	440,614	5,882
	iStar Inc.	757,743	5,782
	Hersha Hospitality Trust Class A	653,617	5,569
	Chatham Lodging Trust	442,451	5,429
	Urstadt Biddle Properties Inc. Class A	260,048	4,928
	Shares	Market Value• ($000)
Orion Office REIT Inc.	533,650	4,557
Universal Health Realty Income Trust	95,416	4,554
Saul Centers Inc.	99,219	4,036
Whitestone REIT	385,150	3,713
RE/MAX Holdings Inc. Class A	181,945	3,391
Douglas Elliman Inc.	654,550	2,664
Industrial Logistics Properties Trust	704,310	2,303
Franklin Street Properties Corp.	832,563	2,273
		615,932
Utilities (2.6%)
South Jersey Industries Inc.	1,151,473	40,912
Avista Corp.	735,407	32,608
American States Water Co.	351,521	32,533
California Water Service Group	521,733	31,638
Chesapeake Utilities Corp.	168,806	19,949
Northwest Natural Holding Co.	337,125	16,044
Middlesex Water Co.	167,434	13,172
SJW Group	160,000	12,990
Unitil Corp.	140,781	7,231
		207,077
Total Common Stocks (Cost $5,677,301)		7,900,143
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2] Vanguard Market Liquidity Fund, 4.334% (Cost $37)	372	37
Total Investments (100.0%) (Cost $5,677,338)		7,900,180
Other Assets and Liabilities—Net (0.0%)		2,015
Net Assets (100%)		7,902,195
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Statement of Assets and Liabilities
As of December 31, 2022

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,677,301)	7,900,143
Affiliated Issuers (Cost $37)	37
Total Investments in Securities	7,900,180
Investment in Vanguard	308
Receivables for Accrued Income	10,549
Receivables for Capital Shares Issued	6,707
Total Assets	7,917,744
Liabilities
Due to Custodian	9,070
Payables for Investment Securities Purchased	37
Payables for Capital Shares Redeemed	6,140
Payables to Vanguard	302
Total Liabilities	15,549
Net Assets	7,902,195
At December 31, 2022, net assets consisted of:

Paid-in Capital	6,489,880
Total Distributable Earnings (Loss)	1,412,315
Net Assets	7,902,195

Admiral Shares—Net Assets
Applicable to 92,788,343 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,149,872
Net Asset Value Per Share—Admiral Shares	$77.06

Institutional Shares—Net Assets
Applicable to 9,741,503 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	752,323
Net Asset Value Per Share—Institutional Shares	$77.23

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Statement of Operations

Year Ended December 31, 2022
($000)
Investment Income
Income
Dividends[1]	124,977
Interest[2]	420
Total Income	125,397
Expenses
The Vanguard Group—Note B
Investment Advisory Services	762
Management and Administrative—Admiral Shares	5,664
Management and Administrative—Institutional Shares	372
Marketing and Distribution—Admiral Shares	322
Marketing and Distribution—Institutional Shares	15
Custodian Fees	16
Auditing Fees	29
Shareholders’ Reports—Admiral Shares	83
Shareholders’ Reports—Institutional Shares	4
Trustees’ Fees and Expenses	3
Other Expenses	16
Total Expenses	7,286
Expenses Paid Indirectly	(7)
Net Expenses	7,279
Net Investment Income	118,118
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	330,982
Futures Contracts	(5,666)
Realized Net Gain (Loss)	325,316
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(1,976,491)
Futures Contracts	(88)
Change in Unrealized Appreciation (Depreciation)	(1,976,579)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,533,145)
1	Dividends are net of foreign withholding taxes of $7,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $397,000, ($2,000), and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $363,933,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	118,118	110,132
Realized Net Gain (Loss)	325,316	677,702
Change in Unrealized Appreciation (Depreciation)	(1,976,579)	1,211,025
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,533,145)	1,998,859
Distributions
Admiral Shares	(107,517)	(99,967)
Institutional Shares	(11,321)	(10,011)
Total Distributions	(118,838)	(109,978)
Capital Share Transactions
Admiral Shares	17,320	216,002
Institutional Shares	16,687	80,506
Net Increase (Decrease) from Capital Share Transactions	34,007	296,508
Total Increase (Decrease)	(1,617,976)	2,185,389
Net Assets
Beginning of Period	9,520,171	7,334,782
End of Period	7,902,195	9,520,171

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$93.29	$74.30	$67.84	$55.70	$61.63
Investment Operations
Net Investment Income[1]	1.153	1.090	.819	.772	.737
Net Realized and Unrealized Gain (Loss) on Investments	(16.221)	18.985	6.451	12.146	(5.965)
Total from Investment Operations	(15.068)	20.075	7.270	12.918	(5.228)
Distributions
Dividends from Net Investment Income	(1.162)	(1.085)	(.810)	(.778)	(.702)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.162)	(1.085)	(.810)	(.778)	(.702)
Net Asset Value, End of Period	$77.06	$93.29	$74.30	$67.84	$55.70
Total Return[2]	-16.14%	27.08%	11.05%	23.28%	-8.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,150	$8,631	$6,689	$6,506	$5,304
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.41%	1.22%	1.39%	1.23%	1.13%
Portfolio Turnover Rate[4]	10%	9%	31%	53%	29%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$93.50	$74.47	$67.99	$55.83	$61.77
Investment Operations
Net Investment Income[1]	1.180	1.126	.844	.794	.755
Net Realized and Unrealized Gain (Loss) on Investments	(16.261)	19.019	6.466	12.164	(5.972)
Total from Investment Operations	(15.081)	20.145	7.310	12.958	(5.217)
Distributions
Dividends from Net Investment Income	(1.189)	(1.115)	(.830)	(.798)	(.723)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.189)	(1.115)	(.830)	(.798)	(.723)
Net Asset Value, End of Period	$77.23	$93.50	$74.47	$67.99	$55.83
Total Return	-16.12%	27.11%	11.10%	23.30%	-8.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$752	$889	$646	$593	$473
Ratio of Total Expenses to Average Net Assets	0.06%[2]	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.44%	1.26%	1.42%	1.26%	1.16%
Portfolio Turnover Rate[3]	10%	9%	31%	53%	29%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Notes to Financial Statements
Vanguard Tax-Managed Small-Cap Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at December 31, 2022.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Tax-Managed Small-Cap Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2022, the fund had contributed to Vanguard capital in the amount of $308,000, representing less than 0.01% of the fund’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $7,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Tax-Managed Small-Cap Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of December 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	7,900,143	—	—	7,900,143
Temporary Cash Investments	37	—	—	37
Total	7,900,180	—	—	7,900,180
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	363,933
Total Distributable Earnings (Loss)	(363,933)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	876
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(804,789)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	2,216,228
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	118,838	109,978
Long-Term Capital Gains	—	—
Total	118,838	109,978
*	Includes short-term capital gains, if any.

Tax-Managed Small-Cap Fund
As of December 31, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,683,952
Gross Unrealized Appreciation	2,839,210
Gross Unrealized Depreciation	(622,982)
Net Unrealized Appreciation (Depreciation)	2,216,228
F.  During the year ended December 31, 2022, the fund purchased $1,485,859,000 of investment securities and sold $1,427,631,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $549,194,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2022, such purchases were $138,724,000 and sales were $55,891,000, resulting in net realized loss of $564,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	1,142,954	14,128	1,514,849	17,250
Issued in Lieu of Cash Distributions	75,203	977	70,145	778
Redeemed	(1,200,837)	(14,836)	(1,368,992)	(15,531)
Net Increase (Decrease)—Admiral Shares	17,320	269	216,002	2,497
Institutional Shares
Issued	63,464	795	140,767	1,520
Issued in Lieu of Cash Distributions	6,480	84	6,056	67
Redeemed	(53,257)	(650)	(66,317)	(745)
Net Increase (Decrease)—Institutional Shares	16,687	229	80,506	842
H.  Management has determined that no events or transactions occurred subsequent to December 31, 2022, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Tax-Managed Funds and Shareholders of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small-Cap Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small-Cap Fund (three of the funds constituting Vanguard Tax-Managed Funds, hereafter collectively referred to as the "Funds") as of December 31, 2022, the related statements of operations for the year ended December 31, 2022, the statements of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2022 and each of the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
  /s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 16, 2023
 We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders.
Fund	Percentage
Tax-Managed Balanced Fund	95.8%
Tax-Managed Capital Appreciation Fund	97.9
Tax-Managed Small-Cap Fund	78.9
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for individual shareholders for the fiscal year.
Fund	($000)
Tax-Managed Balanced Fund	51,395
Tax-Managed Capital Appreciation Fund	219,292
Tax-Managed Small-Cap Fund	95,997
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Tax-Managed Balanced Fund	—
Tax-Managed Capital Appreciation Fund	260
Tax-Managed Small-Cap Fund	111
The Tax-Managed Balanced Fund designates 63% of its income dividends as exempt-interest dividends.
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified business income for individual shareholders for the fiscal year.
Fund	($000)
Tax-Managed Balanced Fund	953
Tax-Managed Capital Appreciation Fund	—
Tax-Managed Small-Cap Fund	19,085

"Bloomberg®" and Bloomberg 1–15 Year Municipal Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Tax-Managed Balanced Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Tax-Managed Balanced Fund or any member of the public regarding the advisability of investing in securities generally or in the Tax-Managed Balanced Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg 1–15 Year Municipal Bond Index, which is determined, composed and calculated by BISL without regard to Vanguard or the Tax-Managed Balanced Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the or the owners of the Tax-Managed Balanced Fund into consideration in determining, composing or calculating the Bloomberg 1–15 Year Municipal Bond Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Tax-Managed Balanced Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Tax-Managed Balanced Fund customers, in connection with the administration, marketing or trading of the Tax-Managed Balanced Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG 1–15 YEAR MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE TAX-MANAGED BALANCED FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG 1–15 YEAR MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG 1–15 YEAR MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES— WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE TAX-MANAGED BALANCED FUND OR BLOOMBERG 1–15 YEAR MUNICIPAL BOND INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2023 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2023, Bloomberg. All rights reserved.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street Corporation.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. McIsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q1030 022023

Annual Report   |   December 31, 2022
Vanguard Developed Markets Index Fund

Contents
Your Fund’s Performance at a Glance	1
About Your Fund’s Expenses	2
Performance Summary	4
Financial Statements	7
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	Despite some relief in midsummer and late fall, the 12 months ended December 31, 2022, were a volatile, challenging period for financial markets. Returns for Vanguard Developed Markets Index Fund ranged from –15.39% for Investor Shares to –15.32% for Admiral Shares. The fund’s benchmark, the FTSE Developed All Cap ex US Index, returned –15.58%.
•	The economic backdrop deteriorated as inflation soared to multidecade highs, driven by government spending during the pandemic as well as higher energy and food prices after Russia’s invasion of Ukraine. That prompted aggressive tightening by many central banks to bring inflation back in check, which weighed on bond prices and increased fears of recession.
•	Energy stocks contributed most to results. The technology, industrial, and consumer discretionary sectors eroded performance the most.
•	Over the past decade, the fund recorded average annual returns of nearly 5%, in line with its spliced benchmark index.
•	Returns for the fund differed from that of its benchmark in part because of differences in the prices of securities used by the fund to calculate its net asset value and the quoted or published prices for the same securities.[1]
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-19.13%	7.35%	9.13%
Russell 2000 Index (Small-caps)	-20.44	3.10	4.13
Russell 3000 Index (Broad U.S. market)	-19.21	7.07	8.79
FTSE All-World ex US Index (International)	-15.49	0.61	1.28
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-13.07%	-2.67%	0.06%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-8.53	-0.77	1.25
FTSE Three-Month U.S. Treasury Bill Index	1.50	0.70	1.24
CPI
Consumer Price Index	6.45%	4.92%	3.78%
1See Note 1 in the Notes to Financial Statements.
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended December 31, 2022
	Beginning Account Value 6/30/2022	Ending Account Value 12/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Developed Markets Index Fund
Investor Shares	$1,000.00	$1,048.30	$0.88
FTSE Developed Markets ETF Shares	1,000.00	1,048.50	0.31
Admiral™ Shares	1,000.00	1,048.80	0.41
Institutional Shares	1,000.00	1,048.10	0.31
Institutional Plus Shares	1,000.00	1,048.60	0.26
Based on Hypothetical 5% Yearly Return
Developed Markets Index Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
FTSE Developed Markets ETF Shares	1,000.00	1,024.90	0.31
Admiral Shares	1,000.00	1,024.80	0.41
Institutional Shares	1,000.00	1,024.90	0.31
Institutional Plus Shares	1,000.00	1,024.95	0.26
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares, 0.06% for FTSE Developed Markets ETF Shares, 0.08% for Admiral Shares, 0.06% for Institutional Shares, and 0.05% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

Developed Markets Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2012, Through December 31, 2022
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
FTSE Developed Markets ETF Shares Net Asset Value	-15.35%	1.68%	4.93%	$16,186
FTSE Developed Markets ETF Shares Market Price	-15.39	1.62	4.85	16,060
Spliced Developed ex US Index	-15.58	1.55	4.97	16,248
FTSE Global All Cap ex US Index	-16.10	1.10	4.18	15,066
Spliced Developed ex US Index: MSCI EAFE Index through May 28, 2013; FTSE Developed ex North America Index through December 20, 2015; FTSE Developed All Cap ex US Transition Index through May 31, 2016; FTSE Developed All Cap ex US Index thereafter. Benchmark returns are adjusted for withholding taxes.

	One Year	Five Years	Since Inception (12/19/2013)	Final Value of a $10,000 Investment
Developed Markets Index Fund Investor Shares	-15.39%	1.57%	3.44%	$13,570
Spliced Developed ex US Index	-15.58	1.55	3.52	13,663
FTSE Global All Cap ex US Index	-16.10	1.10	3.30	13,403
“Since Inception” performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standard(s).
See Financial Highlights for dividend and capital gains information.
4

Developed Markets Index Fund
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Developed Markets Index Fund Admiral Shares	-15.32%	1.67%	4.92%	$16,168
Spliced Developed ex US Index	-15.58	1.55	4.97	16,248
FTSE Global All Cap ex US Index	-16.10	1.10	4.18	15,066

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Developed Markets Index Fund Institutional Shares	-15.34%	1.67%	4.93%	$8,093,977
Spliced Developed ex US Index	-15.58	1.55	4.97	8,123,797
FTSE Global All Cap ex US Index	-16.10	1.10	4.18	7,532,897

	One Year	Five Years	Since Inception (4/1/2014)	Final Value of a $100,000,000 Investment
Developed Markets Index Fund Institutional Plus Shares	-15.33%	1.68%	3.16%	$131,254,680
Spliced Developed ex US Index	-15.58	1.55	3.15	131,130,860
FTSE Global All Cap ex US Index	-16.10	1.10	2.91	128,555,690
“Since Inception” performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standard(s).
Cumulative Returns of ETF Shares: December 31, 2012, Through December 31, 2022
	One Year	Five Years	Ten Years
FTSE Developed Markets ETF Shares Market Price	-15.39%	8.35%	60.60%
FTSE Developed Markets ETF Shares Net Asset Value	-15.35	8.69	61.86
Spliced Developed ex US Index	-15.58	8.01	62.48
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
5

Developed Markets Index Fund
Fund Allocation
As of December 31, 2022
Japan	20.5%
United Kingdom	13.5
Canada	9.9
France	8.8
Switzerland	7.8
Australia	7.2
Germany	6.5
South Korea	4.4
Netherlands	3.4
Sweden	2.8
Hong Kong	2.6
Denmark	2.4
Italy	2.1
Spain	2.0
Singapore	1.2
Finland	1.1
Belgium	1.0
Other	2.8
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
6

Developed Markets Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.8%)
Australia (7.1%)
	BHP Group Ltd.	38,347,072	1,187,875
	Commonwealth Bank of Australia	13,014,703	903,934
	CSL Ltd.	3,666,306	714,908
	National Australia Bank Ltd.	24,206,744	491,484
	Westpac Banking Corp.	26,554,229	420,394
*	ANZ Group Holdings Ltd.	22,802,407	367,322
	Woodside Energy Group Ltd.	14,408,343	348,944
	Macquarie Group Ltd.	2,647,066	298,823
	Wesfarmers Ltd.	8,626,438	269,035
	Rio Tinto Ltd.	2,831,120	223,448
	Woolworths Group Ltd.	9,260,160	211,460
	Transurban Group (XASX)	23,388,216	205,766
	Fortescue Metals Group Ltd.	12,121,645	169,426
	Goodman Group	13,971,169	164,306
	Amcor plc GDR	11,458,323	137,399
	Santos Ltd.	23,022,774	113,230
	Coles Group Ltd.	9,683,178	109,765
	Aristocrat Leisure Ltd.	5,030,922	103,666
	QBE Insurance Group Ltd.	11,293,575	102,452
	South32 Ltd.	35,026,962	96,031
	Newcrest Mining Ltd. (XASX)	6,815,938	95,575
	Brambles Ltd.	10,574,271	86,715
	Telstra Group Ltd.	31,114,028	84,146
	Suncorp Group Ltd.	9,621,563	78,404
	Scentre Group	39,541,450	76,970
	Sonic Healthcare Ltd.	3,664,370	74,574
	Computershare Ltd. (XASX)	4,095,580	72,148
	Origin Energy Ltd.	13,094,504	68,536
	ASX Ltd.	1,474,899	67,928
	Cochlear Ltd.	488,836	67,512
	Mineral Resources Ltd.	1,270,752	66,659
	APA Group	9,001,759	65,798
		Shares	Market Value• ($000)
	Northern Star Resources Ltd.	8,692,734	65,050
	James Hardie Industries plc GDR	3,377,100	60,782
	Insurance Australia Group Ltd.	18,823,419	60,511
	Ramsay Health Care Ltd.	1,333,673	58,563
*	Lottery Corp. Ltd.	16,954,072	51,677
	Treasury Wine Estates Ltd.	5,511,183	50,915
*	Pilbara Minerals Ltd.	20,097,960	50,893
	Atlas Arteria Ltd.	11,059,829	49,808
	OZ Minerals Ltd.	2,489,308	46,921
*	Xero Ltd.	964,300	45,982
	Endeavour Group Ltd.	10,414,707	45,324
	Stockland	18,213,401	44,857
	Mirvac Group	30,047,913	43,471
	IGO Ltd.	4,741,775	43,375
	Dexus (XASX)	8,222,967	43,171
	Medibank Pvt Ltd.	21,009,057	41,914
	GPT Group	14,615,563	41,684
	WiseTech Global Ltd.	1,206,999	41,512
	BlueScope Steel Ltd.	3,554,850	40,515
	Vicinity Ltd.	28,792,128	38,878
	Washington H Soul Pattinson & Co. Ltd.	2,033,268	38,147
	SEEK Ltd.	2,669,010	37,945
	Whitehaven Coal Ltd.	5,924,742	37,746
	Incitec Pivot Ltd.	14,815,310	37,714
*	Lynas Rare Earths Ltd.	6,876,674	36,251
	carsales.com Ltd.	2,553,317	35,932
	Orica Ltd.	3,429,534	35,065
	Ampol Ltd.	1,819,600	34,977
	Aurizon Holdings Ltd.	13,501,061	34,204
*	Allkem Ltd.	4,450,333	33,714
	ALS Ltd.	3,674,196	30,462
	Cleanaway Waste Management Ltd.	17,017,059	30,322
	Worley Ltd.	2,857,261	29,145
	Charter Hall Group	3,590,325	29,124
	Steadfast Group Ltd.	7,798,981	28,965
	REA Group Ltd.	384,558	28,921
	Bendigo & Adelaide Bank Ltd.	4,315,261	28,637
7

Developed Markets Index Fund
		Shares	Market Value• ($000)
	AGL Energy Ltd.	5,129,286	28,078
	Lendlease Corp. Ltd.	5,239,568	27,812
	Evolution Mining Ltd.	13,204,837	26,998
	Challenger Ltd.	5,136,070	26,408
*	Qantas Airways Ltd.	6,329,782	25,621
[1]	IDP Education Ltd.	1,376,688	25,371
	Qube Holdings Ltd.	12,705,558	24,236
[1]	JB Hi-Fi Ltd.	829,052	23,629
[1]	Bank of Queensland Ltd.	4,920,011	23,007
	Altium Ltd.	898,315	21,339
*	NEXTDC Ltd.	3,449,871	21,288
*	AMP Ltd.	23,797,938	21,165
	Domino's Pizza Enterprises Ltd.	465,090	20,945
	Iluka Resources Ltd.	3,213,199	20,669
	Alumina Ltd.	19,365,936	19,994
	Metcash Ltd.	7,360,740	19,905
	nib holdings Ltd.	3,663,371	19,159
	Technology One Ltd.	2,121,162	18,842
	Ansell Ltd.	971,981	18,670
	Champion Iron Ltd.	3,491,457	17,274
	Region RE Ltd.	8,660,612	15,935
	Reece Ltd.	1,621,191	15,497
	Seven Group Holdings Ltd.	1,087,724	15,471
	Charter Hall Long Wale REIT	5,046,728	15,131
	Perseus Mining Ltd.	10,336,594	14,874
	Beach Energy Ltd.	13,540,440	14,703
	Nine Entertainment Co. Holdings Ltd.	11,104,456	13,853
	National Storage REIT	8,721,545	13,744
[1]	Breville Group Ltd.	1,081,913	13,435
	Downer EDI Ltd.	5,121,809	12,872
	Sandfire Resources Ltd. (XASX)	3,471,987	12,840
	Harvey Norman Holdings Ltd.	4,532,331	12,700
	Tabcorp Holdings Ltd.	17,310,589	12,605
	Orora Ltd.	6,437,530	12,600
	Nufarm Ltd.	2,884,920	12,027
[1]	Pro Medicus Ltd.	319,894	11,956
	Reliance Worldwide Corp. Ltd.	5,980,003	11,956
[2]	Viva Energy Group Ltd.	6,410,760	11,867
	Webjet Ltd.	2,843,308	11,834
	CSR Ltd.	3,659,868	11,703
*	Liontown Resources Ltd.	13,036,727	11,609
	HomeCo Daily Needs REIT	13,132,927	11,479
	Bapcor Ltd.	2,575,789	11,287
	Insignia Financial Ltd.	4,873,743	11,089
*	Chalice Mining Ltd.	2,570,371	11,020
	Eagers Automotive Ltd.	1,479,375	10,845
	Sims Ltd.	1,221,408	10,828
*,1	Flight Centre Travel Group Ltd.	1,087,716	10,645
*	Paladin Energy Ltd.	22,249,646	10,499
	Premier Investments Ltd.	618,290	10,359
	Waypoint REIT Ltd.	5,436,124	10,153
		Shares	Market Value• ($000)
	ARB Corp. Ltd.	580,651	10,077
	Deterra Royalties Ltd.	3,241,133	10,036
	AUB Group Ltd.	658,385	10,030
	Pendal Group Ltd.	2,933,349	9,941
	BWP Trust	3,732,771	9,903
	Charter Hall Retail REIT	3,779,235	9,761
	Gold Road Resources Ltd.	8,234,145	9,531
*,1	Core Lithium Ltd.	13,780,325	9,510
	Lifestyle Communities Ltd.	720,548	9,250
	TPG Telecom Ltd.	2,791,551	9,247
	Super Retail Group Ltd.	1,248,655	9,063
	IRESS Ltd.	1,376,463	8,897
	GrainCorp Ltd. Class A	1,719,171	8,667
*	De Grey Mining Ltd.	9,796,853	8,628
	Healius Ltd.	4,070,215	8,481
	Corporate Travel Management Ltd.	849,307	8,456
	Ingenia Communities Group	2,778,668	8,408
	Centuria Industrial REIT	3,952,836	8,352
	InvoCare Ltd.	1,115,672	8,345
	Elders Ltd.	1,170,547	8,035
*	Star Entertainment Grp Ltd.	6,561,659	7,872
	New Hope Corp. Ltd.	1,806,089	7,757
[2]	Coronado Global Resources Inc. GDR	5,619,451	7,598
	HUB24 Ltd.	424,572	7,588
	IPH Ltd.	1,273,969	7,488
	Regis Resources Ltd.	5,274,951	7,424
*	Capricorn Metals Ltd.	2,320,275	7,276
*	PEXA Group Ltd.	903,908	7,264
[1]	Perpetual Ltd.	436,633	7,253
*	Syrah Resources Ltd.	4,950,211	6,906
	EVT Ltd.	796,577	6,868
	Brickworks Ltd.	452,983	6,815
	Abacus Property Group	3,821,764	6,803
	Nickel Mines Ltd.	10,264,538	6,792
*,1	Sayona Mining Ltd.	50,738,750	6,456
	Magellan Financial Group Ltd.	1,049,872	6,352
	Lovisa Holdings Ltd.	402,620	6,321
	Arena REIT	2,431,276	6,297
*	West African Resources Ltd.	7,779,875	6,294
	NRW Holdings Ltd.	3,273,610	6,248
	Centuria Capital Group	5,375,396	6,210
	Costa Group Holdings Ltd. (XASX)	3,307,980	6,181
*	Telix Pharmaceuticals Ltd.	1,249,120	6,169
*	PolyNovo Ltd.	4,457,442	6,124

8

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Monadelphous Group Ltd.	673,791	6,122
	Bega Cheese Ltd.	2,269,963	5,994
*	Bellevue Gold Ltd.	7,536,556	5,845
	Charter Hall Social Infrastructure REIT	2,505,461	5,782
*	Karoon Energy Ltd.	3,771,085	5,667
	Johns Lyng Group Ltd.	1,324,301	5,568
	Blackmores Ltd.	112,859	5,541
	Credit Corp. Group Ltd.	436,089	5,529
	GUD Holdings Ltd.	1,069,109	5,481
*,1	Lake Resources NL	10,155,440	5,478
*	Silver Lake Resources Ltd.	6,599,911	5,373
	Netwealth Group Ltd.	637,232	5,221
*	Nanosonics Ltd.	1,782,263	5,180
	Link Administration Holdings Ltd.	3,764,992	5,059
*	Helia Group Ltd.	2,705,299	5,048
	Cromwell Property Group	11,011,163	5,016
[1]	Boral Ltd.	2,548,737	4,999
	Data#3 Ltd.	1,070,814	4,945
*,3	AVZ Minerals Ltd.	18,520,485	4,918
*,1	Megaport Ltd.	1,142,456	4,896
	G8 Education Ltd.	6,433,846	4,842
	Platinum Asset Management Ltd.	3,998,053	4,841
	United Malt Grp Ltd.	2,035,128	4,805
*	Omni Bridgeway Ltd.	1,901,562	4,680
*	Perenti Ltd.	5,222,528	4,678
	Rural Funds Group	2,799,957	4,596
	GQG Partners Inc. GDR	4,787,501	4,567
*,1	Imugene Ltd.	46,394,224	4,531
	Imdex Ltd.	2,918,193	4,393
	Pinnacle Investment Management Group Ltd.	738,971	4,376
	Hansen Technologies Ltd.	1,246,884	4,362
	Growthpoint Properties Australia Ltd.	2,126,097	4,287
[1]	Clinuvel Pharmaceuticals Ltd.	288,464	4,217
	McMillan Shakespeare Ltd.	454,336	4,151
*,1	ioneer Ltd.	15,828,654	4,052
*,1,2	Life360 Inc. GDR	1,232,693	4,052
	Collins Foods Ltd.	825,788	4,031
	Ramelius Resources Ltd.	6,280,822	4,016
[1]	Adbri Ltd.	3,390,621	3,813
	Jumbo Interactive Ltd.	398,335	3,782
	Kelsian Group Ltd.	949,652	3,670
	Centuria Office REIT	3,500,842	3,638
	APM Human Services International Ltd.	2,231,744	3,625
*	Mincor Resources NL	3,502,175	3,567
		Shares	Market Value• ($000)
*	Judo Capital Holdings Ltd.	3,900,074	3,534
	HMC Capital Ltd.	1,189,927	3,426
*	St. Barbara Ltd.	6,400,079	3,421
*,1	Vulcan Energy Resources Ltd.	793,220	3,403
	Austal Ltd.	2,397,770	3,396
	Hotel Property Investments	1,394,603	3,378
	Domain Holdings Australia Ltd.	1,844,912	3,375
*,1	SiteMinder Ltd.	1,600,312	3,318
	Dexus Industria REIT	1,636,867	3,219
*,1	BrainChip Holdings Ltd.	6,291,494	3,161
*,1	Calix Ltd.	1,039,394	3,145
	oOh!media Ltd.	3,592,861	3,116
*	Ventia Services Group Pty Ltd.	1,864,103	3,049
*	Macquarie Telecom Group Ltd.	71,796	2,903
*	Mesoblast Ltd.	4,884,734	2,900
*	OFX Group Ltd.	1,739,583	2,817
*	Eclipx Group Ltd.	2,052,717	2,808
	Myer Holdings Ltd.	6,031,723	2,789
	GWA Group Ltd.	2,000,369	2,781
*	Australian Agricultural Co. Ltd.	2,318,399	2,765
	Accent Group Ltd.	2,416,879	2,757
	Dicker Data Ltd.	390,071	2,703
	Sigma Healthcare Ltd.	6,430,133	2,668
	Integral Diagnostics Ltd.	1,316,223	2,621
	Inghams Group Ltd.	1,347,422	2,612
	Nick Scali Ltd.	361,316	2,595
*,1	Temple & Webster Group Ltd.	820,634	2,572
	29Metals Ltd.	1,949,737	2,529
*,1	Jervois Global Ltd.	13,266,168	2,478
	Select Harvests Ltd.	930,652	2,468
	Codan Ltd.	884,471	2,449
*	Cooper Energy Ltd.	19,480,253	2,440
*	Audinate Group Ltd.	477,575	2,424
	Estia Health Ltd.	1,726,565	2,422
*,1	Aussie Broadband Ltd.	1,352,197	2,393
*	Tyro Payments Ltd.	2,476,468	2,354
*	Leo Lithium Ltd.	7,131,822	2,337
	MyState Ltd.	865,011	2,303
*	Opthea Ltd.	3,529,974	2,209
	SmartGroup Corp. Ltd.	626,895	2,171
	Infomedia Ltd.	2,656,586	2,167
	Australian Ethical Investment Ltd.	811,239	2,144
*,1	Resolute Mining Ltd.	15,480,866	2,093
[1]	Emeco Holdings Ltd.	3,941,779	2,057
	Praemium Ltd.	3,716,078	2,014
*	Neometals Ltd.	3,746,652	2,013
*	Seven West Media Ltd.	7,289,604	1,956
*	Mount Gibson Iron Ltd.	5,773,933	1,906
	Service Stream Ltd.	4,103,051	1,903
	Australian Clinical Labs Ltd.	907,529	1,844

9

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,1	Paradigm Biopharmaceuticals Ltd.	1,947,879	1,842
	Baby Bunting Group Ltd.	990,387	1,825
*,1	Novonix Ltd.	1,782,967	1,756
*	Solvar Ltd.	1,351,906	1,685
*	Westgold Resources Ltd.	2,808,483	1,676
*,1	Zip Co. Ltd.	4,827,873	1,667
*,1	PointsBet Holdings Ltd.	1,659,119	1,650
*	Mayne Pharma Group Ltd.	12,072,799	1,641
	GDI Property Group	3,157,482	1,540
	Australian Finance Group Ltd.	1,536,988	1,513
*	Superloop Ltd.	3,007,344	1,483
	Southern Cross Media Group Ltd.	1,990,043	1,442
	Appen Ltd.	810,911	1,369
	Cedar Woods Properties Ltd.	466,167	1,368
*	Carnarvon Energy Ltd.	12,791,733	1,297
*	Ardent Leisure Group Ltd.	3,033,579	1,251
*	Starpharma Holdings Ltd. Class A	3,323,924	1,240
*	Alkane Resources Ltd.	3,388,373	1,238
	Macmahon Holdings Ltd.	12,525,676	1,234
[1]	Regis Healthcare Ltd.	946,613	1,216
*,1	Incannex Healthcare Ltd.	10,187,172	1,199
	Jupiter Mines Ltd.	7,793,982	1,172
*,1	Kogan.com Ltd.	485,361	1,152
	Bravura Solutions Ltd.	1,829,177	1,087
*,1	Bubs Australia Ltd.	5,159,299	1,049
[1]	Humm Group Ltd.	2,718,469	1,039
	SG Fleet Group Ltd.	824,704	1,022
*,1	Betmakers Technology Group Ltd.	5,391,513	1,002
*,1	Fineos Corp. Ltd. GDR	965,125	998
	Pact Group Holdings Ltd.	1,420,127	985
	Navigator Global Investments Ltd.	1,233,061	969
*,1	EML Payments Ltd.	2,244,691	953
*,1	Australian Strategic Materials Ltd.	926,438	898
*,1	AMA Group Ltd.	5,663,807	828
*	Aurelia Metals Ltd.	8,642,950	731
*,1	Dubber Corp. Ltd.	2,156,907	701
*	Andromeda Metals Ltd.	21,412,926	643
*	Nuix Ltd.	1,430,279	606
*,1	Redbubble Ltd.	1,245,137	437
*	New Century Resources Ltd.	751,317	435
*,1	City Chic Collective Ltd.	1,021,733	329
*,3	Firefinch Ltd.	8,031,301	328
		Shares	Market Value• ($000)
*,1	Electro Optic Systems Holdings Ltd.	919,689	302
*	Incannex Healthcare Ltd. Warrants Exp. 4/28/23	220,258	—
*,1	PointsBet Holdings Ltd. Warrants Exp. 7/8/24	79,796	—
			10,652,845
Austria (0.3%)
	Erste Group Bank AG	2,493,531	79,781
	OMV AG	1,083,113	55,716
	Verbund AG	503,198	42,299
[2]	BAWAG Group AG	657,516	35,039
	ANDRITZ AG	529,869	30,331
	voestalpine AG	879,255	23,291
	Wienerberger AG	839,662	20,239
*	Raiffeisen Bank International AG	989,669	16,138
	Mayr Melnhof Karton AG	65,362	10,559
	CA Immobilien Anlagen AG	316,899	9,568
[1]	Oesterreichische Post AG	250,292	7,880
	Vienna Insurance Group AG Wiener Versicherung Gruppe	289,411	6,917
	AT&S Austria Technologie & Systemtechnik AG	194,739	6,679
	UNIQA Insurance Group AG	849,251	6,348
	Telekom Austria AG Class A	1,025,283	6,335
[1]	Lenzing AG	99,890	5,847
	Schoeller-Bleckmann Oilfield Equipment AG	83,036	5,207
	EVN AG	276,319	4,997
*	DO & CO AG	50,648	4,801
	Strabag SE (Bearer)	111,144	4,653
*	IMMOFINANZ AG	249,648	3,123
*	Flughafen Wien AG	77,971	2,686
	Palfinger AG	99,713	2,526
	Agrana Beteiligungs AG	84,873	1,357
	Porr AG	93,195	1,169
	S IMMO AG (XWBO)	41,656	558
*,3	S Immo AG	376,094	—
			394,044
Belgium (0.9%)
	Anheuser-Busch InBev SA	6,586,183	396,692
*	Argenx SE	419,843	157,612
	KBC Group NV	2,092,984	134,757
	UCB SA	919,484	72,449
	Ageas SA	1,399,919	62,117
	Groupe Bruxelles Lambert SA	759,881	60,728
	Umicore SA	1,566,016	57,598
	Solvay SA	530,374	53,624
	Elia Group SA	286,298	40,701
	Warehouses De Pauw CVA	1,191,083	34,121
	D'ieteren Group	174,094	33,411

10

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Ackermans & van Haaren NV	170,007	29,179
	Sofina SA	116,414	25,705
	Aedifica SA	304,057	24,740
	Cofinimmo SA	245,514	21,986
*	Lotus Bakeries NV	3,051	20,661
	Euronav NV	937,305	15,768
	Melexis NV	152,742	13,296
	Barco NV	530,403	13,140
	KBC Ancora	271,531	12,237
	Bekaert SA	265,740	10,327
	Proximus SADP	1,064,649	10,279
	Etablissements Franz Colruyt NV	382,336	8,732
	Shurgard Self Storage SA	189,993	8,712
	Gimv NV	152,668	7,212
	Montea NV	99,733	7,147
*	Dredging Environmental & Marine Engineering NV	52,400	6,959
*	Tessenderlo Group SA	194,256	6,932
	Xior Student Housing NV	211,523	6,571
	VGP NV	75,441	6,312
	Fagron	436,070	6,204
	Retail Estates NV	85,810	5,703
	Telenet Group Holding NV	342,697	5,598
*	Kinepolis Group NV	99,915	4,162
*,1	Ontex Group NV	607,759	4,068
	bpost SA	767,131	3,944
*	AGFA-Gevaert NV	984,255	2,814
	Econocom Group SA NV	745,879	2,275
*	Orange Belgium SA	109,969	2,027
	Van de Velde NV	45,819	1,479
	Wereldhave Belgium Comm VA	20,644	1,085
*,1	Mithra Pharmaceuticals SA	202,174	738
			1,399,802
Canada (9.8%)
	Royal Bank of Canada	10,692,485	1,005,283
	Toronto-Dominion Bank	13,864,148	897,688
	Enbridge Inc.	15,431,352	603,122
	Canadian National Railway Co.	4,603,124	546,799
	Canadian Pacific Railway Ltd. (XTSE)	7,080,393	527,892
	Bank of Montreal	5,233,042	474,066
	Canadian Natural Resources Ltd.	8,280,957	459,856
	Bank of Nova Scotia	9,084,653	445,108
*	Brookfield Corp.	10,616,363	333,859
	Suncor Energy Inc.	10,405,283	330,064
[1]	TC Energy Corp.	7,698,960	306,935
*	Shopify Inc. Class A	8,590,306	298,250
	Nutrien Ltd.	3,965,994	289,541
[1]	Canadian Imperial Bank of Commerce	6,727,987	272,151
		Shares	Market Value• ($000)
	Alimentation Couche-Tard Inc.	5,959,042	261,863
	Waste Connections Inc.	1,956,011	259,280
	Manulife Financial Corp.	14,535,586	259,257
	Constellation Software Inc.	145,535	227,219
	Sun Life Financial Inc.	4,468,743	207,430
	Franco-Nevada Corp.	1,451,872	197,911
	Intact Financial Corp.	1,341,735	193,144
	Agnico Eagle Mines Ltd.	3,471,795	180,410
	Cenovus Energy Inc.	9,133,823	177,212
[1]	National Bank of Canada	2,558,847	172,410
	Barrick Gold Corp. (XLON)	9,947,530	170,519
	Restaurant Brands International Inc. (XTSE)	2,303,109	148,954
	Fortis Inc. (XTSE)	3,636,086	145,497
	Pembina Pipeline Corp.	4,191,974	142,292
	Thomson Reuters Corp.	1,239,771	141,429
*	CGI Inc.	1,607,550	138,565
	Wheaton Precious Metals Corp.	3,444,303	134,567
	Teck Resources Ltd. Class B	3,401,027	128,531
	Dollarama Inc.	2,073,115	121,248
	Magna International Inc.	2,029,252	113,992
	Tourmaline Oil Corp.	2,181,110	110,054
	WSP Global Inc.	942,233	109,317
	Loblaw Cos. Ltd.	1,182,106	104,521
	BCE Inc.	2,311,658	101,566
	Metro Inc.	1,801,646	99,756
	Fairfax Financial Holdings Ltd.	163,390	96,787
[1]	Power Corp. of Canada	4,092,945	96,278
	Shaw Communications Inc. Class B	3,261,765	93,975
	First Quantum Minerals Ltd.	4,236,081	88,507
	Emera Inc.	2,045,648	78,185
	Cameco Corp. (XTSE)	3,293,690	74,655
*	Brookfield Asset Management Ltd. Class A	2,536,471	72,629
[1]	Imperial Oil Ltd.	1,440,186	70,148
	TELUS Corp.	3,628,558	70,025
	George Weston Ltd.	521,881	64,749
[2]	Hydro One Ltd.	2,405,863	64,447
	Barrick Gold Corp.	3,561,990	62,957
[1]	TFI International Inc.	627,881	62,886
[1]	ARC Resources Ltd.	4,552,941	61,367
	Open Text Corp.	2,039,495	60,432
	Northland Power Inc.	1,858,995	50,978
	Ritchie Bros Auctioneers Inc.	841,566	48,611
	CCL Industries Inc. Class B	1,120,242	47,854

11

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Great-West Lifeco Inc.	2,065,390	47,745
	iA Financial Corp. Inc.	804,641	47,108
	Saputo Inc.	1,835,678	45,445
*	Descartes Systems Group Inc.	644,930	44,959
	Toromont Industries Ltd.	616,284	44,474
	Canadian Tire Corp. Ltd. Class A	419,026	43,790
*	CAE Inc.	2,240,058	43,329
[1]	West Fraser Timber Co. Ltd.	599,196	43,267
	TMX Group Ltd.	422,830	42,320
	Element Fleet Management Corp.	2,992,400	40,775
	Stantec Inc.	850,023	40,731
[1]	Canadian Apartment Properties REIT	1,291,033	40,695
	Yamana Gold Inc.	7,326,029	40,688
	Kinross Gold Corp.	9,890,243	40,321
	Gildan Activewear Inc.	1,347,079	36,890
[1]	Keyera Corp.	1,675,640	36,619
[1]	AltaGas Ltd.	2,120,082	36,608
	RioCan REIT	2,308,213	36,021
[1]	FirstService Corp.	287,901	35,256
*	Ivanhoe Mines Ltd. Class A	4,311,684	34,073
[1]	Algonquin Power & Utilities Corp.	5,140,506	33,485
	GFL Environmental Inc.	1,146,494	33,480
*	MEG Energy Corp.	2,293,053	31,923
	Lundin Mining Corp.	5,187,590	31,838
	Enerplus Corp.	1,764,705	31,150
	Capital Power Corp.	884,807	30,276
	Alamos Gold Inc. Class A	2,987,433	30,205
	Finning International Inc.	1,174,680	29,202
	Brookfield Infrastructure Corp. Class A	743,332	28,915
	B2Gold Corp.	8,059,361	28,630
	Crescent Point Energy Corp.	3,863,442	27,563
	Onex Corp.	554,556	26,741
[1]	Brookfield Renewable Corp. Class A (XTSE)	968,556	26,660
[1]	Parkland Corp.	1,183,817	25,976
[1]	PrairieSky Royalty Ltd.	1,617,443	25,922
[1]	Pan American Silver Corp.	1,578,863	25,770
	Boyd Group Services Inc.	161,863	25,004
	Canadian Utilities Ltd. Class A	922,127	24,960
	SSR Mining Inc.	1,591,078	24,900
*	Bombardier Inc. Class B	638,022	24,630
[1]	SNC-Lavalin Group Inc.	1,341,980	23,648
*	Kinaxis Inc.	209,776	23,536
*	Aritzia Inc.	667,892	23,357
		Shares	Market Value• ($000)
	Granite REIT	455,097	23,219
	Summit Industrial Income REIT	1,343,530	22,515
	Colliers International Group Inc.	237,424	21,810
	Vermilion Energy Inc.	1,216,992	21,545
[1]	Choice Properties REIT	1,948,586	21,242
	BRP Inc.	270,898	20,653
[1]	First Capital REIT	1,615,291	20,054
[1]	SmartCentres REIT	985,591	19,493
	Gibson Energy Inc.	1,115,831	19,482
*	Air Canada Class A	1,340,142	19,192
*	Baytex Energy Corp.	4,177,458	18,758
	Primo Water Corp.	1,193,342	18,526
	Boralex Inc. Class A	622,781	18,407
	Allied Properties REIT	958,358	18,120
[1]	H&R REIT	1,998,223	17,872
[1]	Whitecap Resources Inc.	2,245,321	17,810
	Atco Ltd. Class I	567,291	17,756
*	ATS Corp.	566,959	17,624
[1]	IGM Financial Inc.	624,040	17,422
	Premium Brands Holdings Corp. Class A	282,822	17,187
[1]	Osisko Gold Royalties Ltd. (XTSE)	1,416,034	17,068
	Methanex Corp.	429,569	16,263
	Stella-Jones Inc.	453,839	16,263
	TransAlta Corp.	1,794,350	16,048
[1]	Dream Industrial REIT	1,852,273	15,992
	Definity Financial Corp.	556,935	15,828
*	Bausch Health Cos. Inc.	2,411,752	15,140
	Linamar Corp.	326,134	14,765
*	Lightspeed Commerce Inc. (XTSE)	1,026,985	14,677
[1]	First Majestic Silver Corp.	1,731,773	14,427
	Tricon Capital Group Inc.	1,846,162	14,235
	Innergex Renewable Energy Inc.	1,174,140	14,048
*,1	Lithium Americas Corp.	720,769	13,665
[1]	CI Financial Corp.	1,310,015	13,071
*	BlackBerry Ltd.	3,982,329	12,971
*,2	Nuvei Corp.	491,068	12,480
	Canadian Western Bank	696,341	12,374
	Parex Resources Inc.	819,495	12,196
	Paramount Resources Ltd. Class A	566,479	11,982
*	Eldorado Gold Corp.	1,400,804	11,680
[1]	NorthWest Healthcare Properties REIT	1,605,193	11,262
[1]	Chartwell Retirement Residences	1,784,788	11,125
*	Novagold Resources Inc.	1,834,829	10,963

12

Developed Markets Index Fund
		Shares	Market Value• ($000)
[1]	Stelco Holdings Inc.	326,529	10,681
[1]	Superior Plus Corp.	1,277,348	10,594
	Maple Leaf Foods Inc.	574,990	10,383
[1]	Boardwalk REIT	281,526	10,278
*	OceanaGold Corp.	5,340,187	10,176
	Russel Metals Inc.	469,009	9,969
	North West Co. Inc.	358,565	9,420
*	IAMGOLD Corp.	3,670,027	9,405
	Home Capital Group Inc. Class B	292,517	9,199
*,1	Ballard Power Systems Inc.	1,903,595	9,110
	Enghouse Systems Ltd.	338,110	8,982
	Quebecor Inc. Class B	396,708	8,848
*	Celestica Inc.	776,918	8,756
	Centerra Gold Inc.	1,669,545	8,644
	Hudbay Minerals Inc.	1,653,710	8,354
[1]	Primaris REIT	756,128	8,176
[1]	Laurentian Bank of Canada	333,420	7,954
*	Torex Gold Resources Inc.	660,636	7,587
	Winpak Ltd.	232,145	7,211
*	Canfor Corp.	457,368	7,198
[1]	Mullen Group Ltd.	661,783	7,111
	TransAlta Renewables Inc.	817,600	6,793
*	Canada Goose Holdings Inc.	366,888	6,525
*	Equinox Gold Corp.	1,929,185	6,312
	Transcontinental Inc. Class A	546,167	6,164
[1]	Cargojet Inc.	65,067	5,591
*,1	Canopy Growth Corp.	2,286,034	5,301
[1]	Westshore Terminals Investment Corp.	293,364	4,860
	Cascades Inc.	717,578	4,484
	Cogeco Communications Inc.	77,934	4,420
	Artis REIT	599,061	3,986
*,1	Cronos Group Inc.	1,483,406	3,769
[1]	Dye & Durham Ltd.	305,020	3,697
[1]	NFI Group Inc.	522,920	3,677
[1]	ECN Capital Corp.	1,723,062	3,538
[1]	First National Financial Corp.	128,487	3,456
[1]	Aecon Group Inc.	452,846	3,047
[1]	Dream Office REIT	251,907	2,780
*	Shopify Inc. Class A (XTSE)	73,607	2,555
	GFL Environmental Inc. (XTSE)	9,149	267
			14,538,381
China (0.0%)
	Lee's Pharmaceutical Holdings Ltd.	1,229,617	256
Denmark (2.3%)
	Novo Nordisk A/S Class B	11,917,278	1,618,552
	Vestas Wind Systems A/S	7,658,576	223,406
		Shares	Market Value• ($000)
	DSV A/S	1,400,863	221,529
*	Genmab A/S	499,394	211,141
[2]	Orsted A/S	1,436,132	129,834
	Coloplast A/S Class B	1,012,495	118,616
	Danske Bank A/S	5,008,168	98,777
	Carlsberg A/S Class B	707,246	93,814
	AP Moller - Maersk A/S Class B	37,734	84,471
	Novozymes A/S Class B	1,514,739	76,848
	Tryg A/S	2,735,342	65,007
	Chr Hansen Holding A/S	785,039	56,470
	AP Moller - Maersk A/S Class A	21,674	47,766
	Pandora A/S	675,739	47,762
*	ISS A/S	1,414,289	29,935
	Ringkjoebing Landbobank A/S	214,021	29,229
	Royal Unibrew A/S	377,826	26,852
*	Jyske Bank A/S (Registered)	388,277	25,177
	GN Store Nord A/S	967,391	22,334
	SimCorp A/S	300,489	20,690
*	Demant A/S	738,827	20,603
*	NKT A/S	327,819	18,507
	Sydbank A/S	432,745	18,204
	Topdanmark A/S	327,471	17,233
*,1	Ambu A/S Class B	1,313,848	16,873
*	Bavarian Nordic A/S	540,603	16,656
	FLSmidth & Co. A/S	429,132	15,556
*	ALK-Abello A/S	1,003,140	13,993
*	Chemometec A/S	118,848	11,850
*	Zealand Pharma A/S	391,276	11,348
	ROCKWOOL International A/S Class B	48,148	11,272
	D/S Norden A/S	178,787	10,775
*,2	Netcompany Group A/S	248,871	10,590
	Alm Brand A/S	6,448,377	10,463
	Spar Nord Bank A/S	604,005	9,249
	Dfds A/S	225,069	8,270
[2]	Scandinavian Tobacco Group A/S Class A	427,998	7,523
	Schouw & Co. A/S	95,440	7,185
*	H Lundbeck A/S	1,776,107	6,651
	Torm plc Class A	222,150	6,356
*	Nilfisk Holding A/S	206,208	4,316
*,1	NTG Nordic Transport Group A/S Class A	111,283	3,827
*	H Lundbeck A/S Class A	448,123	1,537
			3,507,047
Finland (1.1%)
	Nordea Bank Abp	19,089,656	204,488
	Nokia OYJ	42,970,201	199,627
	Sampo OYJ Class A	3,732,243	194,933
	UPM-Kymmene OYJ	4,060,359	151,944
	Neste OYJ	3,169,435	146,165
	Kone OYJ Class B	2,491,735	129,001
	Nordea Bank Abp (XHEL)	7,554,720	81,113
	Stora Enso OYJ Class R	4,375,844	61,697

13

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Elisa OYJ	1,092,608	57,914
	Fortum OYJ	3,293,091	54,843
	Metso Outotec OYJ	4,623,554	47,611
	Kesko OYJ Class B	2,057,778	45,469
	Orion OYJ Class B	792,212	43,432
	Valmet OYJ	1,275,960	34,444
	Wartsila OYJ Abp	3,711,931	31,299
	Huhtamaki OYJ	709,150	24,293
	Kojamo OYJ	1,488,584	22,015
	TietoEVRY OYJ (XHEL)	662,932	18,854
	Konecranes OYJ Class A	552,789	17,042
	Cargotec OYJ Class B	369,414	16,386
	Outokumpu OYJ	2,566,866	13,027
	Metsa Board OYJ	1,310,509	12,312
	Nokian Renkaat OYJ	1,032,124	10,592
	Kemira OYJ	671,951	10,311
	Revenio Group OYJ	176,749	7,308
	Uponor OYJ	408,044	7,257
*,1	QT Group OYJ	146,118	6,996
	Sanoma OYJ	557,209	5,863
	Tokmanni Group Corp.	367,547	4,445
[2]	Terveystalo OYJ	573,409	3,842
	Citycon OYJ	539,342	3,613
	YIT OYJ	1,251,575	3,300
	Raisio OYJ Class V	919,099	2,448
*	F-Secure OYJ	787,327	2,388
*,1	Finnair OYJ	4,509,855	1,875
	Oriola OYJ Class B	992,213	1,850
*,3	Ahlstrom-Munksjo OYJ Rights	70,191	1,340
			1,681,337
France (8.7%)
	LVMH Moet Hennessy Louis Vuitton SE	1,898,190	1,381,299
	TotalEnergies SE	17,749,891	1,114,217
	Sanofi	8,298,627	800,208
	Schneider Electric SE	4,048,485	568,547
	Airbus SE	4,248,477	505,154
	BNP Paribas SA	8,148,941	463,994
	EssilorLuxottica SA	2,268,466	410,441
	AXA SA	14,085,396	392,356
	Vinci SA	3,783,879	377,203
	L'Oreal SA Loyalty Shares	1,041,412	372,927
	Hermes International	235,928	365,182
	Safran SA	2,654,317	332,464
	Air Liquide SA Loyalty Shares	2,223,939	315,656
	Pernod Ricard SA	1,559,804	306,849
	Kering SA	555,398	282,657
	L'Oreal SA (XPAR)	716,147	256,450
	Danone SA	4,645,476	244,843
	Capgemini SE	1,218,831	203,759
	Air Liquide SA (XPAR)	1,432,484	203,320
	Dassault Systemes SE	5,083,688	182,808
	STMicroelectronics NV	4,820,333	171,296
	Cie de Saint-Gobain	3,492,609	170,861
	Legrand SA	2,037,705	163,387
		Shares	Market Value• ($000)
*	Cie Generale des Etablissements Michelin SCA	5,335,428	148,631
	Societe Generale SA	5,885,891	147,640
	Orange SA	14,614,769	145,009
	Veolia Environnement SA	4,744,997	121,920
	Publicis Groupe SA	1,727,705	110,370
	Teleperformance	442,707	105,836
	Edenred	1,894,921	103,132
	Engie SA Loyalty Shares	7,165,633	102,512
	Thales SA	765,074	97,753
	Credit Agricole SA	9,212,367	96,908
	Carrefour SA	4,501,685	75,295
*,2	Worldline SA	1,862,370	72,935
	Eurofins Scientific SE	931,797	66,901
	Engie SA (XPAR)	4,664,241	66,727
	Sartorius Stedim Biotech	182,876	59,429
	Bureau Veritas SA	2,176,833	57,368
	Alstom SA	2,304,435	56,382
	Eiffage SA	561,305	55,212
	Vivendi SE	5,306,746	50,695
*	Renault SA	1,463,228	48,826
	Bouygues SA	1,608,163	48,232
[2]	Euronext NV	620,433	45,931
	Arkema SA	491,321	44,192
	Getlink SE	2,678,472	42,891
	Bollore SE	7,542,891	42,153
	Gecina SA	393,264	40,066
	Rexel SA	1,826,273	36,121
*	Accor SA	1,398,735	34,895
	BioMerieux	328,577	34,521
	Klepierre SA	1,426,982	32,936
	Valeo	1,840,037	32,877
*	Aeroports de Paris	244,925	32,813
	Remy Cointreau SA	191,144	32,229
*	SOITEC	189,057	31,031
	Dassault Aviation SA	178,159	30,215
	L'Oreal SA	82,735	29,627
	Ipsen SA	261,057	28,079
	EDF	2,184,747	28,049
	Electricite de France SA (XPAR)	2,182,439	28,019
	Alten SA	219,448	27,494
[2]	La Francaise des Jeux SAEM	665,532	26,780
	SCOR SE	1,143,879	26,356
	Elis SA (XPAR)	1,737,816	25,652
	Gaztransport Et Technigaz SA	236,969	25,325
	SPIE SA	970,180	25,297
[2]	Amundi SA	434,135	24,619
	Sodexo SA ACT Loyalty Shares	247,865	23,715
	Covivio	383,262	22,750
	Sodexo SA (XPAR)	219,810	21,031
	Technip Energies NV	1,331,910	20,940
*	Ubisoft Entertainment SA	731,326	20,661
	Nexans SA	226,581	20,508
	Air Liquide SA	143,409	20,355
	Wendel SE	204,033	19,058
	Rubis SCA	713,931	18,799
	SES SA Class A GDR	2,862,635	18,647
	IPSOS	294,586	18,450

14

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	Faurecia SE (XPAR)	1,205,866	18,251
[2]	Verallia SA	525,608	17,813
	Sopra Steria Group SACA	109,627	16,598
*	Vallourec SA	1,158,413	15,265
[2]	Neoen SA (XPAR)	351,328	14,207
	Air Liquide	93,177	13,225
	L'Oreal SA Loyalty Shares 2023	36,583	13,100
	Societe BIC SA	185,700	12,712
	Eurazeo SA	193,320	12,036
	Sodexo SA Loyalty Shares 2023	124,704	11,931
	Imerys SA	298,914	11,645
*	Air France-KLM	8,704,388	11,485
	SEB SA Loyalty Shares	128,822	10,808
	ICADE	247,851	10,690
	Coface SA	807,132	10,479
*	JCDecaux SE	550,625	10,454
[1]	Eutelsat Communications SA	1,397,503	10,417
	Eurazeo SE	162,430	10,112
[1,2]	ALD SA	866,690	10,000
	Somfy SA	58,830	8,990
	Nexity SA	320,154	8,943
	Rothschild & Co.	214,634	8,574
	Trigano SA	60,481	8,257
	Virbac SA	33,051	8,071
	Metropole Television SA	490,190	8,055
	Engie SA	553,090	7,913
	Interparfums SA	130,995	7,789
	SEB SA (XPAR)	85,072	7,138
	Mercialys SA	672,662	7,038
*,1	Atos SE	728,596	7,033
	Eramet SA	71,054	6,394
	Television Francaise 1	811,885	6,233
	Carmila SA	434,912	6,210
	Cie Plastic Omnium SA	418,074	6,076
	Korian SA	492,069	5,338
*	Euroapi SA	357,837	5,306
*	ID Logistics Group	18,303	5,251
*,1	Valneva SE	749,390	5,018
*	SES-imagotag SA	37,616	4,918
	Fnac Darty SA	132,224	4,883
	Mersen SA	111,703	4,515
	Cie de L'Odet SE	2,983	4,430
	Antin Infrastructure Partners SA	200,930	4,372
	Derichebourg SA	720,119	4,263
*,1	Voltalia SA (Registered)	232,699	4,245
	Beneteau SA	270,543	4,102
	Altarea SCA	29,773	4,017
[2]	Maisons du Monde SA	313,866	3,945
	Engie SA Prime Fidelite 2023	275,135	3,936
	Quadient SA	258,636	3,817
	PEUGEOT Investment	39,552	3,771
	Sodexo SA Prime de fidelite 2026	39,000	3,731
*	CGG SA	5,414,826	3,509
		Shares	Market Value• ($000)
*,1	Casino Guichard Perrachon SA	302,911	3,166
*,2	Elior Group SA	866,632	3,070
*,1	OVH Groupe SAS	171,215	2,936
	Vetoquinol SA	30,820	2,893
	Vicat SA	111,858	2,807
*,1,2	X-Fab Silicon Foundries SE	390,828	2,773
	Electricite de France SA (Euronext Paris)	208,159	2,672
	Manitou BF SA	95,782	2,543
	EDF Loyalty Shares 2024	197,999	2,542
	Lagardere SA	114,655	2,461
*,1	Orpea SA	369,489	2,447
	Pharmagest Interactive	29,869	2,387
*,2	SMCP SA	329,050	2,290
	Vilmorin & Cie SA	44,548	2,177
	Sodexo SA	22,289	2,133
	Etablissements Maurel et Prom SA	404,682	1,748
	Jacquet Metals SACA	92,407	1,656
*	GL Events	89,000	1,546
	Bonduelle SCA	107,364	1,538
	Lisi SA	71,212	1,484
	Boiron SA	22,376	1,215
	AKWEL	64,767	1,201
	Lisi (XPAR)	52,608	1,096
*	Solutions 30 SE	586,891	1,080
	Sodexo SA Loyalty Shares 2025 (XPAR)	11,102	1,062
	Eurazeo SE (XPAR)	16,261	1,012
*	Believe SA	95,771	992
	Seb SA	10,361	869
	Guerbet	42,430	771
*	Tarkett SA	51,733	635
*,1,2	Aramis Group SAS	112,263	505
	SEB SA Loyalty Shares 2023	5,993	503
	Lisi SA Prime De Fidelite	3,549	74
	Lisi	2,575	54
			12,952,320
Germany (6.4%)
	SAP SE	8,451,370	872,525
	Siemens AG (Registered)	5,752,324	792,965
	Allianz SE (Registered)	3,102,521	662,567
	Deutsche Telekom AG (Registered)	25,794,338	513,219
	Mercedes-Benz Group AG	6,408,046	419,054
	Bayer AG (Registered)	7,493,846	385,709
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,068,204	345,533
	BASF SE	6,978,028	343,588
	Infineon Technologies AG	9,927,971	301,730

15

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Deutsche Post AG (Registered)	7,376,079	276,062
	Deutsche Boerse AG	1,400,567	241,164
	Bayerische Motoren Werke AG	2,421,497	214,387
	RWE AG	4,800,866	212,235
	Merck KGaA	986,008	190,241
	Volkswagen AG Preference Shares	1,532,600	190,118
	Deutsche Bank AG (Registered)	15,430,139	173,459
	adidas AG	1,278,195	173,229
	E.ON SE	16,886,529	167,886
	Vonovia SE	5,397,693	127,150
	Symrise AG Class A	992,768	107,820
[2]	Siemens Healthineers AG	2,113,083	105,404
*	Daimler Truck Holding AG	3,202,603	98,453
	Hannover Rueck SE	457,042	90,178
	Henkel AG & Co. KGaA Preference Shares	1,263,520	87,578
	MTU Aero Engines AG	406,654	87,486
	Beiersdorf AG	761,079	86,970
	Fresenius SE & Co. KGaA	3,108,490	86,826
*	QIAGEN NV	1,675,961	84,251
	Brenntag SE	1,176,933	75,059
	Sartorius AG Preference Shares	187,886	74,192
*	Commerzbank AG	7,927,942	74,123
*,2	Delivery Hero SE	1,422,902	68,285
	Rheinmetall AG	330,684	65,831
	HeidelbergCement AG	1,102,910	62,496
[1]	Siemens Energy AG	3,271,502	61,426
*,2	Zalando SE	1,682,429	59,230
[2]	Covestro AG	1,347,900	52,509
	Henkel AG & Co. KGaA	791,123	50,841
	GEA Group AG	1,247,207	50,721
	Fresenius Medical Care AG & Co. KGaA	1,551,947	50,690
	Continental AG	822,769	49,049
	Puma SE	760,484	45,966
*	Deutsche Lufthansa AG (Registered)	4,568,286	37,657
	Bayerische Motoren Werke AG Preference Shares	443,530	37,430
	LEG Immobilien SE (XETR)	564,210	36,797
	Carl Zeiss Meditec AG (Bearer)	279,719	35,159
[1]	Volkswagen AG	217,850	34,175
[2]	Scout24 SE	581,605	29,274
	K+S AG (Registered)	1,462,857	28,839
*	CTS Eventim AG & Co. KGaA	446,480	28,342
	Evonik Industries AG	1,455,689	27,766
	Knorr-Bremse AG	502,707	27,348
*	HelloFresh SE	1,232,840	26,907
	LANXESS AG	659,047	26,445
	HUGO BOSS AG	433,375	25,053
[1]	Vantage Towers AG	702,862	24,088
		Shares	Market Value• ($000)
	AIXTRON SE	811,873	23,360
*	thyssenkrupp AG	3,752,161	22,785
	Bechtle AG	625,506	22,110
	Aurubis AG	267,293	21,758
	Rational AG	36,422	21,628
	Nemetschek SE	414,028	21,168
	Freenet AG	905,582	19,691
*	Evotec SE	1,198,513	19,498
	Talanx AG	405,291	19,106
	FUCHS PETROLUB SE Preference Shares	531,052	18,563
	KION Group AG	593,808	16,913
	Telefonica Deutschland Holding AG	6,864,211	16,859
	United Internet AG (Registered)	826,785	16,672
	Encavis AG	832,215	16,456
	Gerresheimer AG	238,453	15,951
*	Aareal Bank AG	454,889	15,578
[2]	Befesa SA	306,007	14,761
	Wacker Chemie AG	114,151	14,547
	Hella GmbH & Co. KGaA	173,177	14,060
*,2	TeamViewer AG	1,062,405	13,628
*	Nordex SE	956,663	13,464
*,1	PNE AG	582,483	13,289
	Duerr AG	377,079	12,633
*	Stabilus SE	187,112	12,536
[1]	RTL Group SA	296,173	12,473
	Krones AG	110,101	12,303
[1]	Aroundtown SA	5,274,796	12,287
	Siltronic AG	159,369	11,593
	ProSiebenSat.1 Media SE	1,281,721	11,369
*	Fraport AG Frankfurt Airport Services Worldwide	273,064	11,058
	Jenoptik AG	389,667	10,598
	Suedzucker AG	600,329	10,477
	VERBIO Vereinigte BioEnergie AG	152,374	9,879
*	METRO AG	997,042	9,671
	Software AG	371,613	9,607
	Hensoldt AG	394,555	9,347
	Pfeiffer Vacuum Technology AG	50,135	9,197
	HOCHTIEF AG	161,157	9,052
[1]	Stroeer SE & Co. KGaA	191,565	8,913
[1]	Salzgitter AG	290,112	8,814
	Sixt SE	96,178	8,805
[2]	DWS Group GmbH & Co. KGaA	260,845	8,418
*	Vitesco Technologies Group AG Class A	138,909	8,032
	Deutsche Wohnen SE	371,283	7,900
	Sixt SE Preference Shares	132,569	7,710
	FUCHS PETROLUB SE	256,578	7,613
	TAG Immobilien AG	1,136,889	7,379
	CANCOM SE	251,938	7,369
	Fielmann AG	183,722	7,268
[2]	Deutsche Pfandbriefbank AG	931,942	7,220

16

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Synlab AG	596,689	7,219
	Grand City Properties SA	729,035	7,171
	CompuGroup Medical SE & Co. KGaA	184,580	7,086
*,1	Nagarro SE	59,645	7,060
	Bilfinger SE	210,715	6,070
	Sartorius AG	16,998	6,066
[1]	S&T AG	365,270	5,954
*,1,2	Auto1 Group SE	704,665	5,854
	Traton SE	381,713	5,745
	Kloeckner & Co. SE Preference Shares	560,159	5,500
*	SUSE SA	302,147	5,437
	Hornbach Holding AG & Co. KGaA	64,906	5,366
	KWS Saat SE & Co. KGaA	78,406	5,357
	Eckert & Ziegler Strahlen- und Medizintechnik AG	106,650	5,271
	Dermapharm Holding SE	129,625	5,210
*,1	SMA Solar Technology AG	67,630	4,841
	BayWa AG	104,244	4,817
	GFT Technologies SE	130,581	4,745
	STRATEC SE	53,932	4,672
	Atoss Software AG	29,903	4,443
	Norma Group SE	242,060	4,374
	1&1 AG	346,231	4,283
[1]	GRENKE AG	203,700	4,255
*,1	flatexDEGIRO AG	630,554	4,252
	Deutz AG	930,235	4,003
	Adesso SE	26,408	3,714
*,1	MorphoSys AG	264,758	3,705
*	Energiekontor AG	44,852	3,681
	Takkt AG	249,416	3,602
	PATRIZIA AG	322,336	3,562
	New Work SE	21,613	3,535
	Indus Holding AG	148,705	3,486
*	Hypoport SE	31,428	3,262
	Wacker Neuson SE	183,556	3,198
	DIC Asset AG	388,901	3,178
	Deutsche Beteiligungs AG	105,854	3,156
	Washtec AG	79,593	2,941
	Draegerwerk AG & Co. KGaA Preference Shares	63,721	2,840
	Vossloh AG	67,543	2,810
*,1	SGL Carbon SE	380,421	2,809
	Basler AG	84,319	2,659
[1]	CECONOMY AG	1,340,706	2,655
[1]	Varta AG	105,707	2,532
*,2	Shop Apotheke Europe NV	52,190	2,463
	Wuestenrot & Wuerttembergische AG	146,333	2,414
	Hamburger Hafen und Logistik AG	189,075	2,399
	Secunet Security Networks AG	10,672	2,236
[2]	Instone Real Estate Group SE	247,586	2,131
	CropEnergies AG	152,269	2,119
		Shares	Market Value• ($000)
	Uniper SE	656,316	1,806
[1]	Deutsche EuroShop AG (XETR)	69,680	1,646
	ElringKlinger AG	214,380	1,591
*,1	About You Holding SE	245,573	1,539
	Bertrandt AG	33,510	1,429
*	Global Fashion Group SA	831,978	1,007
	Draegerwerk AG & Co. KGaA	24,647	957
*,1,2	ADLER Group SA	650,638	934
			9,581,898
Hong Kong (2.6%)
	AIA Group Ltd.	91,034,956	1,005,335
	Hong Kong Exchanges & Clearing Ltd.	9,671,599	415,591
	Sun Hung Kai Properties Ltd.	10,840,003	148,068
	CK Hutchison Holdings Ltd.	20,295,514	121,587
	Link REIT	16,068,131	117,576
	Techtronic Industries Co. Ltd.	9,991,712	110,976
	Galaxy Entertainment Group Ltd.	16,432,879	108,041
	BOC Hong Kong Holdings Ltd.	27,346,939	92,837
	Hang Seng Bank Ltd.	5,519,715	91,552
	CK Asset Holdings Ltd.	14,891,301	91,331
	CLP Holdings Ltd.	12,516,221	91,188
	Hong Kong & China Gas Co. Ltd.	82,896,076	78,619
	Jardine Matheson Holdings Ltd.	1,503,424	76,480
	Wharf Real Estate Investment Co. Ltd.	11,815,940	68,818
*	Sands China Ltd.	18,314,142	60,075
	MTR Corp. Ltd.	10,989,336	58,121
	Power Assets Holdings Ltd.	10,435,573	57,035
	Lenovo Group Ltd.	56,826,312	46,285
[2]	Budweiser Brewing Co. APAC Ltd.	12,936,863	40,441
	Hongkong Land Holdings Ltd.	8,476,108	38,997
[2]	WH Group Ltd.	59,519,417	34,714
	Henderson Land Development Co. Ltd.	9,934,969	34,586
	Sino Land Co. Ltd.	27,531,785	34,340
[2]	ESR Cayman Ltd.	15,463,354	32,327
	New World Development Co. Ltd.	10,737,367	30,120
	Xinyi Glass Holdings Ltd.	15,655,536	28,925
	Swire Pacific Ltd. Class A	3,255,894	28,541
	Chow Tai Fook Jewellery Group Ltd.	13,365,912	27,162
	Hang Lung Properties Ltd.	13,849,093	26,978

17

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,2	Samsonite International SA	9,903,899	26,005
	CK Infrastructure Holdings Ltd.	4,504,559	23,505
	Want Want China Holdings Ltd.	32,932,658	21,945
	PRADA SpA	3,896,049	21,872
	Wharf Holdings Ltd.	7,289,898	21,384
	Swire Properties Ltd.	8,042,000	20,370
	SITC International Holdings Co. Ltd.	9,040,736	20,038
	Orient Overseas International Ltd.	993,027	17,898
	ASM Pacific Technology Ltd.	2,368,601	16,822
	Hysan Development Co. Ltd.	4,598,079	14,891
	PCCW Ltd.	31,830,641	14,341
[2]	BOC Aviation Ltd.	1,582,067	13,180
[1]	Vitasoy International Holdings Ltd.	6,091,174	12,520
*	Wynn Macau Ltd.	11,205,516	12,432
	Pacific Basin Shipping Ltd.	36,338,261	12,242
	Hang Lung Group Ltd.	6,616,993	12,127
*,1	AAC Technologies Holdings Inc.	5,170,831	11,739
	Man Wah Holdings Ltd.	11,673,103	11,551
*	HUTCHMED China Ltd.	3,710,545	11,327
	L'Occitane International SA	3,429,817	10,666
[2]	Js Global Lifestyle Co. Ltd.	9,292,125	10,349
*,1	SJM Holdings Ltd.	17,896,247	10,331
*	NagaCorp Ltd.	11,503,244	10,108
	Kerry Properties Ltd.	4,481,779	9,723
	Swire Pacific Ltd. Class B	7,111,958	9,654
	NWS Holdings Ltd.	10,883,458	9,394
	Bank of East Asia Ltd.	7,168,504	8,666
	Fortune REIT	10,389,182	8,425
*,1	Cathay Pacific Airways Ltd.	7,591,453	8,271
	VTech Holdings Ltd.	1,238,919	7,967
	Luk Fook Holdings International Ltd.	2,584,653	7,667
	Yue Yuen Industrial Holdings Ltd.	5,378,866	7,528
*	Shangri-La Asia Ltd.	8,250,314	6,732
	Dairy Farm International Holdings Ltd.	2,264,605	6,634
*	Melco International Development Ltd.	5,899,627	6,373
*,1	MGM China Holdings Ltd.	5,735,209	6,299
	Champion REIT	15,118,036	5,961
	United Energy Group Ltd.	55,947,098	5,513
	First Pacific Co. Ltd.	17,628,433	5,251
	Cafe de Coral Holdings Ltd.	2,534,597	4,831
*,1	Vobile Group Ltd.	11,153,230	4,772
*,1	MMG Ltd.	18,611,153	4,740
		Shares	Market Value• ($000)
*	China Travel International Investment Hong Kong Ltd.	19,918,609	4,513
	Nexteer Automotive Group Ltd.	6,039,777	3,938
*,2	Sirnaomics Ltd.	517,587	3,831
*,1	Theme International Holdings Ltd.	37,798,893	3,820
[1]	Huabao International Holdings Ltd.	7,436,172	3,815
	HKBN Ltd.	5,905,993	3,804
	CITIC Telecom International Holdings Ltd.	10,914,932	3,701
	Kerry Logistics Network Ltd.	2,045,005	3,664
	Sunlight REIT	8,301,663	3,579
	Johnson Electric Holdings Ltd.	2,758,127	3,472
	K Wah International Holdings Ltd.	9,354,489	3,247
*,1	Realord Group Holdings Ltd.	2,777,595	3,153
	Stella International Holdings Ltd.	3,305,448	3,108
[1]	EC Healthcare	3,025,207	3,104
*,1,2	Hua Medicine	6,404,033	3,063
*	Cowell e Holdings Inc.	2,208,722	3,061
	Hong Kong Technology Venture Co. Ltd.	4,135,959	2,841
	VSTECS Holdings Ltd.	4,882,750	2,807
	Value Partners Group Ltd.	7,313,044	2,686
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	1,801,616	2,629
	Jinchuan Group International Resources Co. Ltd.	36,148,802	2,583
	Dah Sing Financial Holdings Ltd.	1,106,507	2,556
	SUNeVision Holdings Ltd.	4,693,962	2,532
[1]	LK Technology Holdings Ltd.	2,860,466	2,335
	United Laboratories International Holdings Ltd.	3,707,064	2,314
*	IGG Inc.	6,245,344	2,311
	Chow Sang Sang Holdings International Ltd.	1,748,991	2,309
*,1	Haitong International Securities Group Ltd.	20,659,843	2,296
*,1,2	Fosun Tourism Group	1,540,200	2,280
	Far East Consortium International Ltd.	9,219,460	2,204
	Prosperity REIT	8,484,983	2,158
*	Esprit Holdings Ltd. (XHKG)	20,069,718	2,154
*,1,2	FIT Hon Teng Ltd.	8,204,481	2,145
*,1	C-Mer Eye Care Holdings Ltd.	3,381,601	2,113

18

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Dah Sing Banking Group Ltd.	2,953,223	2,112
[1]	Powerlong Real Estate Holdings Ltd.	10,225,943	2,033
*	Sa Sa International Holdings Ltd.	8,676,035	2,016
*,2	Jacobio Pharmaceuticals Group Co. Ltd.	2,918,512	1,942
*	Shun Tak Holdings Ltd.	9,005,763	1,932
	Giordano International Ltd.	8,467,774	1,872
*,1,2	Everest Medicines Ltd.	816,509	1,805
	Truly International Holdings Ltd.	11,484,294	1,787
	Vesync Co. Ltd.	2,899,865	1,783
	Guotai Junan International Holdings Ltd.	19,338,503	1,778
	Texhong Textile Group Ltd.	2,224,858	1,775
*,2	Frontage Holdings Corp.	4,596,348	1,698
	SmarTone Telecommunications Holdings Ltd.	2,725,909	1,644
	Sun Hung Kai & Co. Ltd.	4,272,130	1,599
	Asia Cement China Holdings Corp.	3,078,794	1,448
*,1,2	Antengene Corp. Ltd.	2,151,569	1,416
	Hutchison Telecommunications Hong Kong Holdings Ltd.	8,868,014	1,383
	Dynam Japan Holdings Co. Ltd.	1,779,917	1,347
*,1	Apollo Future Mobility Group Ltd.	43,175,237	1,332
*,1	OCI International Holdings Ltd.	7,242,566	1,245
*	Chinese Estates Holdings Ltd.	3,838,288	1,236
[2]	Crystal International Group Ltd.	3,723,261	1,155
[1]	Powerlong Commercial Management Holdings Ltd.	1,266,184	1,035
	Singamas Container Holdings Ltd.	10,297,574	963
*	Television Broadcasts Ltd.	1,993,005	941
	CITIC Resources Holdings Ltd.	17,603,284	934
*,2	JW Cayman Therapeutics Co. Ltd. (XHKG)	1,542,426	855
	Texwinca Holdings Ltd.	4,482,702	715
[1]	CMBC Capital Holdings Ltd.	2,532,178	706
*,1	Digital Domain Holdings Ltd.	15,891,399	700
		Shares	Market Value• ($000)
[2]	IMAX China Holding Inc.	717,921	647
*,1	Glory Sun Financial Group Ltd.	9,712,196	542
*,1,2	VPower Group International Holdings Ltd.	4,697,279	273
*	Macau Legend Development Ltd.	1,065,853	54
*	Convoy	62,200,399	11
*,3	Brightoil	10,098,301	—
*,3	MH Development NPV	2,274,000	—
*,3	Agritrade Resources Ltd.	14,695,000	—
			3,833,530
Ireland (0.2%)
	Kerry Group plc Class A	1,174,521	106,095
	Bank of Ireland Group plc	8,174,225	77,895
	Kingspan Group plc	1,152,499	62,401
	AIB Group plc	8,794,599	33,757
	Glanbia plc (XDUB)	1,382,783	17,513
*	Dalata Hotel Group plc	1,676,755	5,809
*,3	Irish Bank Resolution Corp.	257,065	—
			303,470
Israel (0.6%)
	Bank Leumi Le-Israel BM	11,710,172	97,532
*	Nice Ltd.	484,127	93,135
	Bank Hapoalim BM	10,188,229	91,734
*	Teva Pharmaceutical Industries Ltd.	7,605,341	70,134
	Israel Discount Bank Ltd. Class A	9,452,033	49,622
	ICL Group Ltd.	5,491,337	39,677
*	Tower Semiconductor Ltd.	832,328	36,331
	Mizrahi Tefahot Bank Ltd.	1,041,817	33,625
	Elbit Systems Ltd.	186,313	30,300
	Bezeq The Israeli Telecommunication Corp. Ltd.	15,505,253	26,599
	Azrieli Group Ltd.	278,992	18,606
*	Nova Ltd.	219,081	17,690
	Mivne Real Estate KD Ltd.	4,935,631	15,698
	First International Bank of Israel Ltd.	396,211	15,627
*	Enlight Renewable Energy Ltd.	7,632,517	15,521
	Shufersal Ltd.	2,047,669	11,787
*	Big Shopping Centers Ltd.	102,800	10,521
	Israel Corp. Ltd.	28,066	9,854
	Phoenix Holdings Ltd.	909,843	9,705
*	Paz Oil Co. Ltd.	74,679	9,313
	Melisron Ltd.	129,890	9,312
	Alony Hetz Properties & Investments Ltd.	834,851	8,508
	Strauss Group Ltd.	317,405	8,392

19

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	Airport City Ltd.	521,939	8,358
*	Clal Insurance Enterprises Holdings Ltd.	480,055	8,077
	Amot Investments Ltd.	1,294,003	7,601
*	Perion Network Ltd.	303,246	7,520
	Harel Insurance Investments & Financial Services Ltd.	852,517	7,490
	Electra Ltd.	13,518	7,300
	REIT 1 Ltd.	1,462,824	7,239
*	OPC Energy Ltd.	646,173	7,226
	Shapir Engineering and Industry Ltd.	833,687	6,576
*	Delek Group Ltd.	57,984	6,354
*	Partner Communications Co. Ltd.	791,209	5,725
	Ashtrom Group Ltd.	292,377	5,486
	FIBI Holdings Ltd.	130,781	5,431
	Hilan Ltd.	109,329	5,420
	Matrix IT Ltd.	242,043	5,047
	Energix-Renewable Energies Ltd.	1,589,778	5,010
*	Shikun & Binui Ltd.	1,776,552	4,957
	Fox Wizel Ltd.	52,392	4,770
	Delek Automotive Systems Ltd.	395,853	4,637
	One Software Technologies Ltd.	320,927	4,475
*	Camtek Ltd.	204,978	4,370
	Formula Systems 1985 Ltd.	59,026	4,267
	Mega Or Holdings Ltd.	150,759	4,134
	Sapiens International Corp. NV	229,365	4,128
*	Fattal Holdings 1998 Ltd.	48,725	4,107
	Isracard Ltd.	1,399,762	4,077
*	Equital Ltd.	135,767	4,046
	Oil Refineries Ltd.	11,520,054	4,038
	Kenon Holdings Ltd.	121,651	4,008
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	56,834	3,974
	Summit Real Estate Holdings Ltd.	304,868	3,862
	Sella Capital Real Estate Ltd.	1,605,505	3,747
	Elco Ltd.	72,340	3,702
*	Cellcom Israel Ltd.	671,413	3,521
	Menora Mivtachim Holdings Ltd.	171,600	3,332
	AudioCodes Ltd.	184,477	3,243
	Maytronics Ltd.	322,989	3,213
	Danel Adir Yeoshua Ltd.	37,492	2,943
	Delta Galil Ltd.	67,026	2,805
*	Migdal Insurance & Financial Holdings Ltd.	2,427,607	2,770
	Israel Canada T.R Ltd.	1,035,369	2,246
	G City Ltd.	541,616	1,647
	Gav-Yam Lands Corp. Ltd.	206,161	1,611
		Shares	Market Value• ($000)
*	AFI Properties Ltd.	46,131	1,367
	IDI Insurance Co. Ltd.	57,444	1,241
*	Gilat Satellite Networks Ltd.	205,065	1,134
	Naphtha Israel Petroleum Corp. Ltd.	232,726	1,077
*	Kamada Ltd.	257,394	1,000
*	Allot Ltd.	231,923	806
*	Compugen Ltd.	573,940	389
			940,727
Italy (2.1%)
	Enel SpA	59,227,120	318,532
	Intesa Sanpaolo SpA	123,534,198	273,679
	Eni SpA	17,077,018	242,826
	Stellantis NV	15,440,236	219,411
	UniCredit SpA	14,492,664	205,644
	Ferrari NV	917,976	196,849
	Assicurazioni Generali SpA	10,328,671	183,670
	CNH Industrial NV	7,522,503	120,676
	Moncler SpA	1,553,921	82,571
	Snam SpA (MTAA)	16,979,537	82,331
	Terna - Rete Elettrica Nazionale	10,730,621	79,248
	FinecoBank Banca Fineco SpA	4,651,807	77,248
	Prysmian SpA	2,008,146	74,614
	Tenaris SA	3,560,324	62,440
[1]	Mediobanca Banca di Credito Finanziario SpA	4,845,806	46,564
	Davide Campari-Milano NV	3,800,871	38,588
	Banco BPM SpA	10,496,660	37,420
[2]	Poste Italiane SpA	3,467,001	33,826
*,2	Nexi SpA	4,233,817	33,422
	Recordati Industria Chimica e Farmaceutica SpA	738,268	30,688
	Amplifon SpA	979,614	29,251
	Interpump Group SpA	609,090	27,499
[2]	Infrastrutture Wireless Italiane SpA	2,685,864	27,096
	Leonardo SpA	3,050,300	26,308
	DiaSorin SpA	167,943	23,500
	Italgas SpA	3,742,942	20,782
	Reply SpA	172,113	19,744
*,1	Telecom Italia SpA	81,391,385	18,863
	Brunello Cucinelli SpA	253,896	18,786
	Azimut Holding SpA	818,971	18,325
	BPER Banca	8,044,228	16,492
	Hera SpA	5,965,804	16,091
	Unipol Gruppo SpA	3,280,822	15,974
[2]	Pirelli & C SpA	3,720,480	15,948
	A2A SpA	11,697,625	15,596
	Banca Mediolanum SpA	1,832,043	15,265
	Banca Generali SpA	420,907	14,448
	ERG SpA	423,565	13,128
	Buzzi Unicem SpA	652,008	12,564
	Brembo SpA	1,116,242	12,482

20

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Banca Popolare di Sondrio SpA	2,965,293	11,966
	De' Longhi SpA	527,335	11,859
[2]	BFF Bank SpA	1,391,688	11,041
*	Telecom Italia SpA Savings Shares	46,954,524	10,474
*	Autogrill SpA	1,430,351	9,889
	Salvatore Ferragamo SpA	520,612	9,205
*	Iveco Group NV	1,513,280	9,004
[2]	Carel Industries SpA	331,448	8,338
[2]	Enav SpA	1,913,750	8,118
[1]	UnipolSai Assicurazioni SpA	3,208,725	7,900
[2]	Technogym SpA	1,021,700	7,835
	Iren SpA	4,928,652	7,740
[2]	Anima Holding SpA	1,749,283	7,003
	Sesa SpA	54,657	6,802
*	Banca Monte dei Paschi di Siena SpA	3,143,175	6,471
	Tamburi Investment Partners SpA	781,025	6,116
	El.En. SpA	391,361	5,979
	SOL SpA	275,615	5,212
*	Saras SpA	4,101,321	5,042
	Danieli & C Officine Meccaniche SpA Savings Shares	304,822	4,676
	ACEA SpA	325,129	4,493
	Credito Emiliano SpA	588,233	4,180
[1]	Maire Tecnimont SpA	1,238,934	4,121
[2]	RAI Way SpA	707,178	4,098
	Sanlorenzo SpA	101,380	4,007
*	Intercos SpA	292,521	3,976
	Piaggio & C SpA	1,234,892	3,705
[1]	Webuild SpA (MTAA)	2,465,298	3,624
	Zignago Vetro SpA	238,396	3,598
	Tinexta SpA	143,133	3,493
	Gruppo MutuiOnline SpA	122,642	3,458
[2]	doValue SpA	448,342	3,436
	MARR SpA	246,110	3,005
	Banca IFIS SpA	186,827	2,660
	Italmobiliare SpA	89,857	2,460
*	CIR SpA-Compagnie Industriali	5,240,081	2,439
*,2	GVS SpA	522,775	2,271
	Cementir Holding NV	335,299	2,203
*	Salcef SpA	112,887	2,100
*	Tod's SpA	63,419	2,052
*,1	Fincantieri SpA	3,563,225	2,020
[1]	Danieli & C Officine Meccaniche SpA	90,460	2,014
	MFE-MediaForEurope NV Class A	4,642,558	1,799
	Arnoldo Mondadori Editore SpA	916,963	1,779
	Immobiliare Grande Distribuzione SIIQ SpA	512,361	1,707
*	Alerion Cleanpower SpA	46,878	1,618
	Biesse SpA	101,247	1,375
*,1	Juventus Football Club SpA	3,973,986	1,346
	Datalogic SpA	136,010	1,213
		Shares	Market Value• ($000)
[1]	MFE-MediaForEurope NV Class B	2,012,358	1,211
	Rizzoli Corriere Della Sera Mediagroup SpA	766,888	551
*,1	Webuild SpA	196,679	52
			3,061,123
Japan (20.3%)
	Toyota Motor Corp.	92,474,378	1,261,586
	Sony Group Corp.	9,411,448	717,356
	Mitsubishi UFJ Financial Group Inc.	89,709,378	602,256
	Keyence Corp.	1,484,245	576,250
	Daiichi Sankyo Co. Ltd.	14,321,409	460,959
	Sumitomo Mitsui Financial Group Inc.	9,891,898	397,975
	KDDI Corp.	12,298,513	372,976
	Shin-Etsu Chemical Co. Ltd.	2,949,664	360,190
	Takeda Pharmaceutical Co. Ltd.	11,469,732	358,391
	Hitachi Ltd.	6,856,437	344,990
	Nintendo Co. Ltd.	7,999,190	336,339
	Mitsui & Co. Ltd.	11,507,165	335,155
	Tokyo Electron Ltd.	1,127,527	331,300
	Recruit Holdings Co. Ltd.	10,515,407	329,153
	ITOCHU Corp.	10,200,719	320,025
	SoftBank Group Corp.	7,377,756	312,027
	Tokio Marine Holdings Inc.	14,386,961	307,340
	Daikin Industries Ltd.	2,020,765	306,578
	Honda Motor Co. Ltd.	12,899,710	294,230
	Mitsubishi Corp.	9,028,018	293,093
	Mizuho Financial Group Inc.	19,328,978	272,312
	Hoya Corp.	2,627,728	251,680
	Seven & i Holdings Co. Ltd.	5,866,218	251,405
	Nippon Telegraph & Telephone Corp.	8,767,299	250,030
	Fast Retailing Co. Ltd.	392,212	238,674
	Softbank Corp.	20,836,291	235,735
	FANUC Corp.	1,463,678	219,034
	Astellas Pharma Inc.	13,941,738	211,993
	Murata Manufacturing Co. Ltd.	4,271,905	210,670
	Oriental Land Co. Ltd.	1,427,658	207,759
	Fujitsu Ltd.	1,413,039	188,383
[1]	Japan Tobacco Inc.	9,027,996	182,007
	Nidec Corp.	3,495,226	179,861
	SMC Corp.	429,912	179,511
	Central Japan Railway Co.	1,381,426	169,611
	Dai-ichi Life Holdings Inc.	7,460,550	168,484
	Olympus Corp.	9,550,077	168,440
	Denso Corp.	3,362,290	164,886

21

Developed Markets Index Fund
		Shares	Market Value• ($000)
[1]	Canon Inc.	7,360,647	159,314
	East Japan Railway Co.	2,751,807	156,737
	Bridgestone Corp.	4,278,330	151,483
	Komatsu Ltd.	6,973,343	150,723
	Mitsubishi Electric Corp.	14,807,414	146,726
	Shiseido Co. Ltd.	2,955,902	144,880
	ORIX Corp.	8,987,988	143,868
	Terumo Corp.	5,016,536	142,222
	Sumitomo Corp.	8,538,078	141,929
	Kao Corp.	3,478,343	138,092
	Japan Post Holdings Co. Ltd.	16,198,330	136,292
	Panasonic Corp.	16,236,604	135,884
	FUJIFILM Holdings Corp.	2,700,682	135,038
	Marubeni Corp.	11,766,003	134,791
	Eisai Co. Ltd.	2,013,362	132,785
	Mitsui Fudosan Co. Ltd.	6,926,265	126,591
	Chugai Pharmaceutical Co. Ltd.	4,952,652	126,326
	Asahi Group Holdings Ltd.	3,699,715	115,163
	Kyocera Corp.	2,317,728	115,044
	Aeon Co. Ltd.	5,360,298	113,185
	Unicharm Corp.	2,952,762	113,050
[1]	Kubota Corp.	8,236,150	112,518
	Daiwa House Industry Co. Ltd.	4,880,019	112,417
	Toshiba Corp.	3,211,171	111,586
	Ajinomoto Co. Inc.	3,639,051	111,222
	Mitsubishi Estate Co. Ltd.	8,573,016	111,051
	Suzuki Motor Corp.	3,444,359	110,314
	MS&AD Insurance Group Holdings Inc.	3,427,864	109,588
	Nippon Steel Corp.	6,220,401	107,931
	Otsuka Holdings Co. Ltd.	3,195,501	104,214
	Sompo Holdings Inc.	2,352,121	104,065
	Shionogi & Co. Ltd.	2,071,297	103,344
	Sumitomo Mitsui Trust Holdings Inc.	2,748,530	95,911
	Lasertec Corp.	577,961	94,364
	Bandai Namco Holdings Inc.	1,483,782	93,003
	Shimano Inc.	585,362	92,498
	Advantest Corp.	1,411,196	90,385
	Resona Holdings Inc.	16,413,917	90,152
	TDK Corp.	2,738,170	89,083
	Sysmex Corp.	1,445,990	87,295
	M3 Inc.	3,209,507	87,181
	Kirin Holdings Co. Ltd.	5,703,800	86,934
[1]	Nippon Yusen KK	3,669,699	86,534
	Mitsubishi Heavy Industries Ltd.	2,175,999	85,988
	Nomura Holdings Inc.	22,856,924	84,696
	Secom Co. Ltd.	1,468,602	83,795
*	Renesas Electronics Corp.	9,245,087	81,711
[1]	Inpex Corp.	7,255,863	77,967
		Shares	Market Value• ($000)
	Nomura Research Institute Ltd.	3,254,537	77,373
	West Japan Railway Co.	1,757,355	76,303
	Sekisui House Ltd.	4,222,182	74,855
	Obic Co. Ltd.	507,921	74,567
	Ono Pharmaceutical Co. Ltd.	3,190,106	74,564
	Nitori Holdings Co. Ltd.	569,437	74,404
	ENEOS Holdings Inc.	21,564,224	73,435
	Kikkoman Corp.	1,387,300	73,023
	Sumitomo Realty & Development Co. Ltd.	3,008,088	70,894
	Subaru Corp.	4,640,879	70,263
	NEC Corp.	1,999,022	70,104
	NTT Data Corp.	4,800,192	69,952
	Nexon Co. Ltd.	3,047,815	68,426
	Omron Corp.	1,398,325	67,578
	Asahi Kasei Corp.	9,426,608	67,104
	Toyota Industries Corp.	1,219,443	66,247
	Sumitomo Electric Industries Ltd.	5,729,939	64,739
	Toray Industries Inc.	11,556,107	64,268
	Nitto Denko Corp.	1,115,624	64,254
	Yakult Honsha Co. Ltd.	986,825	64,240
	Sumitomo Metal Mining Co. Ltd.	1,806,795	63,489
[1]	Mitsui OSK Lines Ltd.	2,538,610	63,434
	Yaskawa Electric Corp.	1,963,509	62,647
	Toyota Tsusho Corp.	1,696,113	62,390
	Tokyo Gas Co. Ltd.	3,170,778	62,083
	Nippon Paint Holdings Co. Ltd.	7,727,881	60,696
	Disco Corp.	211,223	60,203
	Japan Exchange Group Inc.	4,019,952	57,939
	Shimadzu Corp.	2,045,354	57,904
	Pan Pacific International Holdings Corp.	3,052,738	56,702
	T&D Holdings Inc.	3,865,334	55,331
	Chubu Electric Power Co. Inc.	5,329,281	55,107
	Kansai Electric Power Co. Inc.	5,542,599	53,823
[1]	Yamaha Motor Co. Ltd.	2,317,503	52,379
[1]	Nippon Building Fund Inc.	11,608	51,909
	MEIJI Holdings Co. Ltd.	992,437	50,871
	Daito Trust Construction Co. Ltd.	491,550	50,326
	Mitsubishi Chemical Holdings Corp.	9,697,394	50,204
	Z Holdings Corp.	19,865,010	49,613
	Dentsu Group Inc.	1,574,892	49,405
	Hankyu Hanshin Holdings Inc.	1,650,341	48,896
	Osaka Gas Co. Ltd.	3,002,276	48,376
	Daiwa Securities Group Inc.	10,941,416	48,348

22

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Tokyu Corp.	3,784,257	47,659
	MatsukiyoCocokara & Co.	933,591	46,926
[1]	AGC Inc.	1,407,373	46,705
	MINEBEA MITSUMI Inc.	3,150,498	46,678
	Hamamatsu Photonics KK	972,197	46,401
	Nissan Motor Co. Ltd.	14,745,229	46,144
	MISUMI Group Inc.	2,116,650	46,004
	TIS Inc.	1,747,803	45,935
	Isuzu Motors Ltd.	3,928,555	45,543
	JFE Holdings Inc.	3,923,211	45,523
	Kintetsu Group Holdings Co. Ltd.	1,369,510	45,216
	Rohm Co. Ltd.	625,920	44,872
	SG Holdings Co. Ltd.	3,222,871	44,687
	Taisei Corp.	1,359,561	43,839
	Japan Real Estate Investment Corp.	9,919	43,567
	Nissan Chemical Corp.	998,702	43,551
	Kyowa Kirin Co. Ltd.	1,896,601	43,440
	Makita Corp.	1,859,337	43,314
	Yamaha Corp.	1,161,518	43,101
	Capcom Co. Ltd.	1,346,417	42,978
*	Tokyo Electric Power Co. Holdings Inc.	11,872,857	42,759
	Nomura Real Estate Master Fund Inc.	34,145	42,302
	Idemitsu Kosan Co. Ltd.	1,784,245	41,772
	Japan Metropolitan Fund Investment	52,326	41,626
	Trend Micro Inc.	885,992	41,436
	Nippon Prologis REIT Inc.	17,616	41,302
	Sumitomo Chemical Co. Ltd.	11,474,311	41,143
	Nissin Foods Holdings Co. Ltd.	515,779	40,847
	Dai Nippon Printing Co. Ltd.	1,976,729	39,712
	Yamato Holdings Co. Ltd.	2,502,381	39,653
	GLP J-REIT	33,870	39,007
	Obayashi Corp.	5,111,434	38,610
	Kajima Corp.	3,298,269	38,383
[1]	Kawasaki Kisen Kaisha Ltd.	1,788,638	37,876
	TOTO Ltd.	1,101,425	37,360
	Tobu Railway Co. Ltd.	1,547,627	36,098
	Fuji Electric Co. Ltd.	956,311	36,090
	Daiwa House REIT Investment Corp.	16,155	36,020
	Sekisui Chemical Co. Ltd.	2,536,535	35,355
	SBI Holdings Inc.	1,842,206	35,099
	Aisin Corp.	1,317,047	34,921
	Concordia Financial Group Ltd.	8,337,935	34,814
	Kurita Water Industries Ltd.	837,184	34,580
	Daifuku Co. Ltd.	736,921	34,351
	SUMCO Corp.	2,560,521	33,923
	Sojitz Corp.	1,757,622	33,489
	Shares	Market Value• ($000)
Chiba Bank Ltd.	4,552,414	33,215
Ricoh Co. Ltd.	4,350,806	33,115
Konami Holdings Corp.	723,347	32,813
Mazda Motor Corp.	4,342,328	32,550
Suntory Beverage & Food Ltd.	954,817	32,514
Toho Co. Ltd. (XTKS)	839,871	32,374
Keio Corp.	873,327	31,990
BayCurrent Consulting Inc.	1,025,376	31,920
Kobayashi Pharmaceutical Co. Ltd.	452,804	31,036
Kobe Bussan Co. Ltd.	1,066,574	30,740
Hoshizaki Corp.	860,125	30,244
Odakyu Electric Railway Co. Ltd.	2,334,681	30,235
Hirose Electric Co. Ltd.	241,004	30,227
TOPPAN Inc.	2,037,172	30,084
Shizuoka Financial Group Inc.	3,745,963	30,018
Lixil Corp.	1,978,868	29,834
Keisei Electric Railway Co. Ltd.	1,048,258	29,782
Ibiden Co. Ltd.	821,783	29,636
NIPPON Experes Holding Inc.	517,597	29,560
Mitsui Chemicals Inc.	1,315,884	29,556
Seiko Epson Corp.	2,014,585	29,310
Yokogawa Electric Corp.	1,841,089	29,220
Isetan Mitsukoshi Holdings Ltd.	2,655,140	28,868
Persol Holdings Co. Ltd.	1,342,437	28,553
Orix JREIT Inc.	20,120	28,543
Asics Corp.	1,298,440	28,541
CyberAgent Inc.	3,180,137	28,312
IHI Corp.	974,390	28,227
Rakuten Group Inc.	6,209,310	27,986
Fukuoka Financial Group Inc.	1,220,142	27,719
Square Enix Holdings Co. Ltd.	592,414	27,503
Oji Holdings Corp.	6,729,381	27,180
NGK Spark Plug Co. Ltd.	1,480,676	27,136
Taiyo Yuden Co. Ltd.	937,648	27,015
Brother Industries Ltd.	1,773,680	26,807
Japan Post Bank Co. Ltd.	3,104,205	26,612
Kyushu Railway Co.	1,195,377	26,470
Toyo Suisan Kaisha Ltd.	686,837	26,461
JSR Corp.	1,332,150	26,085
Rohto Pharmaceutical Co. Ltd.	1,478,014	25,962
Koito Manufacturing Co. Ltd.	1,739,174	25,928
United Urban Investment Corp.	22,659	25,888
Kawasaki Heavy Industries Ltd.	1,111,507	25,800

23

Developed Markets Index Fund
		Shares	Market Value• ($000)
	GMO Payment Gateway Inc.	311,650	25,773
	Japan Post Insurance Co. Ltd.	1,460,422	25,685
	Advance Residence Investment Corp.	9,837	25,369
*	ANA Holdings Inc.	1,193,788	25,282
	Tosoh Corp.	2,123,011	25,246
	MonotaRO Co. Ltd.	1,780,615	25,082
	USS Co. Ltd.	1,574,531	24,983
	Ebara Corp.	694,740	24,748
	NGK Insulators Ltd.	1,948,087	24,697
	Otsuka Corp.	782,339	24,660
[1]	Hulic Co. Ltd.	3,138,802	24,648
	Nisshin Seifun Group Inc.	1,953,919	24,557
	Nihon M&A Center Holdings Inc.	1,989,184	24,476
	Nagoya Railroad Co. Ltd.	1,481,132	24,415
	Asahi Intecc Co. Ltd.	1,491,795	24,335
	Bank of Kyoto Ltd.	546,740	24,254
	Azbil Corp.	963,808	24,199
	Mitsubishi HC Capital Inc. (XTKS)	4,853,741	23,873
	Marui Group Co. Ltd.	1,442,428	23,808
	Kose Corp.	217,746	23,659
	Hikari Tsushin Inc.	165,279	23,264
*	Japan Airlines Co. Ltd.	1,107,448	22,556
	Nippon Shinyaku Co. Ltd.	391,712	22,230
	Tokyu Fudosan Holdings Corp.	4,599,197	21,810
	Haseko Corp.	1,947,262	21,750
	TechnoPro Holdings Inc.	816,430	21,736
	Nabtesco Corp.	856,822	21,733
	Shimizu Corp.	4,054,431	21,634
	Lion Corp.	1,879,154	21,615
	Santen Pharmaceutical Co. Ltd.	2,644,102	21,545
	Tsuruha Holdings Inc.	276,554	21,451
	Ryohin Keikaku Co. Ltd.	1,790,681	21,171
	Nikon Corp.	2,386,898	21,107
	NH Foods Ltd.	746,522	20,842
	JGC Holdings Corp.	1,642,357	20,818
	Stanley Electric Co. Ltd.	1,093,501	20,682
	ZOZO Inc.	836,229	20,651
[1]	Showa Denko KK	1,356,568	20,631
	Kuraray Co. Ltd.	2,566,070	20,538
	NOF Corp.	508,101	20,255
[1]	Koei Tecmo Holdings Co. Ltd.	1,111,248	20,099
	Japan Hotel REIT Investment Corp.	34,086	20,046
	Electric Power Development Co. Ltd.	1,261,023	20,027
	Kyushu Electric Power Co. Inc.	3,528,989	19,947
	Keikyu Corp.	1,894,464	19,946
*	Japan Airport Terminal Co. Ltd.	404,196	19,934
		Shares	Market Value• ($000)
	Rinnai Corp.	266,327	19,819
	Open House Co. Ltd.	541,137	19,703
[1]	Japan Prime Realty Investment Corp.	6,966	19,594
	Keihan Holdings Co. Ltd.	749,029	19,527
*,1	Skylark Holdings Co. Ltd.	1,681,778	19,513
	Mebuki Financial Group Inc.	7,676,731	19,509
	Goldwin Inc.	269,526	19,503
	SCREEN Holdings Co. Ltd.	300,372	19,154
	Tohoku Electric Power Co. Inc.	3,575,758	18,730
	Mitsubishi Gas Chemical Co. Inc.	1,348,110	18,532
	Amada Co. Ltd.	2,376,557	18,507
	Zensho Holdings Co. Ltd.	731,456	18,371
[1]	Sumitomo Forestry Co. Ltd.	1,035,021	18,292
	Hakuhodo DY Holdings Inc.	1,817,629	18,242
	Sega Sammy Holdings Inc.	1,205,719	18,206
[1]	Tokyo Tatemono Co. Ltd.	1,502,132	18,185
*	Mitsubishi Motors Corp.	4,759,347	18,074
	Nomura Real Estate Holdings Inc.	843,117	18,028
	Nankai Electric Railway Co. Ltd.	833,265	17,991
	Hitachi Construction Machinery Co. Ltd.	802,318	17,881
	Sekisui House REIT Inc.	31,521	17,877
	NSK Ltd.	3,364,279	17,739
	Welcia Holdings Co. Ltd.	759,384	17,701
[1]	Aozora Bank Ltd.	887,600	17,445
	Nichirei Corp.	796,640	17,407
	Yamada Denki Co. Ltd.	4,901,200	17,398
	Activia Properties Inc.	5,549	17,395
	Miura Co. Ltd.	752,964	17,267
	THK Co. Ltd.	909,086	17,189
	Sumitomo Heavy Industries Ltd.	860,808	17,185
	Seibu Holdings Inc.	1,571,152	17,130
	J Front Retailing Co. Ltd.	1,886,608	17,121
	Itochu Techno-Solutions Corp.	735,107	17,051
	Iwatani Corp.	383,082	16,778
	Industrial & Infrastructure Fund Investment Corp.	14,419	16,644
	LaSalle Logiport REIT	13,600	16,583
*	Park24 Co. Ltd.	967,742	16,554
	Kansai Paint Co. Ltd.	1,351,973	16,547
	Shimamura Co. Ltd.	165,998	16,542
	Iida Group Holdings Co. Ltd.	1,079,538	16,391

24

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Casio Computer Co. Ltd.	1,611,266	16,347
	Japan Logistics Fund Inc.	6,812	16,252
	Nippon Accommodations Fund Inc.	3,529	16,190
	Alfresa Holdings Corp.	1,273,140	16,183
	NET One Systems Co. Ltd.	616,952	16,067
	Oracle Corp. Japan	245,570	15,967
	Tokyo Century Corp.	473,624	15,965
	Ito En Ltd.	432,012	15,723
	Nippon Sanso Holdings Corp.	1,085,201	15,720
	Kakaku.com Inc.	977,006	15,677
	Hisamitsu Pharmaceutical Co. Inc.	526,663	15,634
	Air Water Inc.	1,342,795	15,590
	Yokohama Rubber Co. Ltd.	1,004,619	15,545
	Internet Initiative Japan Inc.	827,124	15,323
	Sanrio Co. Ltd.	423,822	15,311
	Ulvac Inc.	367,238	15,305
	AEON REIT Investment Corp.	12,956	15,205
	Fujikura Ltd.	2,014,366	15,142
	Taisho Pharmaceutical Holdings Co. Ltd.	343,401	15,105
	Food & Life Cos. Ltd.	766,189	15,105
	Mitsubishi Materials Corp.	955,011	15,092
	Denka Co. Ltd.	659,497	15,071
	Suzuken Co. Ltd.	556,956	15,069
	Credit Saison Co. Ltd.	1,167,953	15,059
	Mitsui Fudosan Logistics Park Inc.	4,099	14,984
	Sundrug Co. Ltd.	500,637	14,877
	SHO-BOND Holdings Co. Ltd.	346,034	14,733
	Zenkoku Hosho Co. Ltd.	384,043	14,714
	Nifco Inc.	630,767	14,708
	Medipal Holdings Corp.	1,111,156	14,686
	Cosmo Energy Holdings Co. Ltd.	554,623	14,681
	Kamigumi Co. Ltd.	718,405	14,625
	Mori Hills REIT Investment Corp.	12,168	14,545
	COMSYS Holdings Corp.	828,444	14,536
	SCSK Corp.	956,308	14,475
*	SHIFT Inc.	82,146	14,460
	Invincible Investment Corp.	37,247	14,433
[1]	Frontier Real Estate Investment Corp.	3,704	14,430
	Kewpie Corp.	795,071	14,426
	Takashimaya Co. Ltd.	1,015,837	14,145
	Daicel Corp.	1,945,199	13,999
	Lawson Inc.	365,138	13,959
	Sohgo Security Services Co. Ltd.	509,347	13,867
		Shares	Market Value• ($000)
	Kenedix Office Investment Corp.	5,704	13,853
	Hachijuni Bank Ltd.	3,327,549	13,823
	Alps Alpine Co. Ltd.	1,520,837	13,747
	Konica Minolta Inc.	3,448,437	13,740
	Daiwa Securities Living Investments Corp.	15,671	13,711
	Sanwa Holdings Corp.	1,486,731	13,688
	Taiheiyo Cement Corp.	876,303	13,628
	Teijin Ltd.	1,397,866	13,623
	Nihon Kohden Corp.	560,003	13,595
	Cosmos Pharmaceutical Corp.	132,954	13,509
	Sankyu Inc.	368,006	13,464
[1]	Kagome Co. Ltd.	579,946	13,445
	Pigeon Corp.	816,882	13,388
	Fujitec Co. Ltd.	582,434	13,223
	Toyo Seikan Group Holdings Ltd.	1,077,342	13,218
	Sankyo Co. Ltd.	322,854	13,191
	INFRONEER Holdings Inc.	1,718,891	13,063
	Relo Group Inc.	803,981	12,924
	EXEO Group Inc.	758,344	12,886
	Toho Gas Co. Ltd.	674,053	12,829
	Horiba Ltd.	293,635	12,730
	Kadokawa Corp.	695,244	12,701
	Shinko Electric Industries Co. Ltd.	498,759	12,694
	Nippon Gas Co. Ltd.	807,911	12,643
	Calbee Inc.	551,621	12,533
	Tokyo Ohka Kogyo Co. Ltd.	276,549	12,500
	Nihon Unisys Ltd.	489,378	12,399
	ADEKA Corp.	758,640	12,381
	Kenedix Residential Next Investment Corp.	7,804	12,181
	Kobe Steel Ltd.	2,500,754	12,129
	Hulic REIT Inc.	9,695	12,075
	JTEKT Corp.	1,724,331	12,006
	Ship Healthcare Holdings Inc.	589,145	11,981
[1]	Tokai Carbon Co. Ltd.	1,483,914	11,976
	Nagase & Co. Ltd.	790,989	11,955
	Gunma Bank Ltd.	3,106,697	11,865
[1]	Sumitomo Rubber Industries Ltd.	1,362,158	11,838
	Mitsubishi Estate Logistics REIT Investment Corp.	3,677	11,790
	Chugoku Electric Power Co. Inc.	2,298,781	11,789
	Sapporo Holdings Ltd.	473,499	11,758
	Daiseki Co. Ltd.	341,839	11,733
	Kaneka Corp.	471,144	11,716
	Aeon Mall Co. Ltd.	900,041	11,614
	Sugi Holdings Co. Ltd.	260,280	11,576
	Coca-Cola Bottlers Japan Holdings Inc.	1,062,220	11,532
[1]	Sharp Corp.	1,590,994	11,428

25

Developed Markets Index Fund
		Shares	Market Value• ($000)
	House Foods Group Inc.	541,248	11,410
	Comforia Residential REIT Inc.	5,004	11,273
	ABC-Mart Inc.	198,885	11,243
	Tokyu REIT Inc.	7,075	11,147
	Hirogin Holdings Inc.	2,221,992	11,146
	Iyogin Holdings Inc.	2,037,460	11,033
	DIC Corp.	626,147	10,991
	Yamazaki Baking Co. Ltd.	917,255	10,975
	Tsumura & Co.	499,742	10,960
	Dowa Holdings Co. Ltd.	346,847	10,945
	Meitec Corp.	598,349	10,854
	Nishi-Nippon Railroad Co. Ltd.	579,260	10,830
	Ube Industries Ltd.	737,574	10,811
	Rengo Co. Ltd.	1,573,370	10,797
	NTT UD REIT Investment Corp.	10,282	10,734
	Nippon Kayaku Co. Ltd.	1,241,298	10,689
	Morinaga Milk Industry Co. Ltd.	281,025	10,671
	Mitsubishi Logistics Corp.	463,576	10,633
	Zeon Corp.	1,056,541	10,632
	Fancl Corp.	520,389	10,595
*	PeptiDream Inc.	673,643	10,575
	Mabuchi Motor Co. Ltd.	373,884	10,570
	Bic Camera Inc.	1,080,159	10,523
	Yamaguchi Financial Group Inc.	1,607,610	10,488
	Ezaki Glico Co. Ltd.	380,316	10,431
	Hoshino Resorts REIT Inc.	1,927	10,379
[1]	Nippon Electric Glass Co. Ltd.	584,470	10,373
*	Money Forward Inc.	335,623	10,366
[1]	DMG Mori Co. Ltd.	779,381	10,321
	Takara Holdings Inc.	1,302,496	10,308
	Kinden Corp.	937,372	10,205
	Penta-Ocean Construction Co. Ltd.	2,164,651	10,111
	Fujitsu General Ltd.	422,301	10,096
	Ushio Inc.	822,680	10,088
	K's Holdings Corp.	1,169,843	10,034
	FP Corp.	347,438	9,996
	Mitsui Mining & Smelting Co. Ltd.	424,720	9,940
	Daiwa Office Investment Corp.	2,040	9,909
	Sotetsu Holdings Inc.	584,025	9,847
	Daiwabo Holdings Co. Ltd.	670,331	9,827
	Seven Bank Ltd.	4,925,723	9,821
	Anritsu Corp.	1,005,128	9,788
	Pilot Corp.	268,424	9,773
	Kyushu Financial Group Inc.	2,823,728	9,698
	Nippon Shokubai Co. Ltd.	241,373	9,636
	SMS Co. Ltd.	379,589	9,602
		Shares	Market Value• ($000)
	Sumitomo Dainippon Pharma Co. Ltd.	1,259,201	9,544
	Ain Holdings Inc.	207,065	9,483
	Toda Corp.	1,766,210	9,472
	Fuji Corp.	644,900	9,396
	Japan Steel Works Ltd.	478,173	9,393
	Maruichi Steel Tube Ltd.	458,127	9,366
	Japan Excellent Inc.	9,351	9,312
	Fuyo General Lease Co. Ltd.	142,715	9,303
	Chugin Financial Group Inc.	1,279,782	9,294
	Seino Holdings Co. Ltd.	1,047,690	9,287
	AEON Financial Service Co. Ltd.	871,749	9,215
	Tokyo Seimitsu Co. Ltd.	284,399	9,188
	Daiichikosho Co. Ltd.	305,043	9,183
	GS Yuasa Corp.	574,695	9,183
	Amano Corp.	497,248	9,134
	Topcon Corp.	791,823	9,123
	Aica Kogyo Co. Ltd.	385,675	9,122
	Sawai Group Holdings Co. Ltd.	291,901	9,108
	77 Bank Ltd.	542,744	9,097
	Jafco Co. Ltd.	535,213	9,072
	Fuji Soft Inc.	157,737	9,045
	DeNA Co. Ltd.	669,805	8,957
	Resorttrust Inc.	501,020	8,917
	NSD Co. Ltd.	515,505	8,909
	Kenedix Retail REIT Corp.	4,577	8,852
	Kokuyo Co. Ltd.	627,654	8,834
	NIPPON REIT Investment Corp.	3,340	8,809
	Furukawa Electric Co. Ltd.	469,237	8,757
[1]	Toyo Tire Corp.	772,667	8,697
	Daido Steel Co. Ltd.	266,151	8,673
	Jeol Ltd.	321,136	8,636
	H.U. Group Holdings Inc.	395,153	8,631
	Citizen Watch Co. Ltd.	1,913,617	8,592
	Yamato Kogyo Co. Ltd.	251,554	8,568
	Toyoda Gosei Co. Ltd.	554,274	8,548
	Rakus Co. Ltd	713,165	8,547
	Mori Trust Sogo REIT Inc.	7,637	8,536
	Yoshinoya Holdings Co. Ltd.	489,751	8,529
	Morinaga & Co. Ltd.	285,452	8,517
	Heiwa Real Estate REIT Inc.	7,349	8,472
	Digital Garage Inc.	245,252	8,464
	Kotobuki Spirits Co. Ltd.	144,009	8,432
	Yaoko Co. Ltd.	162,478	8,366
	Katitas Co. Ltd.	365,963	8,354
	Macnica Fuji Electronics Holdings Inc.	353,033	8,354
	TS Tech Co. Ltd.	730,390	8,353

26

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Nissui Corp.	1,991,601	8,295
	PALTAC Corp.	236,119	8,270
	Kureha Corp.	135,404	8,235
	Benesse Holdings Inc.	537,284	8,169
	Kyoritsu Maintenance Co. Ltd.	181,294	8,094
	As One Corp.	184,653	8,067
	OKUMA Corp.	227,401	8,055
	Asahi Holdings Inc.	551,326	8,054
	Inaba Denki Sangyo Co. Ltd.	392,908	8,039
	GMO internet Inc.	429,156	8,017
	Mizuho Leasing Co. Ltd.	315,840	7,986
	Pola Orbis Holdings Inc.	567,387	7,985
	Nishi-Nippon Financial Holdings Inc.	1,090,527	7,969
	Menicon Co. Ltd.	378,677	7,962
	OSG Corp.	579,089	7,929
[1]	Mitsui High-Tec Inc.	170,335	7,853
	Sakata Seed Corp.	236,393	7,836
	Canon Marketing Japan Inc.	345,438	7,822
	Hanwa Co. Ltd.	276,122	7,802
	Nippon Steel Trading Corp.	111,023	7,778
	Hazama Ando Corp.	1,216,201	7,762
	Hitachi Zosen Corp.	1,228,245	7,675
	Hino Motors Ltd.	2,016,307	7,661
	Heiwa Corp.	406,318	7,660
	NOK Corp.	868,318	7,641
	Shinsei Bank Ltd.	466,734	7,584
	NHK Spring Co. Ltd.	1,179,738	7,501
	Nichias Corp.	419,274	7,492
	Toagosei Co. Ltd.	891,496	7,483
	Kyudenko Corp.	300,901	7,443
	Sanken Electric Co. Ltd.	149,738	7,379
	Nisshinbo Holdings Inc.	999,491	7,366
	Kaken Pharmaceutical Co. Ltd.	249,306	7,350
	Sumitomo Bakelite Co. Ltd.	244,777	7,221
	Tokuyama Corp.	529,729	7,190
	Maruwa Co. Ltd.	60,529	7,158
[1]	Colowide Co. Ltd.	529,244	7,142
	Fukuoka REIT Corp.	5,505	7,142
	Mani Inc.	464,592	7,122
	Mirait Holdings Corp.	617,372	7,115
	Kanematsu Corp.	624,506	7,090
	Shiga Bank Ltd.	353,311	7,078
	Descente Ltd.	290,072	7,060
	Daishi Hokuetsu Financial Group Inc.	324,042	7,055
	Wacoal Holdings Corp.	391,471	7,013
	Shoei Co. Ltd.	181,436	7,013
	OBIC Business Consultants Co. Ltd.	215,256	7,007
	Duskin Co. Ltd.	308,094	6,999
		Shares	Market Value• ($000)
	Sangetsu Corp.	427,241	6,964
	Nipro Corp.	888,133	6,957
	Nikkon Holdings Co. Ltd.	386,978	6,884
	Kusuri no Aoki Holdings Co. Ltd.	118,102	6,880
	Fujimi Inc.	145,635	6,870
	Hokuhoku Financial Group Inc.	926,595	6,852
	Acom Co. Ltd.	2,860,325	6,845
	Japan Material Co. Ltd.	425,188	6,838
*	Shochiku Co. Ltd.	76,714	6,783
	Dexerials Corp.	351,747	6,758
	Izumi Co. Ltd.	298,281	6,735
	San-In Godo Bank Ltd.	1,142,612	6,730
	Toei Co. Ltd.	50,171	6,729
	Toho Holdings Co. Ltd.	402,235	6,707
	Shikoku Electric Power Co. Inc.	1,155,223	6,698
	Aiful Corp.	2,228,747	6,695
	DCM Holdings Co. Ltd.	733,239	6,691
*	JMDC Inc.	231,200	6,632
	Heiwa Real Estate Co. Ltd.	238,105	6,619
[1]	Toridoll Holdings Corp.	317,976	6,509
	Japan Elevator Service Holdings Co. Ltd.	522,457	6,495
	Benefit One Inc.	444,455	6,489
	Japan Petroleum Exploration Co. Ltd.	219,865	6,464
	DTS Corp.	286,202	6,449
	NTN Corp.	3,252,939	6,446
	NEC Networks & System Integration Corp.	514,644	6,434
	Tomy Co. Ltd.	671,204	6,426
	Systena Corp.	2,046,698	6,348
	Fuji Kyuko Co. Ltd.	175,258	6,338
[1]	Joyful Honda Co. Ltd.	429,349	6,281
*	RENOVA Inc.	349,979	6,264
	CKD Corp.	441,652	6,257
	H2O Retailing Corp.	639,484	6,226
	Nippon Soda Co. Ltd.	190,275	6,223
	Glory Ltd.	372,972	6,196
*	Aichi Financial Group Inc.	352,585	6,187
	Toyota Boshoku Corp.	463,295	6,149
	EDION Corp.	621,868	6,082
	Nishimatsu Construction Co. Ltd.	204,498	6,078
	TKC Corp.	222,212	6,070
	Milbon Co. Ltd.	138,619	5,997
	Global One Real Estate Investment Corp.	7,286	5,985
	Hokuetsu Corp.	1,034,234	5,973
	Lintec Corp.	365,712	5,936
	Okamura Corp.	551,639	5,915

27

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Tadano Ltd.	856,767	5,912
	Paramount Bed Holdings Co. Ltd.	302,138	5,898
[1]	Seiren Co. Ltd.	320,869	5,881
	Okumura Corp.	259,577	5,878
	Takasago Thermal Engineering Co. Ltd.	434,001	5,862
	NS Solutions Corp.	241,340	5,846
	Ichigo Office REIT Investment Corp.	9,050	5,840
	Hankyu Hanshin REIT Inc.	5,025	5,833
	Jaccs Co. Ltd.	186,223	5,827
	TOKAI Holdings Corp.	891,887	5,821
	Sumitomo Osaka Cement Co. Ltd.	235,562	5,815
	Juroku Financial Group Inc.	264,794	5,767
	Sumitomo Warehouse Co. Ltd.	387,558	5,757
	Tsubakimoto Chain Co.	251,086	5,664
	Senko Group Holdings Co. Ltd.	772,365	5,663
	Mixi Inc.	301,783	5,630
	Takeuchi Manufacturing Co. Ltd.	255,498	5,610
	Hokkoku Financial Holdings Inc.	162,653	5,607
*	Sansan Inc.	581,795	5,605
	BeNext-Yumeshin Group Co.	435,346	5,597
	CRE Logistics REIT Inc.	3,979	5,566
	Kiyo Bank Ltd.	465,727	5,537
	Outsourcing Inc.	766,724	5,495
	Itochu Advance Logistics Investment Corp.	4,989	5,490
	Japan Aviation Electronics Industry Ltd.	342,166	5,458
	Inabata & Co. Ltd.	300,835	5,435
	Justsystems Corp.	253,860	5,427
	Taikisha Ltd.	214,824	5,422
	JCR Pharmaceuticals Co. Ltd.	425,449	5,420
	Hokuriku Electric Power Co.	1,304,313	5,409
	Round One Corp.	1,483,541	5,369
	Japan Securities Finance Co. Ltd.	612,638	5,347
	Itoham Yonekyu Holdings Inc.	1,006,313	5,340
[1]	KH Neochem Co. Ltd.	263,445	5,338
[1]	Royal Holdings Co. Ltd.	303,080	5,330
	Nippon Paper Industries Co. Ltd.	714,147	5,294
	Nextage Co. Ltd.	275,883	5,293
	Nojima Corp.	489,784	5,290
	Tokyo Steel Manufacturing Co. Ltd.	588,415	5,288
		Shares	Market Value• ($000)
	SOSiLA Logistics REIT Inc.	5,054	5,269
	Create Restaurants Holdings Inc.	762,118	5,266
	Toho Titanium Co. Ltd.	246,044	5,211
	Star Asia Investment Corp.	12,376	5,204
	Nippon Light Metal Holdings Co. Ltd.	453,098	5,202
	Fuji Oil Holdings Inc.	335,965	5,187
	Kandenko Co. Ltd.	794,172	5,187
*,1	Atom Corp.	876,940	5,174
	Information Services International-Dentsu Ltd.	173,990	5,161
	Takuma Co. Ltd.	549,139	5,118
	Toshiba TEC Corp.	186,888	5,092
	Kumagai Gumi Co. Ltd.	253,850	5,057
	Noevir Holdings Co. Ltd.	114,984	5,048
	Fukuyama Transporting Co. Ltd.	216,931	5,011
	Makino Milling Machine Co. Ltd.	151,633	4,954
	Toyobo Co. Ltd.	652,115	4,928
	Maruha Nichiro Corp.	258,788	4,924
	Autobacs Seven Co. Ltd.	447,763	4,917
	Seiko Group Corp.	210,065	4,916
	Mochida Pharmaceutical Co. Ltd.	186,362	4,913
*	HIS Co. Ltd.	309,644	4,882
	Nihon Parkerizing Co. Ltd.	687,726	4,875
	Iriso Electronics Co. Ltd.	151,733	4,861
	Kumiai Chemical Industry Co. Ltd.	703,916	4,823
	ZERIA Pharmaceutical Co. Ltd.	280,718	4,818
*	euglena Co. Ltd.	646,225	4,791
	Wacom Co. Ltd.	1,078,135	4,766
	Hosiden Corp.	396,590	4,739
	Funai Soken Holdings Inc.	229,532	4,720
	Daio Paper Corp.	613,427	4,706
	Transcosmos Inc.	191,461	4,702
	Osaka Soda Co. Ltd.	161,773	4,690
	Matsui Securities Co. Ltd.	783,572	4,675
	Raito Kogyo Co. Ltd.	325,005	4,663
	Trusco Nakayama Corp.	303,284	4,658
	Sanki Engineering Co. Ltd.	396,466	4,657
	Hokkaido Electric Power Co. Inc.	1,305,336	4,611
	Takara Bio Inc.	352,323	4,599
	Nanto Bank Ltd.	236,331	4,595
	eGuarantee Inc.	246,975	4,565
	Nippn Corp.	370,919	4,562
	Okasan Securities Group Inc.	1,572,048	4,562

28

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Kissei Pharmaceutical Co. Ltd.	232,258	4,538
	KOMEDA Holdings Co. Ltd.	240,406	4,536
	Mitsui-Soko Holdings Co. Ltd.	166,067	4,513
	Organo Corp.	203,088	4,508
*,1	Raksul Inc.	178,796	4,473
	Kohnan Shoji Co. Ltd.	172,147	4,469
	Arcs Co. Ltd.	268,068	4,469
	Iino Kaiun Kaisha Ltd.	635,079	4,463
	eRex Co. Ltd.	269,621	4,460
	Tokai Tokyo Financial Holdings Inc.	1,664,404	4,452
	MOS Food Services Inc.	190,269	4,430
	Ariake Japan Co. Ltd.	133,930	4,421
	Saizeriya Co. Ltd.	194,527	4,412
	Nichiha Corp.	218,943	4,392
	Megmilk Snow Brand Co. Ltd.	320,694	4,384
	San-A Co. Ltd.	133,935	4,372
	Riken Keiki Co. Ltd.	130,459	4,359
	Awa Bank Ltd.	269,299	4,352
	Dip Corp.	152,189	4,352
	Meidensha Corp.	306,739	4,340
	Starts Corp. Inc.	218,337	4,320
	Infomart Corp.	1,591,912	4,312
	Hyakugo Bank Ltd.	1,546,674	4,310
	Komeri Co. Ltd.	207,903	4,309
	Monex Group Inc.	1,373,441	4,305
	Taiyo Holdings Co. Ltd.	253,959	4,293
	Ichibanya Co. Ltd.	122,046	4,289
	Mirai Corp.	12,474	4,280
	Ogaki Kyoritsu Bank Ltd.	300,040	4,277
	Daihen Corp.	145,934	4,270
	Ai Holdings Corp.	269,282	4,252
	Idec Corp.	192,471	4,247
	Nomura Co. Ltd.	584,257	4,247
	Suruga Bank Ltd.	1,323,204	4,246
	Nichicon Corp.	458,215	4,232
	Nisshin Oillio Group Ltd.	169,273	4,225
	Earth Corp.	110,235	4,225
	en japan Inc.	230,004	4,211
	Max Co. Ltd.	284,384	4,204
	Nagawa Co. Ltd.	73,753	4,184
	Create SD Holdings Co. Ltd.	167,004	4,172
	Totetsu Kogyo Co. Ltd.	209,539	4,168
	Zojirushi Corp.	334,353	4,146
	OSAKA Titanium Technologies Co. Ltd.	140,180	4,109
	Valor Holdings Co. Ltd.	296,635	4,095
	Yodogawa Steel Works Ltd.	212,171	4,078
	Nissha Co. Ltd.	292,032	4,030
	San-Ai Oil Co. Ltd.	419,687	3,980
	Fuji Seal International Inc.	310,830	3,968
		Shares	Market Value• ($000)
	Senshu Ikeda Holdings Inc.	2,065,068	3,966
[1]	Snow Peak Inc.	221,346	3,942
	ASKUL Corp.	303,002	3,933
	Kato Sangyo Co. Ltd.	147,621	3,933
	GungHo Online Entertainment Inc.	243,418	3,932
	Tokai Rika Co. Ltd.	370,241	3,931
	Ryosan Co. Ltd.	182,537	3,930
*	C Uyemura & Co. Ltd.	84,900	3,915
	Musashi Seimitsu Industry Co. Ltd.	332,067	3,911
	Gunze Ltd.	122,206	3,907
	JINS Holdings Inc.	111,834	3,905
	Nishimatsuya Chain Co. Ltd.	331,075	3,903
	Musashino Bank Ltd.	247,863	3,889
	North Pacific Bank Ltd.	2,010,042	3,882
[1]	Change Inc.	236,089	3,871
	Rorze Corp.	72,372	3,866
	Kaga Electronics Co. Ltd.	125,007	3,858
	Mitsuboshi Belting Ltd.	148,861	3,858
*	Leopalace21 Corp.	1,745,040	3,835
	Orient Corp.	433,069	3,806
	Maeda Kosen Co. Ltd.	161,177	3,799
	Eizo Corp.	146,277	3,796
	Showa Sangyo Co. Ltd.	198,157	3,783
*,1	W-Scope Corp.	376,780	3,763
	Keiyo Bank Ltd.	837,878	3,726
	Tokyo Kiraboshi Financial Group Inc.	188,240	3,720
	KYORIN Holdings Inc.	284,506	3,713
	Ohsho Food Service Corp.	81,588	3,711
	Yamazen Corp.	489,144	3,706
	Kitz Corp.	618,161	3,700
	Premium Group Co. Ltd.	281,300	3,692
	JCU Corp.	158,136	3,680
	Prima Meat Packers Ltd.	221,079	3,679
	KYB Corp.	142,766	3,663
	BML Inc.	144,230	3,659
	Strike Co. Ltd.	107,906	3,657
	Nachi-Fujikoshi Corp.	134,426	3,656
	Kanamoto Co. Ltd.	212,837	3,644
	Insource Co. Ltd.	309,480	3,640
	Adastria Co. Ltd.	205,297	3,639
	Sumitomo Mitsui Construction Co. Ltd.	1,143,916	3,627
	Heiwado Co. Ltd.	221,692	3,605
	Central Glass Co. Ltd.	169,190	3,597
	UT Group Co. Ltd.	210,066	3,597
	UACJ Corp.	213,998	3,593
	Financial Partners Group Co. Ltd.	426,508	3,586
	Fuso Chemical Co. Ltd.	138,974	3,564

29

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Tocalo Co. Ltd.	409,103	3,551
	Toyo Ink SC Holdings Co. Ltd.	260,415	3,547
[1]	Monogatari Corp.	71,654	3,543
	Prestige International Inc.	642,111	3,532
	T Hasegawa Co. Ltd.	159,926	3,528
*	Health Care & Medical Investment Corp.	2,579	3,527
	Mitsubishi Pencil Co. Ltd.	324,576	3,525
	United Super Markets Holdings Inc.	412,301	3,524
	Hogy Medical Co. Ltd.	136,708	3,522
	Takara Standard Co. Ltd.	336,137	3,522
	Simplex Holdings Inc.	222,805	3,521
	Shizuoka Gas Co. Ltd.	421,472	3,516
	One REIT Inc.	1,837	3,511
	Oki Electric Industry Co. Ltd.	652,197	3,509
	Nippon Signal Co. Ltd.	444,741	3,500
	Procrea Holdings Inc.	208,736	3,496
	Shibaura Machine Co. Ltd.	177,048	3,492
	MCJ Co. Ltd.	483,426	3,479
	Takara Leben Real Estate Investment Corp.	4,590	3,472
	Toyo Construction Co. Ltd.	532,840	3,467
	Fuji Co. Ltd.	247,918	3,444
	SAMTY Co. Ltd.	212,585	3,439
	AZ-COM Maruwa Holdings Inc.	288,282	3,429
[1]	Kura Sushi Inc.	150,430	3,419
	Japan Wool Textile Co. Ltd.	462,927	3,416
	Kameda Seika Co. Ltd.	103,030	3,410
	Nitto Kogyo Corp.	190,201	3,398
	Starts Proceed Investment Corp.	1,875	3,380
	Shinmaywa Industries Ltd.	423,711	3,378
	SKY Perfect JSAT Holdings Inc.	912,676	3,354
	JVCKenwood Corp.	1,200,673	3,348
*	M&A Capital Partners Co. Ltd.	95,770	3,342
	Yokogawa Bridge Holdings Corp.	233,471	3,318
	Aeon Hokkaido Corp.	390,722	3,306
	Japan Lifeline Co. Ltd.	476,819	3,301
	Optex Group Co. Ltd.	243,287	3,296
	Nissin Electric Co. Ltd.	346,865	3,288
	Cybozu Inc.	178,232	3,272
	Raiznext Corp.	327,600	3,266
	Base Co. Ltd.	123,506	3,264
		Shares	Market Value• ($000)
	Yuasa Trading Co. Ltd.	118,611	3,256
[1]	Ringer Hut Co. Ltd.	194,641	3,255
	Avex Inc.	254,591	3,245
	Future Corp.	260,576	3,242
[1]	MARUKA FURUSATO Corp.	119,379	3,238
	Nippon Yakin Kogyo Co. Ltd.	102,637	3,237
*	Chiyoda Corp.	1,187,764	3,233
	TOMONY Holdings Inc.	1,148,604	3,222
	Hioki EE Corp.	67,112	3,201
	FULLCAST Holdings Co. Ltd.	149,618	3,196
	Elecom Co. Ltd.	311,348	3,191
	Aeon Delight Co. Ltd.	138,462	3,175
	Bunka Shutter Co. Ltd.	378,078	3,167
*,1	Oisix ra daichi Inc.	187,259	3,159
	Star Micronics Co. Ltd.	257,720	3,157
	Digital Arts Inc.	74,585	3,145
	Argo Graphics Inc.	111,601	3,137
	Towa Pharmaceutical Co. Ltd.	194,362	3,137
	Noritake Co. Ltd.	102,648	3,123
	Eiken Chemical Co. Ltd.	241,134	3,117
[1]	Tokyotokeiba Co. Ltd.	108,682	3,113
	Mandom Corp.	280,941	3,109
	Kanematsu Electronics Ltd.	91,923	3,103
	TBS Holdings Inc.	267,062	3,098
	Nippon Densetsu Kogyo Co. Ltd.	261,355	3,093
	Shima Seiki Manufacturing Ltd.	220,307	3,078
	Geo Holdings Corp.	185,848	3,069
	Japan Pulp & Paper Co. Ltd.	78,863	3,056
	Nitta Corp.	143,558	3,049
	Tamura Corp.	565,961	3,047
	Ichigo Inc.	1,412,816	3,044
	Restar Holdings Corp.	194,927	3,043
	Mitsubishi Shokuhin Co. Ltd.	128,412	3,039
	Arata Corp.	95,293	3,031
	Mizuno Corp.	141,361	3,027
	PAL GROUP Holdings Co. Ltd.	159,190	3,025
*	Nippon Sheet Glass Co. Ltd.	704,443	3,010
	GLOBERIDE Inc.	155,431	3,004
	Maxell Ltd.	292,591	3,004
	S Foods Inc.	133,388	3,003
	Token Corp.	53,456	3,001
	Yellow Hat Ltd.	220,033	2,997
	Hiday Hidaka Corp.	203,985	2,990
[1]	Management Solutions Co. Ltd.	119,365	2,987
	Ricoh Leasing Co. Ltd.	103,153	2,976
	Koa Corp.	209,307	2,971
	Nikkiso Co. Ltd.	414,386	2,969

30

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Nitto Boseki Co. Ltd.	205,723	2,966
	Curves Holdings Co. Ltd.	452,545	2,962
[1]	Toyo Tanso Co. Ltd.	104,278	2,960
	Life Corp.	147,102	2,953
	Chudenko Corp.	186,346	2,952
	Wakita & Co. Ltd.	326,068	2,945
	Comture Corp.	161,549	2,936
	Nissan Shatai Co. Ltd.	469,297	2,929
	Mitsuuroko Group Holdings Co. Ltd.	340,114	2,926
	Okinawa Financial Group Inc.	165,098	2,925
	Okamoto Industries Inc.	104,178	2,921
	Nagaileben Co. Ltd.	192,781	2,916
	Bank of Nagoya Ltd.	115,244	2,904
	Belc Co. Ltd.	66,402	2,896
	Tri Chemical Laboratories Inc.	193,059	2,895
	S-Pool Inc.	440,825	2,881
	RS Technologies Co. Ltd.	107,530	2,869
	PHC Holdings Corp.	255,998	2,860
	Shibuya Corp.	163,921	2,849
	Taihei Dengyo Kaisha Ltd.	114,703	2,842
	Sanyo Denki Co. Ltd.	65,296	2,832
	United Arrows Ltd.	201,336	2,822
	Shoei Foods Corp.	94,964	2,811
	Hamakyorex Co. Ltd.	117,809	2,809
	Sanyo Special Steel Co. Ltd.	171,383	2,804
	Samty Residential Investment Corp.	3,175	2,794
[1]	Kisoji Co. Ltd.	175,119	2,788
	Nishio Rent All Co. Ltd.	118,285	2,787
	Tsugami Corp.	318,007	2,787
	Exedy Corp.	228,060	2,780
	FCC Co. Ltd.	272,147	2,779
	Sakata INX Corp.	344,448	2,738
	Noritsu Koki Co. Ltd.	151,379	2,723
	Meiko Electronics Co. Ltd.	148,905	2,698
[1]	Gree Inc.	509,794	2,694
	Fuji Media Holdings Inc.	329,933	2,684
	Bell System24 Holdings Inc.	259,403	2,673
	Itochu Enex Co. Ltd.	335,174	2,672
	Fukushima Galilei Co. Ltd.	83,943	2,671
	Hyakujushi Bank Ltd.	183,898	2,670
	Mitsubishi Logisnext Co. Ltd.	506,613	2,667
	Tosei REIT Investment Corp.	2,630	2,666
	Topre Corp.	312,008	2,664
	Fujimori Kogyo Co. Ltd.	116,220	2,663
	Anicom Holdings Inc.	605,080	2,654
	Yokorei Co. Ltd.	326,368	2,651
	Sekisui Jushi Corp.	187,223	2,650
	SBS Holdings Inc.	125,793	2,646
	Noritz Corp.	242,190	2,642
	Infocom Corp.	161,565	2,635
		Shares	Market Value• ($000)
	Konoike Transport Co. Ltd.	216,160	2,623
	Axial Retailing Inc.	101,819	2,622
	Doutor Nichires Holdings Co. Ltd.	200,776	2,618
	Nippon Kanzai Co. Ltd.	136,741	2,614
	Riso Kagaku Corp.	164,778	2,612
	Trancom Co. Ltd.	46,299	2,598
	Yokowo Co. Ltd.	158,524	2,590
	Hakuto Co. Ltd.	81,557	2,578
	Koshidaka Holdings Co. Ltd.	342,216	2,566
	Aida Engineering Ltd.	435,840	2,565
	Tokyu Construction Co. Ltd.	530,566	2,560
	Hirata Corp.	61,674	2,555
	Nippon Pillar Packing Co. Ltd.	123,549	2,550
	Maruzen Showa Unyu Co. Ltd.	110,246	2,536
	Pacific Industrial Co. Ltd.	334,641	2,534
[1]	Shin Nippon Biomedical Laboratories Ltd.	148,621	2,534
	Zuken Inc.	109,866	2,530
	Konishi Co. Ltd.	198,994	2,528
	Nippon Koei Co. Ltd.	101,504	2,526
	Morita Holdings Corp.	287,246	2,524
	Sanyo Chemical Industries Ltd.	81,820	2,511
[1]	Nippon Carbon Co. Ltd.	78,188	2,495
	Micronics Japan Co. Ltd.	254,605	2,494
	Chugoku Marine Paints Ltd.	344,674	2,489
	Okinawa Electric Power Co. Inc.	324,163	2,488
	TRE Holdings Corp.	231,181	2,487
	Giken Ltd.	112,789	2,472
	Toho Bank Ltd.	1,452,082	2,471
[1]	Retail Partners Co. Ltd.	245,735	2,466
	Yonex Co. Ltd.	271,659	2,452
	Sankei Real Estate Inc.	3,606	2,442
	TechMatrix Corp.	175,758	2,441
	Tsubaki Nakashima Co. Ltd.	315,976	2,429
	Oiles Corp.	218,466	2,421
	Nippon Parking Development Co. Ltd.	1,023,331	2,415
[1]	Siix Corp.	250,674	2,412
	VT Holdings Co. Ltd.	670,377	2,402
	Intage Holdings Inc.	230,376	2,395
	Mori Trust Hotel REIT Inc.	2,325	2,390
	Oyo Corp.	138,603	2,389
	Weathernews Inc.	44,084	2,386
	Toa Corp.	132,341	2,385
	Sato Holdings Corp.	165,858	2,376
*	Matsuya Co. Ltd.	305,147	2,373

31

Developed Markets Index Fund
		Shares	Market Value• ($000)
[1]	Nippon Denko Co. Ltd.	890,527	2,373
	KFC Holdings Japan Ltd.	112,981	2,371
	Fujicco Co. Ltd.	162,544	2,368
[1]	Roland Corp.	89,518	2,366
	Nittetsu Mining Co. Ltd.	97,576	2,361
	Towa Corp.	184,615	2,348
	KeePer Technical Laboratory Co. Ltd.	86,833	2,348
	Mitani Sekisan Co. Ltd.	74,337	2,346
	Kanto Denka Kogyo Co. Ltd.	335,772	2,343
	Valqua Ltd.	117,573	2,343
	Senshu Electric Co. Ltd.	93,218	2,335
	DyDo Group Holdings Inc.	64,399	2,325
	Kyokuto Kaihatsu Kogyo Co. Ltd.	212,267	2,315
	Nippon Ceramic Co. Ltd.	129,415	2,311
	Keihanshin Building Co. Ltd.	238,362	2,309
	Aoyama Trading Co. Ltd.	329,372	2,285
	Daiichi Jitsugyo Co. Ltd.	68,423	2,284
	Relia Inc.	300,558	2,280
	Shin-Etsu Polymer Co. Ltd.	266,225	2,275
*	ESCON Japan REIT Investment Corp.	2,523	2,273
	Arcland Sakamoto Co. Ltd.	190,862	2,266
	Furukawa Co. Ltd.	235,116	2,253
*	Asanuma Corp.	97,400	2,230
	Piolax Inc.	173,681	2,229
	Sakai Moving Service Co. Ltd.	67,906	2,229
	Tsurumi Manufacturing Co. Ltd.	147,640	2,224
	Megachips Corp.	119,665	2,218
[1]	J Trust Co. Ltd.	566,685	2,216
	LITALICO Inc.	126,752	2,211
	Uchida Yoko Co. Ltd.	62,165	2,203
*	Japan Display Inc.	7,617,772	2,199
	Tokyo Electron Device Ltd.	43,589	2,198
	Sala Corp.	396,500	2,192
	Saibu Gas Holdings Co. Ltd.	168,937	2,183
	YAMABIKO Corp.	262,354	2,179
	Hokuto Corp.	152,712	2,178
	SWCC Showa Holdings Co. Ltd.	160,151	2,165
	Shikoku Chemicals Corp.	219,315	2,164
	Bando Chemical Industries Ltd.	298,285	2,156
	Tosei Corp.	208,402	2,156
	Bank of the Ryukyus Ltd.	325,105	2,153
	Obara Group Inc.	78,692	2,152
		Shares	Market Value• ($000)
	NS United Kaiun Kaisha Ltd.	73,127	2,150
	Alconix Corp.	214,329	2,150
	Teikoku Electric Manufacturing Co. Ltd.	123,368	2,148
	Takasago International Corp.	111,291	2,146
	Yondoshi Holdings Inc.	161,959	2,145
	Torii Pharmaceutical Co. Ltd.	96,984	2,144
	Macromill Inc.	269,181	2,141
*,1	giftee Inc.	163,530	2,130
	Fukui Bank Ltd.	186,195	2,127
	Tamron Co. Ltd.	94,241	2,122
	YA-MAN Ltd.	194,248	2,121
	San ju San Financial Group Inc.	175,247	2,118
	WingArc1st Inc.	137,848	2,115
	Doshisha Co. Ltd.	170,936	2,103
	Ki-Star Real Estate Co. Ltd.	60,371	2,098
	Riso Kyoiku Co. Ltd.	754,122	2,093
	Miyazaki Bank Ltd.	111,129	2,093
	Yamagata Bank Ltd.	221,806	2,084
	Katakura Industries Co. Ltd.	157,710	2,079
	Nippon Seiki Co. Ltd.	348,550	2,076
	Ryoyo Electro Corp.	116,053	2,065
	Daiki Aluminium Industry Co. Ltd.	218,880	2,061
	Broadleaf Co. Ltd.	618,928	2,056
	Komori Corp.	335,650	2,043
	Sumitomo Seika Chemicals Co. Ltd.	65,978	2,042
*,1	Remixpoint Inc.	915,438	2,038
	Kurabo Industries Ltd.	123,638	2,031
	Chofu Seisakusho Co. Ltd.	138,662	2,024
	Keiyo Co. Ltd.	295,383	2,019
	Press Kogyo Co. Ltd.	632,839	2,018
	JAC Recruitment Co. Ltd.	109,739	2,016
	IDOM Inc.	401,195	2,011
	Fujibo Holdings Inc.	82,148	2,007
	Kyokuyo Co. Ltd.	69,616	2,007
	Sinanen Holdings Co. Ltd.	68,206	2,004
	ESPEC Corp.	139,172	2,002
	Ishihara Sangyo Kaisha Ltd.	249,697	1,997
*	Vision Inc.	188,007	1,988
	Joshin Denki Co. Ltd.	135,008	1,984
	Sinfonia Technology Co. Ltd.	175,975	1,964
	Shikoku Bank Ltd.	263,792	1,961
	Ines Corp.	188,650	1,956
	Meisei Industrial Co. Ltd.	329,123	1,953
	Hibiya Engineering Ltd.	134,652	1,948
	METAWATER Co. Ltd.	158,435	1,948
	Shinko Shoji Co. Ltd.	216,046	1,946
	Nohmi Bosai Ltd.	162,081	1,944

32

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Computer Engineering & Consulting Ltd.	168,004	1,942
	Tokai Corp.	132,868	1,940
	Seikagaku Corp.	284,659	1,935
	Sodick Co. Ltd.	361,387	1,935
	Mimasu Semiconductor Industry Co. Ltd.	109,173	1,931
	Sanyo Electric Railway Co. Ltd.	118,920	1,925
	gremz Inc.	120,155	1,925
	Belluna Co. Ltd.	373,488	1,923
	Nippon Thompson Co. Ltd.	494,192	1,923
	Nissei ASB Machine Co. Ltd.	59,420	1,923
	Usen-Next Holdings Co. Ltd.	118,644	1,923
	Onward Holdings Co. Ltd.	819,070	1,919
	Key Coffee Inc.	122,419	1,918
	T-Gaia Corp.	154,711	1,912
	TSI Holdings Co. Ltd.	568,349	1,906
	Bank of Iwate Ltd.	127,273	1,903
	Mitsui DM Sugar Holdings Co. Ltd.	123,884	1,887
	Asahi Diamond Industrial Co. Ltd.	368,674	1,880
	Mirarth Holdings Inc.	668,445	1,876
	ARTERIA Networks Corp.	198,533	1,871
	Pasona Group Inc.	132,992	1,870
	I'll Inc.	138,285	1,869
	Tachibana Eletech Co. Ltd.	139,306	1,865
	Tsukishima Kikai Co. Ltd.	256,306	1,862
	Sumitomo Densetsu Co. Ltd.	100,858	1,854
[1]	Tama Home Co. Ltd.	97,433	1,854
*	SRE Holdings Corp.	73,964	1,852
[1]	Teikoku Sen-I Co. Ltd.	161,831	1,850
	Vector Inc.	182,790	1,847
	Matsuyafoods Holdings Co. Ltd.	61,383	1,842
	Tochigi Bank Ltd.	776,933	1,836
*	m-up Holdings Inc.	169,100	1,834
	ASAHI YUKIZAI Corp.	86,487	1,831
	TOC Co. Ltd.	356,412	1,827
[1]	Fujio Food Group Inc.	181,073	1,827
	Roland DG Corp.	86,406	1,823
	Sun Frontier Fudousan Co. Ltd.	217,457	1,818
	Hosokawa Micron Corp.	89,486	1,814
	Daito Pharmaceutical Co. Ltd.	95,819	1,814
[1]	Arcland Service Holdings Co. Ltd.	110,244	1,809
	Sintokogio Ltd.	362,846	1,800
[1]	Nippon Fine Chemical Co. Ltd.	103,001	1,788
	YAKUODO Holdings Co. Ltd.	82,672	1,785
*	Nippon Chemi-Con Corp.	152,072	1,783
		Shares	Market Value• ($000)
	Marudai Food Co. Ltd.	164,843	1,780
	Starzen Co. Ltd.	113,060	1,780
	Yamanashi Chuo Bank Ltd.	210,627	1,778
	Daikyonishikawa Corp.	421,988	1,777
*	Mitsui E&S Holdings Co. Ltd.	613,569	1,776
	TPR Co. Ltd.	191,975	1,771
	Shin Nippon Air Technologies Co. Ltd.	124,553	1,769
	Takamatsu Construction Group Co. Ltd.	121,382	1,763
	COLOPL Inc.	369,926	1,760
	SRA Holdings	76,523	1,756
	Solasto Corp.	320,542	1,753
*	Kappa Create Co. Ltd.	167,639	1,752
[1]	Pharma Foods International Co. Ltd.	175,150	1,750
	Ryobi Ltd.	201,511	1,747
	Daiken Corp.	109,319	1,733
	Daiho Corp.	57,965	1,732
	Direct Marketing MiX Inc.	147,583	1,732
	Torishima Pump Manufacturing Co. Ltd.	159,594	1,731
	CONEXIO Corp.	119,560	1,729
[1]	Link And Motivation Inc.	354,959	1,725
	Elan Corp.	243,586	1,725
	Sparx Group Co. Ltd.	135,587	1,721
	Oriental Shiraishi Corp.	798,576	1,721
[1]	Carta Holdings Inc.	143,789	1,718
[1]	Rock Field Co. Ltd.	150,205	1,716
[1]	Alpen Co. Ltd.	115,691	1,715
[1]	Midac Holdings Co. Ltd.	88,256	1,709
[1]	ES-Con Japan Ltd.	287,751	1,707
	Sumida Corp.	164,373	1,701
*,1	Istyle Inc.	417,567	1,699
	Oita Bank Ltd.	109,122	1,695
*	Avant Group Corp.	164,400	1,694
	Topy Industries Ltd.	137,851	1,691
	Dai-Dan Co. Ltd.	101,696	1,690
	Ehime Bank Ltd.	242,670	1,687
	Toho Zinc Co. Ltd.	108,446	1,682
*	Shibaura Mechatronics Corp.	22,300	1,678
	Tachi-S Co. Ltd.	201,032	1,677
	Akita Bank Ltd.	114,825	1,672
	Union Tool Co.	67,741	1,655
	Riken Vitamin Co. Ltd.	113,218	1,651
	Mie Kotsu Group Holdings Inc.	447,437	1,648
	Mitsubishi Research Institute Inc.	44,479	1,648
	Tanseisha Co. Ltd.	303,979	1,647
	J-Oil Mills Inc.	142,919	1,646

33

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Eagle Industry Co. Ltd.	202,249	1,643
[1]	Fujiya Co. Ltd.	85,299	1,642
	Genky DrugStores Co. Ltd.	59,560	1,640
	G-Tekt Corp.	149,901	1,633
	Osaka Organic Chemical Industry Ltd.	113,362	1,633
	Happinet Corp.	104,520	1,632
	EM Systems Co. Ltd.	265,349	1,632
	Toyo Corp.	156,249	1,629
[1]	Daikokutenbussan Co. Ltd.	39,968	1,627
	France Bed Holdings Co. Ltd.	226,175	1,615
	Inageya Co. Ltd.	171,534	1,612
	Icom Inc.	75,868	1,611
	Pressance Corp.	137,970	1,609
	Sinko Industries Ltd.	146,538	1,599
[1]	ValueCommerce Co. Ltd.	116,911	1,599
	Okabe Co. Ltd.	303,587	1,595
[1]	Airtrip Corp.	86,009	1,589
	K&O Energy Group Inc.	102,552	1,587
	Unipres Corp.	277,205	1,585
	Miroku Jyoho Service Co. Ltd.	144,748	1,579
	Alpha Systems Inc.	50,138	1,576
	Daiwa Industries Ltd.	183,318	1,562
*	Modec Inc.	151,717	1,562
	HI-LEX Corp.	190,091	1,558
	Matsuda Sangyo Co. Ltd.	89,337	1,556
	ASKA Pharmaceutical Holdings Co. Ltd.	157,305	1,546
[1]	Canon Electronics Inc.	134,203	1,542
	TV Asahi Holdings Corp.	152,003	1,541
	Nichireki Co. Ltd.	161,702	1,541
	Zenrin Co. Ltd.	246,063	1,540
	Proto Corp.	163,432	1,534
	FIDEA Holdings Co. Ltd.	139,755	1,533
	Sakai Chemical Industry Co. Ltd.	113,192	1,526
	Chubu Shiryo Co. Ltd.	184,210	1,522
	Fixstars Corp.	163,650	1,515
	Anest Iwata Corp.	231,965	1,514
	Kamei Corp.	162,892	1,505
	Tenma Corp.	96,361	1,504
	G-7 Holdings Inc.	120,059	1,504
	Pacific Metals Co. Ltd.	103,858	1,498
	Enplas Corp.	51,090	1,493
	Chilled & Frozen Logistics Holdings Co. Ltd.	161,484	1,487
[1]	Pack Corp.	81,267	1,484
	Onoken Co. Ltd.	133,659	1,474
	AOKI Holdings Inc.	284,925	1,472
	Kyoei Steel Ltd.	154,832	1,471
		Shares	Market Value• ($000)
	Warabeya Nichiyo Holdings Co. Ltd.	105,096	1,469
	MEC Co. Ltd.	93,594	1,465
*,1	Sourcenext Corp.	623,888	1,458
	Gakken Holdings Co. Ltd.	205,374	1,450
	Sagami Holdings Corp.	157,367	1,445
	Vital KSK Holdings Inc.	223,215	1,438
	Qol Holdings Co. Ltd.	162,571	1,436
	Goldcrest Co. Ltd.	112,353	1,434
	Nihon Nohyaku Co. Ltd.	262,063	1,432
	Aichi Steel Corp.	86,985	1,429
	Yurtec Corp.	256,757	1,428
	Halows Co. Ltd.	64,694	1,426
	Riken Technos Corp.	391,919	1,425
	Itochu-Shokuhin Co. Ltd.	37,513	1,409
	Tonami Holdings Co. Ltd.	50,574	1,406
	Cawachi Ltd.	81,931	1,388
	Nichiden Corp.	105,183	1,373
	Toenec Corp.	51,623	1,370
	Chiyoda Integre Co. Ltd.	83,747	1,367
	Denyo Co. Ltd.	115,717	1,366
	LEC Inc.	198,353	1,364
	Arakawa Chemical Industries Ltd.	184,449	1,357
	Nagatanien Holdings Co. Ltd.	88,086	1,354
	Okuwa Co. Ltd.	201,044	1,354
	Chori Co. Ltd.	82,072	1,348
	Komatsu Matere Co. Ltd.	228,964	1,347
	Bank of Saga Ltd.	99,557	1,344
	Tatsuta Electric Wire and Cable Co. Ltd.	249,763	1,343
	Poletowin Pitcrew Holdings Inc.	214,751	1,343
	Marvelous Inc.	257,995	1,339
[1]	World Holdings Co. Ltd.	70,135	1,332
[1]	Marusan Securities Co. Ltd.	438,619	1,330
	Furuno Electric Co. Ltd.	181,338	1,327
*,1	Fujita Kanko Inc.	58,127	1,319
	Cosel Co. Ltd.	170,165	1,307
	JM Holdings Co. Ltd.	100,719	1,306
	Kurimoto Ltd.	98,244	1,300
	Takeda Pharmaceutical Co. Ltd. ADR	83,354	1,300
	Softcreate Holdings Corp.	54,683	1,296
	Ryoden Corp.	100,376	1,290
	Japan Transcity Corp.	333,688	1,290
	Elematec Corp.	110,083	1,288
*,1	Open Door Inc.	96,296	1,286
[1]	BRONCO BILLY Co. Ltd.	69,362	1,284
	JDC Corp.	292,919	1,272
	SIGMAXYZ Holdings Inc.	130,292	1,270

34

Developed Markets Index Fund
		Shares	Market Value• ($000)
[1]	Taki Chemical Co. Ltd.	36,667	1,267
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	97,940	1,266
[1]	Inui Global Logistics Co. Ltd.	84,153	1,264
	Aisan Industry Co. Ltd.	242,283	1,263
	World Co. Ltd.	127,047	1,261
	Nissin Corp.	78,854	1,256
	Rheon Automatic Machinery Co. Ltd.	154,642	1,253
	Nissin Sugar Co. Ltd.	88,347	1,252
	V Technology Co. Ltd.	65,653	1,250
	Aiphone Co. Ltd.	88,745	1,241
	Kamakura Shinsho Ltd.	162,263	1,241
	CMK Corp.	354,639	1,233
	Neturen Co. Ltd.	246,419	1,229
	CAC Holdings Corp.	113,013	1,227
	Nichiban Co. Ltd.	86,809	1,226
	Nippon Television Holdings Inc.	154,425	1,218
*	Kintetsu Department Store Co. Ltd.	61,618	1,213
	Riken Corp.	71,263	1,212
	Shindengen Electric Manufacturing Co. Ltd.	53,358	1,205
	DKK Co. Ltd.	79,428	1,204
	Kanagawa Chuo Kotsu Co. Ltd.	48,771	1,203
	Towa Bank Ltd.	281,677	1,202
[1]	Fukuda Corp.	35,435	1,197
	Shinwa Co. Ltd.	78,412	1,194
	Tekken Corp.	88,688	1,192
	Honeys Holdings Co. Ltd.	112,490	1,189
	Mars Group Holdings Corp.	64,396	1,186
	St. Marc Holdings Co. Ltd.	92,569	1,186
	Tokushu Tokai Paper Co. Ltd.	55,106	1,181
	CTS Co. Ltd.	191,328	1,180
	Hochiki Corp.	111,076	1,178
	Kyodo Printing Co. Ltd.	56,296	1,178
*,1	Net Protections Holdings Inc.	322,800	1,175
[1]	GMO GlobalSign Holdings KK	37,641	1,170
	Optorun Co. Ltd.	68,405	1,157
	Sumitomo Riko Co. Ltd.	251,609	1,151
*,1	MedPeer Inc.	110,795	1,151
	Daido Metal Co. Ltd.	319,056	1,148
	Futaba Corp.	285,311	1,146
	Yukiguni Maitake Co. Ltd.	149,269	1,143
*	PIA Corp.	47,853	1,142
	Dai Nippon Toryo Co. Ltd.	200,205	1,141
	Fudo Tetra Corp.	100,607	1,141
*	Optim Corp.	149,093	1,141
		Shares	Market Value• ($000)
	Ichiyoshi Securities Co. Ltd.	243,646	1,139
	Futaba Industrial Co. Ltd.	425,028	1,138
	Godo Steel Ltd.	69,951	1,133
*	Atrae Inc.	129,793	1,133
	Shibusawa Warehouse Co. Ltd.	71,880	1,132
	Nippon Road Co. Ltd.	25,092	1,129
	Shinnihon Corp.	199,948	1,128
	Hoosiers Holdings	198,137	1,119
	Fuji Pharma Co. Ltd.	143,413	1,113
	Kyosan Electric Manufacturing Co. Ltd.	363,004	1,105
	Yamashin-Filter Corp.	305,444	1,104
	Osaki Electric Co. Ltd.	275,630	1,096
[1]	Ministop Co. Ltd.	101,283	1,094
	Iseki & Co. Ltd.	123,029	1,093
	Koatsu Gas Kogyo Co. Ltd.	225,089	1,090
	Xebio Holdings Co. Ltd.	156,633	1,089
	Feed One Co. Ltd.	200,035	1,086
	JSP Corp.	96,524	1,085
	Stella Chemifa Corp.	57,895	1,082
	Takaoka Toko Co. Ltd.	79,640	1,076
	Yahagi Construction Co. Ltd.	186,629	1,067
	Kitanotatsujin Corp.	504,710	1,067
	CI Takiron Corp.	279,000	1,065
*,1	KNT-CT Holdings Co. Ltd.	84,869	1,064
	Achilles Corp.	112,746	1,063
*	TerraSky Co. Ltd.	57,646	1,063
	Krosaki Harima Corp.	27,590	1,059
	Asahi Co. Ltd.	101,510	1,057
	Ichikoh Industries Ltd.	386,094	1,055
	JP-Holdings Inc.	466,003	1,054
	Tayca Corp.	118,254	1,053
	Hisaka Works Ltd.	170,359	1,052
	Aichi Corp.	179,484	1,051
	Studio Alice Co. Ltd.	67,234	1,051
	Nippon Beet Sugar Manufacturing Co. Ltd.	82,970	1,050
	Tokyo Energy & Systems Inc.	148,780	1,049
	ZIGExN Co. Ltd.	368,730	1,041
	Tosho Co. Ltd.	121,563	1,032
[1]	Kansai Super Market Ltd.	106,166	1,031
	Taisei Lamick Co. Ltd.	45,721	1,031
	Hokkaido Gas Co. Ltd.	80,086	1,019
	NEC Capital Solutions Ltd.	61,730	1,005
	Moriroku Holdings Co. Ltd.	78,303	1,003
	Toa Corp. (XTKS)	170,991	998
	Mitsuba Corp.	280,625	997

35

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Kenko Mayonnaise Co. Ltd.	95,401	994
	Chiyoda Co. Ltd.	167,035	991
	Fukui Computer Holdings Inc.	49,444	988
	Nitto Kohki Co. Ltd.	86,600	984
*	WATAMI Co. Ltd.	131,258	977
	Kanaden Corp.	117,206	973
	Sanshin Electronics Co. Ltd.	52,811	962
	Toyo Kanetsu KK	49,271	953
	Cleanup Corp.	193,688	946
	Amuse Inc.	71,194	945
	Advan Group Co. Ltd.	145,032	944
	Okura Industrial Co. Ltd.	66,897	929
	Sanei Architecture Planning Co. Ltd.	82,063	928
[1]	Digital Holdings Inc.	99,939	923
	Airport Facilities Co. Ltd.	232,962	917
	Maezawa Kyuso Industries Co. Ltd.	131,454	914
	Aeon Fantasy Co. Ltd.	44,373	907
	ST Corp.	78,318	901
	Maxvalu Tokai Co. Ltd.	41,365	900
	SB Technology Corp.	63,534	899
	Shimizu Bank Ltd.	75,898	895
[1]	Rokko Butter Co. Ltd.	91,786	894
	Tokyo Rakutenchi Co. Ltd.	28,750	890
	WDB Holdings Co. Ltd.	52,962	890
	Furukawa Battery Co. Ltd.	107,297	882
*	Unitika Ltd.	472,862	881
	Central Security Patrols Co. Ltd.	49,415	873
[1]	Aruhi Corp.	113,295	870
	Melco Holdings Inc.	37,690	869
	Tomoku Co. Ltd.	67,705	868
	IR Japan Holdings Ltd.	62,874	860
	Hodogaya Chemical Co. Ltd.	40,018	852
	Sankyo Seiko Co. Ltd.	236,436	852
	CMIC Holdings Co. Ltd.	62,561	847
	Nippon Sharyo Ltd.	57,131	845
	LIFULL Co. Ltd.	487,803	835
	Seika Corp.	70,164	830
	Enigmo Inc.	171,056	827
	Sankyo Tateyama Inc.	205,761	823
[1]	Central Sports Co. Ltd.	44,229	812
	Hokkan Holdings Ltd.	77,129	805
	Gecoss Corp.	126,635	804
[1]	V-Cube Inc.	149,442	804
	Nihon Tokushu Toryo Co. Ltd.	123,720	802
		Shares	Market Value• ($000)
	Hito Communications Holdings Inc.	69,880	801
	DKS Co. Ltd.	54,542	801
	Ubicom Holdings Inc.	47,071	797
	Medical Data Vision Co. Ltd.	116,903	794
	Yushin Precision Equipment Co. Ltd.	156,000	787
	Fuso Pharmaceutical Industries Ltd.	51,742	785
	Yorozu Corp.	149,914	785
	Kawada Technologies Inc.	31,567	783
	FAN Communications Inc.	253,644	782
	Osaka Steel Co. Ltd.	88,526	781
	Artnature Inc.	135,500	775
	Nihon Chouzai Co. Ltd.	83,030	767
*,1	FDK Corp.	109,288	758
	MTI Ltd.	194,175	752
*	Gurunavi Inc.	253,539	751
	Ebase Co. Ltd.	177,512	750
	Kyokuto Securities Co. Ltd.	171,859	749
[1]	Tess Holdings Co. Ltd.	95,761	749
*,1	Jamco Corp.	71,580	741
[1]	Inaba Seisakusho Co. Ltd.	68,613	727
	Akatsuki Inc.	42,802	716
*	KLab Inc.	217,750	715
	Japan Best Rescue System Co. Ltd.	114,186	710
[1]	Raccoon Holdings Inc.	85,890	701
	Nippon Rietec Co. Ltd.	108,697	696
	Sanoh Industrial Co. Ltd.	147,165	679
[1]	Shimojima Co. Ltd.	95,372	676
[1]	Kojima Co. Ltd.	149,555	671
	Tsutsumi Jewelry Co. Ltd.	46,070	664
[1]	Nippon Coke & Engineering Co. Ltd.	1,013,050	656
	Nakayama Steel Works Ltd.	106,563	653
	Corona Corp. Class A	97,486	648
*,1	Kourakuen Holdings Corp.	82,063	636
	Pronexus Inc.	86,944	633
	Tv Tokyo Holdings Corp.	45,183	630
*	Akebono Brake Industry Co. Ltd.	542,566	615
	Japan Medical Dynamic Marketing Inc.	88,564	605
	Chuo Spring Co. Ltd.	107,880	590
	Tokyo Individualized Educational Institute Inc.	145,137	581
[1]	Oro Co. Ltd.	39,522	566

36

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Kanamic Network Co. Ltd.	129,606	565
	Nihon Trim Co. Ltd.	27,019	555
*	BrainPad Inc.	98,930	552
	Media Do Co. Ltd.	42,088	549
*	Taiko Pharmaceutical Co. Ltd.	181,125	539
[1]	Daisyo Corp.	67,791	536
	I-PEX Inc.	56,442	507
	Sekisui Kasei Co. Ltd.	166,741	490
[1]	Ohara Inc.	61,097	490
	Nisso Corp.	108,107	472
*,1	Gunosy Inc.	102,774	469
[1]	CHIMNEY Co. Ltd.	53,904	461
	Taiho Kogyo Co. Ltd.	96,611	446
*	COOKPAD Inc.	271,541	403
[1]	Fibergate Inc.	57,641	395
	Takamiya Co. Ltd.	136,908	387
*,1	RPA Holdings Inc.	191,370	387
*,1	Tokyo Base Co. Ltd.	168,771	360
	Linical Co. Ltd.	68,678	358
	Wowow Inc.	35,634	344
*,1	Right On Co. Ltd.	65,911	303
	Robot Home Inc.	224,508	276
*,1	Nichi-iko Pharmaceutical Co. Ltd.	416,169	265
			30,199,975
Netherlands (3.4%)
	ASML Holding NV	3,070,150	1,674,005
	Prosus NV	6,359,568	439,086
	ING Groep NV	28,418,684	346,173
*,2	Adyen NV	224,142	311,165
	Koninklijke Ahold Delhaize NV	7,535,925	216,667
	Wolters Kluwer NV	1,910,817	199,939
	Heineken NV	1,814,559	170,917
	Koninklijke DSM NV	1,322,813	162,434
	Universal Music Group NV	5,687,183	137,531
	Koninklijke Philips NV	6,750,999	101,584
	ArcelorMittal SA	3,640,837	96,053
	NN Group NV	2,268,720	92,773
	Akzo Nobel NV	1,348,259	90,472
	ASM International NV	349,989	88,804
	Koninklijke KPN NV	24,794,172	76,744
	Aegon NV	13,508,372	68,443
	IMCD NV	434,449	62,144
	Heineken Holding NV	804,277	62,115
*	EXOR NV	787,467	57,654
	ASR Nederland NV	1,094,545	52,006
	Randstad NV	836,371	51,104
[1,2]	ABN AMRO Bank NV GDR	3,015,031	41,752
*,1	Unibail-Rodamco-Westfield	784,906	41,032
	BE Semiconductor Industries NV	594,096	36,205
[2]	Signify NV	954,006	32,114
*,2	Just Eat Takeaway.com NV	1,399,760	29,793
	Aalberts NV	734,106	28,595
	OCI NV	733,140	26,212
		Shares	Market Value• ($000)
	Arcadis NV	548,149	21,581
	SBM Offshore NV	1,168,891	18,390
*	Allfunds Group plc	2,572,826	18,043
	JDE Peet's NV	618,268	17,883
*	Galapagos NV	370,682	16,451
	Corbion NV	451,321	15,440
	Koninklijke Vopak NV	498,332	14,824
*	InPost SA	1,554,901	13,137
	TKH Group NV GDR	317,205	12,652
[1]	APERAM SA	340,331	10,793
*,1,2	Basic-Fit NV	395,214	10,395
*	Fugro NV	857,728	10,298
	Eurocommercial Properties NV	386,084	9,353
[2]	CTP NV	785,174	9,293
	AMG Advanced Metallurgical Group NV	238,180	8,804
*,2	Alfen Beheer BV	83,675	7,576
[1]	PostNL NV	2,776,771	5,063
[2]	Flow Traders	198,838	4,610
	Sligro Food Group NV	262,155	4,561
*	Koninklijke BAM Groep NV	1,847,302	4,299
	Wereldhave NV	304,883	4,082
*	TomTom NV	513,535	3,580
	NSI NV	139,390	3,470
	Majorel Group Luxembourg SA	157,357	3,459
	Vastned Retail NV	125,445	2,841
	Brunel International NV	144,161	1,480
[2]	B&S Group Sarl	204,477	1,058
*,1	Ebusco Holding NV	71,776	1,015
			5,047,947
New Zealand (0.3%)
	Fisher & Paykel Healthcare Corp. Ltd.	4,344,672	62,164
	Spark New Zealand Ltd.	14,255,949	48,809
*	Auckland International Airport Ltd.	9,023,890	44,755
	EBOS Group Ltd.	1,208,806	33,609
	Meridian Energy Ltd.	9,418,990	31,329
	Infratil Ltd.	5,527,716	30,348
	Contact Energy Ltd.	5,955,185	29,143
	Mainfreight Ltd.	616,971	26,394
*	a2 Milk Co. Ltd.	5,607,877	26,282
	Mercury NZ Ltd.	5,244,209	18,526
	Fletcher Building Ltd.	6,005,921	17,981
	Chorus Ltd.	3,392,546	17,569
	Goodman Property Trust	8,338,040	10,696
	Ryman Healthcare Ltd.	3,135,792	10,611
	Summerset Group Holdings Ltd.	1,727,026	9,700
*	SKYCITY Entertainment Group Ltd.	5,841,152	8,782
	Precinct Properties New Zealand Ltd.	10,139,296	8,144
[1]	Freightways Ltd.	1,277,432	7,836
	Kiwi Property Group Ltd.	11,954,544	6,925

37

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Genesis Energy Ltd.	3,973,134	6,503
*	Air New Zealand Ltd.	11,774,091	5,551
	Vital Healthcare Property Trust	3,612,489	5,169
	Heartland Group Holdings Ltd.	4,412,457	5,042
	Vector Ltd.	1,885,781	4,933
	Argosy Property Ltd.	6,406,547	4,725
*	Pushpay Holdings Ltd.	5,707,672	4,638
	Skellerup Holdings Ltd.	1,327,576	4,509
	Arvida Group Ltd.	5,397,137	3,905
	Stride Property Group	3,743,932	3,374
	KMD Brands Ltd.	4,468,288	2,918
*	Tourism Holdings Ltd.	1,175,710	2,584
	Oceania Healthcare Ltd.	5,090,932	2,455
	Scales Corp. Ltd.	802,788	2,090
*	Synlait Milk Ltd.	768,389	1,725
*	Pacific Edge Ltd.	5,146,172	1,634
	SKY Network Television Ltd.	1,050,571	1,531
*	Vista Group International Ltd.	1,524,321	1,469
*,1	Serko Ltd.	684,046	978
	Restaurant Brands New Zealand Ltd.	181,416	662
			515,998
Norway (0.8%)
	Equinor ASA	7,134,793	256,426
	DNB Bank ASA	7,808,322	154,215
	Norsk Hydro ASA	10,198,598	76,208
	Aker BP ASA (XOSL)	2,331,625	72,474
	Mowi ASA	3,376,062	57,529
	Yara International ASA	1,240,079	54,460
	Telenor ASA	4,822,086	45,053
	Orkla ASA	5,817,253	41,985
	Storebrand ASA	3,549,778	30,851
*	TOMRA Systems ASA	1,780,023	30,022
	Gjensidige Forsikring ASA	1,292,776	25,356
	Kongsberg Gruppen ASA	571,119	24,309
	Bakkafrost P/F	388,548	24,256
	Salmar ASA	532,982	20,902
	Subsea 7 SA	1,762,830	20,413
*	Nordic Semiconductor ASA	1,196,728	20,060
	SpareBank 1 SR-Bank ASA	1,350,539	16,639
*,1	NEL ASA	11,262,043	15,950
	Schibsted ASA Class A	784,040	14,868
*	Adevinta ASA	2,087,108	13,820
	Aker ASA Class A	182,841	13,427
	SpareBank 1 SMN	991,273	12,877
	TGS ASA	909,571	12,300
	Borregaard ASA	764,105	11,844
[1]	Frontline Ltd.	948,397	11,451
	Leroy Seafood Group ASA	1,951,710	10,936
	Var Energi ASA	3,064,164	10,579
		Shares	Market Value• ($000)
	Schibsted ASA Class B	550,804	10,103
*,1,2	AutoStore Holdings Ltd.	5,427,262	9,911
	Veidekke ASA	815,141	8,019
*	Aker Solutions ASA	1,998,789	7,698
	Wallenius Wilhelmsen ASA	780,774	7,690
[2]	Scatec ASA	914,607	7,358
	Atea ASA	626,025	7,304
[2]	Elkem ASA	1,997,693	7,190
	FLEX LNG Ltd.	215,546	7,059
*,2	Crayon Group Holding ASA	619,601	6,374
	Hafnia Ltd.	1,230,652	6,329
	Austevoll Seafood ASA	680,317	6,136
*,1	Kahoot! ASA	2,850,077	5,688
	DNO ASA	4,308,874	5,196
	MPC Container Ships ASA	2,834,526	4,675
	Stolt-Nielsen Ltd.	165,967	4,572
[2]	BW LPG Ltd.	584,163	4,529
[2]	Entra ASA	406,695	4,394
	Bonheur ASA	148,348	4,362
	Grieg Seafood ASA	431,842	3,447
*	Aker Carbon Capture ASA	2,551,408	2,994
	Sparebank 1 Oestlandet	220,643	2,720
*	Hexagon Composites ASA	824,254	2,284
*,1	Aker Horizons Holding ASA	1,705,248	2,242
	Arendals Fossekompani A/S	86,487	2,220
	BW Offshore Ltd.	702,984	1,784
*	BW Energy Ltd.	503,394	1,299
			1,242,787
Poland (0.3%)
	Polski Koncern Naftowy ORLEN SA	4,387,732	64,462
	Powszechna Kasa Oszczednosci Bank Polski SA	6,490,945	45,052
	Powszechny Zaklad Ubezpieczen SA	4,279,158	34,751
*,2	Dino Polska SA	365,749	31,412
	KGHM Polska Miedz SA	1,042,313	30,318
	Bank Polska Kasa Opieki SA	1,193,600	23,745
	LPP SA	8,412	20,515
*,1,2	Allegro.eu SA	3,058,868	17,655
[1]	CD Projekt SA	500,300	14,903
	Santander Bank Polska SA	227,748	13,559
	KRUK SA	130,988	9,274
	Orange Polska SA	5,005,808	7,613
	Cyfrowy Polsat SA	1,846,153	7,445
*,2	Pepco Group NV	817,204	7,380
*	PGE Polska Grupa Energetyczna SA	4,624,804	7,297
	Asseco Poland SA	431,988	7,178
*	mBank SA	97,937	6,637
*	Alior Bank SA	693,350	5,453

38

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	Jastrzebska Spolka Weglowa SA	398,588	5,352
*	Bank Millennium SA	4,514,387	4,757
	Bank Handlowy w Warszawie SA	242,786	4,200
*	Tauron Polska Energia SA	7,284,696	3,537
*	Grupa Azoty SA	351,121	3,177
*,1	CCC SA	298,554	2,934
*	Enea SA	1,974,734	2,708
*	AmRest Holdings SE	554,093	2,484
	Ciech SA	188,644	1,791
	Warsaw Stock Exchange	195,585	1,588
	Kernel Holding SA	349,334	1,406
			388,583
Portugal (0.2%)
	EDP - Energias de Portugal SA	21,548,304	107,414
	Galp Energia SGPS SA	3,914,986	52,816
	Jeronimo Martins SGPS SA	2,095,088	45,328
	EDP Renovaveis SA	1,835,710	40,451
	Banco Comercial Portugues SA Class R	59,108,460	9,271
	REN - Redes Energeticas Nacionais SGPS SA	2,911,041	7,854
	Sonae SGPS SA	6,957,088	6,970
	Navigator Co. SA	1,880,646	6,953
	NOS SGPS SA	1,604,372	6,491
*	Greenvolt-Energias Renovaveis SA	447,820	3,739
	CTT-Correios de Portugal SA	1,073,588	3,551
	Altri SGPS SA	528,742	2,830
	Corticeira Amorim SGPS SA	245,373	2,291
	Semapa-Sociedade de Investimento e Gestao	116,733	1,549
			297,508
Singapore (1.2%)
	DBS Group Holdings Ltd.	13,791,938	349,096
	Oversea-Chinese Banking Corp. Ltd.	26,795,131	243,730
	United Overseas Bank Ltd.	9,826,149	225,076
	Singapore Telecommunications Ltd.	57,361,793	109,979
	CapitaLand Integrated Commercial Trust	38,542,837	58,786
	Keppel Corp. Ltd.	10,609,473	57,537
	Capitaland Investment Ltd.	19,453,530	53,764
	CapitaLand Ascendas REIT	26,000,228	53,250
	Wilmar International Ltd.	16,059,000	50,030
	Singapore Exchange Ltd.	6,245,769	41,765
		Shares	Market Value• ($000)
	Singapore Airlines Ltd.	9,700,953	40,054
	Genting Singapore Ltd.	44,269,628	31,593
	Singapore Technologies Engineering Ltd.	11,638,580	29,123
	Mapletree Logistics Trust	24,374,902	28,984
	Venture Corp. Ltd.	2,003,736	25,540
	Mapletree Industrial Trust	14,368,549	23,810
	City Developments Ltd.	3,565,789	21,920
	Mapletree Commercial Trust	17,377,482	21,712
	UOL Group Ltd.	3,751,558	18,862
	Frasers Logistics & Commercial Trust	21,529,434	18,641
	Sembcorp Industries Ltd.	6,961,713	17,577
	Suntec REIT	15,969,981	16,450
	Jardine Cycle & Carriage Ltd.	759,718	16,221
	ComfortDelGro Corp. Ltd.	15,736,859	14,452
	NetLink NBN Trust	22,289,444	13,814
	Frasers Centrepoint Trust	8,282,983	12,993
	Keppel DC REIT	9,786,072	12,937
*	Sembcorp Marine Ltd.	116,238,969	11,995
	Ascott Residence Trust	15,144,768	11,884
	ESR-REIT	40,937,357	11,318
	Keppel REIT	16,481,118	11,207
	Keppel Infrastructure Trust	26,799,001	10,810
*	SATS Ltd.	4,818,389	10,213
	Parkway Life REIT	2,967,466	8,336
	Haw Par Corp. Ltd.	1,099,268	7,864
	Hutchison Port Holdings Trust Class U	38,863,724	7,520
	Raffles Medical Group Ltd.	7,044,894	7,364
	Lendlease Global Commercial REIT	13,962,367	7,348
	CapitaLand China Trust	8,660,548	7,245
	CDL Hospitality Trusts	6,614,912	6,181
	Olam Group Ltd.	5,638,610	6,153
	Ascendas India Trust	6,535,730	5,513
	SPH REIT	8,018,893	5,389
	iFAST Corp. Ltd.	1,215,869	5,305
	AEM Holdings Ltd.	2,061,330	5,270
	Starhill Global REIT	11,025,470	4,445
	Singapore Post Ltd.	11,319,268	4,394
	First Resources Ltd.	3,934,732	4,358
	Sheng Siong Group Ltd.	3,245,773	3,994
	OUE Commercial REIT	15,935,935	3,982
	Cromwell European REIT	2,427,026	3,899
	AIMS APAC REIT	4,126,929	3,824
	Manulife US REIT	12,318,419	3,697
	StarHub Ltd.	4,441,074	3,449

39

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Far East Hospitality Trust	7,425,859	3,441
*	SIA Engineering Co. Ltd.	1,716,016	2,997
	UMS Holdings Ltd.	3,394,792	2,990
	Keppel Pacific Oak US REIT	6,442,757	2,965
	Digital Core REIT Management Private Ltd.	5,300,170	2,918
	Thomson Medical Group Ltd.	48,794,083	2,842
	Hour Glass Ltd.	1,679,500	2,556
	Sabana Industrial REIT	7,547,227	2,450
	Riverstone Holdings Ltd.	4,146,873	1,903
	Prime US REIT	4,667,086	1,891
	First REIT	8,144,516	1,581
	Silverlake Axis Ltd.	5,429,426	1,461
	Nanofilm Technologies International Ltd.	1,369,479	1,423
*	COSCO Shipping International Singapore Co. Ltd.	7,561,216	1,011
	Bumitama Agri Ltd.	2,160,408	953
*	Yoma Strategic Holdings Ltd.	9,181,090	803
*,1,3	Ezra Holdings Ltd.	10,329,900	85
*,3	Eagle Hospitality Trust	4,532,200	—
			1,824,923
South Korea (4.4%)
	Samsung Electronics Co. Ltd.	37,359,627	1,639,835
	SK Hynix Inc.	4,099,725	244,606
	Samsung Electronics Co. Ltd. Preference Shares	4,815,220	192,962
	Samsung SDI Co. Ltd.	395,851	185,869
	LG Chem Ltd.	350,610	167,427
	NAVER Corp.	1,092,850	155,426
	Hyundai Motor Co.	1,053,993	126,144
[1]	POSCO Holdings Inc.	567,001	124,089
	KB Financial Group Inc.	2,937,934	112,560
[1]	Celltrion Inc.	835,951	106,693
	Shinhan Financial Group Co. Ltd.	3,776,551	105,137
[1]	Kakao Corp.	2,293,889	97,710
	Kia Corp.	1,952,378	91,860
*	LG Energy Solution	263,175	90,705
*,2	Samsung Biologics Co. Ltd.	139,444	90,669
	Hyundai Mobis Co. Ltd.	465,540	73,843
	Hana Financial Group Inc.	2,180,058	72,594
	KT&G Corp.	812,033	58,692
	Samsung C&T Corp.	634,639	57,175
	LG Electronics Inc.	817,708	56,217
	SK Innovation Co. Ltd.	396,397	48,427
		Shares	Market Value• ($000)
	Samsung Electro-Mechanics Co. Ltd.	421,863	43,812
	Woori Financial Group Inc.	4,790,982	43,767
	NCSoft Corp.	119,664	42,747
	LG Corp.	670,823	41,537
	SK Inc.	272,466	40,873
*,1	Doosan Heavy Industries & Construction Co. Ltd.	3,179,430	38,703
	Samsung Fire & Marine Insurance Co. Ltd.	239,169	37,846
	LG Household & Health Care Ltd.	62,670	36,071
	Celltrion Healthcare Co. Ltd.	750,585	34,687
[1]	HMM Co. Ltd.	2,209,486	34,438
*	Korea Electric Power Corp.	1,899,901	32,809
	Korea Zinc Co. Ltd.	72,277	32,391
[1]	Samsung Life Insurance Co. Ltd.	562,497	31,587
*,1	Krafton Inc.	222,484	29,752
*	Hanwha Solutions Corp. (XKRX)	867,016	29,646
[1]	POSCO Chemical Co. Ltd.	206,343	29,478
	Samsung SDS Co. Ltd.	276,618	26,959
*	Korean Air Lines Co. Ltd.	1,398,038	25,477
*,1	KakaoBank Corp.	1,278,807	24,879
[1]	Amorepacific Corp.	221,906	24,286
*,1	L&F Co. Ltd.	175,549	24,205
[1]	Ecopro BM Co. Ltd.	299,377	21,901
	Korea Aerospace Industries Ltd.	530,627	21,445
[1]	LG Innotek Co. Ltd.	106,240	21,426
*	Samsung Engineering Co. Ltd.	1,187,345	21,005
[1]	S-Oil Corp.	311,896	20,758
*	SK Square Co. Ltd.	748,557	19,925
*,1	HYBE Co. Ltd.	137,514	19,024
*,1	Samsung Heavy Industries Co. Ltd.	4,662,764	18,897
	Coway Co. Ltd.	425,366	18,886
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	324,953	18,273
	Yuhan Corp.	402,048	18,184
	Hyundai Glovis Co. Ltd.	139,792	18,149
	DB Insurance Co. Ltd.	336,909	17,464
	Hyundai Heavy Industries Holdings Co. Ltd.	381,129	17,249
*,1	HLB Inc. (XKOS)	763,403	17,225
	Orion Corp.Republic of Korea	164,602	16,757
[1]	LG Display Co. Ltd.	1,685,596	16,657
	CJ CheilJedang Corp.	54,103	16,275

40

Developed Markets Index Fund
		Shares	Market Value• ($000)
[1]	Lotte Chemical Corp. (XKRX)	111,306	15,753
	Hyundai Motor Co. Preference Shares (XKRS)	268,247	15,700
[1]	Hotel Shilla Co. Ltd.	233,854	15,445
	Hanwha Aerospace Co. Ltd.	262,289	15,274
	Hyundai Engineering & Construction Co. Ltd.	547,986	15,150
	Meritz Fire & Marine Insurance Co. Ltd.	382,545	15,146
	Industrial Bank of Korea	1,928,300	14,987
*	Kangwon Land Inc.	808,116	14,870
	LG Uplus Corp.	1,611,373	14,111
	LG Chem Ltd. Preference Shares	63,243	13,953
	Hyundai Steel Co.	570,862	13,914
[1]	F&F Co. Ltd.	120,465	13,846
	Hanmi Pharm Co. Ltd.	57,914	13,716
	Hankook Tire & Technology Co. Ltd.	554,543	13,694
	GS Holdings Corp.	383,703	13,316
	Kumho Petrochemical Co. Ltd.	128,021	12,758
*,1	Hyundai Rotem Co. Ltd.	550,995	12,403
	Korea Investment Holdings Co. Ltd.	289,290	12,277
	Samsung Securities Co. Ltd.	481,021	12,005
	E-MART Inc.	147,505	11,469
	BNK Financial Group Inc.	2,214,816	11,410
[1]	Ecopro Co. Ltd.	137,122	11,211
[1]	JYP Entertainment Corp.	205,266	11,027
[1]	Hyundai Marine & Fire Insurance Co. Ltd.	453,732	10,571
*,1	SK Biopharmaceuticals Co. Ltd.	183,564	10,496
	Fila Holdings Corp.	391,922	10,340
*,1	Hyundai Mipo Dockyard Co. Ltd.	153,918	10,306
[1]	SKC Co. Ltd.	145,684	10,281
*,1	Hyundai Heavy Industries Co. Ltd.	110,496	10,184
	Hyundai Motor Co. Preference Shares	168,450	9,865
	Meritz Securities Co. Ltd.	1,946,804	9,696
	Cheil Worldwide Inc.	528,919	9,661
	Mirae Asset Securities Co. Ltd.	1,993,120	9,630
	Hansol Chemical Co. Ltd.	61,825	9,106
	Shinsegae Inc.	51,866	9,068
[1]	OCI Co. Ltd.	137,799	8,871
*,1	SK Bioscience Co. Ltd.	150,846	8,833
	LEENO Industrial Inc.	69,017	8,528
		Shares	Market Value• ($000)
	Youngone Corp.	226,424	8,451
	Hanwha Corp.	409,853	8,341
[1]	CS Wind Corp.	150,454	8,253
*,1	Celltrion Pharm Inc.	152,319	8,128
*,1,2	SK IE Technology Co. Ltd.	191,973	8,113
[1]	GS Engineering & Construction Corp.	475,696	8,004
	Mando Corp.	249,348	7,957
	BGF retail Co. Ltd.	47,527	7,954
	Hanon Systems	1,235,669	7,935
[1]	SM Entertainment Co. Ltd.	129,106	7,870
	DB HiTek Co. Ltd.	265,384	7,823
*	Alteogen Inc.	255,182	7,801
*,1	Kakao Games Corp.	216,058	7,721
*,1	Pearl Abyss Corp.	231,564	7,718
	LS Corp.	132,214	7,300
	NH Investment & Securities Co. Ltd.	1,036,821	7,216
*,1	Kakaopay Corp.	158,417	6,877
	S-1 Corp.	144,258	6,780
[1]	NongShim Co. Ltd.	23,930	6,758
	JB Financial Group Co. Ltd.	1,075,633	6,720
	Posco International Corp.	372,143	6,679
	SK Telecom Co. Ltd.	177,397	6,655
	Meritz Financial Group Inc.	194,740	6,648
	GS Retail Co. Ltd.	296,904	6,629
	KIWOOM Securities Co. Ltd.	98,717	6,585
	CJ ENM Co. Ltd.	78,046	6,486
	CJ Corp.	96,952	6,476
*,1	Hyundai Doosan Infracore Co. Ltd.	1,017,275	6,454
	Pan Ocean Co. Ltd.	1,415,450	6,453
	DGB Financial Group Inc.	1,158,704	6,411
[1]	Hyosung TNC Corp.	22,712	6,315
[1,2]	Netmarble Corp.	129,186	6,215
*	CosmoAM&T Co. Ltd.	150,721	6,208
	LG Household & Health Care Ltd. Preference Shares	24,617	6,168
[1]	Hyosung Advanced Materials Corp.	23,168	6,164
	Lotte Shopping Co. Ltd.	85,150	6,136
	DL E&C Co. Ltd.	228,472	6,122
[1]	AMOREPACIFIC Group	218,222	6,053
*,1	Hyundai Bioscience Co. Ltd.	275,723	5,981
[1]	SD Biosensor Inc.	249,750	5,981
	LOTTE Fine Chemical Co. Ltd.	131,908	5,928
[1]	LIG Nex1 Co. Ltd.	80,853	5,911
*	Hyundai Electric & Energy System Co. Ltd.	164,923	5,563
[1]	Chunbo Co. Ltd.	31,763	5,530
	Korea Gas Corp.	191,763	5,513
[1]	Soulbrain Co. Ltd.	31,406	5,458
	Samsung Card Co. Ltd.	231,019	5,406

41

Developed Markets Index Fund
		Shares	Market Value• ($000)
[1]	Iljin Materials Co. Ltd.	130,789	5,387
*,1	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	357,654	5,379
[1]	Dongjin Semichem Co. Ltd.	223,853	5,347
*,1	Doosan Fuel Cell Co. Ltd.	226,208	5,302
	Hyundai Department Store Co. Ltd.	112,416	5,268
[1]	WONIK IPS Co. Ltd.	267,491	5,264
*,1	HLB Life Science Co. Ltd.	622,573	5,241
	Samchully Co. Ltd.	16,492	5,113
[1]	LS Electric Co. Ltd.	113,357	5,069
	KCC Corp.	31,103	5,044
	Doosan Bobcat Inc.	182,982	5,007
*,1	SAM KANG M&T Co. Ltd.	304,731	4,864
*,1	Hanjin Kal Corp.	163,585	4,849
[1]	People & Technology Inc.	138,603	4,776
	Lotte Corp.	194,935	4,761
	Hyundai Wia Corp.	121,265	4,753
[1]	Hite Jinro Co. Ltd.	234,108	4,751
*,1	Paradise Co. Ltd.	337,926	4,719
	ST Pharm Co. Ltd.	67,049	4,692
	Koh Young Technology Inc.	461,374	4,681
	LX International Corp.	173,521	4,675
[1]	LX Semicon Co. Ltd.	81,963	4,674
[1]	Seegene Inc.	214,798	4,647
	Hanwha Life Insurance Co. Ltd.	2,112,273	4,635
*	CJ Logistics Corp.	61,825	4,611
	Kolon Industries Inc.	140,569	4,587
*	Hugel Inc.	42,891	4,581
*,1	KMW Co. Ltd.	212,950	4,491
	Daewoong Pharmaceutical Co. Ltd.	35,721	4,486
*	Daewoo Engineering & Construction Co. Ltd.	1,345,011	4,458
[1]	SK Chemicals Co. Ltd.	74,852	4,347
[1]	Green Cross Corp.	41,750	4,310
[1]	KEPCO Plant Service & Engineering Co. Ltd.	164,039	4,306
[1]	Shin Poong Pharmaceutical Co. Ltd.	253,967	4,295
*,1	Naturecell Co. Ltd.	355,174	4,288
[1]	DL Holdings Co. Ltd.	90,782	4,276
	Hyundai Construction Equipment Co. Ltd.	86,463	4,272
	Douzone Bizon Co. Ltd.	145,130	4,235
*,1	LegoChem Biosciences Inc.	123,384	4,217
	Hyundai Elevator Co. Ltd.	183,093	4,115
		Shares	Market Value• ($000)
[1]	Daejoo Electronic Materials Co. Ltd.	72,954	4,113
	Samsung SDI Co. Ltd. Preference Shares	18,470	4,061
	Dentium Co. Ltd.	51,020	4,047
	LG Electronics Inc. Preference Shares	121,268	4,045
[1]	SFA Engineering Corp.	140,200	4,039
[1]	Ottogi Corp.	10,680	4,035
*,1	Hana Tour Service Inc.	83,913	4,028
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	33,285	4,020
	Chong Kun Dang Pharmaceutical Corp.	60,741	3,965
[1]	KEPCO Engineering & Construction Co. Inc.	91,886	3,955
*,1	Bioneer Corp.	167,068	3,907
[1]	Kolmar Korea Co. Ltd.	115,294	3,904
	Korean Reinsurance Co.	722,145	3,894
*	Hanall Biopharma Co. Ltd.	273,106	3,872
	SSANGYONG C&E Co. Ltd.	833,788	3,810
[1]	Hanwha Systems Co. Ltd.	455,577	3,807
*	Pharmicell Co. Ltd.	414,892	3,741
	Daeduck Electronics Co. Ltd.	247,942	3,739
	Dongkuk Steel Mill Co. Ltd.	422,087	3,730
	Medytox Inc.	36,809	3,725
	Poongsan Corp.	138,531	3,702
[1]	MegaStudyEdu Co. Ltd.	58,401	3,696
[1]	Dongsuh Cos. Inc.	228,330	3,666
*	SOLUM Co. Ltd.	265,037	3,666
	SK REIT Co. Ltd.	813,954	3,558
*,1	STCUBE	311,940	3,528
[1]	Hyosung Corp.	66,180	3,515
*,1	Sam Chun Dang Pharm Co. Ltd.	99,855	3,471
*,1	Studio Dragon Corp.	49,931	3,412
	Eo Technics Co. Ltd.	64,223	3,406
*,1	Chabiotech Co. Ltd.	330,246	3,405
*,1	ABLBio Inc.	184,703	3,372
[1]	Cosmax Inc.	57,231	3,371
[1]	Com2uSCorp	71,409	3,367
[1]	Foosung Co. Ltd.	392,405	3,336
	HK inno N Corp.	113,055	3,331
[1]	Lotte Chilsung Beverage Co. Ltd.	23,694	3,319
[1]	BH Co. Ltd.	183,774	3,274
[1]	Advanced Nano Products Co. Ltd.	52,924	3,258
[1]	Wemade Co. Ltd.	128,036	3,216
*,1	Taihan Electric Wire Co. Ltd.	2,685,429	3,183
	CJ CheilJedang Corp. Preference Shares	23,742	3,169

42

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Hanmi Semiconductor Co. Ltd.	344,679	3,162
	SK Networks Co. Ltd.	1,023,654	3,150
[1]	Park Systems Corp.	34,476	3,124
*	GeneOne Life Science Inc.	549,945	3,110
*,1	Oscotec Inc.	226,048	3,107
*	Hyosung Heavy Industries Corp.	49,927	3,077
	JR Global REIT	907,788	3,032
[1]	AfreecaTV Co. Ltd.	53,383	3,017
	Amorepacific Corp. Preference Shares	78,556	3,013
[1]	Korea Petrochemical Ind Co. Ltd.	21,999	2,997
	LOTTE REIT Co. Ltd.	944,160	2,995
*	Sungeel Hitech Co. Ltd.	37,275	2,989
	Mirae Asset Securities Co. Ltd. Preference Shares	1,031,142	2,922
[1]	SIMMTECH Co. Ltd.	137,845	2,907
*,1	Duk San Neolux Co. Ltd.	93,600	2,900
	ESR Kendall Square REIT Co. Ltd.	917,086	2,899
[1]	Ecopro HN Co. Ltd.	80,493	2,893
[1]	YG Entertainment Inc.	82,950	2,892
[1]	Doosan Co. Ltd.	43,946	2,890
*	Asiana Airlines Inc.	260,204	2,877
	Hanmi Science Co. Ltd.	111,480	2,873
	Youlchon Chemical Co. Ltd.	98,181	2,831
	Green Cross Holdings Corp.	207,933	2,816
	Innocean Worldwide Inc.	84,630	2,763
[1]	HDC Hyundai Development Co-Engineering & Construction Class E	344,022	2,732
*,1	Lotte Tour Development Co. Ltd.	236,371	2,720
[1]	Humasis Co. Ltd.	238,233	2,690
	Daou Technology Inc.	175,818	2,675
	Daesang Corp.	153,429	2,663
[1]	Intellian Technologies Inc.	49,014	2,643
[1]	S&S Tech Corp.	123,278	2,592
[1]	DoubleUGames Co. Ltd.	69,164	2,580
	Daewoong Co. Ltd.	159,037	2,575
*,1	CJ CGV Co. Ltd.	190,723	2,573
*,1	GemVax & Kael Co. Ltd.	273,794	2,573
*	NHN Corp.	130,236	2,571
	Hyundai Autoever Corp.	33,801	2,554
[1]	Huchems Fine Chemical Corp.	159,281	2,525
[1]	Innox Advanced Materials Co. Ltd.	104,735	2,523
		Shares	Market Value• ($000)
*,1	Creative & Innovative System	351,523	2,511
[1]	Ahnlab Inc.	47,034	2,499
*	Neowiz	84,997	2,490
	PharmaResearch Co. Ltd.	44,798	2,482
*,1	NKMax Co. Ltd.	226,797	2,479
[1]	Samyang Holdings Corp.	45,247	2,465
[1]	Hanssem Co. Ltd.	68,953	2,440
	Taekwang Industrial Co. Ltd.	4,108	2,425
[1]	Tokai Carbon Korea Co. Ltd.	31,976	2,410
	NICE Information Service Co. Ltd.	248,476	2,409
*,1	Wysiwyg Studios Co. Ltd.	174,673	2,398
*,1	Myoung Shin Industrial Co. Ltd.	208,429	2,385
	HAESUNG DS Co. Ltd.	82,555	2,360
	PI Advanced Materials Co. Ltd.	102,816	2,355
	Solus Advanced Materials Co. Ltd.	97,951	2,340
[1]	Dawonsys Co. Ltd.	206,806	2,328
[1]	RFHIC Corp.	129,772	2,313
	Daishin Securities Co. Ltd. Preference Shares	249,296	2,291
[1]	DongKook Pharmaceutical Co. Ltd.	172,328	2,262
	Lutronic Corp.	144,282	2,252
*	GC Cell Corp.	59,981	2,251
[1]	Zinus Inc.	80,556	2,240
*,1	Enchem Co. Ltd.	53,374	2,231
	Korea Electric Terminal Co. Ltd.	54,279	2,226
*,1	Grand Korea Leisure Co. Ltd.	148,062	2,215
[1]	IS Dongseo Co. Ltd.	98,825	2,211
	Han Kuk Carbon Co.	252,105	2,202
	Shinhan Alpha REIT Co. Ltd.	423,102	2,200
*,1	Eoflow Co. Ltd.	183,560	2,188
*	Hanwha General Insurance Co. Ltd.	588,946	2,172
*,1	Kumho Tire Co. Inc.	986,366	2,170
	Handsome Co. Ltd.	99,619	2,138
*,1	Amicogen Inc.	137,290	2,121
[1]	Hankook & Co. Co. Ltd.	191,909	2,118
[1]	Jusung Engineering Co. Ltd.	248,792	2,104
[1]	Seoul Semiconductor Co. Ltd.	261,777	2,099
*,1	Hana Micron Inc.	282,088	2,093
*,1	Genexine Inc. (XKOS)	140,020	2,086
	Youngone Holdings Co. Ltd.	42,817	2,080
[1]	Posco ICT Co. Ltd.	413,325	2,057
	SL Corp.	112,294	2,054
[1]	GOLFZON Co. Ltd.	22,738	2,045
*,1	Helixmith Co. Ltd.	241,884	2,037

43

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Hyundai Greenfood Co. Ltd.	377,538	2,018
*,1	Vaxcell-Bio Therapeutics Co. Ltd.	74,429	2,018
[1]	Mcnex Co. Ltd.	90,416	2,003
[1]	Seojin System Co. Ltd.	143,600	1,997
*	LX Holdings Corp.	296,548	1,986
[1]	Bukwang Pharmaceutical Co. Ltd.	282,158	1,965
[1]	Dongwon Industries Co. Ltd.	50,060	1,959
	Partron Co. Ltd.	305,808	1,958
	KCC Glass Corp.	66,784	1,953
*	Korea Line Corp.	1,113,049	1,924
	Lotte Rental Co. Ltd.	87,338	1,916
[1]	Sebang Global Battery Co. Ltd.	56,760	1,911
	SK Discovery Co. Ltd.	79,768	1,910
	INTOPS Co. Ltd.	84,946	1,870
	Eugene Technology Co. Ltd.	105,937	1,868
	Daishin Securities Co. Ltd.	181,965	1,863
	Dong-A Socio Holdings Co. Ltd.	23,035	1,856
	SNT Motiv Co. Ltd.	55,100	1,832
*	HLB Therapeutics Co. Ltd.	206,098	1,827
	Orion Holdings Corp.	149,295	1,814
[1]	Harim Holdings Co. Ltd.	297,752	1,814
*,1	Cellivery Therapeutics Inc.	189,478	1,806
[1]	Young Poong Corp.	3,717	1,783
	Hyundai Home Shopping Network Corp.	41,524	1,776
	Unid Co. Ltd.	27,440	1,770
	Hanjin Transportation Co. Ltd.	105,405	1,756
	LF Corp.	139,267	1,755
[1]	L&C Bio Co. Ltd.	95,248	1,750
	i-SENS Inc.	66,331	1,729
	Dong-A ST Co. Ltd.	35,735	1,719
*,1	Eubiologics Co. Ltd.	242,083	1,713
	Lotte Confectionery Co. Ltd.	17,533	1,707
[1]	NHN KCP Corp.	158,788	1,694
*,1	MedPacto Inc.	95,497	1,691
*,1	Ananti Inc.	311,442	1,660
	Ilyang Pharmaceutical Co. Ltd.	107,724	1,659
[1]	Tesna Inc.	74,961	1,648
	SK Gas Ltd.	17,923	1,645
[1]	Shinsegae International Inc.	83,670	1,641
*	Yungjin Pharmaceutical Co. Ltd.	628,483	1,624
*	SFA Semicon Co. Ltd.	529,868	1,621
[1]	Nature Holdings Co. Ltd.	63,022	1,593
		Shares	Market Value• ($000)
[1]	Songwon Industrial Co. Ltd.	116,644	1,592
*,1	Binex Co. Ltd.	169,163	1,557
*	Webzen Inc.	128,051	1,550
*,1	Shinsung E&G Co. Ltd.	1,245,498	1,534
*	Solid Inc.	330,446	1,523
*,1	Komipharm International Co. Ltd.	269,799	1,501
	JW Pharmaceutical Corp.	99,310	1,490
[1]	Boryung Pharmaceutical Co. Ltd.	207,195	1,490
[1]	Hansae Co. Ltd.	120,725	1,482
*,1	Modetour Network Inc.	109,425	1,481
*,1	NEPES Corp.	118,498	1,477
	Hanwha Investment & Securities Co. Ltd.	785,040	1,467
*,1	Danal Co. Ltd.	369,561	1,467
	Namyang Dairy Products Co. Ltd.	3,679	1,426
*,1	BNC Korea Co. Ltd.	388,147	1,425
	NICE Holdings Co. Ltd.	139,018	1,418
[1]	KH Vatec Co. Ltd.	127,475	1,408
[1]	Sangsangin Co. Ltd.	288,645	1,403
	Advanced Process Systems Corp.	95,643	1,392
	Mirae Asset Life Insurance Co. Ltd.	599,051	1,373
	Sung Kwang Bend Co. Ltd.	129,374	1,359
*	CMG Pharmaceutical Co. Ltd.	793,520	1,354
*,1	Insun ENT Co. Ltd.	204,404	1,338
	HDC Holdings Co. Ltd.	302,226	1,316
	SK Securities Co. Ltd.	2,674,850	1,307
	Samwha Capacitor Co. Ltd.	54,799	1,304
*,1	iNtRON Biotechnology Inc.	201,678	1,303
[1]	Seobu T&D	210,788	1,298
	Hansol Paper Co. Ltd.	122,002	1,283
	Nexen Tire Corp.	264,890	1,280
	Halla Holdings Corp.	52,319	1,273
*	DIO Corp.	81,573	1,271
*	Medipost Co. Ltd.	107,192	1,269
	InBody Co. Ltd.	79,017	1,266
	Vieworks Co. Ltd.	52,535	1,258
*	CrystalGenomics Inc.	453,286	1,256
*	TY Holdings Co. Ltd.	150,277	1,254
	TK Corp.	97,952	1,246
	Korea United Pharm Inc.	68,666	1,242
[1]	Huons Co. Ltd.	53,584	1,240
	KISWIRE Ltd.	79,824	1,238
*	OliX Pharmaceuticals Inc.	75,981	1,236
*	Hyosung Chemical Corp.	15,506	1,228

44

Developed Markets Index Fund
		Shares	Market Value• ($000)
[1]	Sungwoo Hitech Co. Ltd.	328,968	1,222
*	Com2uS Holdings Corp.	39,643	1,222
*	Hancom Inc.	122,353	1,200
[1]	Hanil Cement Co. Ltd.	128,948	1,195
*	Next Science Co. Ltd.	272,401	1,182
[1]	TES Co. Ltd.	94,344	1,178
	Binggrae Co. Ltd.	37,780	1,176
	KUMHOE&C Co. Ltd.	211,991	1,175
*,1	Kuk-il Paper Manufacturing Co. Ltd.	665,811	1,173
*,1	Ace Technologies Corp.	221,404	1,172
	LX Hausys Ltd.	46,419	1,158
	Tongyang Inc.	1,450,596	1,149
	Seah Besteel Corp.	88,195	1,141
	iMarketKorea Inc.	141,650	1,131
	Korea Real Estate Investment & Trust Co. Ltd.	1,080,367	1,122
	Yuanta Securities Korea Co. Ltd.	588,778	1,120
*	Daea TI Co. Ltd.	445,632	1,108
*,1	Mezzion Pharma Co. Ltd.	106,176	1,096
[1]	Kwang Dong Pharmaceutical Co. Ltd.	229,423	1,084
[1]	ENF Technology Co. Ltd.	67,173	1,078
	Jeil Pharmaceutical Co. Ltd.	63,513	1,062
*	Samsung Pharmaceutical Co. Ltd.	494,527	1,054
	SPC Samlip Co. Ltd.	18,028	1,018
	Korea Asset In Trust Co. Ltd.	429,889	1,015
*	AbClon Inc.	99,468	1,013
[1]	ITM Semiconductor Co. Ltd.	48,634	1,012
*	Sambu Engineering & Construction Co. Ltd.	1,024,093	1,003
[1]	Dongwon F&B Co. Ltd.	8,025	1,002
[1]	Gradiant Corp.	84,142	1,001
	Hankook Shell Oil Co. Ltd.	5,336	986
[1]	Cuckoo Homesys Co. Ltd.	41,570	971
*	Eutilex Co. Ltd.	183,187	964
	HS Industries Co. Ltd.	313,182	954
*,1	UniTest Inc.	110,240	923
[1]	Maeil Dairies Co. Ltd.	21,677	907
	Namhae Chemical Corp.	131,949	894
	Chongkundang Holdings Corp.	21,069	889
	KISCO Corp.	184,248	889
	Tongyang Life Insurance Co. Ltd.	231,140	888
		Shares	Market Value• ($000)
	Kolon Corp.	50,498	880
	Humedix Co. Ltd.	39,149	863
*	Homecast Co. Ltd.	243,243	851
	CJ Freshway Corp.	33,406	850
*	Hansol Technics Co. Ltd.	205,189	829
[1]	OptoElectronics Solutions Co. Ltd.	58,194	815
	Daeduck Co. Ltd.	163,705	804
	LOTTE Himart Co. Ltd.	82,729	803
*,1	Cafe24 Corp.	101,421	795
*	Giantstep Inc.	56,889	792
	BGF Co. Ltd.	229,646	787
	Hansol Holdings Co. Ltd.	302,373	784
*	Peptron Inc.	129,978	783
	KT Skylife Co. Ltd.	121,208	781
	Dae Han Flour Mills Co. Ltd.	7,283	766
	Eusu Holdings Co. Ltd.	150,259	762
*	Wonik Holdings Co. Ltd.	282,074	761
	Hyundai Bioland Co. Ltd.	71,668	761
*	HJ Shipbuilding & Construction Co. Ltd.	244,528	755
*,1	Toptec Co. Ltd.	146,200	755
	Samyang Corp.	24,474	751
	KC Co. Ltd.	55,206	747
	Hyundai Corp.	58,136	746
	Eugene Investment & Securities Co. Ltd.	401,535	743
	KC Tech Co. Ltd.	61,863	728
*	Inscobee Inc.	701,054	721
	Aekyung Industrial Co. Ltd.	43,349	717
	Soulbrain Holdings Co. Ltd.	37,780	714
	KTB Investment & Securities Co. Ltd.	320,266	712
	Woongjin Thinkbig Co. Ltd.	374,697	711
	Sindoh Co. Ltd.	27,107	695
	Sam Young Electronics Co. Ltd.	93,398	688
	DB Financial Investment Co. Ltd.	209,111	680
*	Dongsung Pharmaceutical Co. Ltd.	128,195	678
	LG HelloVision Co. Ltd.	193,176	672
*	Namsun Aluminum Co. Ltd.	394,210	662
	Kolmar Korea Holdings Co. Ltd.	52,623	659
	E1 Corp.	18,014	648
	Hanil Holdings Co. Ltd.	74,880	639
*,1	Telcon RF Pharmaceutical Inc.	786,783	636

45

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	Aprogen pharmaceuticals Inc.	1,590,421	634
	Kyobo Securities Co. Ltd.	149,907	626
*,1	Lotte Chemical Corp.	22,267	625
*	Enzychem Lifesciences Corp.	466,542	616
[1]	Huons Global Co. Ltd.	39,208	585
[1]	Cuckoo Holdings Co. Ltd.	44,020	573
*	KH Feelux Co. Ltd.	1,062,837	556
	ICD Co. Ltd.	78,844	553
	Taeyoung Engineering & Construction Co. Ltd.	170,103	544
*	Able C&C Co. Ltd.	130,186	540
*	Interflex Co. Ltd.	72,569	525
	Lock&Lock Co. Ltd.	105,522	524
*,1	Korea Electric Power Corp. ADR	50,986	441
*	CUROCOM Co. Ltd.	836,724	439
*	Anterogen Co. Ltd.	36,241	423
	Hyundai Livart Furniture Co. Ltd.	61,769	421
	Byucksan Corp.	262,104	419
*	Cellid Co. Ltd.	43,704	408
*	Unidbtplus Co. Ltd.	43,024	286
	KB Financial Group Inc. ADR	4,508	174
*	Genexine Inc.	32,281	102
*	Hanwha Solutions Corp.	7,428	6
	Hanwha Corp. Preference Shares	40	—
			6,489,245
Spain (2.0%)
	Iberdrola SA (XMAD)	45,416,939	530,175
	Banco Santander SA	126,551,085	378,402
	Banco Bilbao Vizcaya Argentaria SA	45,901,436	276,477
	Industria de Diseno Textil SA	8,007,674	212,692
*	Amadeus IT Group SA	3,432,121	178,051
	Repsol SA	9,545,633	151,938
[2]	Cellnex Telecom SA	4,269,513	141,625
	Telefonica SA	38,046,999	137,734
	CaixaBank SA	31,526,456	123,609
	Ferrovial SA	3,637,650	95,244
*,2	Aena SME SA	536,165	67,213
	Red Electrica Corp. SA	3,292,844	57,257
	Endesa SA	2,412,131	45,460
	ACS Actividades de Construccion y Servicios SA	1,577,260	45,131
	Banco de Sabadell SA	42,687,179	40,124
	Bankinter SA	5,210,200	34,906
	Acciona SA	173,665	31,960
	Enagas SA	1,900,981	31,610
	Naturgy Energy Group SA	1,100,342	28,597
*,1	Grifols SA	2,078,372	24,002
		Shares	Market Value• ($000)
	Merlin Properties Socimi SA	2,548,817	23,905
*	Grifols SA Preference Shares	2,476,142	20,857
	Viscofan SA	297,576	19,166
	Corp. ACCIONA Energias Renovables SA	435,606	16,832
	Inmobiliaria Colonial Socimi SA	2,583,651	16,619
	Acerinox SA	1,508,688	14,914
	Mapfre SA	7,587,131	14,677
[1]	Fluidra SA	852,219	13,251
	Grupo Catalana Occidente SA	398,447	12,590
*	Vidrala SA	142,012	12,204
	Cia de Distribucion Integral Logista Holdings SA	476,305	12,011
	Indra Sistemas SA	927,333	10,571
[2]	Unicaja Banco SA	9,513,137	10,482
	CIE Automotive SA	378,951	9,749
	Ebro Foods SA	582,184	9,142
	Faes Farma SA	2,340,082	8,793
*	Solaria Energia y Medio Ambiente SA	464,247	8,511
	Sacyr SA (XMAD)	2,888,530	8,026
	Pharma Mar SA	102,826	7,082
	Applus Services SA	996,031	6,857
	Laboratorios Farmaceuticos Rovi SA	163,117	6,304
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	5,203,930	5,746
	Almirall SA	546,993	5,289
	Corp. Financiera Alba SA	112,515	5,205
[2]	Gestamp Automocion SA	1,168,152	4,510
	Construcciones y Auxiliar de Ferrocarriles SA	140,240	3,978
*	Melia Hotels International SA	781,632	3,827
	Prosegur Cia de Seguridad SA	1,747,545	3,315
[2]	Global Dominion Access SA	832,050	3,203
	Fomento de Construcciones y Contratas SA	317,193	2,998
	Ence Energia y Celulosa SA	981,968	2,954
[2]	Neinor Homes SA	316,628	2,767
	Atresmedia Corp. de Medios de Comunicacion SA	636,223	2,174
*	Tecnicas Reunidas SA	219,765	2,145
[2]	Aedas Homes SA	140,842	2,081
	Lar Espana Real Estate Socimi SA	429,637	1,945
[2]	Prosegur Cash SA	2,831,637	1,817
*	Mediaset Espana Comunicacion SA	389,355	1,381

46

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	Distribuidora Internacional de Alimentacion SA	91,989,764	1,247
*,1	NH Hotel Group SA (XMAD)	198,590	631
			2,951,963
Sweden (2.8%)
	Investor AB Class B	13,390,690	242,384
	Atlas Copco AB Class A	18,981,051	224,895
	Volvo AB Class B	11,483,392	207,431
	Assa Abloy AB Class B	6,988,003	150,307
	Hexagon AB Class B	14,281,215	149,740
	Sandvik AB	8,209,293	148,355
	Telefonaktiebolaget LM Ericsson Class B	22,857,514	133,932
	Swedbank AB Class A	7,669,365	130,449
	Atlas Copco AB Class B	11,800,688	125,909
	Skandinaviska Enskilda Banken AB Class A	10,830,574	124,691
	Essity AB Class B	4,649,193	121,749
[2]	Evolution AB	1,218,173	118,655
	Svenska Handelsbanken AB Class A	11,307,931	113,848
	Nibe Industrier AB Class B	11,082,755	103,444
	Epiroc AB Class A	4,837,387	88,085
	Investor AB Class A	4,500,946	83,739
*	Boliden AB	2,086,918	78,389
	Alfa Laval AB	2,362,364	68,337
	Svenska Cellulosa AB SCA Class B	4,513,856	57,167
	EQT AB	2,584,335	54,905
[1]	H & M Hennes & Mauritz AB Class B	5,034,660	54,256
	Telia Co. AB	19,085,656	48,769
	SKF AB Class B	2,924,200	44,663
	Epiroc AB Class B	2,771,897	44,592
	Indutrade AB	2,140,927	43,417
	Skanska AB Class B	2,730,856	43,291
	Trelleborg AB Class B	1,755,492	40,549
	Getinge AB Class B	1,704,538	35,438
	Tele2 AB Class B	4,195,263	34,224
	Securitas AB Class B	3,704,441	30,912
	Sagax AB Class B	1,314,791	29,872
	Industrivarden AB Class A	1,218,527	29,638
	Volvo AB Class A	1,554,723	29,518
	Holmen AB Class B	730,740	29,043
	Lifco AB Class B	1,734,813	29,038
*	Swedish Orphan Biovitrum AB	1,345,741	27,853
	Saab AB Class B	698,888	27,541
[1]	Beijer Ref AB Class B	1,871,635	26,429
*	Kinnevik AB Class B	1,833,837	25,241
	L E Lundbergforetagen AB Class B	565,177	24,095
[1]	Castellum AB	1,951,399	23,632
		Shares	Market Value• ($000)
	SSAB AB Class B	4,364,801	22,737
	Axfood AB	826,192	22,655
	AAK AB	1,323,461	22,600
[1]	Electrolux AB Class B	1,644,270	22,216
	Husqvarna AB Class B	3,095,517	21,741
*	Fastighets AB Balder Class B	4,580,764	21,380
	Industrivarden AB Class C	854,817	20,740
*	Hexatronic Group AB	1,516,812	20,664
	AddTech AB Class B	1,446,837	20,655
	Investment AB Latour Class B	1,089,194	20,599
[1]	Avanza Bank Holding AB	948,454	20,353
	Hexpol AB	1,896,971	20,241
	Billerud AB	1,607,657	19,611
	Nordnet AB publ	1,303,278	18,873
*,1	Volvo Car AB Class B	4,097,022	18,655
*,1,2	Sinch AB	4,697,552	17,312
[2]	Thule Group AB	800,004	16,757
[2]	Bravida Holding AB	1,547,504	16,587
	Elekta AB Class B	2,745,219	16,559
	Fabege AB	1,899,493	16,155
[2]	Dometic Group AB	2,437,777	15,771
	Loomis AB Class B	560,699	15,369
*	Wihlborgs Fastigheter AB	2,030,284	15,332
	Sweco AB Class B	1,524,526	14,619
*	Lagercrantz Group AB Class B	1,438,628	14,251
*	Sectra AB	985,270	14,088
[1]	Samhallsbyggnadsbolaget i Norden AB	8,423,217	14,048
	SSAB AB Class A	2,472,924	13,530
	AFRY AB	746,812	12,245
	Hufvudstaden AB Class A	824,148	11,732
*	Nordic Entertainment Group AB Class B	575,446	10,985
	Nyfosa AB	1,399,162	10,834
	Wallenstam AB Class B	2,551,585	10,756
	Bure Equity AB	418,227	9,889
	Mycronic AB	522,598	9,835
	Vitrolife AB	507,255	9,075
	Biotage AB	507,372	9,044
	Catena AB	233,524	8,723
	AddLife AB Class B	831,238	8,692
	Peab AB Class B	1,529,771	8,681
*	AddNode Group AB	885,660	8,364
	JM AB	504,201	8,332
*	Modern Times Group MTG AB Shares B	926,982	7,932
[2]	Munters Group AB	801,836	7,905
*	Pandox AB Class B	678,593	7,571
*	Storskogen Group AB Class B	10,459,061	7,493
	Vitec Software Group AB Class B	185,479	7,450
*	Betsson AB Class B	904,302	7,350
	Electrolux Professional AB Class B	1,713,134	7,194
	Intrum AB	592,214	7,167

47

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Nolato AB Class B	1,359,753	7,129
	HMS Networks AB	214,458	6,985
	Mips AB	166,770	6,894
	Instalco AB	1,788,457	6,804
	NCC AB Class B	708,194	6,618
	Granges AB	804,181	6,586
	Medicover AB Class B	484,372	6,493
	Arjo AB Class B	1,711,903	6,409
	Lindab International AB	517,415	6,328
	Bilia AB Class A	550,927	6,046
*	Alleima AB	1,640,168	6,042
	Ratos AB Class B	1,503,408	5,985
*	Stillfront Group AB	3,365,843	5,669
	Atrium Ljungberg AB Class B	339,739	5,571
	Corem Property Group AB Class B	6,859,328	5,531
*,2	Boozt AB	477,433	5,504
	Concentric AB	285,034	5,324
	Hemnet Group AB	440,880	5,307
*	Cint Group AB	1,277,426	5,135
	Beijer Alma AB	324,816	5,095
	Cibus Nordic Real Estate AB	363,469	4,999
	Bufab AB	222,516	4,994
*	Sdiptech AB Class B	223,649	4,864
*,1	Truecaller AB Class B	1,541,276	4,851
	Dios Fastigheter AB	665,736	4,816
	Troax Group AB	259,895	4,552
	INVISIO AB	254,340	4,013
	NP3 Fastigheter AB	205,869	3,924
	Systemair AB	552,106	3,803
*	Camurus AB	154,308	3,740
	Mekonomen AB	321,315	3,465
[1]	Svenska Handelsbanken AB Class B	283,032	3,314
	Cloetta AB Class B	1,640,249	3,279
	SkiStar AB	307,063	3,269
*,1,2	Scandic Hotels Group AB	1,029,045	3,182
	Platzer Fastigheter Holding AB Class B	396,727	3,132
[2]	Resurs Holding AB	1,054,449	2,521
	Investment AB Oresund	223,066	2,303
	Svenska Cellulosa AB SCA Class A	179,753	2,298
*	Collector Bank AB	601,002	2,211
	Sagax AB Class D	849,759	2,179
	Telefonaktiebolaget LM Ericsson Class A	342,339	2,166
	Fagerhult AB	549,734	2,134
*,1	BICO Group AB Class B	207,515	2,119
	Skandinaviska Enskilda Banken AB Class C	177,490	2,113
	Clas Ohlson AB Class B	288,139	1,988
	Bonava AB Class B	668,342	1,892
*,2	Attendo AB	770,941	1,789
	Nobia AB	852,151	1,738
		Shares	Market Value• ($000)
*,3	Neobo Fastigheter AB	839,808	1,573
*	BHG Group AB	733,834	1,311
	Volati AB	146,754	1,227
	Husqvarna AB Class A	170,325	1,202
[1]	Samhallsbyggnadsbolaget i Norden AB Class D	464,682	841
	Corem Property Group AB Preference Shares	35,329	716
	NCC AB Class A	65,094	677
			4,180,419
Switzerland (7.7%)
	Nestle SA (Registered)	20,552,070	2,373,958
	Roche Holding AG	5,287,581	1,661,556
	Novartis AG (Registered)	15,395,248	1,393,231
	Zurich Insurance Group AG	1,130,567	540,498
	Cie Financiere Richemont SA Class A (Registered)	3,894,085	504,907
	UBS Group AG (Registered)	22,684,170	421,613
	ABB Ltd. (Registered)	11,586,622	353,131
	Lonza Group AG (Registered)	564,215	276,959
	Sika AG (Registered)	1,103,244	265,223
	Alcon Inc.	3,509,419	240,813
	Holcim Ltd.	4,153,596	215,004
	Swiss Re AG	2,201,304	205,825
	Givaudan SA (Registered)	60,532	185,404
	Partners Group Holding AG	169,061	149,701
	Geberit AG (Registered)	259,605	122,554
	Swiss Life Holding AG (Registered)	231,725	119,445
	Swisscom AG (Registered)	193,670	106,095
	SGS SA (Registered)	44,919	104,632
*	Straumann Holding AG	813,176	93,248
	Julius Baer Group Ltd.	1,583,312	92,150
	Sonova Holding AG (Registered)	379,202	90,060
	Kuehne + Nagel International AG (Registered)	377,936	87,864
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	8,001	81,530
	Roche Holding AG (Bearer)	206,737	80,110
	Chocoladefabriken Lindt & Spruengli AG (Registered)	768	79,014
	Credit Suisse Group AG (Registered)	25,566,232	76,327
	Logitech International SA (Registered)	1,084,893	67,274

48

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Swatch Group AG (Bearer)	233,317	66,313
	Schindler Holding AG Ptg. Ctf.	312,202	58,720
	SIG Combibloc Group AG	2,513,085	54,914
[2]	VAT Group AG	195,833	53,760
	Barry Callebaut AG (Registered)	27,202	53,717
	Baloise Holding AG (Registered)	342,437	52,806
	Swiss Prime Site AG (Registered)	578,847	50,170
	Tecan Group AG (Registered)	96,306	43,110
	PSP Swiss Property AG (Registered)	344,215	40,436
	Adecco Group AG (Registered)	1,207,689	39,727
*	Georg Fischer AG	623,486	38,196
	EMS-Chemie Holding AG (Registered)	54,153	36,678
	Belimo Holding AG (Registered)	70,439	33,605
	Helvetia Holding AG (Registered)	265,406	30,883
[2]	Galenica AG	370,201	30,205
	Clariant AG (Registered)	1,721,024	27,332
	Schindler Holding AG (Registered)	142,965	25,784
	Temenos AG (Registered)	458,730	25,236
*	Flughafen Zurich AG (Registered)	144,511	22,362
*	Dufry AG (Registered)	531,131	22,129
	DKSH Holding AG	273,098	20,710
	Banque Cantonale Vaudoise (Registered)	214,309	20,547
	Bucher Industries AG (Registered)	49,095	20,489
	Siegfried Holding AG (Registered)	30,664	20,369
*	Bachem Holding AG Class B	233,033	20,220
	BKW AG	136,947	18,737
	Cembra Money Bank AG	223,860	18,579
	Allreal Holding AG (Registered)	111,640	18,152
*,1	Meyer Burger Technology AG	27,294,156	15,860
[1]	Stadler Rail AG	402,775	14,335
	Burckhardt Compression Holding AG	23,941	14,261
	Mobimo Holding AG (Registered)	54,611	13,939
	Vontobel Holding AG (Registered)	208,590	13,834
*	ams AG	1,866,761	13,677
	Swatch Group AG (Registered)	261,418	13,593
*,1	Idorsia Ltd.	918,648	13,319
	Landis+Gyr Group AG	185,165	13,088
		Shares	Market Value• ($000)
	Valiant Holding AG (Registered)	120,557	13,035
	Inficon Holding AG (Registered)	14,791	12,951
	SFS Group AG	132,804	12,566
	Emmi AG (Registered)	14,643	12,398
	Huber + Suhner AG (Registered)	129,893	12,148
	Comet Holding AG (Registered)	56,655	12,046
*	Accelleron Industries AG	578,195	11,934
	Softwareone Holding AG	828,244	11,756
	St. Galler Kantonalbank AG (Registered)	21,437	11,147
	Daetwyler Holding AG (Bearer)	55,703	11,108
	Interroll Holding AG (Registered)	4,144	10,533
	Sulzer AG (Registered)	133,405	10,378
	Komax Holding AG (Registered)	35,636	9,957
	Swissquote Group Holding SA (Registered)	65,951	9,514
	OC Oerlikon Corp. AG (Registered)	1,433,571	9,401
*	Dottikon Es Holding AG (Registered)	33,326	9,070
	Forbo Holding AG (Registered)	7,349	8,636
*	Aryzta AG	7,138,197	8,526
	dormakaba Holding AG	23,214	8,510
*,2	Sensirion Holding AG	78,797	8,382
	VZ Holding AG	102,800	7,979
	Kardex Holding AG (Registered)	44,759	7,349
	Bystronic AG	10,002	6,929
	LEM Holding SA (Registered)	3,523	6,833
	u-blox Holding AG	51,295	6,123
	EFG International AG	594,920	5,684
*	SKAN Group AG	81,324	5,574
	Schweiter Technologies AG (Bearer)	6,992	5,554
	Intershop Holding AG	8,319	5,420
[2]	Medacta Group SA	46,911	5,237
[1]	COSMO Pharmaceuticals NV	71,810	4,756
	Arbonia AG	336,055	4,733
	Ypsomed Holding AG (Registered)	25,743	4,713
	Implenia AG (Registered)	110,455	4,557
	Zehnder Group AG	74,230	4,508
*,1	Basilea Pharmaceutica AG (Registered)	90,037	4,460
	Bossard Holding AG (Registered) Class A	19,684	4,254

49

Developed Markets Index Fund
		Shares	Market Value• ($000)
	ALSO Holding AG (Registered)	20,776	3,813
	Leonteq AG	80,483	3,795
	Vetropack Holding AG Class A (Registered)	96,541	3,759
	Bell Food Group AG (Registered)	14,464	3,725
*	TX Group AG	23,071	3,687
[2]	Medmix AG	190,028	3,613
*,2	Medartis Holding AG	34,594	3,057
[2]	PolyPeptide Group AG	108,870	2,988
	Rieter Holding AG (Registered)	23,573	2,667
*,2	Montana Aerospace AG	166,060	2,577
	Hiag Immobilien Holding AG	28,076	2,490
	Autoneum Holding AG	21,185	2,335
*,1	Zur Rose Group AG	65,585	1,818
	VP Bank AG Class A	18,555	1,759
*	Swiss Steel Holding AG	6,070,226	1,352
	APG SGA SA	7,183	1,249
			11,431,261
United Kingdom (13.3%)
	Shell plc (XLON)	54,119,824	1,525,682
	AstraZeneca plc	11,261,320	1,523,875
	HSBC Holdings plc	153,444,858	950,980
	BP plc	136,538,327	787,818
	Diageo plc	17,192,433	752,545
	British American Tobacco plc	17,077,624	675,559
	Glencore plc	97,975,529	653,364
	Rio Tinto plc	8,292,602	583,667
	GSK plc	30,459,767	526,443
	Unilever plc (XLON)	9,967,797	503,253
	Unilever plc	9,376,176	470,466
	RELX plc	14,645,380	404,916
	Reckitt Benckiser Group plc	5,452,278	377,932
	Anglo American plc	9,200,787	360,302
	National Grid plc	27,772,341	332,695
	Compass Group plc	13,373,208	308,815
	Prudential plc (XLON)	20,955,470	285,734
	Lloyds Banking Group plc	511,798,588	279,296
	BAE Systems plc	23,599,597	243,746
	London Stock Exchange Group plc	2,789,688	239,693
	Experian plc	7,010,699	237,441
	Barclays plc	120,457,821	229,209
	CRH plc (XLON)	5,704,359	227,004
	Ferguson plc	1,585,878	199,097
	Vodafone Group plc	188,815,810	191,217
	Ashtead Group plc	3,362,730	191,019
*	Flutter Entertainment plc (XDUB)	1,339,067	181,288
	Imperial Brands plc	7,215,651	179,750
	SSE plc	8,250,268	169,683
*	Haleon plc	38,057,765	150,580
	Tesco plc	55,794,265	150,358
		Shares	Market Value• ($000)
	Legal & General Group plc	45,165,558	135,412
	Standard Chartered plc	18,060,755	134,706
	NatWest Group plc	38,276,038	122,071
	Rentokil Initial plc	19,179,333	117,833
	3i Group plc	7,252,511	116,964
	Aviva plc	21,285,184	112,910
	Smith & Nephew plc	6,644,627	88,738
	Bunzl plc	2,568,882	85,467
	Croda International plc	1,062,136	84,523
	Segro plc	9,142,429	84,222
	Informa plc	10,845,276	80,903
	WPP plc	7,962,340	78,668
	InterContinental Hotels Group plc	1,336,843	76,706
	Smurfit Kappa Group plc	1,983,219	73,083
	Spirax-Sarco Engineering plc	560,674	71,615
	BT Group plc	52,968,530	71,522
*	Rolls-Royce Holdings plc	63,818,373	71,284
	Entain plc	4,462,220	71,061
	Burberry Group plc	2,921,336	71,024
	Sage Group plc	7,756,819	69,848
	Halma plc	2,890,279	68,832
	Next plc	943,269	66,096
	Mondi plc (XLON)	3,697,873	62,534
	United Utilities Group plc	5,199,822	62,129
	Pearson plc	5,472,475	61,794
	Severn Trent plc	1,910,824	61,047
	Intertek Group plc	1,230,269	59,855
	Admiral Group plc	2,171,225	55,737
	St. James's Place plc	4,075,555	53,689
	Centrica plc	44,937,259	52,265
	Smiths Group plc	2,703,881	51,893
	Associated British Foods plc	2,649,379	50,229
	Antofagasta plc	2,641,397	49,309
	Melrose Industries plc	30,521,114	49,173
	Whitbread plc	1,536,545	47,508
[2]	Auto Trader Group plc	7,028,918	43,772
	Kingfisher plc	14,908,006	42,357
	Land Securities Group plc	5,619,375	41,983
	Beazley plc	5,034,024	41,170
	Phoenix Group Holdings plc	5,600,754	41,028
	Weir Group plc	1,972,298	39,672
	Electrocomponents plc	3,597,582	38,736
	Rightmove plc	6,254,807	38,695
	DS Smith plc	9,753,606	37,624
	M&G plc	16,484,863	37,277
	Berkeley Group Holdings plc	811,636	37,002
	DCC plc	752,000	36,977
*	Wise plc Class A	5,377,507	36,431
	Barratt Developments plc	7,612,447	36,359
	Persimmon plc	2,418,220	35,457
	Coca-Cola HBC AG	1,496,559	35,377
[1]	Abrdn plc	15,518,062	35,263

50

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Johnson Matthey plc	1,378,731	35,236
	B&M European Value Retail SA	7,083,395	35,161
	AVEVA Group plc	903,023	34,953
[2]	ConvaTec Group plc	12,397,622	34,722
	J Sainsbury plc	13,095,143	34,346
*	Ocado Group plc	4,608,561	34,209
	Hiscox Ltd.	2,553,836	33,671
	British Land Co. plc	7,055,513	33,498
	Taylor Wimpey plc	26,666,129	32,658
*	Schroders plc	6,070,038	31,895
	Diploma plc	928,418	31,211
	Investec plc	5,074,948	31,025
	IMI plc	1,964,739	30,685
*	HomeServe plc	2,107,326	30,411
	Hargreaves Lansdown plc	2,891,777	29,779
	Intermediate Capital Group plc	2,124,368	29,332
	Endeavour Mining plc	1,385,384	29,301
	Spectris plc	804,867	29,158
	JD Sports Fashion plc	18,838,056	28,627
	Inchcape plc	2,875,026	28,386
	IG Group Holdings plc	2,955,985	27,852
	Howden Joinery Group plc	4,067,007	27,462
	Direct Line Insurance Group plc	10,079,708	26,866
	UNITE Group plc	2,421,754	26,568
	Dechra Pharmaceuticals plc	842,059	26,542
	Tate & Lyle plc	3,051,253	26,141
	Drax Group plc	3,066,476	26,011
	Games Workshop Group plc	249,647	25,769
	ITV plc	28,335,515	25,626
	Man Group plc	9,509,348	24,466
	Derwent London plc	848,452	24,284
	Rotork plc	6,532,203	24,275
	Tritax Big Box REIT plc	14,222,377	23,836
	Hikma Pharmaceuticals plc	1,221,710	22,768
*	Marks & Spencer Group plc	14,907,917	21,993
	Bellway plc	943,520	21,577
	Greggs plc	763,538	21,453
	Pennon Group plc	1,982,608	21,316
*	Indivior plc	939,065	21,015
	Virgin Money UK plc	9,170,510	20,167
	Harbour Energy plc	5,461,010	20,153
	OSB Group plc	3,249,455	18,788
	Vistry Group plc	2,463,103	18,552
	Britvic plc	1,982,149	18,467
	Balfour Beatty plc	4,491,329	18,379
	Genus plc	500,831	17,979
[1]	Mediclinic International plc	2,992,725	17,917
	Big Yellow Group plc	1,290,357	17,873
	Safestore Holdings plc	1,552,410	17,703
	Travis Perkins plc	1,617,029	17,288
		Shares	Market Value• ($000)
*,2	Watches of Switzerland Group plc	1,765,918	17,254
*	WH Smith plc	955,364	16,992
	Grainger plc	5,547,152	16,945
	QinetiQ Group plc	3,912,694	16,825
	Serco Group plc	8,806,651	16,531
*	SSP Group plc	6,005,536	16,450
	Energean plc	1,034,365	16,251
	Micro Focus International plc	2,502,139	16,029
	Hays plc	11,304,297	15,847
	LXI REIT plc	11,556,422	15,792
	Fresnillo plc	1,409,472	15,400
	Plus500 Ltd.	694,923	15,088
	LondonMetric Property plc	7,257,109	15,064
	Grafton Group plc	1,576,234	14,999
	Cranswick plc	401,924	14,902
[1]	TUI AG	9,270,374	14,866
	Lancashire Holdings Ltd.	1,858,721	14,615
	Assura plc	22,099,043	14,562
	Spirent Communications plc	4,581,681	14,556
	Close Brothers Group plc	1,145,616	14,407
*	Oxford Nanopore Technologies plc	4,834,865	14,241
*	Playtech plc	2,319,281	14,231
	Softcat plc	949,148	13,611
	Computacenter plc	585,072	13,587
	International Distributions Services plc	5,274,243	13,520
	Primary Health Properties plc	10,034,935	13,439
	Telecom Plus plc	503,253	13,321
	Pagegroup plc	2,391,741	13,317
	Kainos Group plc	706,272	13,225
	Future plc	865,293	13,189
*,2	Network International Holdings plc	3,540,134	12,819
	Victrex plc	663,444	12,770
*,1	International Consolidated Airlines Group SA	8,518,829	12,686
	TP ICAP Group plc	5,978,715	12,566
	Centamin plc	8,848,158	12,091
	Pets at Home Group plc	3,541,304	12,073
	Paragon Banking Group plc	1,764,966	12,000
[2]	Quilter plc	10,452,977	11,683
	Rathbones Group plc	475,028	11,682
[1]	Supermarket Income REIT plc	9,374,782	11,619
*,2	Trainline plc	3,512,781	11,597
	Renishaw plc	257,955	11,445
	Redrow plc	2,070,492	11,346
*	easyJet plc	2,851,561	11,186
	Oxford Instruments plc	407,710	11,099
	Airtel Africa plc	8,215,107	11,070
*	IWG plc	5,502,825	10,995
	TBC Bank Group plc	384,550	10,563

51

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,2	Deliveroo plc Class A	10,042,927	10,392
	Domino's Pizza Group plc	2,904,527	10,343
	Savills plc	1,025,341	10,212
	Dunelm Group plc	861,910	10,181
	Ashmore Group plc	3,451,251	9,942
	Bodycote plc	1,439,486	9,909
*	Darktrace plc	3,131,695	9,824
	Great Portland Estates plc	1,639,599	9,772
	Dr. Martens plc	4,294,359	9,746
	Coats Group plc	12,053,857	9,673
	AJ Bell plc	2,188,570	9,575
*	S4 Capital plc	4,087,232	9,345
	Moneysupermarket.com Group plc	3,989,445	9,300
	Mitie Group plc	10,276,278	9,212
[2]	JTC plc	993,286	8,980
	Redde Northgate plc	1,759,962	8,755
	Bank of Georgia Group plc	279,158	8,731
	Diversified Energy Co. plc	6,200,354	8,687
	Hill & Smith plc	612,604	8,650
[1]	Hammerson plc	29,599,433	8,544
*	Frasers Group plc	992,322	8,507
*	John Wood Group plc	5,176,503	8,389
[2]	Biffa plc	1,683,745	8,267
	Morgan Advanced Materials plc	2,142,639	8,150
	IntegraFin Holdings plc	2,194,170	8,016
*	Ascential plc	3,262,353	7,966
	Vesuvius plc	1,632,703	7,961
	Just Group plc	7,924,119	7,838
	Chemring Group plc	2,168,546	7,779
*	Carnival plc	1,108,553	7,689
*	Helios Towers plc	5,905,025	7,530
*	Capricorn Energy plc	2,378,427	7,522
	Clarkson plc	188,838	7,399
	Capital & Counties Properties plc	5,649,412	7,293
	Sirius Real Estate Ltd.	8,136,863	7,262
	Bytes Technology Group plc (XLON)	1,516,501	7,082
	Firstgroup plc	5,637,054	6,875
*	Babcock International Group plc	1,948,137	6,663
	Essentra plc	2,267,304	6,484
*	National Express Group plc	4,131,257	6,478
*	Elementis plc	4,435,390	6,451
	Premier Foods plc	4,936,766	6,433
	Liontrust Asset Management plc	475,475	6,411
*	C&C Group plc	2,961,870	6,287
[1]	Shaftesbury plc	1,412,773	6,286
	Volution Group plc	1,424,066	6,282
*	PureTech Health plc	1,909,592	6,205
	Genuit Group plc	1,801,188	6,093
*	Auction Technology Group plc	660,528	6,026
	Workspace Group plc	1,107,024	5,961
		Shares	Market Value• ($000)
	FDM Group Holdings plc	654,357	5,871
*,2	Spire Healthcare Group plc	2,130,312	5,862
	Morgan Sindall Group plc	315,282	5,862
	Rhi Magnesita NV	216,765	5,838
	Marshalls plc	1,766,421	5,827
	Ninety One plc	2,602,397	5,818
	NCC Group plc	2,271,458	5,435
[2]	Ibstock plc	2,885,459	5,394
	Crest Nicholson Holdings plc	1,849,189	5,264
	Jupiter Fund Management plc	3,261,740	5,236
	Keller Group plc	536,563	5,178
*	Molten Ventures plc	1,163,164	4,972
	IP Group plc	7,379,945	4,939
	Senior plc	3,248,857	4,894
	Currys plc	7,555,105	4,883
	Devro plc	1,263,398	4,702
[2]	Petershill Partners plc	2,196,472	4,494
[2]	Bridgepoint Group plc (Registered)	1,944,222	4,490
	Synthomer plc	2,571,137	4,478
	BMO Commercial Property Trust Ltd.	4,155,985	4,437
	Provident Financial plc	1,898,627	4,397
	Halfords Group plc	1,697,040	4,268
	Ferrexpo plc	2,259,545	4,268
	AG Barr plc	659,620	4,224
*,1,2	Aston Martin Lagonda Global Holdings plc	2,241,093	4,128
	UK Commercial Property REIT Ltd.	5,648,886	3,988
	Picton Property Income Ltd.	4,086,789	3,937
*,1	Tullow Oil plc	8,605,138	3,850
*,1	THG plc Class B	7,142,569	3,817
[2]	TI Fluid Systems plc Class B	2,359,303	3,814
	PZ Cussons plc	1,478,838	3,751
*	Capita plc	12,422,528	3,670
	Hilton Food Group plc	535,089	3,582
*	Oxford Biomedica plc	644,653	3,454
*	J D Wetherspoon plc	643,524	3,438
	Wickes Group plc	1,941,111	3,422
	XP Power Ltd.	139,749	3,416
*	Mitchells & Butlers plc	1,933,218	3,184
*,1	ASOS plc	502,439	3,085
	Helical plc	759,158	3,051
*	Greencore Group plc	3,929,202	3,046
*,2	Trustpilot Group plc	2,541,350	2,984
	Avon Protection plc	227,973	2,978
*	Moonpig Group plc	2,141,677	2,849
*,1	Petrofac Ltd. (XLON)	3,270,592	2,772
	Home REIT plc	5,987,549	2,752
*	Alphawave IP Group plc	2,054,944	2,530
*,2	Wizz Air Holdings plc	110,611	2,529
*	888 Holdings plc	2,388,531	2,521
	CLS Holdings plc	1,284,508	2,460

52

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	Marston's plc	4,631,848	2,220
[2]	CMC Markets plc	799,574	2,155
*,1	AO World plc	3,422,429	2,141
*	Restaurant Group plc	5,400,630	2,028
	Hochschild Mining plc	2,360,531	2,007
*	SIG plc	5,197,300	1,852
*	Rank Group plc	1,491,611	1,463
[2]	Alfa Financial Software Holdings plc	704,285	1,414
[1,2]	Bakkavor Group plc	1,153,805	1,342
	Micro Focus International plc ADR	27	—
[3]	Evraz plc	4,134,463	—
*,3	NMC Health plc	510,606	—
*,2,3	Finablr plc	1,120,022	—
*	Carillion plc	2,500,529	—
			19,812,972
United States (0.0%)
	Gen Digital Inc.	91	2
Total Common Stocks (Cost $137,977,948)			147,230,363
Temporary Cash Investments (2.2%)
Money Market Fund (2.2%)
[4,5]	Vanguard Market Liquidity Fund, 4.334% (Cost $3,348,091)	33,491,771	3,348,842
Total Investments (101.0%) (Cost $141,326,039)			150,579,205
Other Assets and Liabilities—Net (-1.0%)			(1,549,648)
Net Assets (100%)			149,029,557
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,141,090,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, the aggregate value was $2,619,357,000, representing 1.8% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $2,291,714,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.
53

Developed Markets Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-Mini S&P 500 Index	March 2023	113	21,815	(362)
Euro Stoxx 50 Index	March 2023	16,607	672,858	(30,044)
FTSE 100 Index	March 2023	3,241	292,533	424
S&P ASX 200 Index	March 2023	2,316	275,633	(6,220)
S&P TSX 60 Index	March 2023	1,196	206,677	(5,640)
Topix Index	March 2023	3,348	482,531	(13,336)
				(55,178)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	3/15/23	AUD	205,829	USD	139,844	723	—
State Street Bank & Trust Co.	3/15/23	AUD	135,905	USD	92,217	597	—
Morgan Stanley Capital Services Inc.	3/15/23	AUD	43,309	USD	29,345	232	—
Toronto-Dominion Bank	3/15/23	AUD	21,119	USD	14,522	—	(99)
Toronto-Dominion Bank	3/15/23	CAD	151,879	USD	111,685	553	—
State Street Bank & Trust Co.	3/15/23	CAD	104,884	USD	77,029	480	—
Morgan Stanley Capital Services Inc.	3/15/23	CAD	54,170	USD	39,733	298	—
Bank of America, N.A.	3/15/23	EUR	195,642	USD	207,367	3,146	—
Toronto-Dominion Bank	3/15/23	EUR	177,889	USD	188,582	2,829	—
Morgan Stanley Capital Services Inc.	3/15/23	EUR	163,777	USD	173,476	2,750	—
UBS AG	3/15/23	EUR	143,658	USD	152,496	2,081	—
Toronto-Dominion Bank	3/15/23	GBP	279,132	USD	346,210	—	(8,120)
Standard Chartered Bank	3/15/23	GBP	26,180	USD	32,213	—	(503)
Bank of New York	3/15/23	GBP	4,440	USD	5,437	—	(58)
UBS AG	3/15/23	JPY	48,872,636	USD	363,844	12,361	—
Bank of America, N.A.	3/15/23	JPY	11,351,925	USD	84,312	3,071	—
Toronto-Dominion Bank	3/15/23	JPY	6,908,310	USD	50,786	2,392	—
Bank of New York	3/15/23	JPY	3,355,876	USD	25,054	778	—
Morgan Stanley Capital Services Inc.	3/15/23	USD	12,048	AUD	17,952	—	(211)
UBS AG	3/15/23	USD	24,925	CAD	34,092	—	(269)
Bank of New York	3/15/23	USD	24,872	CAD	34,008	—	(261)
State Street Bank & Trust Co.	3/15/23	USD	20,767	CAD	28,411	—	(228)
Deutsche Bank AG	3/15/23	USD	12,528	CAD	17,132	—	(132)
State Street Bank & Trust Co.	3/15/23	USD	233,605	CHF	216,662	—	(2,647)
JPMorgan Chase Bank, N.A.	3/15/23	USD	11,517	DKK	81,202	—	(240)
54

Developed Markets Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	3/15/23	USD	163,319	EUR	153,153	—	(1,477)
Royal Bank of Canada	3/15/23	USD	33,420	EUR	31,325	—	(288)
Bank of New York	3/15/23	USD	21,815	EUR	20,446	—	(185)
Bank of New York	3/15/23	USD	47,580	GBP	39,002	341	—
State Street Bank & Trust Co.	3/15/23	USD	35,429	GBP	29,052	240	—
Royal Bank of Canada	3/15/23	USD	23,460	GBP	19,220	180	—
HSBC Bank plc	3/15/23	USD	11,834	GBP	9,697	88	—
Morgan Stanley Capital Services Inc.	3/15/23	USD	5,424	GBP	4,504	—	(31)
HSBC Bank plc	3/15/23	USD	3,666	HKD	28,545	4	—
Bank of New York	3/15/23	USD	50,786	JPY	6,855,550	—	(1,986)
Royal Bank of Canada	3/15/23	USD	25,351	JPY	3,421,499	—	(986)
BNP Paribas	3/15/23	USD	12,947	JPY	1,747,603	—	(505)
Deutsche Bank AG	3/15/23	USD	12,696	JPY	1,715,016	—	(506)
State Street Bank & Trust Co.	3/15/23	USD	56,172	KRW	71,405,971	—	(421)
Bank of America, N.A.	3/15/23	USD	20,637	KRW	26,204,992	—	(133)
HSBC Bank plc	3/15/23	USD	10,240	KRW	13,005,334	—	(67)
Bank of America, N.A.	3/15/23	USD	997	SEK	10,330	3	—
State Street Bank & Trust Co.	3/15/23	USD	6,075	SGD	8,251	—	(92)
						33,147	(19,445)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
SGD—Singapore dollar.
USD—U.S. dollar.
At December 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $11,495,000 and cash of $860,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
55

Developed Markets Index Fund
Statement of Assets and Liabilities
As of December 31, 2022

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $137,977,948)	147,230,363
Affiliated Issuers (Cost $3,348,091)	3,348,842
Total Investments in Securities	150,579,205
Investment in Vanguard	5,536
Cash Collateral Pledged—Futures Contracts	147,102
Cash Collateral Pledged—Forward Currency Contracts	10,370
Foreign Currency, at Value (Cost $63,999)	64,726
Receivables for Investment Securities Sold	62,440
Receivables for Accrued Income	577,987
Receivables for Capital Shares Issued	68,796
Unrealized Appreciation—Forward Currency Contracts	33,147
Total Assets	151,549,309
Liabilities
Due to Custodian	33,897
Payables for Investment Securities Purchased	16,950
Collateral for Securities on Loan	2,291,714
Payables for Capital Shares Redeemed	138,139
Payables to Vanguard	7,681
Variation Margin Payable—Futures Contracts	11,926
Unrealized Depreciation—Forward Currency Contracts	19,445
Total Liabilities	2,519,752
Net Assets	149,029,557
1 Includes $2,141,090,000 of securities on loan.
56

Developed Markets Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2022, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	146,637,762
Total Distributable Earnings (Loss)	2,391,795
Net Assets	149,029,557

Investor Shares—Net Assets
Applicable to 2,110,837 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,096
Net Asset Value Per Share—Investor Shares	$10.47

ETF Shares—Net Assets
Applicable to 2,389,809,410 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	100,471,493
Net Asset Value Per Share—ETF Shares	$42.04

Admiral Shares—Net Assets
Applicable to 1,643,505,377 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,213,981
Net Asset Value Per Share—Admiral Shares	$13.52

Institutional Shares—Net Assets
Applicable to 959,211,199 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,982,641
Net Asset Value Per Share—Institutional Shares	$13.53

Institutional Plus Shares—Net Assets
Applicable to 630,560,575 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,339,346
Net Asset Value Per Share—Institutional Plus Shares	$21.15

See accompanying Notes, which are an integral part of the Financial Statements.
57

Developed Markets Index Fund
Statement of Operations

Year Ended December 31, 2022
($000)
Investment Income
Income
Dividends[1]	4,559,342
Non-Cash Dividends	244,689
Interest[2]	19,242
Securities Lending—Net	47,300
Total Income	4,870,573
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5,695
Management and Administrative—Investor Shares	25
Management and Administrative—ETF Shares	32,107
Management and Administrative—Admiral Shares	11,273
Management and Administrative—Institutional Shares	4,557
Management and Administrative—Institutional Plus Shares	3,527
Marketing and Distribution—Investor Shares	2
Marketing and Distribution—ETF Shares	3,055
Marketing and Distribution—Admiral Shares	1,098
Marketing and Distribution—Institutional Shares	443
Marketing and Distribution—Institutional Plus Shares	404
Custodian Fees	4,451
Auditing Fees	58
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	2,483
Shareholders’ Reports—Admiral Shares	319
Shareholders’ Reports—Institutional Shares	121
Shareholders’ Reports—Institutional Plus Shares	108
Trustees’ Fees and Expenses	56
Professional Services	12,097
Other Expenses	98
Total Expenses	81,978
Expenses Paid Indirectly	(31)
Net Expenses	81,947
Net Investment Income	4,788,626
Realized Net Gain (Loss)
Investment Securities Sold[2,3,4]	(1,375,366)
Futures Contracts	(49,647)
Forward Currency Contracts	(144,863)
Foreign Currencies	(46,027)
Realized Net Gain (Loss)	(1,615,903)
58

Developed Markets Index Fund
Statement of Operations (continued)
Year Ended December 31, 2022
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(29,130,767)
Futures Contracts	(79,648)
Forward Currency Contracts	9,241
Foreign Currencies	(1,252)
Change in Unrealized Appreciation (Depreciation)	(29,202,426)
Net Increase (Decrease) in Net Assets Resulting from Operations	(26,029,703)
1	Dividends are net of foreign withholding taxes of $291,382,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $17,419,000, ($12,000), $3,000, and $396,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $28,000.
4	Includes $848,597,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
59

Developed Markets Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2022 ($000)	2021 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,788,626	4,194,482
Realized Net Gain (Loss)	(1,615,903)	726,433
Change in Unrealized Appreciation (Depreciation)	(29,202,426)	11,293,186
Net Increase (Decrease) in Net Assets Resulting from Operations	(26,029,703)	16,214,101
Distributions
Investor Shares	(603)	(1,404)
ETF Shares	(2,812,982)	(3,293,465)
Admiral Shares	(623,390)	(750,682)
Institutional Shares	(377,819)	(476,451)
Institutional Plus Shares	(394,354)	(528,259)
Total Distributions	(4,209,148)	(5,050,261)
Capital Share Transactions
Investor Shares	(9,832)	(16,666)
ETF Shares	10,385,991	15,456,013
Admiral Shares	1,899,137	1,864,044
Institutional Shares	501,738	47,662
Institutional Plus Shares	(515,210)	106,182
Net Increase (Decrease) from Capital Share Transactions	12,261,824	17,457,235
Total Increase (Decrease)	(17,977,027)	28,621,075
Net Assets
Beginning of Period	167,006,584	138,385,509
End of Period	149,029,557	167,006,584

See accompanying Notes, which are an integral part of the Financial Statements.
60

Developed Markets Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$12.73	$11.79	$10.95	$9.26	$11.16
Investment Operations
Net Investment Income[1]	.333	.331	.235	.361	.312
Net Realized and Unrealized Gain (Loss) on Investments	(2.302)	.996	.834	1.651	(1.914)
Total from Investment Operations	(1.969)	1.327	1.069	2.012	(1.602)
Distributions
Dividends from Net Investment Income	(.291)	(.387)	(.229)	(.322)	(.298)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.291)	(.387)	(.229)	(.322)	(.298)
Net Asset Value, End of Period	$10.47	$12.73	$11.79	$10.95	$9.26
Total Return[2]	-15.39%	11.35%	10.11%	21.96%	-14.56%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22	$37	$49	$59	$731
Ratio of Total Expenses to Average Net Assets	0.16%[3]	0.16%	0.16%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	3.06%	2.61%	2.34%	3.56%	2.89%
Portfolio Turnover Rate[4]	4%	3%	3%	2%	3%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.16%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
61

Developed Markets Index Fund
Financial Highlights
FTSE Developed Markets ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$51.14	$47.36	$43.98	$37.20	$44.83
Investment Operations
Net Investment Income[1]	1.403	1.370	.982	1.289	1.291
Net Realized and Unrealized Gain (Loss) on Investments	(9.281)	4.024	3.363	6.831	(7.677)
Total from Investment Operations	(7.878)	5.394	4.345	8.120	(6.386)
Distributions
Dividends from Net Investment Income	(1.222)	(1.614)	(.965)	(1.340)	(1.244)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.222)	(1.614)	(.965)	(1.340)	(1.244)
Net Asset Value, End of Period	$42.04	$51.14	$47.36	$43.98	$37.20
Total Return	-15.35%	11.49%	10.29%	22.08%	-14.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$100,471	$110,103	$87,578	$78,752	$65,139
Ratio of Total Expenses to Average Net Assets	0.05%[2]	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.22%	2.69%	2.43%	3.13%	3.00%
Portfolio Turnover Rate[3]	4%	3%	3%	2%	3%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Developed Markets Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$16.44	$15.23	$14.14	$11.96	$14.41
Investment Operations
Net Investment Income[1]	.448	.438	.313	.410	.412
Net Realized and Unrealized Gain (Loss) on Investments	(2.978)	1.287	1.085	2.198	(2.464)
Total from Investment Operations	(2.530)	1.725	1.398	2.608	(2.052)
Distributions
Dividends from Net Investment Income	(.390)	(.515)	(.308)	(.428)	(.398)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.390)	(.515)	(.308)	(.428)	(.398)
Net Asset Value, End of Period	$13.52	$16.44	$15.23	$14.14	$11.96
Total Return[2]	-15.32%	11.43%	10.26%	22.05%	-14.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,214	$24,782	$21,207	$20,143	$15,209
Ratio of Total Expenses to Average Net Assets	0.07%[3]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.21%	2.68%	2.41%	3.10%	2.98%
Portfolio Turnover Rate[4]	4%	3%	3%	2%	3%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Developed Markets Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$16.46	$15.25	$14.16	$11.97	$14.43
Investment Operations
Net Investment Income[1]	.452	.442	.315	.417	.416
Net Realized and Unrealized Gain (Loss) on Investments	(2.989)	1.287	1.086	2.205	(2.475)
Total from Investment Operations	(2.537)	1.729	1.401	2.622	(2.059)
Distributions
Dividends from Net Investment Income	(.393)	(.519)	(.311)	(.432)	(.401)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.393)	(.519)	(.311)	(.432)	(.401)
Net Asset Value, End of Period	$13.53	$16.46	$15.25	$14.16	$11.97
Total Return	-15.34%	11.44%	10.27%	22.14%	-14.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,983	$15,219	$14,020	$12,449	$10,361
Ratio of Total Expenses to Average Net Assets	0.05%[2]	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.23%	2.70%	2.42%	3.15%	3.00%
Portfolio Turnover Rate[3]	4%	3%	3%	2%	3%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Developed Markets Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$25.73	$23.83	$22.13	$18.72	$22.56
Investment Operations
Net Investment Income[1]	.717	.693	.495	.647	.643
Net Realized and Unrealized Gain (Loss) on Investments	(4.680)	2.022	1.693	3.439	(3.855)
Total from Investment Operations	(3.963)	2.715	2.188	4.086	(3.212)
Distributions
Dividends from Net Investment Income	(.617)	(.815)	(.488)	(.676)	(.628)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.617)	(.815)	(.488)	(.676)	(.628)
Net Asset Value, End of Period	$21.15	$25.73	$23.83	$22.13	$18.72
Total Return	-15.33%	11.49%	10.27%	22.07%	-14.45%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,339	$16,866	$15,531	$13,790	$9,265
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	3.26%	2.71%	2.43%	3.12%	3.01%
Portfolio Turnover Rate[3]	4%	3%	3%	2%	3%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Developed Markets Index Fund
Notes to Financial Statements
Vanguard Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Developed Markets ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of
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Developed Markets Index Fund
stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
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Developed Markets Index Fund
During the year ended December 31, 2022, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple
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Developed Markets Index Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and professional services, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2022, the fund had contributed to Vanguard capital in the amount of $5,536,000, representing less than 0.01% of the fund’s net assets and 2.21% of Vanguard’s
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Developed Markets Index Fund
capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $31,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	14,477,341	132,744,778	8,244	147,230,363
Temporary Cash Investments	3,348,842	—	—	3,348,842
Total	17,826,183	132,744,778	8,244	150,579,205
Derivative Financial Instruments
Assets
Futures Contracts[1]	424	—	—	424
Forward Currency Contracts	—	33,147	—	33,147
Total	424	33,147	—	33,571
Liabilities
Futures Contracts[1]	55,602	—	—	55,602
Forward Currency Contracts	—	19,445	—	19,445
Total	55,602	19,445	—	75,047
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Developed Markets Index Fund
E.	At December 31, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	424	—	424
Unrealized Appreciation—Forward Currency Contracts	—	33,147	33,147
Total Assets	424	33,147	33,571

Unrealized Depreciation—Futures Contracts[1]	55,602	—	55,602
Unrealized Depreciation—Forward Currency Contracts	—	19,445	19,445
Total Liabilities	55,602	19,445	75,047
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended December 31, 2022, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(49,647)	—	(49,647)
Forward Currency Contracts	—	(144,863)	(144,863)
Realized Net Gain (Loss) on Derivatives	(49,647)	(144,863)	(194,510)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(79,648)	—	(79,648)
Forward Currency Contracts	—	9,241	9,241
Change in Unrealized Appreciation (Depreciation) on Derivatives	(79,648)	9,241	(70,407)
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions, foreign currency transactions, passive foreign investment companies, and tax expense on capital gains were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	821,245
Total Distributable Earnings (Loss)	(821,245)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of
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Developed Markets Index Fund
unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	215,422
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(5,982,185)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	8,120,168
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	4,209,148	5,050,261
Long-Term Capital Gains	—	—
Total	4,209,148	5,050,261
*	Includes short-term capital gains, if any.
As of December 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	142,437,304
Gross Unrealized Appreciation	31,135,612
Gross Unrealized Depreciation	(23,019,236)
Net Unrealized Appreciation (Depreciation)	8,116,376
G.	During the year ended December 31, 2022, the fund purchased $19,790,862,000 of investment securities and sold $7,559,433,000 of investment securities, other than temporary cash investments. Purchases and sales include $8,958,994,000 and $1,768,199,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
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Developed Markets Index Fund
H.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	2,895	268	8,102	645
Issued in Lieu of Cash Distributions	603	59	1,404	112
Redeemed	(13,330)	(1,097)	(26,172)	(2,048)
Net Increase (Decrease)—Investor Shares	(9,832)	(770)	(16,666)	(1,291)
ETF Shares
Issued	10,385,991	236,804	15,456,013	303,914
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	10,385,991	236,804	15,456,013	303,914
Admiral Shares
Issued	6,520,144	468,045	5,398,666	330,877
Issued in Lieu of Cash Distributions	492,120	37,132	592,710	36,704
Redeemed	(5,113,127)	(369,023)	(4,127,332)	(252,978)
Net Increase (Decrease)—Admiral Shares	1,899,137	136,154	1,864,044	114,603
Institutional Shares
Issued	3,590,404	251,178	3,635,178	223,000
Issued in Lieu of Cash Distributions	344,369	25,951	436,044	26,962
Redeemed	(3,433,035)	(242,312)	(4,023,560)	(245,046)
Net Increase (Decrease)—Institutional Shares	501,738	34,817	47,662	4,916
Institutional Plus Shares
Issued	3,667,744	161,793	4,068,197	157,723
Issued in Lieu of Cash Distributions	365,438	17,602	498,151	19,715
Redeemed	(4,548,392)	(204,261)	(4,460,166)	(173,701)
Net Increase (Decrease)—Institutional Plus Shares	(515,210)	(24,866)	106,182	3,737
I.	Management has determined that no events or transactions occurred subsequent to December 31, 2022, that would require recognition or disclosure in these financial statements.
73

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Tax-Managed Funds and Shareholders of Vanguard Developed Markets Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments of Vanguard Developed Markets Index Fund (one of the funds constituting Vanguard Tax-Managed Funds, referred to hereafter as the "Fund") as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 15, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
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Tax information (unaudited)
The fund hereby designates $3,957,441,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for individual shareholders for the fiscal year.
The fund hereby designates $5,020,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund designates to shareholders foreign source income of $5,092,133,000 and foreign taxes paid of $273,388,000, or if subsequently determined to be different, the maximum amounts allowable by law. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
75

London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street Corporation.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg indexes: Bloomberg Index Services Limited. Copyright 2023, Bloomberg. All rights reserved.
© 2023 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964
Vanguard Marketing Corporation, Distributor.
Q1270 022023

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended December 31, 2022: $144,000
Fiscal Year Ended December 31, 2021: $155,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2022: $10,494,508
Fiscal Year Ended December 31, 2021: $11,244,694

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended December 31, 2022: $2,757,764
Fiscal Year Ended December 31, 2021: $2,955,181

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended December 31, 2022: $5,202,689
Fiscal Year Ended December 31, 2021: $2,047,574

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended December 31, 2022: $298,000
Fiscal Year Ended December 31, 2021: $280,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2022: $5,500,689
Fiscal Year Ended December 31, 2021: $2,327,574

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: February 17, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: February 17, 2023

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: February 17, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 11, 2022 (see File Number 333-11763), Incorporated by Reference.